As filed with the SEC on April 27, 2012
Registration No. 333-123884
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 11 [X]
REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940
Amendment No. 66 [X]
FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
(Exact name of registrant)
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(Name of depositor)
82 Devonshire Street
Boston, Massachusetts 02109
(Address of depositor's principal executive offices)
Depositor's telephone number: (800) 544-8888
_________________________________________________
JEFFREY K. CIMINI
President
Fidelity Investments Life Insurance Company
82 Devonshire Street, V5A
Boston, Massachusetts 02109
(Name and address of agent for service)
___________________________________________________________
Copy to:
MICHAEL BERENSON
MORGAN, LEWIS & BOCKIUS LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004
___________________________________________________________

Individual Variable Annuity Contracts -- Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, the Registrant has registered an indefinite number of securities.

It is proposed that this filing will become effective (check appropriate space):
immediately upon filing pursuant to paragraph (b) of rule 485
X	on April 30, 2012, pursuant to paragraph (b) (1) (iii) of rule 485
60 days after filing pursuant to paragraph (a) (1) of rule 485 on ______, pursuant to paragraph (a) (1) of rule 485
	75 days after filing pursuant to paragraph (a) (2) of rule 485	Page _ of _
	on , pursuant to paragraph (a) (2) of rule 485	Exhibit Index Appears on Page __

Prospectus

Fidelity Personal Retirement Annuity®

Introduction

This prospectus describes a variable annuity contract (the "Contract") offered by Fidelity Investments Life Insurance Company ("FILI", "we", or "us"). We are a life insurance company that is one of the group of financial service companies known as Fidelity Investments. The Contract is designed for individual investors who desire to accumulate capital on a tax-deferred basis for retirement or other long-term purposes.

The Contract may be owned by one or two individuals. A Contract may also be owned under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act. See Contracts Owned Under UGMA/UTMA Arrangements. It may also be owned by a trust that exists for the benefit of one or two individual(s) or is established as a charitable remainder trust under the Internal Revenue Service Code and regulations. Special provisions apply to Contracts owned by Trusts. See Contracts Owned by Trusts. Except for the discussion in those sections, the remainder of this prospectus assumes that the Contract is owned by one or two individuals.

You, the Owner or Owners, may purchase a Contract on a non-qualified basis. The Contracts are not offered in connection with IRAs or qualified plans of any kind.

You may choose to take money from a Contract by making withdrawals. You may also choose for us to make monthly annuity income payments to you or to one or two other individuals you name. Each person you designate to receive annuity income payments is called an Annuitant. Annuity income payments are fixed in amount and are guaranteed to last for the life or lives of the Annuitant(s) or for 120 monthly payments, whichever is longer.

Investment Options

You may direct your money to one or more of the 59 variable subaccounts (the "Investment Options") of Fidelity Investments Variable Annuity Account I (the "Variable Account"). The value of the money you invest in any Investment Option will vary with the investment performance of the single mutual fund portfolio (the "Fund") in which the Investment Option invests. We may add additional Investment Options in the future.

Some of the Funds are managed by Fidelity Management & Research Company ("FMR"): Fidelity VIP Asset Manager, Fidelity VIP Asset Manager: Growth, Fidelity VIP Balanced, Fidelity VIP Consumer Discretionary, Fidelity VIP Consumer Staples, Fidelity VIP Contrafund®, Fidelity VIP Disciplined Small Cap (sub-advised by Geode Capital Management, LLC ("Geode")), Fidelity VIP Dynamic Capital Appreciation, Fidelity VIP Emerging Markets, Fidelity VIP Energy, Fidelity VIP Equity Income, Fidelity VIP Financial Services, Fidelity VIP Growth, Fidelity VIP Growth & Income, Fidelity VIP Growth Opportunities, Fidelity VIP Growth Stock, Fidelity VIP Growth Strategies, Fidelity VIP Health Care, Fidelity VIP High Income, Fidelity VIP Index 500 (sub-advised by Geode), Fidelity VIP Industrials, Fidelity VIP International Capital Appreciation, Fidelity VIP Investment Grade Bond, Fidelity VIP Materials, Fidelity VIP Mid Cap, Fidelity VIP Money Market, Fidelity VIP Overseas, Fidelity VIP Real Estate, Fidelity VIP Strategic Income, Fidelity VIP Technology, Fidelity VIP Telecommunications, Fidelity VIP Utilities, Fidelity VIP Value, Fidelity VIP Value Leaders, and Fidelity VIP Value Strategies.

Others are managed by Strategic Advisers®, Inc. ("Strategic Advisers"), an affiliate of FMR: Fidelity VIP FundsManager® 20%, Fidelity VIP FundsManager® 50%, Fidelity VIP FundsManager® 60%, Fidelity VIP FundsManager® 70%, Fidelity VIP FundsManager® 85%, Fidelity VIP Investor Freedom® 2005, Fidelity VIP Investor Freedom® 2010, Fidelity VIP Investor Freedom® 2015, Fidelity VIP Investor Freedom® 2020, Fidelity VIP Investor Freedom® 2025, Fidelity VIP Investor Freedom® 2030, and Fidelity VIP Investor Freedom Income®.

Other funds are managed by:

BlackRock Advisors, LLC ("BlackRock"): BlackRock Global Allocation V.I. Fund

Franklin Advisers, Inc. ("Franklin Templeton"): Franklin U.S. Government Fund and Templeton Global Bond Securities Fund

Invesco Advisers, Inc. ("Invesco"): Invesco V.I. Global Core Equity Fund

Lazard Asset Management LLC ("Lazard"): Lazard Retirement Emerging Markets Equity Portfolio

FPRA

Morgan Stanley Investment Management Inc. ("Morgan Stanley"): Emerging Markets Debt Portfolio, Emerging Markets Equity Portfolio, and Global Tactical Asset Allocation Portfolio

Pacific Investment Management Company LLC ("PIMCO"): PIMCO VIT Low Duration Portfolio, PIMCO VIT Real Return Portfolio, PIMCO VIT Total Return Portfolio and PIMCO VIT CommodityRealReturn® Strategy Portfolio

Legal Information

This prospectus provides information that a prospective investor should know before investing. We have filed additional information about the Contract and the Variable Account with the U.S. Securities and Exchange Commission in a Statement of Additional Information dated April 30, 2012. The Statement of Additional Information is incorporated by reference in this prospectus and is available without charge by calling us at 1-800-544-2442 or by accessing the SEC Internet website (at http://www.sec.gov). The table of contents of the Statement of Additional Information appears on page (Click Here).

Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Please read this prospectus and keep it for future reference. It does not constitute an offering unless accompanied by either the current prospectus for the Money Market Investment Option or the current prospectuses for all the Investment Options.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

FOR FURTHER INFORMATION CALL FIDELITY

Nationally 1-800-544-2442

Date: April 30, 2012

FPRA

Prospectus Contents

Glossary	(Click Here)
Summary of the Contract	(Click Here)
Facts About Fidelity Investments Life, the Variable Account, and the Funds
Fidelity Investments Life	(Click Here)
The Variable Account	(Click Here)
Financial Statements	(Click Here)
The Funds	(Click Here)
Facts About the Contract
Purchase of a Contract	(Click Here)
Free Look Privilege	(Click Here)
Investment Allocation of Your Purchase Payment	(Click Here)
Making Exchanges Among Investment Options	(Click Here)
Accumulation Units	(Click Here)
Withdrawals	(Click Here)
Systematic Withdrawal Program	(Click Here)
Postponement of Payment	(Click Here)
Signature Guarantee or Customer Authentication	(Click Here)
Charges	(Click Here)
Certain Funds Impose a Short-Term Redemption Fee	(Click Here)
Automatic Transfer to Money Market Investment Option Upon Due Proof of Death	(Click Here)
Required Distributions on Death of Owner	(Click Here)
Annuity Date	(Click Here)
Annuity Income	(Click Here)
Contracts Owned by Trusts	(Click Here)
Contracts Owned Under UGMA/UTMA Arrangements	(Click Here)
Reports to Owners	(Click Here)
Tax Considerations	(Click Here)
Other Contract Provisions
Selling the Contracts	(Click Here)
Automatic Annuity Builder	(Click Here)
Dollar Cost Averaging	(Click Here)
Automatic Rebalancing	(Click Here)
Special Provisions for Sales Under Sponsored Arrangements	(Click Here)
More About the Investment Options and the Funds
Changes in Investment Options	(Click Here)
Total Return for an Investment Option	(Click Here)
Voting Rights	(Click Here)
Resolving Material Conflicts	(Click Here)
Litigation	(Click Here)
Appendix A: Table of Accumulation Values	(Click Here)
Appendix B: Table of Accumulation Values	(Click Here)
Appendix C: Table of Accumulation Values	(Click Here)
Table of Contents of the Statement of Additional Information	(Click Here)

FPRA

Glossary

Accumulation Unit - A unit of interest in an Investment Option.

Accumulation Unit Value - The value of a particular Accumulation Unit at a particular time.

Annuitant or Annuitants - The person(s) designated by the Owner(s) to receive monthly annuity income payments.

Annuity Date - A date selected by the Owner(s) for annuity income payments to begin. This date can be as late as the first day of the calendar month following the oldest Owner's 95th birthday. Once annuity income payments begin, Owners have no rights in the Contract.

Beneficiary or Beneficiaries - The person or persons who receive money from the Contract if all the Owners die before the Annuity Date.

Code - The Internal Revenue Code of 1986, as amended.

Contract - The annuity contract described in this prospectus.

Contract Anniversary - The same month and day as the Contract Date in each later year.

Contract Charges - The Total Separate Account Annual Fees which consist of the Mortality and Expense Risk Charge and the Administrative Charge.

Contract Date - The date your Contract becomes effective. We show this date in your Contract.

Contract Value - The total amount attributable to a Contract at any time before annuity income payments begin.

Contract Year - A year that starts on the Contract Date or a Contract Anniversary and ends at the close of business on the day before the next Contract Anniversary.

Exchanges - Transfers of values among the Investment Options.

Funds - The mutual fund portfolios in which the Investment Options invest.

Investment Options - The Subaccounts of the Variable Account to which you may allocate Contract Value. Each Subaccount invests exclusively in the shares of one Fund.

Non-qualified - Funds other than funds from an IRA or a qualified plan such as a 401(a), or a 401(k) plan, 403(b) plan, or a governmental 457(b) plan.

Owner(s) - also "You" or "you" - The one or two persons who have the ownership rights and privileges under the Contract before the Annuity Date. In general, two people may purchase a Contract only if they are spouses.

Purchase Payment(s) - The amount(s) you invest in a Contract before any deduction for premium taxes. This term includes the Initial Purchase Payment in return for which we issue your Contract and any additional Purchase Payments you make later.

Subaccounts - The divisions of the Variable Account, each of which invests exclusively in the shares of one Fund.

Total Return - A measure of the investment performance for an Investment Option from one Valuation Period to the next.

Valuation Period - The period of time between one determination of the value of Accumulation Units to the next determination. We make determinations as of the close of business of the New York Stock Exchange (normally 4 p.m. Eastern Time) each day that the Exchange is open for trading.

Variable Account - Fidelity Investments Variable Annuity Account I.

You or you - The one or two persons who own a Contract. Once the Contract is issued, the Owner(s) may not be changed, except that if a Contract has one Owner at the time of issue, that Owner may add a second Owner.

FPRA

Summary of the Contract

Purpose

This variable annuity Contract allows you, the Owner(s), to accumulate money on a tax-deferred basis before the Annuity Date. For Contracts owned by individuals, all Owners must be age 80 or younger, except that if the Contract is purchased in an exchange under section 1035 of the Internal Revenue Code all Owners must be age 85 or younger. For Contracts owned by a trust, the Annuitant(s) must be age 80 or younger, except that if the Contract is purchased in an exchange under section 1035 of the Internal Revenue Code the Annuitant(s) must be age 85 or younger. We designed the Contract to provide income for retirement or to meet other long-term goals.

You may invest in one or more of the 59 Investment Options available under the Contract. Each Investment Option invests exclusively in shares of one Fund. Values invested in the Investment Options may increase, decrease or stay the same. You bear the investment risk.

A Contract may be purchased with money from any source, but you should generally not purchase a Contract with money from a qualified plan or other tax-deferred account (except for a deferred annuity contract).

The Contract provides for fixed annuity income payments to the Annuitant(s) each month beginning on the Annuity Date. You select the Annuity Date and the Annuitant(s). You can change the Annuitant(s) before annuity income payments begin.

Before the Annuity Date, you may exchange all of your Contract Value to any immediate annuity contract we then offer.

Minimum Initial and Additional Purchase Payment Amounts

To purchase a Contract, you must generally make an Initial Purchase Payment of at least $10,000. A smaller Initial Purchase Payment is available under some sponsored arrangements. Also, if you are purchasing a Contract by exchanging one or more annuity contracts or life insurance policies, you may purchase the Contract with a combination of (1) a check or other form of immediate payment of at least $250 and (2) assignment of your existing annuity contract or life insurance policy. The total value of the immediate payment and the existing annuity contract or life insurance policy must be at least $10,000.

You will be eligible for lower Contract Charges if (1) you purchase a Contract on or after September 7, 2010 with an Initial Purchase Payment of $1,000,000 or more, or (2) your Contract Value equals $1,000,000 or more on or after September 7, 2010 and at that time we are offering the Contract to new applicants at the lower Contract Charges. (The lower Contract Charges will be applied as specified in the Automatic Contract Charge Reduction section.) Please note that if you are funding your Contract with Purchase Payments from different sources (e.g. other annuity contracts or investments), your Contract will be issued with the lower Contract Charges only if the amount of the Initial Purchase Payment that is applied to your Contract on the Contract Date is $1,000,000 or more. See Application and Initial Purchase Payment and Additional Purchase Payments.

We may limit the amount of any Purchase Payment or reject any Purchase Payment. We reserve the right to reject Purchase Payments made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, postal money orders and Traveler's Express international money orders.

Withdrawals

You may withdraw part or all of your Contract Value at any time before the Annuity Date. If you withdraw all of your Contract Value the Contract will end.

You may not make a partial withdrawal from a Contract that would reduce your Contract Value to less than $5,000. The Contract Value is before any deductions for any charges we may impose, any Fund short-term redemption fees, and any taxes withheld, so the amount you receive may be less than the amount you withdraw.

Certain withdrawals may be subject to a federal penalty tax as well as federal income tax. See Tax Considerations.

Termination

To help protect us against administrative expense risks, we include a provision in the Contracts that allows us to cancel smaller, inactive Contracts before the Annuity Date. If we cancel your Contract under this provision, we will pay you your Contract Value in a lump sum. We have the right to cancel your Contract if your Contract Value falls below $2,000 for any reason. We will give you 30 days' notice before canceling your Contract, during which you may make an additional Purchase Payment to bring your Contract Value to $2,000 or more. If you do not make such an additional Purchase Payment and your Contract Value remains below $2,000 at the end of the period, we will cancel your Contract and send your Contract Value to you in a lump sum. The $2,000 figure may be reduced for sponsored arrangements, and will always be lower than the minimum initial Purchase Payment under such an arrangement.

FPRA

Annuity Income

For a Contract issued to one Owner, we pay monthly fixed annuity income to the Annuitant(s) beginning on the Annuity Date if the Owner is still alive on the Annuity Date. For a Contract issued to two Owners, we pay monthly fixed annuity income if either (1) both the Owners are alive on the Annuity Date or (2) one Owner is still alive on the Annuity Date and the surviving Owner was the deceased Owner's spouse at the time of death and elected to continue the contract as his or her own. However, Owners have no rights once annuity income payments begin.

Income payments continue until all the Annuitants are no longer living, or for 120 monthly payments, whichever is longer. If there are two Annuitants when annuity income payments begin, payments will be made jointly to both Annuitants. If one Annuitant dies before the other, the remaining payments will be made solely to the surviving Annuitant. If there is one Annuitant receiving annuity income and that Annuitant dies before 120 monthly payments are made, the remaining payments will be made to that Annuitant's estate.

Death Of Owner(s)

If all the Owners die before the Annuity Date, then at the close of the Valuation Period in which we receive due proof of death of the last surviving Owner, we will transfer any portion of the Contract Value that is in the other Investment Options to the Money Market Investment Option. See Automatic Transfer to Money Market Investment Option Upon Due Proof Of Death.

Once we have determined the number of Beneficiaries who will share in the Contract Value, a Beneficiary who has returned all required documentation to us (including tax withholding and other forms) will be able to transfer his or her share of the Contract Value among the Investment Options. If the Contract Value for any one Beneficiary is less than $5,000, then we will send that Beneficiary their entire portion of the Contract Value as soon as we have received all required documentation. See Required Distributions On Death of Owner.

Required Distributions on Death of Owner

If any Owner dies before the Annuity Date, the Contract must be distributed according to the requirements of the Code in order for the Contract to qualify as an annuity for tax purposes. If the Contract is owned by a trust, then the death of an Annuitant will be treated as a death of an Owner.

Accordingly, we will not make annuity income payments to the Annuitants even if the Contract Value has not been distributed by the Annuity Date unless (1) the Contract was owned jointly by spouses, and (2) the surviving spouse elected to continue the Contract as his or her own.

Surviving Owner

If a Contract has two Owners and one Owner dies, the surviving Owner, not the Beneficiary(ies), has the right to the Contract Value. If all the Owners die before the Annuity Date, then the Beneficiary(ies) have the right to the Contract Value.

A surviving spouse who is the surviving Owner will be able to continue the Contract as his or her own and will be treated as having been the sole Owner from the Contract Date, except that he or she will not be able to add a second Owner. Such a surviving spouse will be able to change the Annuity Date to a date as late as the first day of the calendar month following his or her 95th birthday. (Please note federal tax law does not allow a civil union partner or same sex spouse to continue the Contract as his or her own.) Otherwise the Contract Value must be distributed in accordance with the applicable provisions of the Code. See Required Distributions on Death of Owner.

Charges

You will incur the charges shown in the Fee Table in connection with the contract.

Free Look Period

The law of the state in which your Contract is issued or delivered provides you with the right to cancel the purchase of your Contract for a limited period of time. The period varies by state, but is never less than ten days from the day you receive your Contract. We assume it will take five days from the day we mail the Contract until you receive it.

FPRA

In some states the length of the Free Look Period may be different depending on the source of funds, the age of the purchaser, or for some other reason. Together with your Contract, we will send you a letter containing the date on which your Free Look Period ends.

If you cancel your Contract during the Free Look Period we generally return your Contract Value. If you live in a state that requires the return of your Purchase Payment we will return the greater of your Contract Value and your Purchase Payments less any withdrawals. In order to meet this return of Purchase Payment requirement, we reserve the right to invest your Purchase Payments in the Money Market Investment Option during all or part of the Free Look Period. If your Purchase Payments are invested in the Money Market Investment Option during all or part of the Free Look Period, we will transfer the Contract Value to the other Investment Options in accordance with your most recent allocation instructions no later than the first business day after the end of the Free Look Period. If we do not exercise this right then your Purchase Payment will be allocated to your selected Investment Options beginning on the Contract Date.

To cancel the purchase of your Contract, return the Contract to our Annuity Service Center before the end of the Free Look Period, together with a written cancellation request. You may not do this by telephone, fax or through the Internet. Depending on applicable state and federal law, we will promptly pay you either your Contract Value plus any deductions made for premium taxes, or the greater of your Contract Value and your Purchase Payments less any withdrawals.

Important

The summary above provides only an overview of the more significant aspects of a Contract. You can find more detailed information in the rest of this Prospectus and in your Contract. Your Contract is the entire agreement between us and you, and you should retain your Contract.

1.FEE TABLE

The following tables describe the fees and expenses that you will pay while you own your Contract. The first table describes the fees and expenses you will pay at the time you buy the contract or transfer cash value between Investment Options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses	Current Charge	Maximum Charge
Exchange Fee	None	$15.00A

A Although we do not currently intend to charge for Exchanges, we reserve the right to charge no more than $15.00 for each transfer in excess of six per Contract Year.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Separate Account Annual Expenses (as a percentage of average account value)	Maximum Charge
Mortality and Expense Risk Charge	0.20%B
Administrative Charge	0.05%
Total Separate Account Annual Fees	0.25%B

B You will be assessed an M&E Charge of 0.05% and Total Separate Account Annual Fees of 0.10% (hereafter referred to as "lower Contract Charges") if (1) you purchase a Contract on or after September 7, 2010 with an Initial Purchase Payment of $1,000,000 or more, or (2) your Contract Value equals $1,000,000 or more on or after September 7, 2010 and at that time we are offering the Contract to new applicants at the lower Contract Charges. (The lower Contract Charges will be applied as specified in the Automatic Contract Charge Reduction section.)

The next table describes the fees and expenses associated with the Funds that you will pay periodically during the time that you own a Contract. The table shows the minimum and maximum fees and expenses charged by any of the Funds. More detail concerning each Fund's fees and expenses is contained in its prospectus.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund's assets including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.10%	1.74%

Some Funds impose a 1% short-term redemption fee on interests held in the corresponding Investment Option for less than 60 days. The fee applies both to amounts withdrawn from the Contract and to amounts transferred to another Investment Option. The Funds that impose this fee are: Fidelity VIP Consumer Discretionary Portfolio, Fidelity VIP Consumer Staples Portfolio, Fidelity VIP Emerging Markets Portfolio, Fidelity VIP Energy Portfolio, Fidelity VIP Industrials Portfolio, Fidelity VIP Financial Services Portfolio, Fidelity VIP Health Care Portfolio, Fidelity VIP International Capital Appreciation Portfolio, Fidelity VIP Materials Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Technology Portfolio, Fidelity VIP Telecommunications Portfolio and Fidelity VIP Utilities Portfolio. Any short-term redemption fees are retained by the Funds and are part of the Funds' assets.

FPRA

For more details about the fee, please see "Certain Funds Impose a Short-Term Redemption Fee". The annual operating expenses provided are based on estimated expenses.

Example

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts.

The example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the 0.25% total separate account annual fees and the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions your costs would be as shown immediately below, regardless of whether you annuitize, make a full withdrawal, or continue your contract at the end of each of the time periods shown:

	1 year	3 years	5 years	10 years
	$202	$624	$1,073	$2,317

Facts About Fidelity Investments Life, the Variable Account, and the Funds

FIDELITY INVESTMENTS LIFE

Fidelity Investments Life is a stock life insurance company organized in 1981 and existing under the laws of the State of Utah. FILI is part of Fidelity Investments, a group of companies that provides a variety of financial services and products. FILI is a wholly-owned subsidiary of FMR LLC, the parent company of the Fidelity Investments companies. Edward C. Johnson 3d, the Johnson family members, and various key employees of FMR LLC own the voting common stock of FMR LLC. FILI's financial statements appear in the Statement of Additional Information. Our principal executive offices are located at 82 Devonshire Street, Boston, Massachusetts 02109. The address for our Annuity Service Center is P.O. Box 770001, Cincinnati OH 45277-0050.

THE VARIABLE ACCOUNT

Fidelity Investments Variable Annuity Account I is a separate investment account of FILI established on July 22, 1987. It is used to support the variable annuity contract described herein and other forms of variable annuity contracts issued by FILI, and for other purposes permitted by law.

The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act").

We are the legal owner of the assets in the Variable Account. As required by law, however, the assets of the Variable Account are kept separate from our general account assets and from any other separate accounts we may have, and may not be charged with liabilities from any other business we conduct. The assets in the Variable Account will always be at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the Contracts.

FINANCIAL STATEMENTS

Financial statements for FILI appear in the Statement of Additional Information ("SAI").

THE FUNDS

There are currently 59 Investment Options in the Variable Account. Each Investment Option invests exclusively in a single Fund. Each Fund is part of a trust that is registered with the SEC as an open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC. Each Fund's assets are held separate from the assets of the other Funds, and each Fund has investment objectives and policies that are different from those of the other Funds. Thus, each Fund operates as a separate investment fund, and the income and losses of one Fund have no effect on the investment performance of any other Fund.

FPRA

The following table describes the Funds' investment objective and lists each Fund's investment adviser or principal sub-adviser. This information is just a summary for each underlying Fund. There is, of course, no assurance that any Fund will meet its investment objective. You should read the Fund's prospectus for more information about that particular Fund. Each Fidelity Investment Option, except for VIP Index 500 Portfolio, invests in Investor Class shares of each Fund. VIP Index 500 invests in Initial class shares of VIP Index 500 fund.

The names and investment objectives of the below Funds may be similar to those of other funds available through the same Investment Advisor; however, the performance of such funds may differ significantly.

Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
FIDELITY
Fidelity VIP Asset Manager Portfolio	Seeks to obtain high total return with reduced risk over the long-term by allocating its assets among stocks, bonds, and short-term instruments.	Fidelity Management & Research Company
Fidelity VIP Asset Manager: Growth Portfolio	Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments	Fidelity Management & Research Company
Fidelity VIP Balanced Portfolio	Seeks income and capital growth consistent with reasonable risk	Fidelity Management & Research Company
Fidelity VIP Consumer Discretionary Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Consumer Staples Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Contrafund® Portfolio	Seeks long-term capital appreciation	Fidelity Management & Research Company
Fidelity VIP Disciplined Small Cap Portfolio	Seeks capital appreciation	Fidelity Management & Research Company/Geode Capital Management, LLC
Fidelity VIP Dynamic Capital Appreciation Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Emerging Markets Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Energy Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Equity Income Portfolio	Seeks reasonable income while also considering capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index	Fidelity Management & Research Company
Fidelity VIP Financial Services Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP FundsManager® 20% Portfolio	Seeks high current income and, as a secondary objective, capital appreciation	Strategic Advisers®, Inc.
Fidelity VIP FundsManager® 50% Portfolio	Seeks high total return	Strategic Advisers®, Inc.
Fidelity VIP FundsManager® 60% Portfolio	Seeks high total return	Strategic Advisers®, Inc.
Fidelity VIP FundsManager® 70% Portfolio	Seeks high total return	Strategic Advisers®, Inc.
Fidelity VIP FundsManager® 85% Portfolio	Seeks high total return	Strategic Advisers®, Inc.
Fidelity VIP Growth Portfolio	Seeks to achieve capital appreciation	Fidelity Management & Research Company
Fidelity VIP Growth & Income Portfolio	Seeks high total return through a combination of current income and capital appreciation	Fidelity Management & Research Company
Fidelity VIP Growth Opportunities Portfolio	Seeks to provide capital growth	Fidelity Management & Research Company
Fidelity VIP Growth Stock Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Growth Strategies Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Health Care Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP High Income Portfolio	Seeks a high level of current income, while also considering growth of capital	Fidelity Management & Research Company
Fidelity VIP Index 500 Portfolio	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index	Fidelity Management & Research Company/Geode Capital Management, LLC
Fidelity VIP Industrials Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP International Capital Appreciation Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Investment Grade Bond Portfolio	Seeks as high a level of current income as is consistent with the preservation of capital	Fidelity Management & Research Company
Fidelity VIP Investor Freedom® 2005 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers®, Inc.
Fidelity VIP Investor Freedom® 2010 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers®, Inc.
Fidelity VIP Investor Freedom® 2015 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers®, Inc.
Fidelity VIP Investor Freedom® 2020 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers®, Inc.
Fidelity VIP Investor Freedom® 2025 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers®, Inc.
Fidelity VIP Investor Freedom® 2030 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers®, Inc.
Fidelity VIP Investor Freedom Income® Portfolio	Seeks high total return with a secondary objective of principal preservation	Strategic Advisers®, Inc.
Fidelity VIP Materials Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Mid Cap Portfolio	Seeks long-term growth of capital	Fidelity Management & Research Company
Fidelity VIP Money Market Portfolio	Seeks as high a level of current income as is consistent with the preservation of capital and liquidity	Fidelity Management & Research Company
Fidelity VIP Overseas Portfolio	Seeks long-term growth of capital	Fidelity Management & Research Company
Fidelity VIP Real Estate Portfolio	Seeks above average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index	Fidelity Management & Research Company
Fidelity VIP Strategic Income Portfolio	Seeks a high level of current income. The fund may also seek capital appreciation	Fidelity Management & Research Company
Fidelity VIP Technology Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Telecommunications Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Utilities Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Value Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Value Leaders Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Value Strategies Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
BLACKROCK
BlackRock Global Allocation V.I. Fund	Seeks high total investment return	BlackRock Advisors, LLC
FRANKLIN TEMPLETON
Franklin U.S. Government Fund	Seeks income.	Franklin Advisers, Inc.
Templeton Global Bond Securities Fund	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Franklin Advisers, Inc.
INVESCO
Invesco V.I. Global Core Equity Fund*	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.	Invesco Advisers, Inc.
LAZARD
Lazard Retirement Emerging Markets Equity Portfolio	Seeks long-term capital appreciation	Lazard Asset Management LLC
MORGAN STANLEY
Emerging Markets Debt Portfolio	Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries	Morgan Stanley Investment Management Inc.
Emerging Markets Equity Portfolio	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries	Morgan Stanley Investment Management Inc.
Global Tactical Asset Allocation Portfolio	Seeks total return	Morgan Stanley Investment Management Inc.
PIMCO
PIMCO VIT CommodityRealReturn® Strategy Portfolio	Seeks maximum real return consistent with prudent investment management	Pacific Investment Management Company LLC
PIMCO VIT Low Duration Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company LLC
PIMCO VIT Real Return Portfolio	Seeks maximum real return, consistent with preservation of real capital and prudent investment management	Pacific Investment Management Company LLC
PIMCO VIT Total Return Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company LLC

* Formerly known as Invesco Van Kampen V.I. Global Value Equity Fund.

VIT refers to Variable Insurance Trust

Important: You will find more complete information about the Funds, including the risks associated with each Fund, in their respective prospectuses, and if available, summary prospectuses. You should read them in conjunction with this prospectus. You can obtain a prospectus for any underlying Fund by calling 800-544-2442 or visiting Fidelity.com.

Facts About the Contract

PURCHASE OF A CONTRACT

We offer the Contracts only in states in which we have obtained the necessary approval. You must complete an application to purchase any Contract.

You may purchase a Contract with money from any source, but you should generally not purchase a Contract with money from a plan qualified under section 401(a) of the Code, a 403(b) mutual fund account or a 403(b) tax sheltered annuity, a governmental 457(b) plan or an IRA.

To purchase a Contract, you must generally make an Initial Purchase Payment of at least $10,000. A smaller Initial Purchase Payment is available under some sponsored arrangements. Also, if you are purchasing a Contract by exchanging one or more annuity contracts or life insurance policies, you may purchase the Contract with a combination of (1) a check or other form of immediate payment of at least $250 and (2) assignment of your existing annuity contract or life insurance policy. The total value of the immediate payment and the existing annuity contract or life insurance policy must be at least $10,000. For Contracts owned by individuals, all Owners must be age 80 or younger, except that if the Contract is purchased in an exchange under section 1035 of the Internal Revenue Code all Owners must be age 85 or younger. For Contracts owned by either a revocable grantor trust or a charitable remainder trust, the oldest Annuitant must be age 80 or younger, except that if the Contract is purchased in an exchange under section 1035 of the Internal Revenue Code the oldest Annuitant must be age 85 or younger.

You will be eligible for lower Contract Charges if (1) you purchase a Contract on or after September 7, 2010 with an Initial Purchase Payment of $1,000,000 or more, or (2) your Contract Value equals $1,000,000 or more on or after September 7, 2010 and at that time we are offering the Contract to new applicants at the lower Contract Charges. (The lower Contract Charges will be applied as specified in the Automatic Contract Charge Reduction section.) Please note that if you are funding your Contract with Purchase Payments from different sources (e.g. other annuity contracts or investments), your Contract will be issued with the lower Contract Charges only if the amount of the Initial Purchase Payment that is applied to your Contract on the Contract Date is $1,000,000 or more, and is received by us on or after September 7, 2010. See Charges.

To help the government fight the funding of terrorism and money-laundering activities, federal law requires Fidelity to verify your identity by obtaining your name, date of birth, legal address, and a government-issued identification number before opening your contract. In certain circumstances, Fidelity may obtain and verify this information with respect to any person(s) authorized to effect transactions in a contract. For certain entities, such as trusts, estates, corporations, partnerships, or other organizations, identifying documentation is also required. Your contract may not be issued if Fidelity cannot verify this information. Fidelity will not be responsible for any losses or damages (including but not limited to lost opportunities) resulting from any failure to provide this information.

  Application and Initial Purchase Payment

FPRA

Once we receive your completed application in a form acceptable to us, we will apply the Initial Purchase Payment to the purchase of a Contract within two business days after we receive the application and Initial Purchase Payment at our Annuity Service Center. The address of our Annuity Service Center is P.O. Box 770001, Cincinnati, OH 45277-0050. The date that we credit your Initial Purchase Payment and your Contract becomes effective is called the Contract Date.

You will be eligible for lower Contract Charges if (1) your Initial Purchase Payment is $1,000,000 or more and is received by us on or after September 7, 2010, or (2) your Contract Value reaches $1,000,000 or more on or after September 7, 2010 and at that time we are offering the Contract to new applicants at the lower Contract Charges. (The lower Contract Charges will be applied as specified in the Automatic Contract Charge Reduction section.) Please note that if you are funding your Contract with Purchase Payments from different sources (e.g. other annuity contracts or investments), your Contract will be issued with the lower Contract Charges only if the amount of the Initial Purchase Payment that is applied to your Contract on the Contract Date is $1,000,000 or more and is received by us on or after September 7, 2010.

We reserve the right to terminate the lower Contract Charges for new applicants at any time. We also reserve the right to terminate the availability of the lower Contract Charges to existing Owners in the event we decide to cease offering the lower Contract Charges to new applicants. You should not purchase a Contract based on the expectation that we will still be offering new Contracts at the lower Contract Charges if your Contract Value reaches $1,000,000 or more at some time in the future.

If we receive an incomplete application, or one that is not in an acceptable form, we will request the information needed to complete the application. If your application remains incomplete or otherwise unacceptable for five business days, we will return your Initial Purchase Payment unless we obtain your specific permission to retain it pending completion or revision of your application.

  Automatic Contract Charge Reduction

If your Contract Value equals or exceeds $1,000,000 on any Valuation Period on or after September 7, 2010 and if at that time we are offering the Contract to new applicants at the lower Contract Charges, your Contract will be automatically converted to the lower Contract Charges ("Automatic Contract Charge Reduction"). The Automatic Contract Charge Reduction applies to any Contract that was issued at higher Contract Charges and that had a Contract Value that was equal to or greater than $1,000,000 on or after September 7, 2010 subject to the following conditions:

  The Contract at the lower Contract Charges must be available to new applicants at the time we implement the Automatic Contract Charge Reduction for all eligible contract owners; and
  The Automatic Contract Charge Reduction is not retroactive. It only applies to Valuation Periods following the implementation date of the Automatic Contract Charge Reduction to your Contract.
  We will convert the number of Accumulation Units that were credited to your Contract prior to the Automatic Contract Charge Reduction to a new number of Accumulation Units to reflect the lower Contract Charges that will apply to your Contract after the Automatic Charge Reduction. See Accumulation Units.

The Automatic Contract Charge Reduction will be applied to your Contract as long as we continue to offer the lower Contract Charges to new applicants on the later of (i) the Valuation Period ending on December 13, 2010 or (ii) the Valuation Period following the Valuation Period in which your Contract Value equaled or exceeded $1,000,000.

  Additional Purchase Payments

You may add money to a Contract before the Annuity Date if all the Owners are still living. The smallest additional Purchase Payment we will accept is generally $250. If your Contract is issued to two Owners and one Owner dies before the Annuity Date, we will not accept additional Purchase Payments unless the surviving Owner was the spouse of the deceased Owner at the time of death and elected to continue the Contract as his or her own.

If on or after September 7, 2010 your Contract Value reaches $1,000,000 or more due to your additional Purchase Payment(s) or the earnings of your selected Investment Option(s) and we are offering the lower Contract Charges to new applicants at that time, your Contract will be converted to the lower Contract Charges as described in the Automatic Contract Charge Reduction paragraph above. See also Application and Initial Purchase Payment.

You may also make regular monthly additional Purchase Payments of at least $100 by authorizing your bank to make regular transfers to us from your checking or savings account, or by authorizing regular transfers from your Fidelity Investments brokerage account. See Automatic Annuity Builder. We may also offer Contracts with lower minimum payment requirements to individuals under certain sponsored arrangements that meet our eligibility requirements. See Special Provisions Applicable to Sales Under Sponsored Arrangements.

FPRA

You may make a telephone, mail or Internet request to make an additional Purchase Payment by moving money from your Fidelity mutual fund or Fidelity brokerage "core" account, or other eligible Fidelity Investments accounts. You may also move money from your bank account if you have previously provided us with the necessary information about the account in connection with participation in the Systematic Withdrawal Program or Automatic Annuity Builder. See Systematic Withdrawal Program and Automatic Annuity Builder. Any account from which money is to be transferred must have a registration identical to that of your Contract, or must be from an account in your name individually.

An additional Purchase Payment that you invest in any Investment Option(s) will be credited to your contract based on the next computed Accumulation Unit Value(s) for those Investment Option(s) after we receive your payment at our Annuity Service Center. See Accumulation Units.

We reserve the right to reject Purchase Payments made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, postal money orders and Traveler's Express international money orders.

  Purchase Payments Made With Returned Checks Or Unfunded Electronic Funds Transfers

If you make a Purchase Payment with a check that is returned to us unpaid due to insufficient funds or for any other reason, or if your Purchase Payment is made by an electronic funds transfer that is later reversed due to lack of funds in the bank account from which the transfer was made or for any other reason, we will (1) reverse the transaction; and (2) if the reversal results in a loss of more than $1,000 to us, redeem a sufficient number of Accumulation Units from the Investment Options at the current Accumulation Unit Values to provide us with an amount equal to the loss. Money will be taken proportionately from all of the Investment Options in which you are invested. If there is not sufficient value in the Investment Options we may take legal action against you to recover any remaining losses we have incurred.

Any redemption we make under this provision may result in a taxable event to you, just as for any other withdrawal.

FREE LOOK PRIVILEGE

The law of the state in which your Contract is issued or delivered provides you with the right to cancel the purchase of your Contract for a limited period of time. The period varies by state, but is never less than ten days from the day you receive your Contract. We assume it will take five days from the day we mail the Contract until you receive it.

In some states the length of the Free Look Period may be different depending on the source of funds, the age of the purchaser, or for some other reason. Together with your Contract, we will send you a letter containing the date on which your Free Look Period ends.

If you cancel your Contract during the Free Look Period, we generally return your Contract Value. If you live in a state that requires the return of your Purchase Payment we will return the greater of your Contract Value and your Purchase Payments less any withdrawals. In order to meet this return of Purchase Payment requirement, we reserve the right to invest your Purchase Payments in the Money Market Investment Option during all or part of the Free Look Period. If your Purchase Payments are invested in the Money Market Investment Option during all or part of the Free Look Period, we will transfer the Contract Value to the other Investment Options in accordance with your most recent allocation instructions no later than the first business day after the end of the Free Look Period. If we do not exercise this right then your Purchase Payment will be allocated to your selected Investment Options beginning on the Contract Date.

To cancel the purchase of your Contract, return the Contract to our Annuity Service Center before the end of the Free Look Period, together with a written cancellation request. You may not do this by telephone, fax or through the Internet. Depending on applicable state and federal law, we will promptly pay you either your Contract Value plus any deductions made for premium taxes, or the greater of your Contract Value and your Purchase Payments less any withdrawals.

INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENT

You choose how to allocate your Purchase Payments among the Investment Options and the percentage to be allocated to each.

For the Initial Purchase Payment, you choose the allocation on the application. In order to meet certain regulatory requirements we reserve the right to invest your Purchase Payments in the Money Market Investment Option during all or part of the Free Look Period. See Free Look Privilege above.

For any additional Purchase Payment, you may send written allocation instructions to us at our Annuity Service Center. You may also provide instructions through our website, www.fidelity.com, but only if they are in accordance with our then current rules. We do not accept instructions by fax. You may indicate whether your allocation instructions apply (1) only to the current additional Purchase Payment or (2) to the current additional Purchase Payment and all future additional Purchase Payments. If you do not indicate that your instructions apply to all future additional Purchase Payments then we will apply them only to the current additional Purchase Payment.

FPRA

Instructions may be expressed in dollars or in percentages. All percentages must be in whole numbers, not decimals or fractions. If you give us instructions that in our judgment are unclear or incomplete, your Purchase Payment and any future Purchase Payments to which those instructions apply will be allocated to the Money Market Investment Option until we receive instructions that are clear and complete. Instructions may be unclear or incomplete if percentage allocations do not total 100% or for some other reason. In the case of incomplete or unclear instructions, we will not be responsible for changes in unit values or for lost market opportunities.

At the time any Purchase Payment is invested in an Investment Option, we credit a number of Accumulation Units to your Contract based on each Investment Option's current Accumulation Unit Value. See Accumulation Units.

You should verify the accuracy of your transaction confirmations and statements immediately after you receive them. If you find a discrepancy with regard to a particular transaction you should notify the Annuity Service Center promptly. We will not be responsible for losses unless you notify us within ten calendar days from the first time we mail a confirmation or statement with details of the transaction.

MAKING EXCHANGES AMONG INVESTMENT OPTIONS

  In General

Before the Annuity Date, you may make transfers of money ("Exchanges") among the Investment Options by sending us instructions in writing, by calling us, or by using our Internet website. We do not accept instructions by fax or electronic mail. Firms or individuals making telephone exchange requests on behalf of multiple Contract owners may be required to provide additional information about those requests by other means, including via fax or a web site.

We do not currently impose any charges when you make an Exchange but we reserve the right to impose a charge if you make Exchanges on more than six days during a calendar year.

Excessive Exchanges can disrupt the ability of a Fund to achieve its investment objective and increase the Fund's expenses. We reserve the right to limit the number of days on which you can make Exchanges, but you will always be able to make Exchanges on at least five days each calendar year.

Your request to make an Exchange may be expressed in terms of dollars, such as a request to move $5,000 from one Investment Option to another. You may also request a percentage reallocation among Investment Options. Percentage requests must be made in whole numbers. You cannot move less than $250 from any Investment Option except that if you have less than $250 in an Investment Option you may move the entire amount.

  Making Exchanges by Telephone or Internet

Currently you may make Exchanges by telephone and/or Internet on up to 18 days in each calendar year. You may make Exchanges on additional days only by a letter to our Annuity Service Center.

We reserve the right to revise or terminate your ability to make Exchanges by telephone or through the Internet. We also reserve the right to limit the amount of any telephone or Internet Exchange or to reject any telephone or Internet Exchange.

We will not be responsible for any losses resulting from unauthorized telephone or Internet Exchanges if we follow reasonable procedures designed to verify the identity of the caller or Internet user. We may record telephone calls. You should verify the accuracy of your Exchanges by checking the confirmations and statements we send to you as soon as you receive them. Notify the Annuity Service Center immediately if you find any discrepancies. We will not be responsible for losses unless you notify us within ten calendar days from the first time we mail a confirmation or statement containing details of the transaction.

  Effective Date of Exchanges Among Investment Options

Any redemption from an Investment Option that is part of an Exchange among Investment Options will be effected as of the end of the Valuation Period in which we receive the request at our Annuity Service Center, or receive it by telephone or through the Internet. Generally the purchase of Accumulation Units in other Investment Options with the proceeds of the redemption will occur at the same time. However, if your Exchange involves (1) moving from an Investment Option that invests in an equity Fund that is in an illiquid position due to substantial redemptions or exchanges that require it to sell portfolio securities in order to make funds available, and (2) moving to an Investment Option that invests in a Fund that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, then there may be a delay in crediting the amount that is moving to the new Investment Option. The delay will last until the Investment Option from which the Exchange is being made obtains liquidity, or for seven days, whichever is shorter. During this period, the amount to be transferred from the illiquid Investment Option will be uninvested.

FPRA

  Market Timing

Some Owners use firms or individuals who engage in market timing. Such firms or individuals usually obtain authorization from Owners to make Exchanges among the Investment Options on the basis of perceived market trends. Large Exchanges resulting from market timing activity may disrupt the management of the Funds and become a detriment to other Owners.

To protect Owners not engaging in market timing, we reserve the right to reject Exchanges communicated to us by anyone acting under a power of attorney on behalf of more than one Owner. We also reserve the right to reject Exchange instructions we receive from anyone that any Owner has authorized to make multiple Exchanges. We will exercise these rights only if we believe that doing so will prevent harm to other Owners.

  Short-Term Trading Risk

Frequent Exchanges among Investment Options by Contract Owners can reduce the long-term returns of the Funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the Fund. Frequent Exchanges may reduce a Fund's performance by increasing costs paid by the Fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the Fund's net asset value.

The Funds are also available in products issued by other insurance companies. There is a significant risk that short-term trading in the Funds may go undetected. The Funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the Funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners. As a result of the adoption of Rule 22c-2 of Investment Company Act of 1940, all Funds have entered into information sharing agreements with FILI that will require FILI, upon request, to (i) provide the Funds with specific information about Contract Owner transfer activity, and, if so requested by a Fund, (ii) prohibit future transfers into such Fund.

As outlined below, FILI has adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. Please review the Funds' prospectuses for specific information about the Funds' short-term trading policies and risks.

  Effective Date of Exchanges Among Variable Subaccounts

When you exchange among the variable Subaccounts, we will redeem shares of the appropriate Portfolios at their prices as of the end of the current Valuation Period. Generally, we will credit any Subaccount you transfer to at the same time.

However, we may wait to credit the amount to a new Subaccount until a Subaccount you exchange from becomes liquid. This will happen only if (1) the Subaccount you exchange to invests in a Portfolio that accrues dividends on a daily basis and requires Federal funds before accepting a purchase order, and (2) the Subaccount you exchange from is investing in an equity Portfolio in an illiquid position due to substantial redemptions or exchanges that require it to sell Portfolio securities in order to make funds available.

The Subaccount you exchange from will be liquid when it receives proceeds from sales of Portfolio securities, the purchase of new Contracts, or otherwise. During any period that we wait to credit a Subaccount for this reason, the amount you exchange will be uninvested. After seven days the exchange will be made even if the Investment Option you exchange from is not liquid.

  FILI Policies Regarding Frequent Trading

FILI does not authorize market timing. FILI has adopted policies and procedures designed to discourage frequent Exchanges as described below. If requested by a Fund, FILI will consider additional steps to discourage frequent Exchanges in that Fund, not inconsistent with the policies and procedures described below.

Contract Owners who engage in frequent Exchanges may be subjected to temporary or permanent restrictions on future purchases or Exchanges in a Fund, and potentially in all funds managed by FMR. Further, Contract Owners who have engaged in frequent trading in the Funds, or in other mutual funds managed by FMR, may be subjected to temporary or permanent restrictions on purchases or exchanges in those funds. FILI may alter its policies, in any manner not inconsistent with the terms of the Contract, at any time without notice to Owners.

Although there is no minimum holding period and Contract Owners can make withdrawals or Exchanges out of any Investment Option at any time, Contract Owners may ordinarily comply with FILI's policies regarding frequent trading by allowing 90 days to pass after each purchase or allocation into an Investment Option before they withdraw or make an Exchange out of that Investment Option.

FPRA

In addition, each Fund reserves the right to reject the Variable Account's entire purchase or exchange transaction at any time, which would make FILI unable to execute Contract Owner purchase, withdrawal or exchange transactions involving that Fund on that trading day. FILI's policies and procedures are separate and independent from any policies and procedures of the Funds, and do not guarantee that the Funds will not reject orders placed by the Variable Account.

  Frequent Trading Monitoring and Restriction Procedures

FILI has adopted policies and procedures related to Exchanges among Investment Options that are set out below. Frequent trading activity is measured by the number of roundtrip transactions by an Owner. A roundtrip transaction occurs when an Owner makes an allocation or Exchange into an Investment Option followed by a withdrawal or Exchange out of the same Investment Option within 30 days. Owners are limited to one roundtrip transaction per Investment Option within any rolling 90 day period, subject to an overall limit of four roundtrip transactions in the Contract over a rolling 12 month period.

Owners with two or more roundtrip transactions in one Investment Option within a rolling 90 day period will be blocked from making additional allocations or exchanges into that Investment Option, through any means, for 85 days.

In addition, Owners who complete a fourth (or higher) roundtrip transaction within any rolling 12 month period, at least two of which are completed on different business days, will have a U.S. Mail-Only Trade Restriction imposed on all contracts/policies they own that are issued by FILI or its affiliates. This rule will apply even if the four or more round trips occur in two or more different Investment Options. This restriction will stay in effect for 12 months. If the Owner makes another round trip in a contract that is currently subject to a U.S. Mail-Only Trade Restriction, then the U.S. Mail-Only Trade Restriction period (12 months) is restarted and all purchase transactions will be permanently blocked in the violated Investment Option across all contracts with common ownership. "U.S. Mail-Only" for purposes of the U.S. Mail-Only Trade Restriction is defined as First-Class Mail delivered via the U.S. Postal Service. Expedited delivery or courier services, including such services performed by the U.S. Postal Service, will not be accepted.

FILI further reserves the right to reject specific transactions or impose restrictions as described above in respect of any Contract owned or controlled commonly with a Contract subject to the above restrictions, or in respect of any Contract owned or controlled commonly by a person who is the subject of a complex-wide block.

Exceptions. FILI has approved the following exceptions to the frequent trading policy:

(1) Transactions in the Money Market Investment Option;

(2) Dollar Cost Averaging, Automatic Rebalancing, Automatic Annuity Builder, Systematic Withdrawal Program, and annuity payments will not count toward an Investment Option's roundtrip limits;

(3) Transactions of $1,000 or less, within an investment option, will not count toward the roundtrip limits;

(4) FILI may suspend the frequent trading policy and make exceptions to the policy for transactions made during periods of severe market turbulence or national emergency. There is no assurance that FILI will do so or that, if it does so, the underlying mutual funds will make any necessary exceptions to their frequent trading policies.

No other exceptions will be allowed. The frequent trading procedures will be applied consistently to all Owners.

ACCUMULATION UNITS

When a Purchase Payment is invested in an Investment Option we credit a number of Accumulation Units to your Contract. An Accumulation Unit is a unit of measure used before the Annuity Date to calculate the value of your Contract in the Investment Option. The Accumulation Unit Value for an Investment Option is the value of one Accumulation Unit of that Investment Option at a particular time.

We determine the number of Accumulation Units to credit by dividing the dollar amount allocated to an Investment Option by the value of one Accumulation Unit for that Investment Option as of the end of the Valuation Period in which the Purchase Payment is received at our Annuity Service Center. The value of each Investment Option's Accumulation Units changes with the Total Return of the Investment Option each day that there is trading on the New York Stock Exchange. The Total Return reflects the investment performance of the Investment Option for the Valuation Period and is net of the asset charges to the Investment Option. See Total Return for an Investment Option.

For administrative purposes, if your Contract qualifies for an Automatic Contract Charge Reduction, we will recalculate the number of Accumulation Units in your Contract on the later of (i) the Valuation Period ending on December 13, 2010 or (ii) the Valuation Period following the Valuation Period in which your Contract qualified for the Automatic Contract Charge Reduction. We do this because the Accumulation Units that were credited to your Contract prior to the Automatic Contract Charge Reduction were determined using the higher Contract Charges. When you qualify for an Automatic Contract Charge Reduction, we will convert the number of Accumulation Units that were credited to your Contract prior to the Automatic Contract Charge Reduction to a new number of Accumulation Units to reflect the lower Contract Charges that will apply to your Contract after the Automatic Charge Reduction.

FPRA

WITHDRAWALS

Any time before the Annuity Date, you may make a complete withdrawal of your entire Contract Value. We will send you the Contract Value less any taxes withheld and any applicable Fund short-term redemption fee. You must send us written instructions from all the Owners to make a complete withdrawal. Your Contract will terminate once the withdrawal has been processed.

You may also make partial withdrawals of $500 or more before the Annuity Date. You may not make a partial withdrawal that would reduce your Contract Value to less than $5,000.

If you request a partial withdrawal in an amount that is less than the total you have in all the Investment Options, you may choose the dollar amount or percentage to be withdrawn from each Investment Option. If you do not specify where we should take the money for a partial withdrawal, we will take it proportionately from all the Investment Options.

You may request partial withdrawals by sending a letter to the Annuity Service Center or calling us there. Withdrawals by telephone are limited as follows: (1) no withdrawal may be for more than $100,000; (2) total telephone withdrawals in a seven day period cannot total more than $100,000; and (3) if we have recorded an address change for an Owner during the past 15 days, the limits in (1) and (2) become $10,000. We reserve the right to change telephone withdrawal requirements or limitations.

For jointly owned Contracts, all checks will be made payable to both Owners. You may have the money transferred to your Fidelity Investments brokerage or mutual fund account. You may have the money transferred to your bank account if you have previously provided us with the necessary information about the account in connection with participation in the Systematic Withdrawal program or Automatic Annuity Builder. All Owners must also appear as owners of the Fidelity Investments account or bank account.

Some withdrawals are subject to a federal penalty tax equal to 10% of the gain withdrawn. See Tax Considerations.

We will normally pay you the net amount of any complete or partial withdrawal within seven days after we receive the withdrawal request at the Annuity Service Center. The net amount is the amount of the withdrawal less any taxes withheld and any applicable Fund short-term redemption fee.

We may defer payment from the Investment Options for longer than seven days under certain limited circumstances. See Postponement of Payment.

SYSTEMATIC WITHDRAWAL PROGRAM

You may use our Systematic Withdrawal Program form to elect to take periodic withdrawals of at least $100 on a monthly, quarterly, semi-annual or annual basis. Your Contract Value must be at least $10,000 to begin this program. Withdrawals under the program will be taken from the Investment Options in accordance with FILI's administrative rules, which we may change from time to time. Currently, withdrawals under the program will be taken proportionately from all the Investment Options.

If a systematic withdrawal would bring the Contract Value below $5,000, the systematic withdrawal will be made only for the amount that will reduce the Contract Value to $5,000, and the systematic withdrawal option will automatically terminate.

You may select any day of the month from the 1st to the 28th as the day your Systematic Withdrawal Program transactions will take place each period. If the New York Stock Exchange is not open on the scheduled day in a particular month, the withdrawal will take place on the next day the New York Stock Exchange is open for trading.

Each systematic withdrawal is subject to Fund short-term redemption fees and federal income taxes, including any penalty tax that may apply, the same as for any other withdrawal. We reserve the right to modify or discontinue the Systematic Withdrawal Program.

POSTPONEMENT OF PAYMENT

In conformity with the Investment Company Act of 1940, we will generally pay any withdrawal within seven days after we receive the request. We may delay payment if (a) the disposal or valuation of the assets in an Investment Option is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (b) the SEC by order permits the postponement of payment to protect our Owners.

FPRA

We will generally send: (1) any withdrawal amount on the first business day after the end of the Valuation Period during which we receive the withdrawal request; (2) each annuity income payment on the first business day after the Annuity Income Date; and (3) any lump sum distributions to Beneficiaries within seven days of the day we receive proper notice.

SIGNATURE GUARANTEE OR CUSTOMER AUTHENTICATION

Certain requests may require a signature guarantee or customer authentication. A signature guarantee or customer authentication is designed to protect you and us from fraud. Your request must be in writing and may require a signature guarantee if any of the following situations apply:

1. Loss of account ownership;

2. Any circumstances where we deem it necessary for your protection.

You should be able to obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. A customer authentication can be obtained only at a Fidelity Investments Investor Center.

CHARGES

The following are all the charges we make under your Contract.

(1) Mortality and Expense Risk Charge. We assess a daily charge against each Contract's assets at an effective annual rate of 0.20%1. The risks we bear are mortality and expense risks.

We bear the mortality risk under a Contract, which is that Annuitants who receive annuity income payments guaranteed to last for their lifetimes will live longer than we project.

The expense risk we bear is the risk that the costs of issuing and administering the Contracts will be greater than we can collect through the Administrative Charge.

(2) Administrative Charge. We assess a daily charge against each Contract's assets at an effective annual rate of 0.05%. The administrative charge compensates us for the expenses we incur in administering the Contracts. These expenses include the cost of issuing the Contract, making electronic funds transfers to your bank account or issuing checks, maintaining necessary systems and records, and providing reports. These expenses are covered by a daily administrative charge. We guarantee this charge will never increase.

(3) Premium Taxes. We deduct a charge equal to any premium taxes we are required to pay in connection with your Contract. In many states premium taxes are not imposed in connection with the Contracts. In some states a premium tax applies only on the Annuity Date. Currently, only Maine, South Dakota and Wyoming require us to pay a premium tax before the Annuity Date. In these states the premium tax applies to each Purchase Payment for a Contract. State premium taxes currently range from 0% to 3.5%.

(4) Funds' Expenses. The expenses and charges incurred by the Funds are described in their respective prospectuses.

(5) Fund Short-Term Redemption Fees and Expenses. Thirteen Investment Options invest in Funds that impose a short-term redemption fee. See Certain Funds Impose a Short-Term Redemption Fee. Any short-term redemption fees are retained by the Funds and are part of the Funds' assets. In addition, the Funds are subject to investment management fees and other expenses. See the prospectuses for the Funds for discussions of their expenses and fees.

(6) Charge for Exchanging Among Investment Options. We reserve the right to charge you if you make Exchanges among the Investment Options on more than six days during a calendar year. The charge will be not more than $15 for each additional day on which you make an Exchange. If your only Exchange on a given day results from Dollar Cost Averaging or Automatic Rebalancing, or because of a transfer from the Money Market Investment Option at the end of the Free Look Period, this will not count against the six day limit.

(7) Other Taxes. We reserve the right to charge for any other taxes (in addition to premium taxes) that we may have to pay. See FILI's Tax Status.

1 The M&E Charge is 0.05% for Contracts that were either purchased on or after September 7, 2010 with an Initial Purchase Payment of $1,000,000 or more, or Contracts that attain a Contract Value of $1,000,000 or more on or after September 7, 2010 if we are offering the Contract to new applicants at the lower Contract Charges at the time the Contract Value equals or exceeds $1,000,000. (The lower Contract Charges will be applied as specified in the Automatic Contract Charge Reduction section.)

FPRA

FILI or its insurance agency affiliate receives annual compensation of up to 0.45% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds' advisors or their affiliates. These payments are not contract charges, and do not increase the fund or contract charges described in this section or in the fee table.

CERTAIN FUNDS IMPOSE A SHORT-TERM REDEMPTION FEE

Thirteen Investment Options invest in Funds that impose a short-term redemption fee. Any short-term redemption fees that we pay are retained by the Funds and are part of the Funds' assets. The thirteen Funds that impose this fee are: Fidelity VIP Consumer Discretionary Portfolio, Fidelity VIP Consumer Staples Portfolio, Fidelity VIP Emerging Markets Portfolio, Fidelity VIP Energy Portfolio, Fidelity VIP Industrials Portfolio, Fidelity VIP Financial Services Portfolio, Fidelity VIP Health Care Portfolio, Fidelity VIP International Capital Appreciation Portfolio, Fidelity VIP Materials Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Technology Portfolio, Fidelity VIP Telecommunications Portfolio and Fidelity VIP Utilities Portfolio.

An Owner who chooses to redeem an interest in an Investment Option that invests in a Fund that charges a redemption fee will be subject to a 1.0% Fund short-term redemption fee if and to the extent the interest in the Investment Option has been held for less than 60 days. For this purpose, interests held longest will be treated as being redeemed first and interests held shortest as being redeemed last.

Redemption from a particular Investment Option occurs when you withdraw money from your Contract from that Investment Option or transfer from that Investment Option to another Investment Option. The fee will apply to all redemptions you request. The fee applies both to one time transactions and to periodic transactions such as Automatic Rebalancing.

Here are two examples to help you understand the application of the fee.

Example 1: On Day One, you purchase 100 units of an Investment Option that invests in a Fund that imposes a short-term redemption fee. On Day 58, you redeem 50 units from the Investment Option, when the value of those units is $500.

The fee applies to the entire amount redeemed. The fee is $5 (1% of $500).

Example 2: On Day One, you purchase 100 units in an Investment Option that invests in a Fund that imposes a short-term redemption fee. On Day 58 you purchase an additional 50 units of the same Investment Option. On Day 65 you redeem 125 units of that Investment Option at $10 each.

The first step is to determine which units are redeemed. Using the first in, first out rule, all 100 units purchased on Day One are redeemed, and 25 of the 50 units purchased on Day 58 are redeemed. The 100 units purchase on Day One are not subject to the redemption fee because they have been held for 60 days or longer, but the 25 units purchased on Day 58 are subject to the fee because they have been held for less than 60 days. The value of the units subject to the redemption fee is $250 (25 units at $10 each), so the fee is $2.50 (1% of $250).

AUTOMATIC TRANSFER TO MONEY MARKET INVESTMENT OPTION UPON DUE PROOF OF DEATH

At the close of the Valuation Period in which we receive due proof of death of the last surviving Owner (or annuitant in trust owned contracts), we will transfer to the Money Market Investment Option any portion of the Contract Value in the other Investment Options. Once we have determined the number of Beneficiaries who will share in the Contract Value, a Beneficiary who has returned all required documentation to us (including tax withholding and other forms) will be able to transfer his or her share of the Contract Value among the Investment Options. If the Contract Value for any one Beneficiary is less than $5,000, then we will send that Beneficiary their entire portion of the Contract Value as soon as we have received all required documentation.

REQUIRED DISTRIBUTIONS ON DEATH OF OWNER

Federal tax law requires that if any Owner dies before the Annuity Date, the entire interest in the Contract must be distributed within five years after the Owner's death. If the Contract is owned by a trust, the death of an Annuitant will be treated as a death of an Owner. However, this requirement does not apply to a surviving Owner or to Beneficiaries designated by the Owner if (1) the Beneficiary's or surviving Owner's entire interest is payable over the Beneficiary's or surviving Owner's lifetime (or a period not extending beyond the life expectancy of the Beneficiary or surviving Owner) by electing annuitization within 60 days of the date of death with distributions beginning within one year of the date of death, or (2) the Beneficiary or surviving Owner is the surviving spouse of the deceased Owner, in which case the surviving spouse may elect to continue the Contract, or their portion of the Contract, as the Owner. Federal tax law does not extend the spousal continuation right described in (2) to civil union partners or same sex spouses.

FPRA

In the event of the death of an Owner who is also an Annuitant, the provisions of the Contract regarding the death of the Owner control and override any inconsistent provisions regarding the death of the Annuitant.

ANNUITY DATE

When your Contract is issued we will set the Annuity Date to be the first day of the calendar month following the oldest Owner's 90th birthday. You may change the Annuity Date by sending written notice to the Annuity Service Center. We must receive the notice at least 30 days before the Annuity Date you select. The earliest Annuity Date we will permit is the first day of the calendar month after the end of the Free Look Period. The latest Annuity Date we will permit is the first day of the calendar month following the oldest Owner's 95th birthday. Any Annuity Date you choose must be the first day of a month.

ANNUITY INCOME

Annuity income payments begin on the Annuity Date if no Owner has died before then. Annuity income will also begin on the Annuity Date if an Owner dies before the Annuity Date if (1) the Contract was jointly owned by spouses, and (2) the surviving spouse/Beneficiary elected to continue the Contract as his or her own. A surviving spouse who elects to continue the Contract as his or her own may change the Annuity Date to be as late as the first day of the calendar month following his or her 95th birthday.

In all other cases involving the death of an Owner, the Contract must be distributed in accordance with the applicable provisions of the Code described in Required Distributions on Death of Owner, and the Annuitant(s) will not receive annuity income even if the Contract Value has not been distributed by the Annuity Date.

Annuity income payments continue until all Annuitants have died, or for 120 monthly payments, whichever is longer.

The Owner(s) may change the Annuitant(s) before the Annuity Date. If the Owner is a trust, the Annuitant may not be changed but the Owner may add a second Annuitant.

Before the Annuity Date you may withdraw all of your Contract Value to make a tax-free exchange in which you purchase any immediate annuity contract we then offer. See Tax Considerations.

If no Owner dies before the Annuity Date and there has not been a complete withdrawal, we will provide monthly fixed annuity income payments to the Annuitant or Annuitants who are living on the Annuity Date unless the Contract Value on the Annuity Date is not enough to provide an initial monthly annuity income payment of at least $20. In that case we may pay you the Contract Value in a lump sum instead of providing monthly annuity income.

To provide annuity income, on the Annuity Date, all Accumulation Units in the Investment Options will be redeemed and the money will be transferred to our general account. All money used to support annuity income payments will be held in our general account thereafter.

The first monthly annuity income payment will be made on the Annuity Date. We will determine the amount of monthly annuity income based upon the age(s) and, unless prohibited by applicable state law, sex(es) of the Annuitant(s) living on the Annuity Date and the annuity income purchase rate. The annuity income purchase rate will be the greater of:

(a) The guaranteed annuity income purchase rates set forth in your Contract; and

(b) The annuity rates in effect on the Annuity Date for the same payment option.

The monthly annuity income is determined by applying the applicable annuity income purchase rate to the Contract Value after deductions for any applicable taxes and any applicable Fund short-term redemption fees.

  Contracts with No Annuitants on the Annuity Date

If no Annuitant is living on the Annuity Date, the oldest Owner will be the Annuitant and the Contract will be administered according to the rules for Contracts with one Annuitant immediately below, unless the Owner is not a natural person.

  Contracts with One Annuitant on the Annuity Date

If there is one Annuitant living on the Annuity Date, all annuity income payments will be made to the Annuitant. Annuity income payments will stop at the death of the Annuitant or after 120 monthly payments, whichever is longer. The estate of the Annuitant will be responsible to notify us of the Annuitant's death and to repay any annuity income payments we have made after that date and before we have been notified of the death of the Annuitant.

FPRA

If the Annuitant dies before receiving all annuity income due under the Contract, the remaining monthly annuity income payments will be paid to the Annuitant's estate. The estate may choose instead to receive the present value of the remaining annuity income payments in a lump sum. The lump sum amount will generally be the present value of the remaining guaranteed annuity income payments, if any.

  Contracts with Two Annuitants on the Annuity Date

If there are two living Annuitants on the Annuity Date, we will make annuity income payments jointly to both Annuitants while they are both alive. After the death of one of the Annuitants we will continue to make monthly annuity income payments in the same amount to the surviving Annuitant. The surviving Annuitant is responsible to notify us of the death of the first Annuitant.

Annuity income payments will stop at the death of the surviving Annuitant, or after we have made 120 monthly payments, whichever is longer.

The estate of the last surviving Annuitant will be responsible to notify us of the death of the last surviving Annuitant and to repay any annuity income payments we have made after that date and before we have been notified of the death of the last surviving Annuitant.

If the surviving Annuitant dies before we have made all annuity income payments due under the Contract, any remaining annuity income will be paid to the surviving Annuitant's estate. The estate may choose instead to receive the present value of the remaining annuity income payments in a lump sum. The lump sum amount will generally be the present value of the remaining guaranteed annuity income payments, if any.

CONTRACTS OWNED BY TRUSTS

As a general rule, Contracts owned by "nonnatural persons" such as trusts, are not treated as annuity contracts for federal tax purposes. See the "Nonnatural Owner" paragraph in "Tax Considerations".

If you apply to have the Contract owned by a trust, you should only do so after consulting with a tax advisor to make sure that the trust will be owning the Contract as an agent for a natural person. If, after purchasing the Contract, the trust is changed so that the trust no longer owns the Contract as agent for a natural person, the Contract will no longer be treated as an annuity under the Internal Revenue Code and any income earned by the Contract will be taxable to the trust as ordinary income.

We will issue Contracts to trusts if the trustee represents to us in writing that the trust holds the Contract as agent for one or more natural persons and that the beneficiaries of the trust are natural persons. We will require the trustee to agree in writing to (i) notify us if there are any changes to the trust that would cause the trust to no longer hold the Contract as agent for a natural person or if the trust beneficiaries are changed so that not all trust beneficiaries are natural persons and (ii) authorize us to surrender the Contract since the Contract will no longer be treated as an annuity contract under section 72 of the Internal Revenue Code.

The only other kind of trust we will issue the Contract to is a charitable remainder trust that is established under the Internal Revenue Code and regulations.

CONTRACTS OWNED UNDER UGMA/UTMA ARRANGEMENTS

A Contract may be purchased pursuant to the provisions of the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act. For such Contracts, at issue (1) the minor must be the sole Owner, (2) the minor must be the only Annuitant, and (3) the sole Beneficiary must be the minor's estate. While the custodial arrangement is still in effect, the Annuitant may not be changed and an additional Annuitant may not be added.

When the minor reaches the age at which the applicable UGMA or UTMA statute provides that custodianship terminates, it is the custodian's responsibility to reregister the Contract, changing the ownership from the custodial arrangement to ownership in the name of the former minor.

REPORTS TO OWNERS

Before the Annuity Date, we will send you a statement showing your Contract Value four times each year. Each quarterly statement will also contain a summary of all transactions in your Contract since the previous statement.

You should immediately verify the accuracy of the information contained in these statements, and in the confirmations you may receive for individual transactions. If you find a discrepancy with respect to any transaction, you should notify us at our Annuity Service Center immediately. We will not be responsible for losses after ten calendar days from the first time we mail any statement or confirmation containing details of the transaction.

FPRA

Also, twice each year we will send you semiannual reports for the Variable Account containing financial information for the Variable Account and lists of securities held by the Funds, as required by the Investment Company Act of 1940.

Contract owners have access to their contract information online at Fidelity.com.

TAX CONSIDERATIONS

  Introduction

The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of the Contract is unclear in certain circumstances, and you should always consult a qualified tax advisor regarding the application of the law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the "Code"), Treasury Department regulations, and interpretations existing on the date of this Prospectus. Although the discussion is based on our understanding of federal income tax laws as currently interpreted, there is no guarantee that those laws or interpretations will not be changed by Congress, the Treasury Department, and judicial decisions.

This discussion does not address federal gift tax, state or local income tax, or other considerations which may be involved in the purchase, operation, or exercise of any rights or options under the Contract. Also, this discussion does not address estate tax issues that might arise due to the death of an Owner or Annuitant. The particular situation of each Owner, Annuitant, and Beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due. You should seek competent tax advice on such matters pertaining to you.

In addition, we make no guarantee regarding any tax treatment - federal, state, or local - of any Contract or of any transaction involving a Contract.

Taxation of Non-Qualified Annuities in General

  Tax Deferral During Accumulation Period

Under existing provisions of the Internal Revenue Code, except as described below, any increase in an Owner's Contract Value is generally not taxable to the Owner until received, either in the form of annuity income payments or in some other form of distribution. However, as discussed below, this rule applies only if:

(1) the investments of the Variable Account are "adequately diversified" in accordance with Treasury Department regulations;

(2) the Company, rather than the Owner, is considered the owner of the assets of the Variable Account for federal income tax purposes; and

(3) the Owner is an individual (or an individual is treated as the Owner for tax purposes).

  Diversification Requirements

The Internal Revenue Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the Subaccount of the Variable Account, are to be "adequately diversified." If the Variable Account fails to comply with these diversification standards, the Contract will not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed currently on the excess of the Contract Value over the Purchase Payments paid for the Contract. The Subaccounts of the Variable Account intend to comply with the diversification requirements. In this regard, we have entered into agreements with the Funds under the Subaccounts that require the Funds to be "adequately diversified" in accordance with the Internal Revenue Code and Treasury Department regulations.

  Ownership Treatment

In certain circumstances, variable annuity contract owners may be considered the owners, for federal income tax purposes of the assets of a segregated asset account, such as the Variable Account, used to support their contracts. In those circumstances, income and gains from the segregated asset account would be includible in the contract owners' gross income. The Internal Revenue Service (the "IRS") has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. As of the date of this Prospectus, no comprehensive guidance has been issued by the IRS clarifying the circumstances when such investment control by a variable contract owner would exist. As a result, your right to make Exchanges among the Investment Options may cause you to be considered the owner of the assets of the Variable Account. We therefore reserve the right to modify the Contract as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Variable Account. However, there is no assurance such efforts would be successful.

FPRA

We do not know what limits might be set forth in any guidance that the IRS may issue, or whether any such limits would apply to existing Contracts.

  Nonnatural Owner

As a general rule, Contracts held by "nonnatural persons" such as a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The income on such Contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the Owner of the Contract during the taxable year. There are several exceptions to this rule for nonnatural Owners. Under one exception, a Contract will generally be treated as held by a natural person if the nominal owner is a trust or other entity that holds the Contract as an agent for a natural person. We do not intend to offer the Contracts to "nonnatural" persons. However, we will offer the Contracts to trusts where a trustee represents that the trust is for the benefit of natural persons such as the grantor of the trust. We will also require the Beneficiaries of the trust to be natural persons. We will also offer the Contracts to charitable remainder trusts. The following discussion assumes that a Contract will be owned by an individual.

  Delayed Annuity Commencement Dates

On the Contract Date, the Annuity Date is automatically set to be the first day of the calendar month following the oldest Owner's 90th birthday. Federal income tax rules do not expressly identify a particular age by which annuity income payments must begin. However, if the Contract's Annuity Date occurs (or is scheduled to occur) at too advanced an age, it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in the Owner's income.

The following discussion assumes that the Contract will be treated as an annuity contract for federal income tax purposes.

  Taxation of Partial and Complete Withdrawals

Partial withdrawals under a Contract are generally includible in income to the extent your Contract Value before the withdrawal exceeds your "investment in the contract." Amounts received under the Systematic Withdrawal Program are treated as partial withdrawals. In case of a complete withdrawal, amounts received are includible in income to the extent they exceed the "investment in the contract." For these purposes, the investment in the contract at any time generally equals the total of the Purchase Payments made under the Contract to that time less any amounts previously received from the Contract, which were not included in income. In the case of a Contract purchased in a non-taxable exchange under section 1035 of the Code, the investment in the exchanged Contract will be carried over to your Contract and will be reduced by the amount of investment gain in the exchanged contract.

If you take a partial withdrawal within 180 days of any prior partial exchange under section 1035 of the Code ("Partial 1035") from either of the contracts that were involved in the Partial 1035 exchange, the Internal Revenue Service may apply general tax principals to determine if the prior Partial 1035 should be recharacterized as a distribution under section 72(e) of the Code or "boot" under section 1035(d)(1) and 1031(c) of the Code. The only exception to this rule is where the partial withdrawal is used to fund an annuity income option for a period of 10 years or more.

Partial and complete withdrawals may be subject to a 10% penalty tax. See Penalty Tax on Premature Distributions. Partial and complete withdrawals also may be subject to federal income tax withholding requirements.

  Taxation of Annuity Income Payments

Normally, the portion of each annuity income payment taxable as ordinary income equals the excess of the payment over the exclusion amount. In the case of fixed income payments, like the annuity income payments provided under the Contract, the exclusion amount is determined by multiplying (1) the annuity income payment by (2) the ratio of the investment in the contract, adjusted for any period certain or refund feature, to the total expected amount of annuity income payments for the term of the Contract (as determined under Treasury Department regulations). Once the total amount of the investment in the contract is excluded, annuity income payments will be fully taxable. If annuity income payments cease because of the death of the Annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction.

Where the Owner and the Annuitant are not the same person and are not married to one another, there are special income tax issues, such as who will be taxed on amounts under the Contract and when such amounts will be taxed. You should consult a tax advisor in those situations.

Annuity income payments may be subject to federal income tax withholding requirements.

  Distribution and Taxation of Proceeds

FPRA

Prior to the Annuity Date, we may distribute amounts from a Contract because of the death of an Owner, or because of the death of the Annuitant in the case of a contract issued to a non-natural person. Such proceeds are includible in income as follows:

(1) if distributed in a lump sum, they are taxed in the same manner as a complete withdrawal, as described above; or

(2) if distributed under an Annuity Income Option, they are taxed generally in the same manner as annuity income payments, as described above.

After the Annuity Date, where a guaranteed period exists under an Annuity Income Option, and all the Annuitants die before the end of that period, payments we make to the estate of the last surviving Annuitant for the remainder of that period are includible in income as follows:

(1) if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the contract at that time; or

(2) if distributed in accordance with the existing Annuity Income Option selected, they are fully excluded from income until the remaining investment in the contract is deemed to be recovered, and all annuity income payments thereafter are fully includible in income.

Proceeds payable on death may be subject to federal income tax withholding requirements.

  Penalty Tax on Premature Distributions

In general, in the case of a distribution from a Contract, a penalty tax equal to 10% of the portion of the distribution that is includible in gross income may be imposed unless the distribution:

(1) is made on or after the taxpayer attains age 59 1/2;

(2) is made on or after the death of the Owner or, if the Owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

(3) is attributable to the Owner's becoming disabled (as defined in the tax law);

(4) is part of a series of substantially equal periodic payments (no less frequently than annually) for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and his or her designated beneficiary (as defined in the tax law);

(5) is made under an immediate annuity contract (as defined in the tax law); or

(6) satisfies some other exception to this 10% penalty tax.

We believe that systematic withdrawals under the Systematic Withdrawal Program would not satisfy the exception to the 10 percent penalty tax described in (4) above. You should consult your tax advisor before electing to take systematic withdrawals commencing prior to age 59 1/2.

  Aggregation of Contracts

In certain circumstances, the IRS may determine the amount of an annuity income payment or a withdrawal from a Contract that is includible in income by combining some or all of the annuity contracts a person owns. For example, if a person purchases a Contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity issued by us, the IRS might in certain circumstances treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining the portion of the distribution that is includible in income. The effects of such aggregation are not always clear; however, it could affect the amount of a withdrawal or an annuity income payment that is taxable and the amount which might be subject to the 10% penalty tax described above.

  Exchanges of Contracts

We may issue the Contract in exchange for all or part of another annuity or life insurance contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the contract immediately after the exchange will generally be the same as that of the contract exchanged, increased by any additional Purchase Payments made as part of the exchange. Your Contract Value immediately after the exchange may exceed your investment in the contract. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the Contract (e.g. as a partial surrender, full surrender, annuity income payment or death benefit). If you exchange part of an existing contract for a Contract, the IRS might treat the two contracts as one annuity contract in certain circumstances. See Aggregation of Contracts.

FPRA

In addition, before the Annuity Date, you may exchange all or a portion of your Contract Value for another annuity contract we then offer. Such an exchange will be tax free if certain requirements are satisfied. You should consult your tax advisor in connection with an exchange for or of a Contract.

You may be able to add a second Owner in certain circumstances. See Other Contract Provisions. There may be special income tax issues if you add a second Owner who is not your spouse. You should consult your tax advisor before adding a second Owner.

  Transfers of a Contract

A Contract that is transferred by assignment to another person or entity may result in taxable income to the Owner in the year the Contract is transferred. You should consult your tax advisor before making such a transfer.

  Taxation of Contracts Owned Under UGMA/UTMA Arrangements

In the case of a Contract held in custody for a minor under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, a distribution under the Contract ordinarily is taxable to the minor. Whether the 10% penalty tax applies to such a distribution ordinarily is determined by the circumstance or characteristics of the minor, not the custodian. Thus, for example, a distribution taxable to a minor will not qualify for the exception to the penalty tax for distributions made on or after age 59 1/2, even if the custodian is 59 1/2 or older.

  FILI's Tax Status

FILI is taxed as a life insurance company under the Internal Revenue Code. The earnings of the Variable Account are taxed as part of our operations, and thus the Variable Account is not separately taxed as a "regulated investment company" under the Internal Revenue Code. Under the existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied under a Contract. Therefore, we do not expect to incur federal income taxes on earnings of the Variable Account to the extent the earnings are credited under the Contracts. Based on this, no charge is being made currently to the Variable Account for our federal income taxes. We will periodically review the need for a charge to the Variable Account for company federal income taxes. If FILI is taxed on investment income or capital gains of the Variable Account, then FILI may impose a charge against the Variable Account in order to provide for such taxes.

Under current laws we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, we may make charges for such taxes against the Variable Account.

Other Contract Provisions

You should be aware of the following important provisions of your Contract.

1. Owner. Owners have rights and privileges as specified in the Contract. Owners own the Contract in accordance with all of its terms. The following forms of ownership, and others, are inconsistent with the terms of the Contract and will not be accepted: "joint tenants in common", "tenancy by the entirety", "joint tenants with rights of survivorship" and "joint ownership by husband and wife".

Before the Contract is issued, the Owners have the right on the application to (a) name the Annuitant(s) and Beneficiary(ies); and (b) allocate the Initial Purchase Payment among the Investment Options. The Owner(s) can change the Annuitant(s) before annuity income payments begin. If the Owner is a trust, the Annuitant may not be changed.

If you are the only Owner when your Contract is issued, you may later add a second Owner, but you may do this only once and the second Owner must be younger than you, unless the second Owner is your spouse. You may not add a second Owner if the Owner is a trust, or the Contract is held under a UGMA or UTMA arrangement. You may not remove an Owner unless the Owner is a spouse.

After the Contract Date and before annuity income payments begin, the Owners have the right to (a) cancel the Contract during the Free Look Period; (b) allocate Purchase Payments among the Investment Options; (c) reallocate the Contract Value among the Investment Options; (d) make withdrawals; (e) name a second Owner (subject to the limitations in the previous paragraph) if the Contract has only one Owner; (f) change Annuitant(s) and Beneficiary(ies) (except that a Beneficiary designated as irrevocable may not be changed without the Beneficiary's consent); and (g) instruct us how to vote shares of the Funds attributable to the Contract.

FPRA

For Contracts with two Owners, after the Contract Date and before annuity income payments begin, withdrawals, changes of the Annuity Date, changes of Owners, Annuitants and Beneficiaries can be made only by both Owners acting together. Either Owner may exercise any other right under the Contract.

Beginning on the first day we provide annuity income to the Annuitant(s), the Owners have no rights.

If a Contract has two Owners who are not spouses, and one dies before the Annuity Date, federal tax law requires that the Contract Value be distributed to the remaining Owner within certain time limits. See Required Distributions on Death of Owner.

2. Annuitant(s). You name one or two Annuitants in the application for the Contract. You may change the Annuitant(s) by sending us a written notice. A deceased Annuitant may be replaced. You may also add an Annuitant, but there can never be more than two Annuitants at the same time. We must receive any notice adding or changing the Annuitant(s) at our Annuity Service Center at least 30 days before the Annuity Date.

If the Contract is owned by a trust, the Annuitant(s) may not be changed. If there is only one Annuitant on the Contract Date, an additional Annuitant may be added until the Annuity Date.

Annuitants have no rights before the Annuity Date. Annuitants have the right to receive monthly annuity income payments beginning on the Annuity Date, unless an Owner has died before the Annuity Date, or unless the amount of annuity income would be less than $20 per month.

The amount of monthly annuity income payments depends on a number of factors, including each Annuitant's age and, unless prohibited by applicable state law, sex. If an Annuitant's age or sex has been misstated we will adjust the amount of monthly annuity income to reflect the actual age and/or sex. If we have previously overpaid monthly annuity income, we will withhold monthly annuity income until we have recovered the amount of the overpayment. If annuity income payments have ended, we will recover the amount of any overpayment from the estate(s) of the Annuitant(s). If we have previously underpaid monthly annuity income, we will make a lump sum payment equal to the amount previously underpaid, plus interest at 6% per annum, compounded annually.

If a Contract has one Owner and that Owner dies before the Annuity Date, then the Beneficiary(ies), not the Annuitant(s), will have the right to the Contract Value, and the Annuitant(s) will not receive any monthly annuity income.

If a Contract has two Owners and one Owner dies before the Annuity Date, then the surviving Owner, not the Annuitants, will have the right to the Contract Value. When the Annuity Date is later reached, the Annuitant(s) will not receive any monthly annuity income, subject to one exception. The exception is that if a surviving spouse/Beneficiary continues the Contract as his or her own, and the Annuity Date is reached, then the Annuitant(s) will receive monthly annuity income.

3. Beneficiary(ies). The Owner(s) name(s) a Beneficiary or Beneficiaries in the application, and can change Beneficiaries later. If all the Owners die before the Annuity Date, we will pay the Contract Value, less any applicable taxes, to the Beneficiary or Beneficiaries who survive all the Owners. If a Beneficiary survives all the Owners but does not live long enough to receive payment from us, we will pay the Beneficiary's estate.

Owner(s) must indicate in percentages what portion of the Contract each Beneficiary is to receive. If the total does not equal 100%, each Beneficiary's share will be determined by using a fraction, the numerator of which is the stated percentage for that Beneficiary, and the denominator of which is the total of the percentages indicated by the Owner(s).

Beneficiary designations must be in a form acceptable to us. We reserve the right to reject any Beneficiary designation that we deem to be unadministerable, which may include designations that contain contingencies that could delay payment or designations that would require us to refer to external documents or the outcome of legal proceedings.

After the death of all the Owners, each Beneficiary has the right to withdraw their share of the Contract Value, as detailed below.

Before we make a payment to any Beneficiary, we must receive at our Annuity Service Center due proof of death (generally a death certificate) for each Owner and any required tax withholding and other forms. We may seek to obtain a death certificate directly from the appropriate governmental body if we believe that any Owner may have died.

At the close of the Valuation Period in which we receive the death certificate(s), we will transfer any portion of the Contract Value that is in the Investment Options to the Money Market Investment Option. Once we have determined the number of Beneficiaries who will share in the Contract Value, a Beneficiary who has returned all required documentation to us (including tax withholding and other forms) will be able to transfer his or her share of the Contract Value among the Investment Options.

We will not pay any Beneficiary until we have determined the number of Beneficiaries entitled to receive payment. This is to prevent us from overpaying one Beneficiary before making payment to other Beneficiaries.

Once we have received due proof of death and have determined the number of Beneficiaries to be paid, we will, upon written request received at our Annuity Service Center, pay any Beneficiary who has provided us with required tax withholding and other forms. We will then have no further obligations to that Beneficiary. If a Beneficiary has been designated to receive a specified fraction of the Contract Value, we will pay that fraction as determined on the date of payment. For example, if there are two Beneficiaries and each is designated to receive 50%, the first Beneficiary to receive payment would receive 50% of the Contract Value on the date the payment is made, and the other Beneficiary would later receive the remainder, which might be worth more or less than what was paid to the first Beneficiary.

FPRA

4. Assignment. The Contract may not be sold, gifted, transferred, or assigned, and any purported gift, transfer or assignment will be void, except as follows: (a) the Contract may be assigned to an insurance company, regulated as such under the insurance laws of one of the United States, solely for the purpose of effecting a tax-free exchange under section 1035 of the Internal Revenue Code; (b) a Contract owned by an individual may be transferred to that individual's spouse; (c) a Contract owned by one or two individual(s) may be transferred to either a trust or a charitable remainder trust of which the individual(s) is(are) the grantor(s); and (d) a contract owned by a trust may be transferred to the trust's grantor(s) or a beneficiary of the trust. Assignments under (c) and (d) may result in a taxable distribution to the transferor. You should consult your tax advisor before making such a transfer.

5. Non-Participating Contract. The Contract is "non-participating", meaning there are no dividends. Investment results of the Investment Options are reflected in the Contract Value and the other benefits under the Contract.

6. Notification of Death. If there are two Owners, each is responsible for notifying us of the death of the other Owner and the death of any Annuitant if the Annuitant's death occurs before the Annuity Date. If all the Owners die, the Beneficiaries are responsible for notifying us of the death(s). If there are two Annuitants, each is responsible for notifying us of the death of the other if death occurs after the Annuity Date. The executor of the estate of the last surviving Annuitant is responsible for notifying us of that Annuitant's death, and to return any overpayment. If we provide too much annuity income because we are not notified of a death, we may take legal action to recover the overpayment.

7. Proof of Survival. If any payment under this Contract depends on an Annuitant or other recipient being alive on a given date, we may require proof of survival before making the payment.

SELLING THE CONTRACTS

Fidelity Brokerage Services LLC ("FBS") and Fidelity Insurance Agency, Inc. ("FIA") distribute the Contracts. FBS is the principal underwriter. Both FBS and FIA are affiliates of us and of FMR LLC, our parent company. Fidelity Distributors Corporation ("FDC") is the distributor of the Fidelity family of funds, including the Funds. The principal business address of FBS and FDC is 82 Devonshire Street, Boston, Massachusetts 02109.

We pay FIA first year sales compensation of not more than 2% of Purchase Payments received in the first Contract Year. We also pay FIA renewal sales compensation in later years based on Contract Values and the persistency of the Contracts. Our renewal sales compensation payments for a Contract for a year will be approximately equal to 0.10% of the Contract Value at the end of the year.

AUTOMATIC ANNUITY BUILDER

You may use our Automatic Annuity Builder to make periodic, pre-authorized Purchase Payments by electronic funds transfers from your checking or savings account, or by transfers from your Fidelity Investments brokerage account. Your bank account must be at a banking institution which is a member of the Automated Clearing House. The minimum amount for each periodic transfer is $100. We may reduce this minimum for Contracts issued under certain sponsored arrangements. We will send you quarterly statements showing all transactions you make using Automatic Annuity Builder. We reserve the right to restrict your participation in Automatic Annuity Builder if on the scheduled date of any pre-authorized transfer there is not enough money in your checking or brokerage account to complete the transfer. You may select any day of the month from the 1st to the 28th as the day your automatic deductions will take place. If the New York Stock Exchange is not open on a day that is scheduled for an automatic deduction, the transaction will take place on the next day the New York Stock Exchange is open for trading.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly Exchanges at no charge from either the Money Market Investment Option or the Investment Grade Bond Investment Option (the "Source Option"), but not both, to any of the other Investment Options you select (the "Destination Options"). The minimum monthly transfer to each Destination Option is $250. You may change your Source Option and your Destination Options at any time, by calling us or by sending written notice to our Annuity Service Center.

You may select any day of the month from the 1st to the 28th as the day your Dollar Cost Averaging transactions will take place each month. If the New York Stock Exchange is not open on the scheduled day in a particular month, the Exchange will take place on the next day the New York Stock Exchange is open for trading.

FPRA

If your balance in the Source Option on a transfer date is less than the amount to be transferred to the Destination Option(s), we will transfer all the money in the Source Option to the Destination Options proportionately, and your participation in the program will automatically terminate.

You may cancel Dollar Cost Averaging at any time by calling us or sending written notice to the Annuity Service Center.

You cannot use Dollar Cost Averaging at the same time that you use Automatic Rebalancing, which is described immediately below. We reserve the right to modify or terminate Dollar Cost Averaging.

AUTOMATIC REBALANCING

You can use Automatic Rebalancing at no charge to help you maintain your specified allocation mix among the Investment Options. You direct us to readjust your allocations on a quarterly, semi-annual or annual basis to return to the allocations you select on the Automatic Rebalancing instruction form.

You choose one day of the month from the 1st to the 28th for Automatic Rebalancing. If the New York Stock Exchange is not open on the scheduled day, the reallocation will take place on the next day the New York Stock Exchange is open for trading.

Automatic Rebalancing will continue until you notify us to cancel it. We reserve the right to modify or terminate Automatic Rebalancing. You may not use Automatic Rebalancing at the same time you use Dollar Cost Averaging, which is described immediately above.

Please note that Automatic Rebalancing may result in a Fund short-term redemption fee. For more details about this fee, including a list of the Funds that impose it, please see Certain Funds Impose a Short-Term Redemption Fee.

SPECIAL PROVISIONS FOR SALES UNDER SPONSORED ARRANGEMENTS

  Reductions of Minimum Purchase Payments

We may reduce the minimum Purchase Payment requirements for Contracts issued under sponsored arrangements. We determine the eligibility of a group for such reduced minimum Purchase Payments, and the minimum Purchase Payment amount for individuals in a particular group, by considering the following factors: (1) the size of the group; (2) the total amount of Purchase Payments we expect group members to make; (3) the nature of the group and the persistency we expect from the group; (4) the purpose for which the Contracts will be purchased; and (5) any other circumstances which we believe to be relevant in determining the level of expected administrative expenses we will incur.

More About the Investment Options and the Funds

CHANGES IN INVESTMENT OPTIONS

We may make additional Investment Options available to you from time to time. These Investment Options will invest in mutual funds that we find suitable for the Contracts.

We also have the right to eliminate Investment Options, to combine two or more Investment Options, or to substitute a new mutual fund for the mutual fund in which an Investment Option invests.

A substitution may become necessary if, in our judgment, a Fund no longer suits the purposes of the Contracts. This may happen due to a change in laws or regulations, a change in a Fund's investment objectives or restrictions, because the Fund is no longer available for investment, or for some other reason. We would obtain prior approval from the SEC and any other required approvals before making such a substitution.

We also reserve the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

TOTAL RETURN FOR AN INVESTMENT OPTION

The Total Return for an Investment Option is a measure of the investment performance for an Investment Option from one Valuation Period to the next.

An Investment Option's Total Return depends on the performance of the Fund in which the Investment Option invests. We determine the Total Return for an Investment Option at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business. The Total Return reflects the investment performance for the Investment Option for the Valuation Period and is net of the asset charges to the Investment Option.

FPRA

The Total Return for an Investment Option can be greater or less than one. Therefore, the value of a unit in an Investment Option may increase or decrease.

The Total Return for an Investment Option for a Valuation Period is determined by adding (a) and (b), subtracting (c) and dividing the result by (a) where:

(a) is the value of the assets of the Investment Option at the end of the preceding Valuation Period;

(b) is the investment income and capital gains, realized or unrealized, credited to the Investment Option during the current Valuation Period;

(c) is the sum of:

(1) the capital losses, realized or unrealized, charged during the current Valuation Period plus any amount charged or set aside for taxes during the current Valuation Period;

PLUS

(2) the deduction from the Investment Option during the current Valuation Period representing a daily charge equivalent to an effective annual rate of the Total Separate Account Fees as shown on page (Click Here) of the Fee Table.

Shares of the Funds are valued at their net asset values. Any dividends or capital gains distributions from a Fund are reinvested in that Fund.

VOTING RIGHTS

We currently vote shares of the Funds owned by the Variable Account according to your instructions. However, if the Investment Company Act of 1940 or any related regulations or interpretations should change, and we decide that we are permitted to vote the shares of the Funds in our own right, we may decide to do so.

Before the Annuity Date, we calculate the number of shares that you may instruct us to vote by dividing your Contract Value in an Investment Option by the net asset value of one share of the corresponding Fund. Fractional votes are counted. We reserve the right to modify the manner in which we calculate the weight to be given to your voting instructions where such a change is necessary to comply with then current federal regulations or interpretations of those regulations.

We will determine the number of shares you can instruct us to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting we will send you material by mail for providing us with your voting instructions.

If we do not receive your voting instructions in time, we will vote the shares in the same proportion as the instructions we receive from other Owners. We will also vote in the same proportionate manner any shares we hold in the Variable Account that are not attributable to Owners.

Under certain circumstances, we may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of a Fund, or result in the approval or disapproval of an investment advisory contract.

Under federal regulations, we may also disregard instructions to vote for Owner-initiated changes in investment policies or the investment advisor if we disapprove of the proposed changes. We would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if we decided that the change would result in overly speculative or unsound investments. If we ever disregard voting instructions, we will include a summary of our actions in the next semiannual report.

RESOLVING MATERIAL CONFLICTS

The Funds are available to separate accounts of insurance companies offering variable annuity contracts and variable life insurance policies issued by other insurance companies, as well as to our Variable Account and other separate accounts we may establish.

Although we do not anticipate any disadvantages due to these arrangements, there is a possibility that a material conflict could arise between the interest of the Variable Account and one or more of the other separate accounts or qualified plans that hold shares of the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of our Owners and those of other insurance companies, or for some other reason. In the event of a conflict, we will take any steps necessary to protect our Owners and their Beneficiaries.

FPRA

LITIGATION

No litigation is pending that would have a material effect on us or the Variable Account.

FPRA

Appendix A: Table of Accumulation Unit Values

Accumulation Unit Values

Fidelity Investments Variable Annuity Account I

Condensed Financial Information

Accumulation unit values below reflect Total Separate Account Annual Fees of 0.25%

Fidelity VIP Asset Manager Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	13.09	12.70	4,632,726
2010	11.49	13.09	4,238,908
2009	8.93	11.49	4,636,677
2008	12.58	8.93	5,243,044
2007	10.93	12.58	3,343,873
2006	10.22	10.93	2,321,254
2005	10.00	10.22	875,169

Fidelity VIP Asset Manager: Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	12.69	11.86	1,871,176
2010	10.94	12.69	1,699,286
2009	8.27	10.94	1,857,538
2008	12.92	8.27	2,168,969
2007	10.90	12.92	1,127,224
2006	10.24	10.90	590,490
2005	10.00	10.24	105,964

Fidelity VIP Balanced Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	13.49	12.96	14,520,594
2010	11.46	13.49	13,239,282
2009	8.30	11.46	14,902,287
2008	12.60	8.30	15,736,949
2007	11.60	12.60	15,037,047
2006	10.43	11.60	6,904,445
2005	10.00	10.43	1,278,433

FPRA

Fidelity VIP Consumer Discretionary Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	12.26	12.01	582,249
2010	9.37	12.26	1,046,576
2009	6.80	9.37	379,214
2008	10.34	6.80	176,614
2007	11.30	10.34	198,312
2006	10.06	11.30	360,344
2005	10.00	10.06	21,310

Fidelity VIP Consumer Staples Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	12.05	12.99	1,819,333
2010	10.49	12.05	776,414
2009	8.72	10.49	841,138
2008	11.12	8.72	1,421,264
2007*	10.00	11.12	335,116

* Period from 05/01/2007 to 12/31/2007

Fidelity VIP Contrafund Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	12.60	12.24	27,416,036
2010	10.79	12.60	26,980,360
2009	7.97	10.79	33,563,171
2008	13.92	7.97	35,196,855
2007	11.88	13.92	33,303,074
2006	10.67	11.88	23,590,259
2005	10.00	10.67	7,627,591

Fidelity VIP Disciplined Small Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	9.92	9.77	2,699,282
2010	7.93	9.92	2,526,993
2009	6.51	7.93	2,627,446
2008	9.87	6.51	2,242,262
2007	10.14	9.87	1,875,175
2006*	10.00	10.14	936,933

* Period from 05/01/2006 to 12/31/2006

FPRA

Fidelity VIP Dynamic Capital Appreciation Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	12.40	12.05	1,111,733
2010	10.51	12.40	1,206,153
2009	7.75	10.51	1,443,396
2008	13.22	7.75	1,711,308
2007	12.40	13.22	2,216,643
2006	10.92	12.40	1,669,248
2005	10.00	10.92	650,767

Fidelity VIP Emerging Markets Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	9.15	7.21	2,251,236
2010	7.79	9.15	2,556,263
2009	4.45	7.79	3,596,312
2008*	10.00	4.45	594,009

* Period from 05/01/08 to 12/31/08

Fidelity VIP Energy Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	14.79	14.01	4,534,678
2010	12.43	14.79	4,504,436
2009	8.43	12.43	6,284,606
2008	18.50	8.43	6,009,073
2007	12.71	18.50	6,380,335
2006	10.92	12.71	3,821,679
2005	10.00	10.92	1,443,135

Fidelity VIP Equity-Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	10.57	10.63	8,592,085
2010	9.21	10.57	8,230,257
2009	7.10	9.21	11,334,553
2008	12.42	7.10	13,030,463
2007	12.28	12.42	15,009,995
2006	10.25	12.28	11,422,433
2005	10.00	10.25	2,998,141

FPRA

Fidelity VIP Financial Services Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	7.22	5.73	1,331,933
2010	6.75	7.22	1,776,191
2009	5.31	6.75	2,161,254
2008	10.69	5.31	2,059,335
2007	12.40	10.69	890,903
2006	10.71	12.40	963,779
2005	10.00	10.71	176,435

Fidelity VIP FundsManager 20% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	11.94	12.18	19,405,310
2010	11.13	11.94	13,130,210
2009	10.12	11.13	12,172,701
2008	11.06	10.12	10,172,436
2007	10.45	11.06	7,577,333
2006*	10.00	10.45	1,551,819

* Period from 05/01/06 to 12/31/06

Fidelity VIP FundsManager 50% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	11.57	11.49	29,435,891
2010	10.36	11.57	24,946,007
2009	8.73	10.36	25,246,480
2008	11.31	8.73	23,898,069
2007	10.59	11.31	21,509,228
2006*	10.00	10.59	7,775,530

* Period from 05/01/06 to 12/31/06

Fidelity VIP FundsManager 60% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	10.41	10.18	13,862,903
2010	9.19	10.41	8,250,419
2009	7.52	9.19	5,451,702
2008*	10.00	7.52	3,007,545

* Period from 05/01/08 to 12/31/08

FPRA

Fidelity VIP FundsManager 70% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	11.02	10.67	26,083,771
2010	9.66	11.02	23,990,224
2009	7.78	9.66	27,157,999
2008	11.48	7.78	28,124,851
2007	10.68	11.48	25,500,525
2006*	10.00	10.68	9,636,213

* Period from 5/1/2006 to 12/31/2006

Fidelity VIP FundsManager 85% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	10.62	10.04	9,790,850
2010	9.16	10.62	9,024,552
2009	7.15	9.16	10,267,820
2008	11.59	7.15	10,391,054
2007	10.70	11.59	9,167,550
2006*	10.00	10.70	3,466,268

* Period from 5/1/2006 to 12/31/2006

Fidelity VIP Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	11.51	11.50	5,297,267
2010	9.30	11.51	5,031,233
2009	7.28	9.30	6,334,599
2008	13.82	7.28	9,025,967
2007	10.93	13.82	9,431,517
2006	10.27	10.93	5,052,277
2005	10.00	10.27	1,803,239

Fidelity VIP Growth & Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	11.14	11.28	1,780,175
2010	9.73	11.14	1,615,267
2009	7.67	9.73	2,068,110
2008	13.22	7.67	2,496,680
2007	11.83	13.22	2,157,470
2006	10.50	11.83	1,262,971
2005	10.00	10.50	442,764

FPRA

Fidelity VIP Growth Opportunities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	11.00	11.21	2,823,974
2010	8.92	11.00	2,271,041
2009	6.14	8.92	2,713,807
2008	13.70	6.14	1,056,316
2007	11.16	13.70	1,422,323
2006	10.63	11.16	534,023
2005	10.00	10.63	395,529

Fidelity VIP Growth Stock Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	12.09	12.14	1,187,366
2010	10.10	12.09	628,981
2009	7.00	10.10	547,996
2008	12.69	7.00	437,051
2007	10.39	12.69	669,240
2006	10.32	10.39	351,467
2005	10.00	10.32	200,441

Fidelity VIP Growth Strategies Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	11.54	10.47	409,881
2010	9.27	11.54	466,978
2009	6.65	9.27	448,830
2008	13.04	6.65	593,181
2007	11.13	13.04	699,945
2006	10.29	11.13	301,113
2005	10.00	10.29	124,420

Fidelity VIP Health Care Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	12.59	13.60	2,970,266
2010	10.77	12.59	1,625,294
2009	8.15	10.77	1,912,488
2008	12.06	8.15	2,492,125
2007	10.99	12.06	1,872,877
2006	10.38	10.99	1,366,037
2005	10.00	10.38	672,323

FPRA

Fidelity VIP High Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	14.03	14.53	8,551,314
2010	12.33	14.03	7,783,064
2009	8.60	12.33	10,311,369
2008	11.49	8.60	8,134,253
2007	11.23	11.49	6,700,428
2006	10.12	11.23	5,387,089
2005	10.00	10.12	1,314,867

Fidelity VIP Index 500 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	11.25	11.45	15,331,492
2010	9.81	11.25	14,445,690
2009	7.76	9.81	19,394,904
2008	12.36	7.76	21,161,595
2007	11.75	12.36	17,249,789
2006	10.18	11.75	11,110,059
2005	10.00	10.18	3,586,151

Fidelity VIP Industrials Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	15.59	14.82	1,854,224
2010	11.93	15.59	1,854,549
2009	8.54	11.93	1,857,466
2008	14.24	8.54	1,809,822
2007	12.09	14.24	1,651,321
2006	10.50	12.09	977,250
2005	10.00	10.50	170,978

Fidelity VIP International Capital Appreciation R Shares Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	11.34	9.89	1,556,115
2010	9.83	11.34	1,706,316
2009	6.33	9.83	2,346,909
2008	12.86	6.33	2,031,306
2007	12.28	12.86	2,681,015
2006	10.77	12.28	1,809,831
2005	10.00	10.77	861,839

FPRA

Fidelity VIP Investment Grade Bond Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	13.04	13.95	18,241,394
2010	12.12	13.04	17,304,391
2009	10.50	12.12	24,871,886
2008	10.88	10.50	20,483,616
2007	10.46	10.88	15,944,880
2006	10.05	10.46	10,241,325
2005	10.00	10.05	2,792,174

Fidelity VIP Investor Freedom 2005 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	12.53	12.50	559,618
2010	11.27	12.53	588,572
2009	9.21	11.27	611,283
2008	12.14	9.21	622,468
2007	11.21	12.14	607,608
2006	10.24	11.21	379,484
2005	10.00	10.24	176,756

Fidelity VIP Investor Freedom 2010 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	12.66	12.59	2,840,318
2010	11.25	12.66	3,145,768
2009	9.09	11.25	3,491,918
2008	12.14	9.09	4,116,933
2007	11.21	12.14	4,313,329
2006	10.26	11.21	2,570,754
2005	10.00	10.26	950,391

Fidelity VIP Investor Freedom 2015 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	12.75	12.67	3,978,615
2010	11.30	12.75	3,844,470
2009	9.05	11.30	4,437,914
2008	12.44	9.05	4,871,606
2007	11.42	12.44	4,475,895
2006	10.32	11.42	3,210,150
2005	10.00	10.32	651,075

FPRA

Fidelity VIP Investor Freedom 2020 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	12.53	12.36	5,658,625
2010	10.97	12.53	5,223,713
2009	8.54	10.97	5,950,156
2008	12.72	8.54	6,231,246
2007	11.57	12.72	5,410,148
2006	10.37	11.57	3,741,303
2005	10.00	10.37	1,039,588

Fidelity VIP Investor Freedom 2025 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	12.60	12.28	2,880,389
2010	10.91	12.60	2,442,154
2009	8.42	10.91	2,439,002
2008	12.83	8.42	2,398,848
2007	11.65	12.83	2,039,666
2006	10.40	11.65	1,174,503
2005	10.00	10.40	206,213

Fidelity VIP Investor Freedom 2030 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	12.26	11.89	3,169,791
2010	10.58	12.26	2,722,230
2009	8.06	10.58	2,705,337
2008	13.06	8.06	2,846,134
2007	11.77	13.06	2,180,516
2006	10.43	11.77	1,149,901
2005	10.00	10.43	439,594

Fidelity VIP Investor Freedom Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	12.53	12.70	1,629,562
2010	11.69	12.53	1,642,717
2009	10.20	11.69	1,570,483
2008	11.43	10.20	1,514,842
2007	10.81	11.43	1,643,503
2006	10.14	10.81	958,301
2005	10.00	10.14	234,350

FPRA

Fidelity VIP Materials Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	13.72	12.55	2,079,291
2010	10.71	13.72	2,199,477
2009	6.03	10.71	3,027,697
2008	11.40	6.03	1,178,584
2007*	10.00	11.40	643,425

* Period from 05/01/2007 to 12/31/2007

Fidelity VIP Mid Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	14.94	13.31	13,346,588
2010	11.63	14.94	13,706,193
2009	8.33	11.63	15,840,387
2008	13.80	8.33	16,196,329
2007	11.99	13.80	16,508,613
2006	10.67	11.99	12,345,307
2005	10.00	10.67	4,406,357

Fidelity VIP Money Market Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	11.46	11.44	45,466,765
2010	11.46	11.46	43,582,737
2009	11.41	11.46	69,472,560
2008	11.10	11.41	130,232,042
2007	10.59	11.10	99,607,757
2006	10.13	10.59	49,130,393
2005	10.00	10.13	11,524,864

Fidelity VIP Overseas R Shares Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	12.14	10.02	6,706,640
2010	10.76	12.14	6,810,585
2009	8.53	10.76	9,213,388
2008	15.24	8.53	10,333,031
2007	13.04	15.24	11,592,191
2006	11.08	13.04	6,984,118
2005	10.00	11.08	2,174,617

FPRA

Fidelity VIP Real Estate Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	12.47	13.44	3,039,740
2010	9.60	12.47	2,826,046
2009	6.99	9.60	2,931,071
2008	11.67	6.99	3,006,425
2007	14.23	11.67	2,514,862
2006	10.45	14.23	3,094,808
2005	10.00	10.45	655,914

Fidelity VIP Strategic Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	14.51	15.13	27,119,466
2010	13.27	14.51	22,121,005
2009	10.22	13.27	25,369,923
2008	11.43	10.22	21,024,112
2007	10.86	11.43	18,325,020
2006	10.09	10.86	8,631,464
2005	10.00	10.09	2,134,260

Fidelity VIP Technology Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	16.30	14.64	2,836,042
2010	12.80	16.30	3,089,876
2009	6.55	12.80	4,036,088
2008	13.36	6.55	1,783,810
2007	11.63	13.36	2,356,877
2006	10.78	11.63	1,303,834
2005	10.00	10.78	508,174

Fidelity VIP Telecommunications Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	8.98	8.78	382,670
2010	7.66	8.98	339,691
2009	5.20	7.66	419,363
2008	9.91	5.20	186,431
2007*	10.00	9.91	174,137

* Period from 05/01/2007 to 12/31/2007

FPRA

Fidelity VIP Utilities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	12.93	14.59	1,700,910
2010	11.67	12.93	1,016,925
2009	10.16	11.67	1,188,966
2008	15.82	10.16	1,669,662
2007	13.16	15.82	2,019,921
2006	10.03	13.16	1,212,753
2005	10.00	10.03	104,437

Fidelity VIP Value Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	10.63	10.33	1,877,102
2010	9.05	10.63	2,361,622
2009	6.37	9.05	3,024,805
2008	11.95	6.37	2,419,565
2007	11.74	11.95	2,884,699
2006	10.28	11.74	1,678,696
2005	10.00	10.28	664,719

Fidelity VIP Value Leaders Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	9.62	8.82	856,342
2010	8.76	9.62	1,178,221
2009	6.88	8.76	1,942,228
2008	12.46	6.88	3,147,361
2007	11.95	12.46	2,912,119
2006	10.42	11.95	2,196,605
2005	10.00	10.42	393,652

Fidelity VIP Value Strategies Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	12.09	10.98	2,338,143
2010	9.58	12.09	2,492,874
2009	6.10	9.58	3,615,493
2008	12.53	6.10	3,164,073
2007	11.90	12.53	4,461,986
2006	10.27	11.90	2,492,402
2005	10.00	10.27	563,497

FPRA

Invesco V.I. Global Core Equity Subaccount*

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	9.04	8.03	687,120
2010	8.17	9.04	627,923
2009	7.06	8.17	800,430
2008	11.82	7.06	931,410
2007	11.11	11.82	1,175,239
2006**	10.00	11.11	701,638

* Prior to April 30, 2012, the Subaccount was known as Invesco Van Kampen V.I. Global Value Equity. On May 28, 2010, the Subaccount acquired the assets and liabilities of the Morgan Stanley Global Value Equity Subaccount.

** Period from 05/01/2006 to 12/31/2006

Lazard Retirement Emerging Markets Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	15.74	12.90	5,348,329
2010	12.82	15.74	5,702,056
2009	7.55	12.82	5,394,454
2008	14.72	7.55	3,878,690
2007	11.05	14.72	4,179,420
2006*	10.00	11.05	1,369,525

* Period from 5/1/2006 to 12/31/2006

Morgan Stanley Emerging Markets Debt Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	13.90	14.84	4,044,461
2010	12.70	13.90	3,442,774
2009	9.78	12.70	2,502,095
2008	11.53	9.78	1,539,245
2007	10.85	11.53	1,543,526
2006*	10.00	10.85	528,749

* Period from 05/01/2006 to 12/31/2006

Morgan Stanley Emerging Markets Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	13.65	11.13	2,812,884
2010	11.49	13.65	3,695,903
2009	6.78	11.49	4,964,215
2008	15.68	6.78	4,830,811
2007	11.19	15.68	7,732,205
2006*	10.00	11.19	2,406,387

* Period from 05/01/2006 to 12/31/2006

FPRA

Morgan Stanley Global Tactical Asset Allocation Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	9.64	9.27	1,130,061
2010	9.15	9.64	1,542,657
2009	6.92	9.15	2,611,156
2008	12.53	6.92	2,810,210
2007	10.96	12.53	3,479,667
2006*	10.00	10.96	1,933,590

* Period from 05/01/2006 to 12/31/2006

PIMCO VIT Low Duration Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	10.67	10.76	17,433,769
2010	10.15	10.67	12,675,058
2009*	10.00	10.15	7,074,005

* Period from 09/30/2009 to 12/31/2009

PIMCO VIT Real Return Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	11.10	12.37	12,793,349
2010	10.29	11.10	5,994,647
2009*	10.00	10.29	3,370,528

* Period from 09/30/2009 to 12/31/2009

PIMCO VIT Total Return Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	10.93	11.29	20,457,985
2010	10.13	10.93	13,552,966
2009*	10.00	10.13	6,465,357

* Period from 09/30/2009 to 12/31/2009

Accumulation Unit Values for Subaccounts that were not available in 2011 are not reported in the above table.

Accumulation Unit Values shown above are rounded to two decimal places. Percentage changes in Accumulation Unit Values were calculated using exact Accumulation Unit Values (six decimal places). The percentage changes shown in the financial statements are therefore more precise than the figures that would be obtained using the rounded Accumulation Unit Values shown for the beginning and end of each period.

The financial statements of the Variable Account appear in the Statement of Additional Information.

FPRA

Appendix B: Table of Accumulation Unit Values

Accumulation Unit Values

Fidelity Investments Variable Annuity Account I

Condensed Financial Information

Accumulation unit values below reflect Total Separate Account Annual Fees of 0.35% prior to 9/7/10 and 0.25% thereafter

Fidelity VIP Asset Manager Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	15.79	15.32	924,419
2010	13.87	15.79	1,081,728
2009	10.79	13.87	589,716

Fidelity VIP Asset Manager: Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	16.88	15.79	269,460
2010	14.57	16.88	295,453
2009	11.02	14.57	210,288

Fidelity VIP Balanced Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	18.58	17.85	1,986,528
2010	15.80	18.58	1,849,881
2009	11.45	15.80	834,704

Fidelity VIP Consumer Discretionary Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	22.16	21.71	60,865
2010	16.95	22.16	161,401
2009	12.31	16.95	18,607

FIdelity VIP Consumer Staples Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	15.07	16.25	338,385
2010	13.14	15.07	141,295
2009	10.93	13.14	53,906

FPRA

Fidelity VIP Contrafund Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	18.15	17.63	3,576,199
2010	15.55	18.15	3,901,556
2009	11.50	15.55	2,168,114

Fidelity VIP Disciplined Small Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	18.41	18.12	453,166
2010	14.72	18.41	441,387
2009	12.10	14.72	204,334

Fidelity VIP Dynamic Capital Appreciation Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	18.74	18.20	159,257
2010	15.90	18.74	161,530
2009	11.73	15.90	83,963

Fidelity VIP Emerging Markets Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	24.41	19.22	326,722
2010	20.79	24.41	373,007
2009	11.88	20.79	417,478

Fidelity VIP Energy Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	19.69	18.64	546,257
2010	16.56	19.69	514,662
2009	11.24	16.56	321,464

Fidelity VIP Equity-Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	17.44	17.56	765,009
2010	15.21	17.44	771,126
2009	11.73	15.21	429,706

Fidelity VIP Financial Services Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	18.12	14.37	94,839
2010	16.95	18.12	107,148
2009	13.36	16.95	41,147

FPRA

Fidelity VIP FundsManager 20% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	12.37	12.63	7,208,941
2010	11.55	12.37	6,971,892
2009	10.51	11.55	3,460,561

Fidelity VIP FundsManager 50% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	14.45	14.36	7,892,202
2010	12.96	14.45	7,865,472
2009	10.93	12.96	4,373,362

Fidelity VIP FundsManager 60% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	15.31	14.97	4,098,681
2010	13.52	15.31	4,120,307
2009	11.08	13.52	2,129,825

Fidelity VIP FundsManager 70% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	15.80	15.31	5,044,629
2010	13.87	15.80	5,222,998
2009	11.18	13.87	3,149,297

Fidelity VIP FundsManager 85% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	16.95	16.01	1,281,344
2010	14.63	16.95	1,282,298
2009	11.42	14.63	764,014

Fidelity VIP Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	17.81	17.79	499,221
2010	14.40	17.81	497,464
2009	11.28	14.40	246,253

Fidelity VIP Growth & Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	16.38	16.58	232,898
2010	14.32	16.38	254,352
2009	11.30	14.32	110,927

FPRA

Fidelity VIP Growth Opportunities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	20.37	20.77	263,058
2010	16.52	20.37	159,203
2009	11.39	16.52	99,828

Fidelity VIP Growth Stock Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	19.56	19.65	141,830
2010	16.36	19.56	111,938
2009	11.35	16.36	55,219

Fidelity VIP Growth Strategies Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	20.34	18.45	53,171
2010	16.34	20.34	60,991
2009	11.73	16.34	15,396

Fidelity VIP Health Care Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	17.66	19.07	391,926
2010	15.11	17.66	186,887
2009	11.44	15.11	114,214

Fidelity VIP High Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	16.78	17.38	1,933,580
2010	14.76	16.78	2,113,722
2009	10.30	14.76	1,547,646

Fidelity VIP Index 500 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	16.39	16.68	2,069,488
2010	14.30	16.39	2,101,958
2009	11.33	14.30	1,246,656

Fidelity VIP Industrials Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	21.62	20.55	192,356
2010	16.56	21.62	236,230
2009	11.87	16.56	71,790

FPRA

Fidelity VIP International Capital Appreciation R Shares Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	22.85	19.92	113,519
2010	19.82	22.85	130,574
2009	12.78	19.82	100,368

Fidelity VIP Investment Grade Bond Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	12.90	13.80	5,904,416
2010	12.01	12.90	6,481,067
2009	10.41	12.01	6,816,054

Fidelity VIP Investor Freedom 2005 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	14.83	14.80	99,294
2010	13.36	14.83	95,615
2009	10.92	13.36	99,232

Fidelity VIP Investor Freedom 2010 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	15.29	15.19	383,022
2010	13.58	15.29	433,478
2009	10.99	13.58	310,244

Fidelity VIP Investor Freedom 2015 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	15.51	15.42	573,382
2010	13.77	15.51	524,850
2009	11.03	13.77	332,697

Fidelity VIP Investor Freedom 2020 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	16.42	16.19	867,010
2010	14.39	16.42	839,300
2009	11.21	14.39	445,777

Fidelity VIP Investor Freedom 2025 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	16.86	16.44	601,202
2010	14.61	16.86	574,686
2009	11.28	14.61	293,237

FPRA

Fidelity VIP Investor Freedom 2030 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	17.32	16.79	515,834
2010	14.96	17.32	483,120
2009	11.41	14.96	214,534

Fidelity VIP Investor Freedom Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	12.86	13.03	325,591
2010	12.00	12.86	374,473
2009	10.49	12.00	428,331

Fidelity VIP Materials Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	27.81	25.44	256,389
2010	21.72	27.81	243,456
2009	12.25	21.72	137,085

Fidelity VIP Mid Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	20.85	18.58	1,759,453
2010	16.25	20.85	1,968,201
2009	11.65	16.25	931,562

Fidelity VIP Money Market Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	10.04	10.03	8,244,096
2010	10.05	10.04	8,440,285
2009	10.02	10.05	12,143,123

Fidelity VIP Overseas R Shares Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	16.52	13.63	894,839
2010	14.65	16.52	953,424
2009	11.63	14.65	435,058

Fidelity VIP Real Estate Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	26.59	28.65	401,220
2010	20.48	26.59	325,798
2009	14.94	20.48	163,182

FPRA

Fidelity VIP Strategic Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	15.00	15.64	9,824,792
2010	13.73	15.00	9,857,295
2009	10.59	13.73	7,439,054

Fidelity VIP Technology Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	29.07	26.12	331,636
2010	22.85	29.07	444,182
2009	11.70	22.85	330,918

FIdelity VIP Telecommunications Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	21.78	21.28	26,750
2010	18.60	21.78	42,420
2009	12.62	18.60	10,941

Fidelity VIP Utilities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	13.17	14.86	427,047
2010	11.90	13.17	151,973
2009	10.36	11.90	76,228

Fidelity VIP Value Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	20.58	19.99	187,824
2010	17.53	20.58	187,102
2009	12.36	17.53	124,366

Fidelity VIP Value Leaders Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	16.59	15.20	91,720
2010	15.12	16.59	102,375
2009	11.88	15.12	32,464

Fidelity VIP Value Strategies Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	25.29	22.97	131,485
2010	20.05	25.29	175,445
2009	12.77	20.05	103,994

FPRA

Invesco V.I. Global Core Equity Subaccount*

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	14.50	12.89	65,703
2010	13.11	14.50	64,332
2009	11.34	13.11	40,175

* Prior to April 30, 2012, the Subaccount was known as Invesco Van Kampen V.I. Global Value Equity. On May 28, 2010, the Subaccount acquired the assets and liabilities of the Morgan Stanley Global Value Equity Subaccount.

Lazard Retirement Emerging Markets Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	24.80	20.34	797,844
2010	20.22	24.80	1,059,019
2009	11.92	20.22	372,126

Morgan Stanley Emerging Markets Debt Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	15.77	16.84	1,484,986
2010	14.42	15.77	1,404,228
2009	11.11	14.42	687,535

Morgan Stanley Emerging Markets Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	23.62	19.27	252,332
2010	19.91	23.62	315,880
2009	11.76	19.91	275,821

Morgan Stanley Global Tactical Asset Allocation Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	16.42	15.78	171,283
2010	15.59	16.42	208,972
2009	11.80	15.59	139,334

PIMCO VIT Low Duration Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	10.66	10.75	9,243,230
2010	10.15	10.66	10,015,240
2009*	10.00	10.15	4,430,174

* Period from 09/30/2009 to 12/31/2009

FPRA

PIMCO VIT Real Return Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	11.09	12.36	6,565,338
2010	10.29	11.09	5,743,275
2009*	10.00	10.29	2,201,234

* Period from 09/30/2009 to 12/31/2009

PIMCO VIT Total Return Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	10.92	11.28	13,897,608
2010	10.13	10.92	15,137,867
2009*	10.00	10.13	6,454,957

* Period from 09/30/2009 to 12/31/2009

Accumulation Unit Values for Subaccounts that were not available in 2011 are not reported in the above table.

Accumulation Unit Values shown above are rounded to two decimal places. Percentage changes in Accumulation Unit Values were calculated using exact Accumulation Unit Values (six decimal places). The percentage changes shown in the financial statements are therefore more precise than the figures that would be obtained using the rounded Accumulation Unit Values shown for the beginning and end of each period.

The financial statements of the Variable Account appear in the Statement of Additional Information.

FPRA

Appendix C: Table of Accumulation Unit Values

Accumulation Unit Values

Fidelity Investments Variable Annuity Account I

Condensed Financial Information

Accumulation unit values below reflect Total Separate Account Annual Fees of 0.10% for contracts issued at 0.10% on or after 9/7/10 or converted to 0.10% on or after 12/13/10

Fidelity VIP Asset Manager Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	11.10	10.78	1,644,434
2010*	10.00	11.10	1,270,113

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Asset Manager: Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	11.50	10.77	547,476
2010*	10.00	11.50	276,795

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Balanced Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	11.57	11.13	3,461,055
2010*	10.00	11.57	2,510,399

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Consumer Discretionary Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	12.10	11.88	425,609
2010*	10.00	12.10	502,995

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Consumer Staples Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	11.20	12.09	968,502
2010*	10.00	11.20	195,483

* Period from 09/7/2010 to 12/31/2010

FPRA

Fidelity VIP Contrafund Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	11.81	11.49	8,880,828
2010*	10.00	11.81	7,182,077

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Disciplined Small Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	12.39	12.21	1,194,782
2010*	10.00	12.39	991,219

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Dynamic Capital Appreciation Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	11.71	11.39	430,913
2010*	10.00	11.71	395,766

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Emerging Markets Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	11.63	9.18	552,207
2010*	10.00	11.63	708,862

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Energy Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	13.14	12.46	1,834,995
2010*	10.00	13.14	1,409,126

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Equity-Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	11.70	11.79	2,611,047
2010*	10.00	11.70	2,079,377

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Financial Services Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	11.47	9.11	354,380
2010*	10.00	11.47	420,998

* Period from 09/7/2010 to 12/31/2010

FPRA

Fidelity VIP FundsManager 20% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	10.37	10.60	6,581,274
2010*	10.00	10.37	2,679,215

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP FundsManager 50% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	10.90	10.84	6,534,348
2010*	10.00	10.90	3,917,725

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP FundsManager 60% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	11.11	10.87	4,799,482
2010*	10.00	11.11	2,759,073

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP FundsManager 70% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	11.28	10.94	5,431,233
2010*	10.00	11.28	3,334,068

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP FundsManager 85% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	11.54	10.92	3,671,065
2010*	10.00	11.54	1,822,278

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	12.23	12.23	1,576,060
2010*	10.00	12.23	1,158,302

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Growth & Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	11.85	12.02	603,514
2010*	10.00	11.85	396,655

* Period from 09/7/2010 to 12/31/2010

FPRA

Fidelity VIP Growth Opportunities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	12.20	12.45	1,073,476
2010*	10.00	12.20	477,182

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Growth Stock Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	11.97	12.04	412,967
2010*	10.00	11.97	308,121

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Growth Strategies Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	12.14	11.03	126,015
2010*	10.00	12.14	140,153

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Health Care Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	11.96	12.94	1,225,650
2010*	10.00	11.96	364,962

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP High Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	10.56	10.95	7,276,636
2010*	10.00	10.56	5,675,989

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Index 500 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	11.59	11.81	6,213,123
2010*	10.00	11.59	5,590,666

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Industrials Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	12.20	11.61	789,323
2010*	10.00	12.20	843,586

* Period from 09/7/2010 to 12/31/2010

FPRA

Fidelity VIP International Capital Appreciation R Shares Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	11.88	10.37	490,430
2010*	10.00	11.88	321,636

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Investment Grade Bond Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	9.97	10.69	10,146,201
2010*	10.00	9.97	7,855,777

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Investor Freedom 2005 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	10.79	10.78	14,203
2010*	10.00	10.79	18,452

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Investor Freedom 2010 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	10.91	10.87	425,880
2010*	10.00	10.91	255,873

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Investor Freedom 2015 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	10.94	10.90	227,930
2010*	10.00	10.94	467,279

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Investor Freedom 2020 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	11.14	11.01	794,445
2010*	10.00	11.14	600,022

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Investor Freedom 2025 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	11.30	11.03	292,770
2010*	10.00	11.30	111,507

* Period from 09/7/2010 to 12/31/2010

FPRA

Fidelity VIP Investor Freedom 2030 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	11.41	11.08	111,731
2010*	10.00	11.41	78,278

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Investor Freedom Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	10.38	10.53	320,517
2010*	10.00	10.38	466,413

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Materials Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	12.65	11.59	1,139,529
2010*	10.00	12.65	1,133,684

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Mid Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	11.62	10.36	5,778,480
2010*	10.00	11.62	5,237,933

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Money Market Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	10.01	10.01	19,159,498
2010*	10.00	10.01	14,570,311

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Overseas R Shares Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	11.85	9.79	2,146,816
2010*	10.00	11.85	1,766,211

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Real Estate Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	10.86	11.72	1,878,065
2010*	10.00	10.86	1,202,381

* Period from 09/7/2010 to 12/31/2010

FPRA

Fidelity VIP Strategic Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	10.25	10.71	17,772,701
2010*	10.00	10.25	10,866,980

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Technology Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	12.44	11.19	1,840,583
2010*	10.00	12.44	1,711,981

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Telecommunications Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	11.43	11.19	144,409
2010*	10.00	11.43	90,445

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Utilities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	10.49	11.85	983,632
2010*	10.00	10.49	252,514

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Value Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	11.67	11.36	441,247
2010*	10.00	11.67	496,905

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Value Leaders Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	11.41	10.48	288,546
2010*	10.00	11.41	222,957

* Period from 09/7/2010 to 12/31/2010

Fidelity VIP Value Strategies Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	12.13	11.04	1,125,510
2010*	10.00	12.13	1,013,077

* Period from 09/7/2010 to 12/31/2010

FPRA

Invesco V.I. Global Core Equity Subaccount*

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	11.30	10.06	201,376
2010**	10.00	11.30	124,054

* Prior to April 30, 2012, the Subaccount was known as Invesco Van Kampen V.I. Global Value Equity. On May 28, 2010, the Subaccount acquired the assets and liabilities of the Morgan Stanley Global Value Equity Subaccount.

** Period from 09/7/2010 to 12/31/2010

Lazard Retirement Emerging Markets Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	11.45	9.40	2,671,804
2010*	10.00	11.45	2,512,779

* Period from 09/7/2010 to 12/31/2010

Morgan Stanley Emerging Markets Debt Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	9.89	10.57	4,182,877
2010*	10.00	9.89	2,764,837

* Period from 09/7/2010 to 12/31/2010

Morgan Stanley Emerging Markets Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	11.41	9.33	1,007,853
2010*	10.00	11.41	1,339,159

* Period from 09/7/2010 to 12/31/2010

Morgan Stanley Global Tactical Asset Allocation Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	11.29	10.86	402,096
2010*	10.00	11.29	517,079

* Period from 09/7/2010 to 12/31/2010

PIMCO VIT Low Duration Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	10.08	10.18	14,804,326
2010*	10.00	10.08	10,673,712

* Period from 09/7/2010 to 12/31/2010

FPRA

PIMCO VIT Real Return Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	10.01	11.17	10,248,440
2010*	10.00	10.01	4,921,538

* Period from 09/7/2010 to 12/31/2010

PIMCO VIT Total Return Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2011	9.99	10.34	16,101,599
2010*	10.00	9.99	9,517,443

* Period from 09/7/2010 to 12/31/2010

Accumulation Unit Values for Subaccounts that were not available in 2011 are not reported in the above table.

Accumulation Unit Values shown above are rounded to two decimal places. Percentage changes in Accumulation Unit Values were calculated using exact Accumulation Unit Values (six decimal places). The percentage changes shown in the financial statements are therefore more precise than the figures that would be obtained using the rounded Accumulation Unit Values shown for the beginning and end of each period.

The financial statements of the Variable Account appear in the Statement of Additional Information.

FPRA

Table of Contents of the Statement of Additional Information

Accumulation Units	2
Unavailability of Annuity Income Options in Certain Circumstances	2
IRS Required Distributions	2
Safekeeping of Variable Account Assets	2
Distribution of the Contracts	2
State Regulation	3
Legal Matters	3
Registration Statement	3
Experts	3
Financial Statements	3
Variable Account (enclosed)
Fidelity Investments Life Insurance Company (enclosed)

Investment Company Act of 1940 File No. 811-05315

FPRA-pro-0412
1.819090.111

FPRA

THIS PAGE INTENTIONALLY LEFT BLANK

EVA7

PART B

INFORMATION REQUIRED IN A STATEMENT

OF ADDITIONAL INFORMATION

FIDELITY PERSONAL RETIREMENT ANNUITY®
STATEMENT OF ADDITIONAL INFORMATION
April 30, 2012

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts ("Contracts") offered by Fidelity Investments Life Insurance Company through its Variable Annuity Account I (the "Variable Account"). You may obtain a copy of the Prospectus dated April 30, 2012 without charge by calling 1-800-544-2442, or by accessing the SEC Internet website at (http://www.sec.gov).

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THE CONTRACT.

TABLE OF CONTENTS	PAGE
Accumulation Units	(Click Here)
Unavailability of Annuity Income Options in Certain Circumstances	(Click Here)
IRS Required Distributions	(Click Here)
Safekeeping of Variable Account Assets	(Click Here)
Distribution of the Contracts	(Click Here)
State Regulation	(Click Here)
Legal Matters	(Click Here)
Registration Statement	(Click Here)
Experts	(Click Here)
Financial Statements	(Click Here)
Variable Account (enclosed) Fidelity Investments Life Insurance Company (enclosed)

FPRA-ptb-0412
1.819091.111

ACCUMULATION UNITS

We credit your payments allocated to the variable Subaccounts in the form of Accumulation Units. The number of Accumulation Units credited to each Subaccount is determined by dividing the net payment allocated to that Subaccount by the Accumulation Unit Value for that Subaccount for the Valuation Period during which the payment is received. In the case of the initial payment, we credit Accumulation Units as explained in the prospectus. Accumulation Units are adjusted for any exchanges or transfers into or out of a Subaccount.

For each variable Subaccount the Accumulation Unit Value for the first Valuation Period of the Subaccount was set at $10. The Accumulation Unit Value for each subsequent Valuation Period is the Net Investment Factor for that period, multiplied by the Accumulation Unit Value for the immediately preceding Valuation Period. The Accumulation Unit Value may increase or decrease from one Valuation Period to the next.

Each variable Subaccount has a Net Investment Factor (also referred to as the "Total Return"). The Net Investment Factor is an index that measures the investment performance of a Subaccount from one Valuation Period to the next. The Net Investment Factor for each Subaccount for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where:

(a) Is the value of the assets at the end of the preceding Valuation Period;

(b) Is the investment income and capital gains, realized or unrealized, credited during the current valuation period;

(c) Is the sum of:

(1) The capital losses, realized or unrealized, charged during the current valuation period plus any amount charged or set aside for taxes during the current Valuation Period; plus

(2) The deduction from the Subaccount during the current Valuation Period representing a daily charge equivalent to an effective annual rate of the Total Separate Account Fees as shown on page 3 of the Fee Table in the Prospectus.

The Net Investment Factor may be greater than or less than one. If it is greater than one, the Accumulation Unit Value will increase; if less than one, the Accumulation Unit Value will decrease.

UNAVAILABILITY OF ANNUITY INCOME OPTIONS IN CERTAIN CIRCUMSTANCES

We do not offer annuity income options to any corporate beneficiary, partnership or trustee; any assignee; or the executors or administrators of the Annuitant's estate.

IRS REQUIRED DISTRIBUTIONS

If the Owner of the Contract dies (or either Joint Owner if the Contract is owned jointly) before the entire interest in the Contract is distributed, the value of the Contract must be distributed to the person entitled to the proceeds as described in this section so that the Contract qualifies as an annuity under the Internal Revenue Code.

If the death occurs on or after the Annuity Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If the death occurs before the Annuity Date, the entire interest in the Contract must be distributed within five years after the date of death, unless the following conditions are met: (1) The Beneficiaries' or second Owner's entire interest is payable over the Beneficiaries or second Owner's lifetime (or a period not extending beyond the life expectancy of the Beneficiaries or second Owner) by electing annuitization within 60 days of the date of death with distributions beginning within one year of the date of death, or (2) the surviving Owner or Beneficiary is the surviving spouse of the deceased Owner, in which case the spouse may elect to continue the Contract, or their portion of the Contract, as the Owner. Federal tax law does not extend the spousal continuation right described in (2) to civil union partners or same sex spouses. The Owner's designated beneficiary is the person to whom proceeds of the Contract pass by reason of the death of the Owner.

If the Contract Owner is a trust or other "non-natural person," and the Annuitant dies before the Annuity Date, the required distribution upon death rules will apply.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by Fidelity Investments Life. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Subaccounts. We maintain fidelity bond coverage for the acts of our officers and employees.

DISTRIBUTION OF THE CONTRACTS

As explained in the Prospectus, the Contract is distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc., which are affiliated with FMR LLC and Fidelity Investments Life. The offering of the contract is continuous, and we do not anticipate discontinuing offering the Contract. However, we reserve the right to discontinue offering the Contract.

STATE REGULATION

Fidelity Investments Life is subject to regulation by the Department of Insurance of the State of Utah, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contracts described in the Prospectus and Statement of Additional Information have been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by Edward M. Shea, General Counsel of Fidelity Investments Life Insurance Company.

REGISTRATION STATEMENT

We have filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the Contract. The Prospectus and Statement of Additional Information do not include all the information in the Registration Statement. We have omitted certain portions pursuant to SEC rules. You may obtain the omitted information from the SEC's main office in Washington, D.C. by paying the SEC's prescribed fees.

EXPERTS

The consolidated financial statements of the Company as of December 31, 2011 and 2010 and for each of the three years in the period ended December 31, 2011, and the financial statements of Fidelity Investments Variable Annuity Account I of the Company as of December 31, 2011 and for each of the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address for PricewaterhouseCoopers LLP is 125 High Street, Boston, MA 02110.

FINANCIAL STATEMENTS

The consolidated financial statements of Fidelity Investments Life Insurance Company included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts. Please note that Fidelity Investments Life Insurance Company is relying on the exemption provided by SEC Rule 12h-7 in its preparation of the financial statements of Fidelity Investments Life Insurance Company provided herein.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED FINANCIAL STATEMENTS

for the years ended December 31, 2011, 2010 and 2009

Report of Independent Registered Public Accounting firm

To the Board of Directors and Stockholder of

Fidelity Investments Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income and comprehensive income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of Fidelity Investments Life Insurance Company (the "Company", a wholly-owned subsidiary of FMR LLC) and its subsidiary at December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2011 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

April 19, 2012

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED BALANCE SHEETS
(in thousands, except share data)

December 31, 2011 and 2010

ASSETS	2011	2010
Investments:
Debt securities, available-for-sale, at fair value
(amortized cost of $733,420 in 2011 and $585,356 in 2010)	$746,492	$599,212
Equity securities, at fair value (cost of $50 in 2011 and 2010)	52	54
Policy loans	706	517

Total investments	747,250	599,783

Cash and cash equivalents	265,902	241,386
Accrued investment income	4,993	4,936
Deferred policy acquisition costs	58,544	58,371
Reinsurance deposit and receivables	1,515,953	1,617,407
Property and equipment, net	-	3,116
Other assets	10,317	9,026
Net deferred tax asset	64,653	62,358
Income taxes receivable	6,054	4,163
Separate account assets	17,475,846	17,422,820

Total assets	$20,149,512	$20,023,366

LIABILITIES
Future contract and policy benefits	1,014,779	1,016,915
Contract holder deposit funds	667,917	737,089
Investment trades payable	75,947	11
Other liabilities and accrued expenses	32,601	30,591
Payable to parent and affiliates	10,147	8,290
Separate account liabilities	17,475,846	17,422,820

Total liabilities	19,277,237	19,215,716

Commitments and contingencies (Note 11)

STOCKHOLDER'S EQUITY

Common stock, par value $10 per share - 1,000,000 shares authorized;
300,000 shares issued and outstanding	3,000	3,000
Additional paid-in capital	69,582	69,582
Accumulated other comprehensive income	8,205	8,706
Retained earnings	791,488	726,362

Total stockholder's equity	872,275	807,650

Total liabilities and stockholder's equity	$20,149,512	$20,023,366
The accompanying notes are an integral part of the consolidated financial statements.
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED STATEMENTS OF INCOME
AND COMPREHENSIVE INCOME
(in thousands)

for the years ended December 31, 2011, 2010, and 2009

	2011	2010	2009

Revenues:
Fees charged to contract holders	$122,591	$114,721	$98,477
Net investment income	16,824	17,624	17,950
Interest on reinsurance deposit	40,665	43,909	47,764
Fund administration fees	7,576	5,461	2,028
Net realized investment gains (losses):
Other than temporary losses on debt securities	(71)	-	(224)
Total other than temporary losses	(71)	-	(224)
Net realized investment gains on sales	12,191	11,110	10,185
Total net realized investment gains	12,120	11,110	9,961
Premiums, net	9,924	9,760	4,996
Other income	-	26	8

Total revenues	209,700	202,611	181,184

Benefits and expenses:
Underwriting, acquisition and insurance expenses (1)	60,724	69,307	79,055
Contract and policy benefits and expenses	58,742	63,863	62,371
Other expenses	-	-	8,599

Total benefits and expenses	119,466	133,170	150,025

Income before income taxes	90,234	69,441	31,159

Income tax expense	25,108	17,740	7,154

Net income	65,126	51,701	24,005

Other comprehensive (loss) income, before tax:
Unrealized gains on securities:
Net unrealized holding gains during the period	11,439	14,005	14,162
Reclassification adjustment for net realized gains included in
net income	(12,120)	(11,110)	(9,961)
Foreign currency translation adjustment:
Net cumulative foreign currency translation adjustment	-	-	(197)
Provision for income taxes related to items of other comprehensive income	180	(1,080)	(1,356)

Other comprehensive (loss) income, net of tax	(501)	1,815	2,648

Comprehensive income	$64,625	$53,516	$26,653

(1) Includes affiliated company transactions (Note 8)
The accompanying notes are an integral part of the consolidated financial statements.
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
(in thousands)

for the years ended December 31, 2011, 2010, and 2009

			Accumulated
		Additional	Other		Total
	Common	Paid-In	Comprehensive	Retained	Stockholder's
	Stock	Capital	Income	Earnings	Equity

Balance at December 31, 2008	$3,000	$69,582	$4,243	$650,656	$727,481

Comprehensive income:
Net income	-	-	-	24,005	24,005
Other comprehensive income	-	-	2,648	-	2,648

Balance at December 31, 2009	$3,000	$69,582	$6,891	$674,661	$754,134

Comprehensive income:
Net income	-	-	-	51,701	51,701
Other comprehensive income	-	-	1,815	-	1,815

Balance at December 31, 2010	$3,000	$69,582	$8,706	$726,362	$807,650

Comprehensive income:
Net income	-	-	-	65,126	65,126
Other comprehensive income	-	-	(501)	-	(501)

Balance at December 31, 2011	$3,000	$69,582	$8,205	$791,488	$872,275
The accompanying notes are an integral part of the consolidated financial statements.
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)
CONSOLIDATED STATEMENTS OF CASH FLOWS
(in thousands)

for the years ended December 31, 2011, 2010, and 2009

	2011	2010	2009
Cash flows from operating activities:
Net income	$65,126	$51,701	$24,005
Adjustments to reconcile net income to net cash provided
by operating activities:
Amortization and depreciation	5,192	7,012	8,753
Net realized investment gains	(12,120)	(11,110)	(9,961)
Charitable donation expense	-	-	8,599
Benefit for deferred taxes	(1,905)	(7,918)	(14,120)
Changes in assets and liabilities:
Accrued investment income	(57)	53	716
Change in deferred policy acquisition costs, net of amortization	(70)	(2,089)	(3,814)
Future contract and policy benefits, net	99,597	96,692	99,508
Reinsurance deposit and receivables	101,455	103,414	110,178
Payable to (receivable from) parent and affiliates, net	1,857	15,410	(16,804)
Income taxes	(1,891)	(14,461)	19,924
Other assets and other liabilities, net	673	15,849	(467)

Net cash provided by operating activities	257,857	254,553	226,517

Cash flows from investing activities:
Purchase of debt securities	(953,585)	(818,527)	(910,674)
Purchase of equity securities	-	(50)	-
Proceeds from sales of debt securities	676,485	738,999	837,963
Proceeds from maturities of calls of debt securities	138,916	30,064	41,953
Investment trades payable (receivable)	75,936	(43)	21
Change in policy loans	(189)	47	(313)
Capital expenditures	-	(4)	2

Net cash used for investing activities	(62,437)	(49,514)	(31,048)

Cash flows from financing activities:
Deposits credited to fixed annuity contracts	1,771,700	1,684,288	1,344,524
Net transfers (from) to separate accounts	(431,356)	(366,059)	27,271
Withdrawals from variable annuity contracts	(1,378,654)	(1,362,379)	(1,430,114)
Withdrawals from fixed annuity contracts	(132,594)	(141,220)	(149,485)

Net cash used for financing activities	(170,904)	(185,370)	(207,804)

Net increase (decrease) in cash and cash equivalents	24,516	19,669	(12,335)

Cash and cash equivalents:
Beginning of year	241,386	221,717	234,052
End of year	$265,902	$241,386	$221,717

Supplemental disclosure of cash flow Information for non-cash transactions
Charitable donation of debt securities	$-	$-	$8,599
The accompanying notes are an integral part of the consolidated financial statements.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND NATURE OF OPERATIONS:

The consolidated financial statements include the accounts of Fidelity Investments Life Insurance Company ("FILI"), a Utah domiciled insurance company, and Empire Fidelity Investments Life Insurance Company ("EFILI"), FILI's wholly-owned insurance company subsidiary operating exclusively in the State of New York (collectively, the "Company"). FILI is a wholly-owned subsidiary of FMR LLC.

The Company issues variable deferred and immediate annuity contracts and variable life policies and is licensed in all states in the United States of America and the District of Columbia. Amounts invested in the fixed option of the contracts are allocated to the general account of the Company. Amounts invested in the variable option of the contracts are allocated to the Variable Annuity Accounts, which are separate accounts of the Company. Amounts invested in the variable life policies are allocated to the Variable Life Accounts, which are also separate accounts of the Company. The assets of the Variable Annuity Accounts are invested in certain portfolios of the Fidelity Variable Insurance Products funds, the Fidelity Variable Insurance Product funds (Investor Class), the Universal Institutional funds, the Wells Fargo Advantage Variable Trust funds, the Lazard Retirement Series, Inc., Invesco Advisers Inc., and the PIMCO Variable Insurance Trust. Previously, the Company offered certain portfolios in the Strategic Advisers, Inc. funds and the Credit Suisse Trust funds. Effective December 4, 2009, the Strategic Advisers, Inc. funds were liquidated and closed. Effective October 21, 2011, the Credit Suisse Trust funds were liquidated and closed. Separate account assets are reported at the net asset value of such portfolios. The assets of the Variable Life Accounts are invested in certain portfolios of the Fidelity Variable Insurance Product funds, the Universal Institutional funds, Invesco Advisers Inc., and the Lazard Retirement Series, Inc.

The Company offers a term life insurance product with level premium paying periods of ten, fifteen and twenty years.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Basis of Presentation

The accompanying consolidated financial statements of the Company have been prepared on the basis of accounting principles generally accepted in the United States of America ("GAAP").

The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investments

Investments in debt securities are classified as available-for-sale and are reported at fair value. Fair values for debt and equity securities are obtained from independent pricing sources. For debt securities that experience declines in fair value that are determined to be other than temporary, the impairment is separated into two components if there are credit related losses associated with the impaired debt security for which the Company asserts that it does not have the intent to sell the security or it is more likely than not that it will not be required to sell the security before recovery of its cost basis. The amount of other than temporary impairments ("OTTI") related to a credit loss is recognized in earnings, and the amount of the OTTI related to other factors is recorded as a component of other comprehensive income. In instances where no credit loss exists but it is more likely than not that the Company will have to sell the debt security prior to the anticipated recovery, the decline in fair value below amortized cost is recognized as an OTTI in earnings.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Factors considered in evaluating whether a decline in fair value is other than temporary are whether the decline is substantial, the duration in which the fair value has been less than cost, and the Company's ability and intent to retain the investment for a period of time sufficient to allow for the anticipated recovery in value, and the financial condition and near-term prospects of the issuer. Unrealized gains or losses on securities are reported as a component of other comprehensive income, net of income taxes. The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method. Such amortization is included in investment income. Prepayment assumptions for loan-backed and structured securities are obtained from broker-dealer survey values. Amortization of loan-backed bonds and structured securities includes anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.

Investment income is recognized on the accrual basis. Debt securities that are delinquent are placed on a non-accrual status, and thereafter interest income is recognized only when cash payments are received. Realized gains or losses on investments sold are determined by the specific identification method.

Cash and Cash Equivalents

The Company considers highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash and cash equivalents are comprised of amounts in demand deposit accounts and money market mutual funds, and are reported at cost which approximates fair value. The Company reclassifies cash overdrafts to Other liabilities and accrued expenses. Cash overdrafts were $14,695,000 and $15,768,000 at December 31, 2011 and 2010, respectively. Money market mutual funds used to hold cash prior to reinvestment and to meet operating cash requirements were $264,078,000 and $237,191,000 at December 31, 2011 and 2010, respectively.

Separate Accounts

Separate account assets represent funds held for the exclusive benefit of variable annuity and variable life insurance contract holders and are reported at fair value based on the net asset value ("NAV") of such underlying mutual fund portfolios. Since the contract holders receive the full benefit and bear the full risk of the separate account investments, which are comprised of mutual funds, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account.

Revenue Recognition

Fees charged to contract holders include mortality and expense risk, and administrative charges for variable annuity and life contract holders and also includes the cost of providing insurance protection for variable life contract holders. Fund administration fees represent administrative fees charged to investment managers. Fees charged to contract holders and fund administration fees are recognized ratably throughout the year as a percentage of the related separate account assets. Premiums for term life insurance products are recognized as revenues over the premium-paying period. Interest accretion on the reinsurance deposit related to the fixed income annuity product and the fixed portion of the variable income annuity product is recognized over the remaining term of the underlying contracts.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Future Contract and Policy Benefits

Future contract and policy benefits include liabilities for the fixed portion of the variable annuity products, the guaranteed minimum death benefit ("GMDB") and the guaranteed minimum withdrawal benefit features ("GMWB") (see Note 3 - Guaranteed Benefits) on certain variable annuity products, the life contingent fixed income annuity product and life products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force, taking into consideration the future premiums and assessments.

Contract Holder Deposit Funds

Contract holder deposit funds consist of annuity deposits received from customers for the fixed income annuity product with no life contingencies and for policies issued in 2003 and prior, and the fixed portion of the variable income annuity product with insignificant amounts of life contingent benefits. Liabilities are equal to the accumulated policy values, which consists of an accumulation of deposit payments plus credited interest, less withdrawals and amounts assessed through the end of the period.

Reinsurance Deposit and Receivables

The Company reinsures a substantial portion of its life insurance and annuity product risk with other companies. As a result, when the Company records liabilities that are subject to reinsurance, reinsurance deposits and receivables are recorded. The Company remains contingently liable for claims reinsured in the event the reinsurer is unable to meet its obligations. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

Deferred Policy Acquisition Costs

Costs that vary with and are primarily associated with acquiring new and renewal business have been deferred. The costs consist principally of first-year commissions paid to Fidelity Insurance Agency, Inc. in accordance with contractual agreements as described in Note 8 - Affiliated Company Transactions, and certain expenses for traditional life policy issuance and underwriting. These deferred policy acquisition costs ("DAC") are being amortized over the lifetime of the policy generally estimated as the level term period for the term insurance product and a 30-year period for the variable deferred and immediate annuity product. Prior to 2009, deferred policy acquisition costs for certain deferred variable annuity products were amortized over a 20 year period.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality, and contract cancellations (i.e. lapses, withdrawals, internal replacements and surrenders). These assumptions are reviewed on a regular basis and are generally based on the Company's past experience, industry studies, and judgments about the future. Finally, analyses are performed periodically to assess whether there are sufficient gross profits to amortize the remaining DAC balances. See Note 9 - underwriting, Acquisition and Insurance Expenses for additional information regarding amortization of deferred policy acquisition costs.

A significant assumption for the projection of estimated gross profits is the investment return on Separate Account fund balances. The Company assumes a long term return of 7.5% before fund expenses and other charges. The Company also applies a "Reversion to the Mean" assumption in setting the projected return for the next seven years. The projected return over the next seven years is developed such that the combination of actual and projected returns equals the long term return, and the long term

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

return is projected for the eighth year and beyond. The Company limits the projected return to no greater than 11.5% (before fund expenses and other charges) and no less than approximately 5% (before fund expenses and other charges).

GAAP provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a permanent contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized DAC, unearned revenue liabilities and deferred sales inducements from the replaced contract must be written-off. Modifications that result in a contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract.

The Company defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract, by amendment, endorsement or rider to the contract. Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract and any unamortized deferred acquisition costs are written off. During 2011 and 2010, the Company trued-up for actual lapse and internal replacement activity.

DAC for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.

Property and Equipment

Property, equipment, leasehold improvements and computer software are stated at cost less accumulated depreciation or amortization. Depreciation or amortization is provided using the straight-line method over the estimated useful lives of the assets ranging from 3 years to 10 years.

Software includes certain costs incurred for purchasing and developing software for internal use and is amortized over estimated useful lives, generally three years.

The Company accounts for certain capitalized software under GAAP, which requires certain costs incurred in connection with developing or obtaining internal use software to be capitalized. Capitalized software development costs of $0 and $3,116,000 are recorded in Property and equipment, net of accumulated depreciation, in the Balance Sheets as of December 31, 2011 and 2010, respectively. Depreciation expense on these capitalized software development costs were $3,116,000, $5,846,000, and $6,908,000 in 2011, 2010, and 2009, respectively.

Income Taxes

The Company files a consolidated federal income tax return with its subsidiary, EFILI. Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate company basis. Tax benefits are credited with respect to taxable losses to the extent such losses are utilized by the consolidated group. Intercompany tax balances are settled within 30 days of the actual tax payment.

The liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the current enacted tax rates.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

The GAAP accounting guidance clarifies what criteria must be met prior to recognition of the financial statement benefit of a position taken in a tax return. Companies can recognize the benefit of uncertain tax positions only when the position is "more likely than not" to be sustained by the tax authorities.

Adoption of New Accounting Pronouncements

In April 2010, the FASB issued guidance that effect consolidation analysis for investments held through the separate accounts of an insurance entity. An insurance entity should not consider any separate account interest held for the benefit of policy holders in an investment to be the issuer's interest and should not combine those interests with its general account interests in the same investment when assessing the investment for consolidation, unless the separate account interests are held for the benefit of a related party policy holder. The guidance is effective for interim and annual reporting periods beginning after December 15, 2010 and retrospectively applied to all prior periods upon adoption. The Company adopted this guidance effective January 1, 2011. The adoption of this guidance had no impact on the Company's consolidated financial statements.

In January 2010, the FASB issued updated guidance that requires new fair value disclosures about significant transfers between Level 1 and 2 measurement categories and separate presentation of purchases, sales, issuances, and settlements within the roll forward of Level 3 activity. The updated guidance also clarifies the disclosure requirements about level of disaggregation and valuation techniques and inputs. This new guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of Level 3 activity, which are effective for interim and annual reporting periods beginning after December 15, 2010. The Company adopted the effective portions of this guidance on January 1, 2010. The Company adopted the required disclosures about purchases, sales, issuances, and settlements in the roll forward of Level 3 activity effective January 1, 2011. The adoption of this guidance is provided in Note 5 of the Company's consolidated financial statements.

In April 2009, the FASB issued new accounting guidance which requires entities to separate an OTTI of a debt security into two components when there are credit related losses associated with the impaired debt security for which the Company asserts that it does not have the intent to sell the security, and it is more likely than not that it will not be required to sell the security before recovery of its cost basis. Prior to April 1, 2009, the Company had to determine whether it had the intent and ability to hold the investment for a sufficient period of time for the value to recover. When the analysis of the above factors resulted in the Company's conclusion that declines in fair values were other-than-temporary, the cost of the securities was written down to fair value and the reduction in value was reflected as a realized loss. Adoption of this guidance requires that the Company record, as of the beginning of the period of adoption, a cumulative effect adjustment to reclassify the non credit component of a previously recognized OTTI from retained earnings to other comprehensive income. The Company adopted this guidance effective April 1, 2009. The adoption of this guidance had no impact on the Company's financial statements.

Future Adoption of New Accounting Pronouncements

In May 2011, the FASB issued amended guidance regarding fair value measurements and disclosures. Although the amended guidance is largely consistent with existing fair value measurement principles under GAAP, some of the amendments could change how the fair value measurement guidance is applied. In addition, the existing disclosure requirements for fair value measurements have been expanded. The amended guidance is effective for the Company beginning January 1, 2012. The Company does not expect the adoption of this amended guidance to have a material impact on the consolidated financial statements.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

In October 2010, the FASB issued guidance on the definition of acquisition costs eligible for deferral in connection with the acquisition of new or renewal insurance contracts. Under the new guidance, acquisition costs that are eligible for deferral include those costs that are directly related to the successful acquisition of the new or renewal business; incremental direct costs of acquisition that are incurred with independent third parties or employees; and advertising costs meeting the capitalization criteria for direct - response advertising. This guidance is effective for fiscal years beginning after December 15, 2011. The guidance may be adopted prospectively with retroactive application permitted but not required. The Company is currently evaluating the impact of this amendment.

3. GUARANTEED BENEFITS

In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued guidance on accounting and reporting by insurance enterprises for certain nontraditional long-duration contracts and separate accounts. This guidance requires the establishment of a liability using a specified reserve methodology for contracts that contain death or other insurance benefits.

Certain of the variable annuity contracts issued by the Company offer guaranteed minimum death or guaranteed minimum withdrawal benefits. These benefits are accounted for under this guidance as the benefits settle only upon an insurable event, such as death, or are life contingent.

Guaranteed Minimum Death Benefits

The Company has certain variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contract holders with a default guarantee that the benefit received at death will be no less than a prescribed minimum amount. Upon death of the annuitant prior to age 85, the death benefit is the greater of the contract value and total premiums, adjusted for withdrawals. For an additional charge, the death benefit is the greater of the default guaranteed death benefit and the highest contract value as of any prior anniversary, prior to age 80, adjusted for any additional payments or withdrawals. The optional rider is no longer offered to new customers, effective January 1, 2003. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference. The Company's current variable annuity contract does not offer a GMDB feature.

The following summarizes the liability for GMDB contracts reflected in the general account (in thousands):

	Years Ended December 31,
	2011	2010
Beginning Balance	$12,885	$15,976
Unlocking of benefit ratio	703	(1,840)
Interest on reserve	919	959
Claims paid	(3,146)	(4,588)
Accrual of benefit ratio	2,364	2,378

Ending Balance	$13,725	$12,885

The reinsurance recoverables associated with the GMDB were $13,366,000 and $12,475,000 at December 31, 2011 and 2010, respectively.

3. GUARANTEED BENEFITS (CONTINUED):

The following information relates to the reserving methodology and assumptions for developing the GMDB policy benefit liability.

• The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns:

• The mean investment performance assumptions, prior to the consideration of mortality and expense fees, vary from 3.8% - 11.5% depending on the underlying fund type.

• The DAC model employs a mean reversion additive adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.

• The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.

• The mortality assumption is 65% of the 1994 Variable Annuity MGDB Mortality Table.

• The base lapse rate and partial withdrawal assumptions vary from 6.0% - 7.5% and 1.5% - 3.0%, respectively, depending on contract type and policy duration.

• The lapse rates for anticipated internal replacements vary from 3.0% to 5.5% depending on calendar year.

• The discount rate is 6.83%.

The table below represents the account value, net amount at risk and average attained age of underlying contract holders for guarantees in the event of death as of December 31, 2011 and 2010. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contract holders had died as of the specified date, and represents the excess of the guaranteed benefit over the fair value of the underlying investments.

	Years Ended December 31,
	2011	2010
(in thousands, except for contract holder data)

Net deposits paid
Account value	$4,711,588	$5,465,047
Net amount at risk	$251,738	$254,466
Average attained age of contract holders	63	63
Ratchet (highest historical account value at specified anniversary dates)
Account value	$290,947	$340,695
Net amount at risk	$73,374	$67,965
Average attained age of contract holders	68	67

Guaranteed Minimum Withdrawal Benefits

The Company issued a variable annuity contract with a guaranteed minimum withdrawal benefit feature. The GMWB feature provides annuity contract holders with income payments that are guaranteed for life. The withdrawal feature allows for guaranteed withdrawals beginning with age 59 1/2 for the life of the contract holder based on a preset withdrawal percentage as defined in the contract. The contract holder is eligible to take the withdrawal benefit each year until there is no longer any living annuitant. In addition, the contract has a ratchet feature where the withdrawal value is increased to the greater of the contract value or withdrawal value on each anniversary. If the contract value is below the withdrawal value, the withdrawal value will not change.

3. GUARANTEED BENEFITS (CONTINUED):

The following summarizes the liability for GMWB contracts reflected in the general account:

	Years Ended December 31,
	2011	2010
	(in thousands)
Beginning Balance	$1,511	$1,845
Unlocking of benefit ratio	(116)	(195)
Interest on reserve	70	44
Accrual of benefit ratio	552	591
Claims paid	-	-
Other	-	(774)
Ending Balance	$2,017	$1,511

For business issued prior to January 1, 2009, the Company reinsured 100% of its GMWB provisions. Effective January 1, 2009, the Company entered into a reinsurance agreement with a reinsurer to reinsure 90% of GMWB product sales during calendar year 2009. Effective March 31, 2009, the GMWB product closed to new business. Consequently, the aforementioned reinsurance agreement terminated effective March 31, 2009.

The reinsurance recoverables associated with the GMWB were $1,979,000 and $1,484,000 at December 31, 2011 and 2010, respectively.

The following information relates to the reserve methodology and assumptions for developing the GMWB policy benefit liability:

• The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.

• The mean investment return assumptions for the stochastic scenarios, before fund expenses and other charges, vary from 3.8% to 11.5% depending on the underlying fund type.

• The projection model employs a mean reversion additive adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.

• The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.

• Separate benefit ratios were calculated for single life and joint life policies.

• For contract holders not yet taking withdrawals, the GMWB withdrawal waiting period is defined as the later of 5 1/2 years from issue and age 59 1/2.

• The mortality assumption is the Annuity 2000 Mortality Table.

• The lapse rates range from 2% to 10% with dynamic lapse reduction for contracts in the money.

• The discount rate is 6.425%, adjusted for maintenance and expense charges.

The table below displays the account value and guaranteed withdrawal values at December 31, 2011 and 2010:

	Years Ended December 31,
	2011	2010
	(in thousands)
Account value	$1,934,989	$2,134,946
GMWB value	$2,157,529	$2,115,407
Average attained age of contract holders	69	68

4. INVESTMENTS:

The components of net investment income were as follows:

	Years Ended December 31,
	2011	2010	2009
	(in thousands)
Debt securities	$18,707	$19,478	$18,920
Cash and cash equivalents	361	482	1,407
Other income	164	238	214
Total investment income	19,232	20,198	20,541
Less: investment expenses	2,408	2,574	2,591
Net investment income	$16,824	$17,624	$17,950

Gross realized gains and losses from the voluntary sales of debt securities were as follows:

	Years Ended December 31,
	2011	2010	2009
	(in thousands)
Debt securities:
Gross realized gains	$13,386	$13,213	$16,620
Gross realized losses	$(1,195)	(2,103)	(6,435)

Realized investment losses as a result of other-than-temporary impairments in the value of investments were $71,000, $0, and $224,000 in 2011, 2010, and 2009, respectively. There were no debt securities that were non-income producing for 2011, 2010, and 2009, respectively. There was no interest foregone by non-income producing securities for 2011, and 2010, respectively.

Net unrealized investment gains on debt and equity securities carried at fair value and the related impact on DAC and deferred income taxes as of December 31 were as follows:

	December 31,
	2011	2010	2009
	(in thousands)
Debt securities	$13,072	$13,856	$10,957
Equity securities	2	4	-
DAC	(255)	(359)	(351)
Deferred income tax expense	(4,614)	(4,795)	(3,715)
	$8,205	$8,706	$6,891

4. INVESTMENTS (CONTINUED):

Debt securities that have been in a continuous unrealized loss position as of December 31, 2011 were as follows:

	Gross Unrealized Losses	Estimated Fair Value	Number of Securities
	(in thousands)
Investment grade debt securities:
0-12 months	$(1,740)	$114,307	117
Greater than 12 months	(92)	3,434	9
	$(1,832)	$117,741	126
Below investment grade debt securities:
0-12 months	$(576)	$9,073	85
Greater than 12 months	(29)	1,272	6
	$(605)	$10,345	91

Total	$(2,437)	$128,086	217

Debt securities that have been in a continuous unrealized loss position as of December 31, 2010 were as follows:

	Gross Unrealized Losses	Estimated Fair Value	Number of Securities
	(in thousands)

Investment grade debt securities:
0-12 months	$(1,676)	$144,942	67
Greater than 12 months	(37)	3,237	4
	$(1,713)	$148,179	71
Below investment grade debt securities:
0-12 months	$(200)	$5,017	38
Greater than 12 months	-	-	-
	$(200)	$5,017	38

Total	$(1,913)	$153,196	109

The Company evaluates declines in fair values below cost for its investments. Based on the Company's review of the issuers' continued compliance with the securities' obligations in accordance with their contractual terms, management's intent was not to sell these securities, and it was not more likely than not the Company would be required to sell before recovery, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that declines in the fair value of the securities above were temporary as of December 31, 2011 and 2010. The majority of the securities are investment grade fixed maturities with fair values at or greater than 98% of amortized cost at December 31, 2011. The decline in fair value was primarily the result of an increase in interest rates from the securities purchase date. Investments in below investment grade securities comprised approximately 5% of the total portfolio as of December 31, 2011. Unrealized losses on below investment grade securities were driven principally by changes in market yields.

4. INVESTMENTS (CONTINUED):

The amortized cost and fair value of debt and equity securities by type of issuer were as follows:

		December 31, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - OTTI	Estimated Fair Value
		(in thousands)

Debt securities:
U.S. Treasury and other U.S. Government
agency securities	$304,082	$3,841	$(32)	$-	$307,891
Corporate and other debt securities	361,088	11,257	(2,165)	-	370,180
Foreign government securities	6,694	216	-	-	6,910
Mortgage and asset backed securities	61,556	195	(240)	-	61,511

Total debt securities	$733,420	$15,509	$(2,437)	$-	$746,492

Equity securities:	$50	$2	$-	$-	$52

		December 31, 2010
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - OTTI	Estimated Fair Value
		(in thousands)

Debt securities:
U.S. Treasury securities	$203,731	$2,031	$(1,109)	$-	$204,653
Corporate and other debt securities	334,098	13,302	(673)	-	346,727
Foreign government securities	5,715	113	-	-	5,828
Mortgage and asset backed securities	41,812	323	(131)	-	42,004

Total debt securities	$585,356	$15,769	$(1,913)	$-	$599,212

Equity securities:	$50	$4	$-	$-	$54

During 2011 and 2010, the Company recorded no OTTI for which an amount related to a credit loss was recognized in net realized investment gains and losses.

The amortized cost and fair value of debt securities at December 31, 2011, by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

4. INVESTMENTS (CONTINUED):

	Amortized Cost	Estimated Fair Value
	(in thousands)

Due in 1 year or less	$51,385	$52,205
Due after 1 year through 5 years	454,693	464,085
Due after 5 years through 10 years	87,787	90,594
Due after 10 years	77,999	78,100
Mortgage and asset backed securities	61,556	61,508

	$733,420	$746,492

At December 31, 2011 and 2010, there were no contractual investment commitments. There are no significant concentrations of debt securities by issuer or by industry, other than U.S. Treasury and other U.S. Government agency securities.

At December 31, 2011, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,687,000 and $2,819,000 respectively. At December 31, 2010, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,683,000 and $2,788,000 respectively.

During 2009, the Company donated debt securities to a qualified charitable organization at fair value of $8,599,000. This is recorded as "Other expenses" in the consolidated statements of income and comprehensive income. There were no donations in 2011 or 2010.

5. FAIR VALUE MEASUREMENTS:

The Company categorizes the financial assets and liabilities carried at fair value in its consolidated balance sheets based upon a three-level valuation hierarchy. The Company carries the following financial instruments at fair value in the Company's financial statements: fixed maturities, equity securities, short-term investments such as money market funds, and separate account assets. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. Management's assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

• Level 1 - Financial assets and liabilities whose values are based on unadjusted quoted prices for similar assets and liabilities in an active market.

• Level 2 - Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

• Level 3 - Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect management's judgment about the assumptions that a market participant would use in pricing the asset or liability and are based on the best available information, some of which is internally developed.

5. FAIR VALUE MEASUREMENTS (CONTINUED):

The majority of available-for-sale debt securities use Level 2 inputs for the determination of fair value. These fair values are obtained primarily from industry-standard pricing methodologies based on market observable information. While the Company obtains values for the debt securities it holds from independent pricing services, it is ultimately management's responsibility to determine whether the value obtained and recorded to the financial statements are representative of fair value. Certain structured securities valued using industry-standard pricing methodologies utilize significant unobservable inputs to estimate fair value, resulting in the fair value measurements being classified as Level 3.

Separate account assets are invested in mutual funds whose value is based on the underlying net asset value of these funds. Open ended mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1.

The following fair value hierarchy table presents information about the Company's assets measured at fair value on a recurring basis as of December 31:

	December 31, 2011
	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value
	(in thousands)
Assets:
Available-for-sale debt securities:
U.S. Treasury and other U.S. Government
agency securities	$-	$307,891	$-	$307,891
Corporate and other debt securities	-	370,104	76	370,180
Foreign government securities	-	6,910	-	6,910
Mortgage and asset backed securities	-	61,511	-	61,511
Total available-for-sale debt securities	-	746,416	76	746,492
Equity securities	52	-	-	52
Separate account assets	17,475,846	-	-	17,475,846
Total	$17,475,898	$746,416	$76	$18,222,390

	December 31, 2010
	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value
	(in thousands)
Assets:
Available-for-sale debt securities:
U.S. Treasury securities	$-	$204,653	$-	$204,653
Corporate debt securities	-	346,727	-	346,727
Foreign government securities	-	5,828	-	5,828
Mortgage and asset backed securities	-	41,992	12	42,004
Total available-for-sale debt securities	-	599,200	12	599,212
Equity securities	54	-	-	54
Separate account assets	17,422,820	-	-	17,422,820
Total	$17,422,874	$599,200	$12	$18,022,086

5. FAIR VALUE MEASUREMENTS (CONTINUED):

Changes in Level 3 assets measured at fair value on a recurring basis during 2011 were as follows:

	Corporate and Other Debt Securities	Mortgage and Asset Backed Securities
	(in thousands)

Fair Value, Beginning Balance	$-	$12

Realized and Unrealized Gains	-	7
Recorded in Revenues	-	-
Recorded in Other Comprehensive Income	-	-
Purchases	-	-
Sales	-	-
Issuances	-	(19)
Settlements	-	-
Other	-	-
Transfers into Level 3	76	-
Transfers out of Level 3	-	-

Fair Value, Ending Balance	$76	$-

Transfers into Level 3 corporate and other debt securities were primarily the result of unobservable inputs and the use of broker dealer quotes that could not be validated when previously information from third party pricing services that could be validated was used.

Changes in Level 3 assets measured at fair value on a recurring basis during 2010 were as follows:

	Corporate and Other Debt Securities	Mortgage and Asset Backed Securities
	(in thousands)

Fair Value, Beginning Balance	$-	$24

Realized and Unrealized Gains
Recorded in Revenues	-	-
Recorded in Other Comprehensive Income	-	(12)
Purchases, Issuances, and Settlements, Net	-	-
Net Transfers into (out of) Level 3	-	-

Fair Value, Ending Balance	$-	$12

5. FAIR VALUE MEASUREMENTS (CONTINUED):

Financial Instruments Not Carried at Fair Value

Certain financial instruments are not measured at fair value in the financial statements but are disclosed if it is practicable to estimate such values. The following include disclosures for other financial instruments not carried at fair value and not included in the above discussion:

	December 31, 2011		December 31, 2010
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
	(in thousands)		(in thousands)

Financial Assets:
Policy loans	$706	$706	$517	$517
Reinsurance deposit and receivables	1,515,953	1,630,055	1,617,407	1,703,591

	$1,516,659	$1,630,761	$1,617,924	$1,704,108

Financial Liabilities:
Contract holder deposit funds	$75,947	$782,380	$737,089	$822,739

	$75,947	$782,380	$737,089	$822,739

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

Reinsurance Deposit and Receivables

Fair values for certain of the Company's reinsurance deposits for the fixed portion of the variable annuities contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Contract Holder Deposit Funds

Fair value for the Company's contract holder deposit fund liabilities for the fixed portion of the variable annuities contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Policy Loans

Policy loans are carried at outstanding principal balances, not in excess of policy cash surrender value. These loans are an integral part of the insurance products and have no maturity dates. Consequently, the outstanding principal balance is considered to be a reasonable estimate of the fair value of policy loans.

6. INCOME TAXES:

The components of the provision for income taxes attributable to operations were as follows:

	Years Ended December 31,
	2011	2010	2009
	(in thousands)
Current:
Federal	$27,050	$25,419	$21,782
State	(37)	239	(508)
	27,013	25,658	21,274
Deferred:
Federal	(2,594)	(7,793)	(13,924)
State	689	(125)	(196)
	(1,905)	(7,918)	(14,120)
Provision for income taxes	$25,108	$17,740	$7,154

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Life insurance corporations in New York remain subject to a franchise tax. However, for tax years beginning on or after January 1, 2003, in no event may the franchise tax on life insurance corporations, computed prior to the application of tax credits, be less than 1.5% of premiums or more than 2.0% of premiums. Accordingly, state deferred taxes are no longer recorded for EFILI, as EFILI believes that the reversal of temporary differences will have no impact on the state income tax that EFILI will pay in the future. State deferred taxes are recorded for FILI for the impact of its reversing temporary differences on its future state income tax liability.

Significant components of the Company's net deferred tax asset were as follows:

	December 31,
	2011	2010
	(in thousands)

Deferred income tax assets (liabilities):
Deferred policy acquisition costs	$24,309	$19,821
Contract holder reserves	32,458	35,328
Deferred revenue	7,581	8,450
Unrealized gains on available-for-sale securities	(4,575)	(4,993)
Deferred compensation and retirement benefit plans	2,076	2,537
Other, net	2,804	1,215
Net deferred tax asset	$64,653	$62,358

Management believes that the Company's future income will be sufficient to realize the net deferred tax asset as of December 31, 2011 and 2010, respectively.

6. INCOME TAXES (CONTINUED):

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

	Years Ended December 31,
	2011	2010	2009
	(in thousands)

Tax provision at U.S. Federal statutory rate	$31,582	$24,304	$10,905
Dividends received deduction	(7,267)	(6,438)	(4,137)
Other, net	793	(126)	386
	$25,108	$17,740	$7,154

FILI paid federal and state income taxes of $28,904,000, $40,119,000, and $0 in 2011, 2010 and 2009, respectively.

The FASB provides guidance for the accounting for uncertainty in income taxes recognized in the Company's financial statements. The guidance allows the recognition of these tax benefits that have a greater than 50% likelihood of being sustained upon examination by the taxing authorities. As a result, the Company applies a more-likely-than not recognition threshold for all tax uncertainties. The Company's management believes that adequate provision has been made in the financial statements for any potential tax uncertainties.

Currently, the Company only files income tax returns in the United States. The Company is not currently under examination and is no longer subject to U.S. federal or state tax for years before 2008. The Company is not currently under examination for the income tax filings in any other jurisdictions. The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustment that will result in a material adverse effect on the Company's financial condition, results of operations, or cash flows. Therefore, no reserves for uncertain tax positions have been recorded.

In its Revenue Ruling 2007-61 issued on September 25, 2007, the Internal Revenue Service ("IRS") announced its intention to issue regulations with respect to certain computational aspects of the dividends received deduction ("DRD") on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that proposes to change accepted industry and IRS interpretations of the status governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. Management believes that it is highly likely that any such regulations would apply prospectively only. The Company has recorded benefits of $7,267,000, $6,438,000 and $4,137,000, respectively, related to the separate account DRD.

The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

7. STOCKHOLDER'S EQUITY AND DIVIDEND RESTRICTIONS:

Generally, the net assets of the Company available for payment as dividends to FMR LLC are limited to the excess of FILI's net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities. Under the Insurance Code of the State of Utah, dividends to shareholders are limited to the lesser of the Company's net gain from operations for the year ended on the preceding December 31, or 10% of the Company's surplus held for policyholders as of the preceding December 31. No dividends have been paid or declared during 2011, 2010 and 2009, respectively.

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the applicable state insurance department which vary with GAAP in certain respects. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners, as well as state laws, regulations and general administrative rules. The principal differences with GAAP are that statutory financial statements do not reflect DAC; recognition of deferred income tax assets are limited; bonds are generally carried at amortized cost; insurance liabilities are presented net of reinsurance assets; a wholly-owned insurance subsidiary is reported at statutory equity and future policy benefit liabilities are estimated using different actuarial assumptions. The Company does not rely on the use of any permitted statutory accounting practices.

Net income and capital stock and surplus as determined in accordance with statutory accounting practices were as follows:

	Years Ended December 31,
	2011	2010	2009
	(in thousands)
FILI
Statutory net income	$21,580	$63,681	$13,303
Statutory surplus	$766,906	$739,300	$669,319
EFILI
Statutory net income	$2,883	$2,441	$1,857
Statutory surplus	$60,692	$57,549	$54,461

8. AFFILIATED COMPANY TRANSACTIONS:

The Company's insurance contracts are distributed through Fidelity Brokerage Services LLC, Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc., all of which are affiliated with FMR LLC. FILI and EFILI have agreements with FIA under which FILI pays FIA renewal sales compensation of 0.10% of the annuity contract value each year. EFILI pays FIA sales compensation of 3% of annuity payments received for its variable deferred and immediate annuity contracts. The Company pays FIA 37.5% of term life insurance first-year premiums. The Company compensated FIA in the amount of $22,289,000, $20,329,000, and $17,926,000 in 2011, 2010 and 2009, respectively.

The Company has an administrative services agreement with FIA whereby the Company provides certain administrative and accounting functions. The Company received $24,337,000, $27,332,000, and $23,777,000 in 2011, 2010 and 2009, respectively, for such services. The reimbursements are accounted for as a direct reduction of the Company's expenses. The Company entered into agreements with Pyramis Global Advisors Trust Company to provide investment and managerial advice. The Company incurred charges of $1,206,000, $1,107,000, and $1,078,000 in 2011, 2010 and 2009, respectively, for such services.

8. AFFILIATED COMPANY TRANSACTIONS (CONTINUED):

The Company has an administrative services agreement with FMR LLC and its subsidiaries whereby certain administrative and special services are provided for the Company. The Company paid FMR LLC and its subsidiaries $30,572,000, $36,829,000, and $26,609,000 in 2011, 2010 and 2009, respectively, for such services.

FMR LLC sponsors a trusteed Profit-Sharing Plan and a contributory 401(k) Thrift Plan covering substantially all eligible Company employees. Payments are made to the trustee by FMR LLC annually for the Profit-Sharing Plan and monthly for the 401(k) Thrift Plan. FMR LLC's policy is to fund all costs accrued and to charge each subsidiary for its share of the cost. The cost charged to the Company for these plans amounted to $1,381,000, $1,559,000, and $2,556,000 in 2011, 2010 and 2009, respectively.

The Company participates in various FMR LLC stock-based compensatory plans. The compensation is based on the change in the net asset value of FMR LLC common stock, as defined. The aggregate expenses related to these plans charged to the Company were $3,699,000, $4,512,000, and $4,945,000 in 2011, 2010 and 2009, respectively.

Effective February 28, 2009, FILI issued a $200,000,000 unsecured revolving line of credit to its parent, FMR LLC. The revolving line of credit agreement was approved by the Utah Insurance Department and matures on an annual basis but may be extended for successive one year periods by mutual agreement of the parties, subject to the prior approval of the Utah Insurance Department. Under the terms of the agreement, FILI receives a facility fee per year based on the unused amounts of the line of credit. As of December 31, 2011 and 2010, the facility fee was 0.06% and 0.08%, respectively. In addition, FILI receives annual interest on any advances made under the agreement at LIBOR (based on Bloomberg quotations) plus a spread. There were no amounts advanced by FILI under the line of credit agreement during 2011, 2010 or 2009. The Company earned facility fees of $142,000, $202,000 and $199,000 in 2011, 2010 and 2009, respectively from FMR LLC. Effective February 27, 2012, the revolving line of credit agreement was renewed for one year.

9. UNDERWRITING, ACQUISITION AND INSURANCE EXPENSES:

Underwriting, acquisition and insurance expenses were as follows:

	Years Ended December 31,
	2011	2010	2009
	(in thousands)
Underwriting, acquisition and insurance expenses:
Commissions, gross	$22,290	$20,329	$17,926
Compensation and benefits	17,287	22,057	29,899
Capitalization of deferred policy acquisition costs	(5,473)	(6,071)	(5,697)
Amortization of deferred policy acquisition costs	5,403	3,982	1,883
Rent expenses	1,249	1,299	2,068
Taxes, licenses and fees	1,929	2,418	3,553
General insurance expenses	18,039	25,293	29,423

Total underwriting, acquisition and insurance expenses	$60,724	$69,307	$79,055

Amortization of deferred policy acquisition costs is adjusted periodically as estimates of future gross profits are revised to reflect actual experience. In 2011, 2010 and 2009, the Company decreased amortization by $687,000, $1,727,000, and $3,823,000 respectively, to reflect actual experience for investment performance, persistency (including internal replacements), administrative expenses and inflation assumptions. This adjustment has been reflected in amortization expense.

10. REINSURANCE:

The Company retains a maximum coverage per individual life of $25,000 plus 30% of the excess over $25,000 with a maximum initial retention not to exceed $100,000 for its life insurance business issued before March 1, 2008. The Company retains a flat $100,000 per individual life for its life business issued on and after March 1, 2008. The Company reinsures certain guarantee provisions and mortality on its annuity contracts and portions of annuity income that are fixed. The Company reinsures substantially all of its GMDB provisions for business issued prior to July 1, 2003 with various reinsurers. The Company reinsures 100% of its GMWB provisions issued prior to January 1, 2009 and 90% for business issued on or after January 1, 2009. The GMWB product and associated reinsurance contract were discontinued effective March 31, 2009.

The Company has entered into 100% coinsurance agreements for its fixed guaranteed income annuity product and for the fixed portion of the variable income annuity product with two highly rated reinsurers (rated A or better by Moody's statistical rating agency at December 31, 2011). Sales of these two products were discontinued in May 2008. The Company is subject to concentration of risk with respect to these reinsurance agreements. The receivable from each reinsurer is accounted for as a deposit asset and is recorded in reinsurance deposit and receivables, while the liability related to the underlying annuity contracts with no life contingencies is accounted for as a deposit liability and is recorded in contract holder deposit funds. Under these reinsurance agreements, the Company receives a front end ceding expense allowance ranging from 2.5% to 3.5% of premiums and an annual allowance of a percentage of assets ranging from 0.12% to 0.60%. Revenue from the reinsurance agreements and benefit expense from the underlying annuity contracts is recognized over the lives of the underlying contracts.

The Company reinsures substantially all of the fixed income annuities which arise through the annuitization of deferred annuity products if annuitization is prior to June 1, 2009. The Company retains 100% of the risk for annuitizations of deferred annuity products where annuitization occurs on or after June 1, 2009.

Financial information related to the two coinsurance agreements for the years ended December 31 were as follows:

	December 31,
	2011	2010
	(in thousands)
Reinsurance deposits and receivables:
Genworth Life Insurance Company and Genworth Life
Insurance Company of New York	$876,373	$957,317
Principal Life Insurance Company	575,504	593,197

Reinsurance deposits and receivables	$1,451,877	$1,550,514

Contract holder deposit funds and future benefits	$1,471,838	$1,572,411

Interest on reinsurance deposit	$39,873	$43,277
Contract and policy benefits and expenses	$33,427	$36,528

The Company's deposit assets under the reinsurance agreements with Principal Life Insurance Company are partially held in a collateral account and with Genworth Life Insurance Company are partially secured by investments held in trust which offers the Company additional protection and minimizes the risk of loss to the Company that could result from failure of these reinsurers.

10. REINSURANCE (CONTINUED):

Additional information on direct business written and reinsurance ceded for the years ended December 31, was as follows:

	Years Ended December 31,
	2011	2010	2009
	(in thousands)

Direct life premiums	$15,573	$15,874	$15,668
Reinsurance ceded, net of ceding expense allowance	(5,649)	(6,114)	(10,672)
Net premiums	$9,924	$9,760	$4,996

Direct contract and policy benefits	$131,005	$143,493	$149,935
Reinsurance ceded	(72,263)	(79,630)	(87,564)
Net contract and policy benefits	$58,742	$63,863	$62,371

11. COMMITMENTS AND CONTINGENCIES:

The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters. Those actions are considered by the Company in estimating policy reserves and other liabilities. The Company believes that the resolution of those actions should not have a material adverse effect on stockholder's equity or net income.

Regulatory Matters

Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assessed for certain obligations of insolvent insurance companies to policyholders and claimants. The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years.

12. SUBSEQUENT EVENTS:

The Company has evaluated subsequent events from the balance sheet date through the date of this report and no events have occurred subsequent that would require disclosure.

Fidelity® Investments

Variable Annuity Account I

(Fidelity Cover Art)

Annual Report

December 31, 2011

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities

December 31, 2011

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Money Market	VIP - Money Market Investor Class	VIP - High Income	VIP - High Income Investor Class	VIP - Equity-Income	VIP - Equity-Income Investor Class	VIP - Growth	VIP - Growth Investor Class
Assets:
Investments at market value	$ 474,224	$ 797,552	$ 133,674	$ 237,550	$ 403,297	$ 135,567	$ 350,129	$ 89,083
Receivable from FILI	0	0	4	0	0	0	9	0
Total assets	474,224	797,552	133,678	237,550	403,297	135,567	350,138	89,083
Liabilities:
Payable to FILI	26	83	0	0	10	1	0	0
Total net assets	$ 474,198	$ 797,469	$ 133,678	$ 237,550	$ 403,287	$ 135,566	$ 350,138	$ 89,083
Net Assets:
Fidelity Retirement Reserves	$ 430,318	$ 0	$ 99,585	$ 0	$ 345,624	$ 0	$ 315,884	$ 0
Fidelity Income Advantage	43,880	0	34,093	0	57,663	0	34,254	0
Fidelity Personal Retirement	0	794,406	0	237,550	0	135,566	0	89,083
Fidelity Freedom Lifetime Income	0	390	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	2,673	0	0	0	0	0	0
Total net assets	$ 474,198	$ 797,469	$ 133,678	$ 237,550	$ 403,287	$ 135,566	$ 350,138	$ 89,083
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	19,936	0	2,505	0	5,929	0	5,063	0
Unit Value	$ 21.58	$ 0	$ 39.76	$ 0	$ 58.29	$ 0	$ 62.39	$ 0
Fidelity Income Advantage:
Units Outstanding	2,087	0	880	0	1,015	0	563	0
Unit Value	$ 21.04	$ 0	$ 38.76	$ 0	$ 56.83	$ 0	$ 60.83	$ 0
Fidelity Personal Retirement:
Units Outstanding	0	72,870	0	17,762	0	11,968	0	7,373
Highest Unit Value	$ 0	$ 11.44	$ 0	$ 17.38	$ 0	$ 17.56	$ 0	$ 17.79
Lowest Unit Value	$ 0	$ 10.01	$ 0	$ 10.95	$ 0	$ 10.63	$ 0	$ 11.50
Fidelity Freedom Lifetime Income:
Units Outstanding	0	35	0	0	0	0	0	0
Unit Value	$ 0	$ 11.18	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	262	0	0	0	0	0	0
Highest Unit Value	$ 0	$ 10.08	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Unit Value	$ 0	$ 9.74	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	3	0	0	0	0	0	0
Highest Unit Value	$ 0	$ 10.01	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Unit Value	$ 0	$ 9.69	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - contined

December 31, 2011

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Overseas	VIP - Overseas, Class R	VIP - Overseas, Class R Investor Class	VIP - Investment Grade Bond	VIP - Investment Grade Bond Investor Class	VIP - Asset Manager	VIP - Asset Manager Investor Class
Assets:
Investments at market value	$ 68,421	$ 38,254	$ 100,386	$ 348,153	$ 444,312	$ 263,763	$ 90,737
Receivable from FILI	2	0	1	0	0	0	0
Total assets	68,423	38,254	100,387	348,153	444,312	263,763	90,737
Liabilities:
Payable to FILI	0	0	0	7	0	32	0
Total net assets	$ 68,423	$ 38,254	$ 100,387	$ 348,146	$ 444,312	$ 263,731	$ 90,737
Net Assets:
Fidelity Retirement Reserves	$ 63,245	$ 33,407	$ 0	$ 272,286	$ 0	$ 216,396	$ 0
Fidelity Income Advantage	5,178	4,847	0	75,860	0	47,335	0
Fidelity Personal Retirement	0	0	100,387	0	444,312	0	90,737
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$ 68,423	$ 38,254	$ 100,387	$ 348,146	$ 444,312	$ 263,731	$ 90,737
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	2,056	2,890	0	7,157	0	5,525	0
Unit Value	$ 30.76	$ 11.56	$ 0	$ 38.05	$ 0	$ 39.17	$ 0
Fidelity Income Advantage:
Units Outstanding	173	426	0	2,045	0	1,241	0
Unit Value	$ 29.98	$ 11.38	$ 0	$ 37.09	$ 0	$ 38.18	$ 0
Fidelity Personal Retirement:
Units Outstanding	0	0	9,748	0	34,292	0	7,202
Highest Value	$ 0	$ 0	$ 13.63	$ 0	$ 13.95	$ 0	$ 15.32
Lowest Value	$ 0	$ 0	$ 9.79	$ 0	$ 10.69	$ 0	$ 10.78
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - contined

December 31, 2011

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Index 500	VIP - Asset Manager: Growth	VIP - Asset Manager: Growth Investor Class	VIP - Contrafund	VIP - Contrafund Investor Class	VIP - Balanced	VIP - Balanced Investor Class
Assets:
Investments at market value	$ 631,461	$ 78,600	$ 32,345	$ 810,621	$ 500,601	$ 123,822	$ 1,182,160
Receivable from FILI	0	4	0	21	1	7	0
Total assets	631,461	78,604	32,345	810,642	500,602	123,829	1,182,160
Liabilities:
Payable to FILI	14	0	0	0	0	0	0
Total net assets	$ 631,447	$ 78,604	$ 32,345	$ 810,642	$ 500,602	$ 123,829	$ 1,182,160
Net Assets:
Fidelity Retirement Reserves	$ 301,809	$ 63,149	$ 0	$ 724,339	$ 0	$ 88,756	$ 0
Fidelity Income Advantage	46,157	15,455	0	86,303	0	35,073	0
Fidelity Personal Retirement	283,481	0	32,345	0	500,602	0	262,109
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	920,051
Total net assets	$ 631,447	$ 78,604	$ 32,345	$ 810,642	$ 500,602	$ 123,829	$ 1,182,160
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	8,344	2,636	0	16,246	0	4,704	0
Unit Value	$ 36.17	$ 23.96	$ 0.00	$ 44.59	$ 0	$ 18.87	$ 0
Fidelity Income Advantage:
Units Outstanding	1,309	662	0	1,985	0	1,906	0
Unit Value	$ 35.26	$ 23.35	$ 0.00	$ 43.47	$ 0	$ 18.39	$ 0
Fidelity Personal Retirement:
Units Outstanding	23,614	0	2,688	0	39,873	0	19,968
Highest Value	$ 16.68	$ 0	$ 15.79	$ 0	$ 17.63	$ 0	$ 17.85
Lowest Value	$ 11.45	$ 0	$ 10.77	$ 0	$ 11.49	$ 0	$ 11.12
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	57,974
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 17.33
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 9.97
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	28,520
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 17.25
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 9.90

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - contined

December 31, 2011

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Dynamic Capital Appreciation	VIP - Dynamic Capital Appreciation Investor Class	VIP - Growth & Income	VIP - Growth & Income Investor Class	VIP - Growth Opportunities	VIP - Growth Opportunities Investor Class	VIP - Mid Cap	VIP - Mid Cap Investor Class
Assets:
Investments at market value	$ 12,831	$ 21,200	$ 97,806	$ 31,198	$ 60,851	$ 50,498	$ 343,017	$ 270,194
Receivable from FILI	0	0	0	0	2	0	10	0
Total assets	12,831	21,200	97,806	31,198	60,853	50,498	343,027	270,194
Liabilities:
Payable to FILI	0	0	11	0	0	0	0	1
Total net assets	$ 12,831	$ 21,200	$ 97,795	$ 31,198	$ 60,853	$ 50,498	$ 343,027	$ 270,193
Net Assets:
Fidelity Retirement Reserves	$ 10,965	$ 0	$ 77,659	$ 0	$ 50,925	$ 0	$ 288,826	$ 0
Fidelity Income Advantage	1,866	0	20,136	0	9,928	0	54,201	0
Fidelity Personal Retirement	0	21,200	0	31,198	0	50,498	0	270,193
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 12,831	$ 21,200	$ 97,795	$ 31,198	$ 60,853	$ 50,498	$ 343,027	$ 270,193
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	766	0	4,268	0	3,827	0	12,364	0
Unit Value	$ 14.30	$ 0	$ 18.19	$ 0	$ 13.31	$ 0	$ 23.36	$ 0
Fidelity Income Advantage:
Units Outstanding	133	0	1,136	0	765	0	2,375	0
Unit Value	$ 14.07	$ 0	$ 17.74	$ 0	$ 12.97	$ 0	$ 22.82	$ 0
Fidelity Personal Retirement:
Units Outstanding	0	1,702	0	2,617	0	4,161	0	20,885
Highest Value	$ 0	$ 18.20	$ 0	$ 16.58	$ 0	$ 20.77	$ 0	$ 18.58
Lowest Value	$ 0	$ 11.39	$ 0	$ 11.28	$ 0	$ 11.21	$ 0	$ 10.36
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - contined

December 31, 2011

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Value Strategies	VIP - Value Strategies Investor Class	VIP - Utilities	VIP - Utilities Investor Class	VIP - Technology	VIP - Technology Investor Class	VIP - Energy	VIP - Energy Investor Class
Assets:
Investments at market value	$ 43,338	$ 41,124	$ 26,682	$ 42,820	$ 64,086	$ 70,784	$ 116,662	$ 96,552
Receivable from FILI	0	0	0	0	1	1	3	0
Total assets	43,338	41,124	26,682	42,820	64,087	70,785	116,665	96,552
Liabilities:
Payable to FILI	0	0	0	0	0	0	0	0
Total net assets	$ 43,338	$ 41,124	$ 26,682	$ 42,820	$ 64,087	$ 70,785	$ 116,665	$ 96,552
Net Assets:
Fidelity Retirement Reserves	$ 34,617	$ 0	$ 23,234	$ 0	$ 57,871	$ 0	$ 102,653	$ 0
Fidelity Income Advantage	8,721	0	3,448	0	6,216	0	14,012	0
Fidelity Personal Retirement	0	41,124	0	42,820	0	70,785	0	96,552
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 43,338	$ 41,124	$ 26,682	$ 42,820	$ 64,087	$ 70,785	$ 116,665	$ 96,552
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	2,532	0	1,614	0	4,328	0	4,324	0
Unit Value	$ 13.67	$ 0	$ 14.39	$ 0	$ 13.37	$ 0	$ 23.74	$ 0
Fidelity Income Advantage:
Units Outstanding	649	0	245	0	475	0	603	0
Unit Value	$ 13.45	$ 0	$ 14.09	$ 0	$ 13.09	$ 0	$ 23.25	$ 0
Fidelity Personal Retirement:
Units Outstanding	0	3,595	0	3,112	0	5,008	0	6,916
Highest Value	$ 0	$ 22.97	$ 0	$ 14.86	$ 0	$ 26.12	$ 0	$ 18.64
Lowest Value	$ 0	$ 10.98	$ 0	$ 11.85	$ 0	$ 11.19	$ 0	$ 12.46
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - contined

December 31, 2011

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Health Care	VIP - Health Care Investor Class	VIP - Financial Services	VIP - Financial Services Investor Class	VIP - Industrials	VIP - Industrials Investor Class	VIP - Consumer Discretionary	VIP - Consumer Discretionary Investor Class
Assets:
Investments at market value	$ 46,833	$ 63,726	$ 10,884	$ 12,218	$ 31,582	$ 40,592	$ 6,864	$ 13,369
Receivable from FILI	1	0	0	0	0	0	1	0
Total assets	46,834	63,726	10,884	12,218	31,582	40,592	6,865	13,369
Liabilities:
Payable to FILI	0	0	0	0	0	0	0	0
Total net assets	$ 46,834	$ 63,726	$ 10,884	$ 12,218	$ 31,582	$ 40,592	$ 6,865	$ 13,369
Net Assets:
Fidelity Retirement Reserves	$ 40,773	$ 0	$ 10,400	$ 0	$ 26,805	$ 0	$ 6,010	$ 0
Fidelity Income Advantage	6,061	0	484	0	4,777	0	855	0
Fidelity Personal Retirement	0	63,726	0	12,218	0	40,592	0	13,369
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 46,834	$ 63,726	$ 10,884	$ 12,218	$ 31,582	$ 40,592	$ 6,865	$ 13,369
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	2,642	0	1,522	0	1,279	0	464	0
Unit Value	$ 15.43	$ 0	$ 6.83	$ 0	$ 20.96	$ 0	$ 12.94	$ 0
Fidelity Income Advantage:
Units Outstanding	401	0	72	0	233	0	67	0
Unit Value	$ 15.11	$ 0	$ 6.69	$ 0	$ 20.53	$ 0	$ 12.67	$ 0
Fidelity Personal Retirement:
Units Outstanding	0	4,588	0	1,781	0	2,836	0	1,069
Highest Value	$ 0	$ 19.07	$ 0	$ 14.37	$ 0	$ 20.55	$ 0	$ 21.71
Lowest Value	$ 0	$ 12.94	$ 0	$ 5.73	$ 0	$ 11.61	$ 0	$ 11.88
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - contined

December 31, 2011

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Real Estate	VIP - Real Estate Investor Class	VIP - Strategic Income	VIP - Strategic Income Investor Class	VIP - Growth Strategies	VIP - Growth Strategies Investor Class	VIP - International Capital Appreciation, Class R	VIP - International Capital Appreciation, Class R Investor Class
Assets:
Investments at market value	$ 46,794	$ 74,345	$ 139,751	$ 754,252	$ 4,524	$ 6,664	$ 9,623	$ 22,731
Receivable from FILI	3	0	3	0	0	0	2	0
Total assets	46,797	74,345	139,754	754,252	4,524	6,664	9,625	22,731
Liabilities:
Payable to FILI	0	0	0	0	0	0	0	0
Total net assets	$ 46,797	$ 74,345	$ 139,754	$ 754,252	$ 4,524	$ 6,664	$ 9,625	$ 22,731
Net Assets:
Fidelity Retirement Reserves	$ 41,406	$ 0	$ 118,746	$ 0	$ 3,605	$ 0	$ 8,396	$ 0
Fidelity Income Advantage	5,391	0	21,008	0	919	0	1,229	0
Fidelity Personal Retirement	0	74,345	0	754,252	0	6,664	0	22,731
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 46,797	$ 74,345	$ 139,754	$ 754,252	$ 4,524	$ 6,664	$ 9,625	$ 22,731
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,981	0	7,333	0	335	0	826	0
Unit Value	$ 20.91	$ 0	$ 16.19	$ 0	$ 10.75	$ 0	$ 10.17	$ 0
Fidelity Income Advantage:
Units Outstanding	262	0	1,317	0	87	0	122	0
Unit Value	$ 20.56	$ 0	$ 15.94	$ 0	$ 10.61	$ 0	$ 10.03	$ 0
Fidelity Personal Retirement:
Units Outstanding	0	5,319	0	54,717	0	589	0	2,160
Highest Value	$ 0	$ 28.65	$ 0	$ 15.64	$ 0	$ 18.45	$ 0	$ 19.92
Lowest Value	$ 0	$ 11.72	$ 0	$ 10.71	$ 0	$ 10.47	$ 0	$ 9.89
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - contined

December 31, 2011

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Value Leaders	VIP - Value Leaders Investor Class	VIP - Value	VIP - Value Investor Class	VIP - Growth Stock	VIP - Growth Stock Investor Class	VIP - Freedom Income	VIP - Freedom Income Investor Class
Assets:
Investments at market value	$ 5,837	$ 11,967	$ 13,110	$ 28,158	$ 8,485	$ 22,177	$ 9,591	$ 28,303
Receivable from FILI	0	0	0	0	0	0	0	0
Total assets	5,837	11,967	13,110	28,158	8,485	22,177	9,591	28,303
Liabilities:
Payable to FILI	0	0	0	0	0	0	0	0
Total net assets	$ 5,837	$ 11,967	$ 13,110	$ 28,158	$ 8,485	$ 22,177	$ 9,591	$ 28,303
Net Assets:
Fidelity Retirement Reserves	$ 4,960	$ 0	$ 10,781	$ 0	$ 7,272	$ 0	$ 9,591	$ 0
Fidelity Income Advantage	877	0	2,329	0	1,213	0	0	0
Fidelity Personal Retirement	0	11,967	0	28,158	0	22,177	0	28,303
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 5,837	$ 11,967	$ 13,110	$ 28,158	$ 8,485	$ 22,177	$ 9,591	$ 28,303
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	556	0	1,034	0	599	0	770	0
Unit Value	$ 8.92	$ 0	$ 10.43	$ 0	$ 12.13	$ 0	$ 12.45	$ 0
Fidelity Income Advantage:
Units Outstanding	100	0	226	0	101	0	0	0
Unit Value	$ 8.80	$ 0	$ 10.29	$ 0	$ 11.97	$ 0	$ 0	$ 0
Fidelity Personal Retirement:
Units Outstanding	0	1,237	0	2,506	0	1,742	0	2,276
Highest Value	$ 0	$ 15.20	$ 0	$ 19.99	$ 0	$ 19.65	$ 0	$ 13.03
Lowest Value	$ 0	$ 8.82	$ 0	$ 10.33	$ 0	$ 12.04	$ 0	$ 10.53
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - contined

December 31, 2011

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom 2005	VIP - Freedom 2005 Investor Class	VIP - Freedom 2010	VIP - Freedom 2010 Investor Class	VIP - Freedom 2015	VIP - Freedom 2015 Investor Class
Assets:
Investments at market value	$ 4,940	$ 8,618	$ 15,014	$ 46,201	$ 28,585	$ 61,744
Receivable from FILI	0	0	0	0	0	0
Total assets	4,940	8,618	15,014	46,201	28,585	61,744
Liabilities:
Payable to FILI	0	0	0	0	0	0
Total net assets	$ 4,940	$ 8,618	$ 15,014	$ 46,201	$ 28,585	$ 61,744
Net Assets:
Fidelity Retirement Reserves	$ 4,940	$ 0	$ 15,014	$ 0	$ 28,585	$ 0
Fidelity Income Advantage	0	0	0	0	0	0
Fidelity Personal Retirement	0	8,618	0	46,201	0	61,744
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 4,940	$ 8,618	$ 15,014	$ 46,201	$ 28,585	$ 61,744
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	397	0	1,196	0	2,255	0
Unit Value	$ 12.43	$ 0	$ 12.55	$ 0	$ 12.68	$ 0
Fidelity Income Advantage:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Personal Retirement:
Units Outstanding	0	673	0	3,649	0	4,778
Highest Value	$ 0	$ 14.80	$ 0	$ 15.19	$ 0	$ 15.42
Lowest Value	$ 0	$ 10.78	$ 0	$ 10.87	$ 0	$ 10.90
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - contined

December 31, 2011

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom 2020	VIP - Freedom 2020 Investor Class	VIP - Freedom 2025	VIP - Freedom 2025 Investor Class	VIP - Freedom 2030	VIP - Freedom 2030 Investor Class
Assets:
Investments at market value	$ 23,240	$ 92,705	$ 11,282	$ 48,490	$ 12,903	$ 47,581
Receivable from FILI	0	20	0	0	0	0
Total assets	23,240	92,725	11,282	48,490	12,903	47,581
Liabilities:
Payable to FILI	0	0	0	0	0	0
Total net assets	$ 23,240	$ 92,725	$ 11,282	$ 48,490	$ 12,903	$ 47,581
Net Assets:
Fidelity Retirement Reserves	$ 23,240	$ 0	$ 11,282	$ 0	$ 12,903	$ 0
Fidelity Income Advantage	0	0	0	0	0	0
Fidelity Personal Retirement	0	92,725	0	48,490	0	47,581
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 23,240	$ 92,725	$ 11,282	$ 48,490	$ 12,903	$ 47,581
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,869	0	909	0	1,070	0
Unit Value	$ 12.43	$ 0	$ 12.42	$ 0	$ 12.06	$ 0
Fidelity Income Advantage:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Personal Retirement:
Units Outstanding	0	7,320	0	3,774	0	3,797
Highest Value	$ 0	$ 16.19	$ 0	$ 16.44	$ 0	$ 16.79
Lowest Value	$ 0	$ 11.01	$ 0	$ 11.03	$ 0	$ 11.08
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - contined

December 31, 2011

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I	VIP - Freedom Lifetime Income II	VIP - Freedom Lifetime Income III	VIP - Disciplined Small Cap	VIP - Disciplined Small Cap Investor Class	VIP - FundsManager 20%	VIP - FundsManager 50%
Assets:
Investments at market value	$ 8,619	$ 16,059	$ 6,821	$ 18,261	$ 49,155	$ 472,645	$ 677,139
Receivable from FILI	1	2	0	1	0	0	36
Total assets	8,620	16,061	6,821	18,262	49,155	472,645	677,175
Liabilities:
Payable to FILI	0	0	0	0	0	0	0
Total net assets	$ 8,620	$ 16,061	$ 6,821	$ 18,262	$ 49,155	$ 472,645	$ 677,175
Net Assets:
Fidelity Retirement Reserves	$ 0	$ 0	$ 0	$ 15,743	$ 0	$ 60,340	$ 89,241
Fidelity Income Advantage	0	0	0	2,519	0	11,955	54,570
Fidelity Personal Retirement	0	0	0	0	49,155	397,170	522,395
Fidelity Freedom Lifetime Income	8,620	16,061	6,821	0	0	3,180	10,969
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$ 8,620	$ 16,061	$ 6,821	$ 18,262	$ 49,155	$ 472,645	$ 677,175
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	0	0	0	1,655	0	5,111	8,013
Unit Value	$ 0	$ 0	$ 0	$ 9.51	$ 0	$ 11.81	$ 11.14
Fidelity Income Advantage:
Units Outstanding	0	0	0	268	0	1,024	4,955
Unit Value	$ 0	$ 0	$ 0	$ 9.40	$ 0	$ 11.67	$ 11.01
Fidelity Personal Retirement:
Units Outstanding	0	0	0	0	4,347	33,196	43,862
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 18.12	$ 12.63	$ 14.36
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 9.77	$ 10.60	$ 10.84
Fidelity Freedom Lifetime Income:
Units Outstanding	692	1,287	568	0	0	292	1,066
Unit Value	$ 12.45	$ 12.48	$ 12.01	$ 0	$ 0	$ 10.90	$ 10.29
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - contined

December 31, 2011

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - FundsManager 60%	VIP - FundsManager 70%	VIP - FundsManager 85%	VIP - Consumer Staples	VIP - Consumer Staples Investor Class	VIP - Materials	VIP - Materials Investor Class
Assets:
Investments at market value	$ 1,179,274	$ 494,533	$ 209,789	$ 12,545	$ 40,835	$ 25,308	$ 45,823
Receivable from FILI	0	3	2	10	0	1	0
Total assets	1,179,274	494,536	209,791	12,555	40,835	25,309	45,823
Liabilities:
Payable to FILI	25	0	0	0	0	0	0
Total net assets	$ 1,179,249	$ 494,536	$ 209,791	$ 12,555	$ 40,835	$ 25,309	$ 45,823
Net Assets:
Fidelity Retirement Reserves	$ 34,603	$ 47,553	$ 34,652	$ 10,798	$ 0	$ 21,767	$ 0
Fidelity Income Advantage	21,052	31,025	14,427	1,757	0	3,542	0
Fidelity Personal Retirement	254,596	415,043	158,837	0	40,835	0	45,823
Fidelity Freedom Lifetime Income	8,255	915	1,875	0	0	0	0
Fidelity Growth and Guaranteed Income	860,743	0	0	0	0	0	0
Total net assets	$ 1,179,249	$ 494,536	$ 209,791	$ 12,555	$ 40,835	$ 25,309	$ 45,823
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	3,470	4,597	3,563	850	0	1,772	0
Unit Value	$ 9.97	$ 10.34	$ 9.73	$ 12.71	$ 0	$ 12.28	$ 0
Fidelity Income Advantage:
Units Outstanding	2,129	3,033	1,500	139	0	291	0
Unit Value	$ 9.90	$ 10.23	$ 9.61	$ 12.59	$ 0	$ 12.17	$ 0
Fidelity Personal Retirement:
Units Outstanding	22,761	36,560	14,743	0	3,126	0	3,475
Highest Value	$ 14.97	$ 15.31	$ 16.01	$ 0	$ 16.25	$ 0	$ 25.44
Lowest Value	$ 10.18	$ 10.67	$ 10.04	$ 0	$ 12.09	$ 0	$ 11.59
Fidelity Freedom Lifetime Income:
Units Outstanding	822	96	208	0	0	0	0
Unit Value	$ 10.05	$ 9.58	$ 9.03	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	48,119	0	0	0	0	0	0
Highest Value	$ 14.53	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 9.70	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	31,276	0	0	0	0	0	0
Highest Value	$ 14.46	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 9.64	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - contined

December 31, 2011

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Telecommunications	VIP - Telecommunications Investor Class	VIP - Emerging Markets	VIP - Emerging Markets Investor Class	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt
Assets:
Investments at market value	$ 2,767	$ 5,543	$ 13,797	$ 27,571	$ 122,688	$ 166,236
Receivable from FILI	0	0	0	0	2	0
Total assets	2,767	5,543	13,797	27,571	122,690	166,236
Liabilities:
Payable to FILI	0	0	0	0	0	0
Total net assets	$ 2,767	$ 5,543	$ 13,797	$ 27,571	$ 122,690	$ 166,236
Net Assets:
Fidelity Retirement Reserves	$ 2,375	$ 0	$ 12,726	$ 0	$ 69,738	$ 32,881
Fidelity Income Advantage	392	0	1,071	0	7,378	4,108
Fidelity Personal Retirement	0	5,543	0	27,571	45,574	129,247
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 2,767	$ 5,543	$ 13,797	$ 27,571	$ 122,690	$ 166,236
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	276	0	1,798	0	2,965	1,167
Unit Value	$ 8.58	$ 0	$ 7.08	$ 0	$ 23.52	$ 28.18
Fidelity Income Advantage:
Units Outstanding	46	0	152	0	322	150
Unit Value	$ 8.50	$ 0	$ 7.03	$ 0	$ 22.93	$ 27.47
Fidelity Personal Retirement:
Units Outstanding	0	554	0	3,130	4,073	9,712
Highest Value	$ 0	$ 21.28	$ 0	$ 19.22	$ 19.27	$ 16.84
Lowest Value	$ 0	$ 8.78	$ 0	$ 7.21	$ 9.33	$ 10.57
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - contined

December 31, 2011

(In thousands, except per unit data)	Subaccounts Investing In:
	UIF - Global Tactical Asset Allocation	Invesco - Van Kampen Global Value Equity	WFAF - Advantage VT Discovery	WFAF - Advantage VT Opportunity
Assets:
Investments at market value	$ 34,613	$ 20,942	$ 25,411	$ 17,521
Receivable from FILI	1	0	1	2
Total assets	34,614	20,942	25,412	17,523
Liabilities:
Payable to FILI	0	1	0	0
Total net assets	$ 34,614	$ 20,941	$ 25,412	$ 17,523
Net Assets:
Fidelity Retirement Reserves	$ 13,187	$ 10,094	$ 21,842	$ 14,981
Fidelity Income Advantage	3,886	2,453	3,570	2,542
Fidelity Personal Retirement	17,541	8,394	0	0
Fidelity Freedom Lifetime Income	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0
Total net assets	$ 34,614	$ 20,941	$ 25,412	$ 17,523
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,049	788	1,015	664
Unit Value	$ 12.57	$ 12.81	$ 21.52	$ 22.57
Fidelity Income Advantage:
Units Outstanding	317	196	170	116
Unit Value	$ 12.25	$ 12.49	$ 20.98	$ 22.01
Fidelity Personal Retirement:
Units Outstanding	1,703	954	0	0
Highest Value	$ 15.78	$ 12.89	$ 0	$ 0
Lowest Value	$ 9.27	$ 8.03	$ 0	$ 0
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0
Unit Value	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities - contined

December 31, 2011

(In thousands, except per unit data)	Subaccounts Investing In:
	Lazard - Retirement Emerging Markets	PVIT - Low Duration	PVIT - Real Return	PVIT - Total Return
Assets:
Investments at market value	$ 151,783	$ 491,312	$ 403,892	$ 607,711
Receivable from FILI	5	0	0	2
Total assets	151,788	491,312	403,892	607,713
Liabilities:
Payable to FILI	0	0	0	0
Total net assets	$ 151,788	$ 491,312	$ 403,892	$ 607,713
Net Assets:
Fidelity Retirement Reserves	$ 38,459	$ 50,480	$ 45,748	$ 50,387
Fidelity Income Advantage	2,969	3,183	4,370	3,042
Fidelity Personal Retirement	110,360	437,649	353,774	554,284
Fidelity Freedom Lifetime Income	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0
Total net assets	$ 151,788	$ 491,312	$ 403,892	$ 607,713
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	3,075	4,752	3,746	4,518
Unit Value	$ 12.51	$ 10.62	$ 12.21	$ 11.15
Fidelity Income Advantage:
Units Outstanding	240	301	359	274
Unit Value	$ 12.36	$ 10.57	$ 12.16	$ 11.10
Fidelity Personal Retirement:
Units Outstanding	8,818	41,481	29,607	50,457
Highest Value	$ 20.34	$ 10.76	$ 12.37	$ 11.29
Lowest Value	$ 9.40	$ 10.18	$ 11.17	$ 10.34
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0
Unit Value	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations

For the year ended December 31, 2011

(In thousands)	Subaccounts Investing In:
	VIP - Money Market	VIP - Money Market Investor Class	VIP - High Income	VIP - High Income Investor Class	VIP - Equity-Income	VIP - Equity-Income Investor Class
Income:
Dividends	$ 520	$ 654	$ 9,283	$ 15,197	$ 10,518	$ 3,408
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	3,303	0	814	0	2,822	0
Administrative and other charges	220	0	54	0	188	0
Total expenses	3,523	0	868	0	3,010	0
Fidelity Income Advantage:
Mortality and expense risk charges	298	0	268	0	466	0
Administrative and other charges	100	0	90	0	155	0
Total expenses	398	0	358	0	621	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	1,267	0	340	0	225
Administrative and other charges	0	383	0	111	0	67
Total expenses	0	1,650	0	451	0	292
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	6	0	0	0	0
Administrative and other charges	0	1	0	0	0	0
Total expenses	0	7	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	24	0	0	0	0
Administrative and other charges	0	6	0	0	0	0
Total expenses	0	30	0	0	0	0
Total expenses	3,921	1,687	1,226	451	3,631	292
Net investment income (loss)	(3,401)	(1,033)	8,057	14,746	6,887	3,116
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	0	0	(3,899)	2,948	(13,730)	909
Realized gain distributions	0	0	0	0	0	0
Net realized gain (loss) on investments	0	0	(3,899)	2,948	(13,730)	909
Unrealized appreciation (depreciation)	0	0	402	(10,751)	8,403	(3,630)
Net increase (decrease) in net assets from operations	$ (3,401)	$ (1,033)	$ 4,560	$ 6,943	$ 1,560	$ 395

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - contined

For the year ended December 31, 2011

(In thousands)	Subaccounts Investing In:
	VIP - Growth	VIP - Growth Investor Class	VIP - Overseas	VIP - Overseas, Class R	VIP - Overseas, Class R Investor Class	VIP - Investment Grade Bond	VIP - Investment Grade Bond Investor Class
Income:
Dividends	$ 1,365	$ 271	$ 1,140	$ 644	$ 1,581	$ 11,205	$ 13,997
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	2,645	0	596	325	0	2,014	0
Administrative and other charges	176	0	40	22	0	134	0
Total expenses	2,821	0	636	347	0	2,148	0
Fidelity Income Advantage:
Mortality and expense risk charges	284	0	49	50	0	575	0
Administrative and other charges	94	0	16	16	0	192	0
Total expenses	378	0	65	66	0	767	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	157	0	0	203	0	638
Administrative and other charges	0	46	0	0	60	0	191
Total expenses	0	203	0	0	263	0	829
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	3,199	203	701	413	263	2,915	829
Net investment income (loss)	(1,834)	68	439	231	1,318	8,290	13,168
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(12,976)	884	(4,927)	(2,893)	(85)	(93)	2,199
Realized gain distributions	1,332	308	167	99	215	9,193	10,403
Net realized gain (loss) on investments	(11,644)	1,192	(4,760)	(2,794)	130	9,100	12,602
Unrealized appreciation (depreciation)	12,358	(2,304)	(10,928)	(6,239)	(24,167)	3,797	(204)
Net increase (decrease) in net assets from operations	$ (1,120)	$ (1,044)	$ (15,249)	$ (8,802)	$ (22,719)	$ 21,187	$ 25,566

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - contined

For the year ended December 31, 2011

(In thousands)	Subaccounts Investing In:
	VIP - Asset Manager	VIP - Asset Manager Investor Class	VIP - Index 500	VIP - Asset Manager: Growth	VIP - Asset Manager: Growth Investor Class	VIP - Contrafund	VIP - Contrafund Investor Class
Income:
Dividends	$ 5,485	$ 1,818	$ 12,687	$ 1,393	$ 552	$ 8,718	$ 4,975
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	1,803	0	2,453	543	0	6,058	0
Administrative and other charges	120	0	164	36	0	404	0
Total expenses	1,923	0	2,617	579	0	6,462	0
Fidelity Income Advantage:
Mortality and expense risk charges	387	0	371	130	0	720	0
Administrative and other charges	130	0	124	44	0	240	0
Total expenses	517	0	495	174	0	960	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	157	446	0	59	0	886
Administrative and other charges	0	46	139	0	17	0	260
Total expenses	0	203	585	0	76	0	1,146
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	2,440	203	3,697	753	76	7,422	1,146
Net investment income (loss)	3,045	1,615	8,990	640	476	1,296	3,829
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(2,945)	1,037	(317)	(1,180)	275	(4,269)	4,672
Realized gain distributions	1,340	457	15,341	168	70	0	0
Net realized gain (loss) on investments	(1,605)	1,494	15,024	(1,012)	345	(4,269)	4,672
Unrealized appreciation (depreciation)	(10,561)	(6,131)	(15,197)	(5,566)	(3,355)	(24,723)	(24,677)
Net increase (decrease) in net assets from operations	$ (9,121)	$ (3,022)	$ 8,817	$ (5,938)	$ (2,534)	$ (27,696)	$ (16,176)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - contined

For the year ended December 31, 2011

(In thousands)	Subaccounts Investing In:
	VIP - Balanced	VIP - Balanced Investor Class	VIP - Dynamic Capital Appreciation	VIP - Dynamic Capital Appreciation Investor Class	VIP - Growth & Income	VIP - Growth & Income Investor Class
Income:
Dividends	$ 2,172	$ 19,847	$ 34	$ 43	$ 1,801	$ 547
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	758	0	96	0	626	0
Administrative and other charges	51	0	6	0	42	0
Total expenses	809	0	102	0	668	0
Fidelity Income Advantage:
Mortality and expense risk charges	298	0	17	0	161	0
Administrative and other charges	99	0	6	0	53	0
Total expenses	397	0	23	0	214	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	480	0	31	0	51
Administrative and other charges	0	134	0	18	0	15
Total expenses	0	614	0	49	0	66
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	9,157	0	0	0	0
Administrative and other charges	0	2,481	0	0	0	0
Total expenses	0	11,638	0	0	0	0
Total expenses	1,206	12,252	125	49	882	66
Net investment income (loss)	966	7,595	(91)	(6)	919	481
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	821	25,248	(355)	(55)	(3,467)	389
Realized gain distributions	348	3,346	0	0	0	0
Net realized gain (loss) on investments	1,169	28,594	(355)	(55)	(3,467)	389
Unrealized appreciation (depreciation)	(8,323)	(95,655)	7	(605)	3,481	(606)
Net increase (decrease) in net assets from operations	$ (6,188)	$ (59,466)	$ (439)	$ (666)	$ 933	$ 264

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - contined

For the year ended December 31, 2011

(In thousands)	Subaccounts Investing In:
	VIP - Growth Opportunities	VIP - Growth Opportunities Investor Class	VIP - Mid Cap	VIP - Mid Cap Investor Class	VIP - Value Strategies	VIP - Value Strategies Investor Class
Income:
Dividends	$ 103	$ 51	$ 981	$ 523	$ 490	$ 429
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	395	0	2,646	0	311	0
Administrative and other charges	26	0	176	0	21	0
Total expenses	421	0	2,822	0	332	0
Fidelity Income Advantage:
Mortality and expense risk charges	75	0	486	0	73	0
Administrative and other charges	25	0	162	0	25	0
Total expenses	100	0	648	0	98	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	71	0	517	0	70
Administrative and other charges	0	22	0	154	0	23
Total expenses	0	93	0	671	0	93
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	521	93	3,470	671	430	93
Net investment income (loss)	(418)	(42)	(2,489)	(148)	60	336
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(322)	2,274	11,138	1,746	(3,648)	(969)
Realized gain distributions	0	0	650	514	0	0
Net realized gain (loss) on investments	(322)	2,274	11,788	2,260	(3,648)	(969)
Unrealized appreciation (depreciation)	1,284	(2,569)	(56,021)	(37,636)	(1,082)	(3,691)
Net increase (decrease) in net assets from operations	$ 544	$ (337)	$ (46,722)	$ (35,524)	$ (4,670)	$ (4,324)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - contined

For the year ended December 31, 2011

(In thousands)	Subaccounts Investing In:
	VIP - Utilities	VIP - Utilities Investor Class	VIP - Technology	VIP - Technology Investor Class	VIP - Energy	VIP - Energy Investor Class
Income:
Dividends	$ 457	$ 716	$ 0	$ 0	$ 1,424	$ 1,090
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	131	0	564	0	962	0
Administrative and other charges	9	0	38	0	64	0
Total expenses	140	0	602	0	1,026	0
Fidelity Income Advantage:
Mortality and expense risk charges	19	0	68	0	131	0
Administrative and other charges	6	0	23	0	43	0
Total expenses	25	0	91	0	174	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	40	0	139	0	187
Administrative and other charges	0	12	0	44	0	57
Total expenses	0	52	0	183	0	244
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	165	52	693	183	1,200	244
Net investment income (loss)	292	664	(693)	(183)	224	846
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(467)	(90)	6,389	4,441	324	1,985
Realized gain distributions	0	0	3,007	2,956	0	0
Net realized gain (loss) on investments	(467)	(90)	9,396	7,397	324	1,985
Unrealized appreciation (depreciation)	2,609	2,642	(17,497)	(16,685)	(8,845)	(10,589)
Net increase (decrease) in net assets from operations	$ 2,434	$ 3,216	$ (8,794)	$ (9,471)	$ (8,297)	$ (7,758)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - contined

For the year ended December 31, 2011

(In thousands)	Subaccounts Investing In:
	VIP - Health Care	VIP - Health Care Investor Class	VIP - Financial Services	VIP - Financial Services Investor Class	VIP - Industrials	VIP - Industrials Investor Class
Income:
Dividends	$ 0	$ 0	$ 56	$ 49	$ 357	$ 418
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	298	0	98	0	263	0
Administrative and other charges	20	0	6	0	17	0
Total expenses	318	0	104	0	280	0
Fidelity Income Advantage:
Mortality and expense risk charges	40	0	7	0	46	0
Administrative and other charges	13	0	3	0	16	0
Total expenses	53	0	10	0	62	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	84	0	27	0	84
Administrative and other charges	0	26	0	8	0	26
Total expenses	0	110	0	35	0	110
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	371	110	114	35	342	110
Net investment income (loss)	(371)	(110)	(58)	14	15	308
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	2,126	1,151	(1,728)	(970)	486	865
Realized gain distributions	0	0	0	0	0	0
Net realized gain (loss) on investments	2,126	1,151	(1,728)	(970)	486	865
Unrealized appreciation (depreciation)	(594)	148	(1,083)	(2,718)	(3,528)	(5,099)
Net increase (decrease) in net assets from operations	$ 1,161	$ 1,189	$ (2,869)	$ (3,674)	$ (3,027)	$ (3,926)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - contined

For the year ended December 31, 2011

(In thousands)	Subaccounts Investing In:
	VIP - Consumer Discretionary	VIP - Consumer Discretionary Investor Class	VIP - Real Estate	VIP - Real Estate Investor Class	VIP - Strategic Income	VIP - Strategic Income Investor Class
Income:
Dividends	$ 46	$ 68	$ 523	$ 779	$ 5,783	$ 30,511
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	61	0	333	0	892	0
Administrative and other charges	4	0	22	0	59	0
Total expenses	65	0	355	0	951	0
Fidelity Income Advantage:
Mortality and expense risk charges	8	0	43	0	158	0
Administrative and other charges	3	0	14	0	53	0
Total expenses	11	0	57	0	211	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	24	0	111	0	1,117
Administrative and other charges	0	8	0	35	0	337
Total expenses	0	32	0	146	0	1,454
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	76	32	412	146	1,162	1,454
Net investment income (loss)	(30)	36	111	633	4,621	29,057
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	688	886	(528)	665	2,157	2,626
Realized gain distributions	0	0	0	0	2,949	15,075
Net realized gain (loss) on investments	688	886	(528)	665	5,106	17,701
Unrealized appreciation (depreciation)	(899)	(1,272)	3,279	2,561	(4,633)	(20,476)
Net increase (decrease) in net assets from operations	$ (241)	$ (350)	$ 2,862	$ 3,859	$ 5,094	$ 26,282

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - contined

For the year ended December 31, 2011

(In thousands)	Subaccounts Investing In:
	VIP - Growth Strategies	VIP - Growth Strategies Investor Class	VIP - Capital Appreciation, Class R	VIP - Capital Appreciation, Investor Class	VIP - Value Leaders	VIP - Value Leaders Investor Class
Income:
Dividends	$ 0	$ 0	$ 96	$ 227	$ 93	$ 192
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	37	0	75	0	48	0
Administrative and other charges	2	0	5	0	3	0
Total expenses	39	0	80	0	51	0
Fidelity Income Advantage:
Mortality and expense risk charges	8	0	11	0	8	0
Administrative and other charges	2	0	4	0	3	0
Total expenses	10	0	15	0	11	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	13	0	43	0	23
Administrative and other charges	0	4	0	12	0	7
Total expenses	0	17	0	55	0	30
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	49	17	95	55	62	30
Net investment income (loss)	(49)	(17)	1	172	31	162
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(162)	66	(123)	(421)	(1,117)	(1,271)
Realized gain distributions	0	0	14	27	0	0
Net realized gain (loss) on investments	(162)	66	(109)	(394)	(1,117)	(1,271)
Unrealized appreciation (depreciation)	(353)	(819)	(1,308)	(3,033)	520	133
Net increase (decrease) in net assets from operations	$ (564)	$ (770)	$ (1,416)	$ (3,255)	$ (566)	$ (976)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - contined

For the year ended December 31, 2011

(In thousands)	Subaccounts Investing In:
	VIP - Value	VIP - Value Investor Class	VIP - Growth Stock	VIP - Growth Stock Investor Class	VIP - Freedom Income	VIP - Freedom Income Investor Class
Income:
Dividends	$ 147	$ 296	$ 0	$ 0	$ 172	$ 510
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	100	0	53	0	74	0
Administrative and other charges	7	0	3	0	5	0
Total expenses	107	0	56	0	79	0
Fidelity Income Advantage:
Mortality and expense risk charges	20	0	9	0	0	0
Administrative and other charges	7	0	3	0	0	0
Total expenses	27	0	12	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	57	0	31	0	53
Administrative and other charges	0	17	0	10	0	15
Total expenses	0	74	0	41	0	68
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	134	74	68	41	79	68
Net investment income (loss)	13	222	(68)	(41)	93	442
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	549	46	258	571	20	75
Realized gain distributions	0	0	0	0	36	190
Net realized gain (loss) on investments	549	46	258	571	56	265
Unrealized appreciation (depreciation)	(970)	(1,075)	(346)	(1,337)	(77)	(340)
Net increase (decrease) in net assets from operations	$ (408)	$ (807)	$ (156)	$ (807)	$ 72	$ 367

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - contined

For the year ended December 31, 2011

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2005	VIP - Freedom 2005 Investor Class	VIP - Freedom 2010	VIP - Freedom 2010 Investor Class	VIP - Freedom 2015	VIP - Freedom 2015 Investor Class
Income:
Dividends	$ 94	$ 162	$ 321	$ 989	$ 609	$ 1,324
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	38	0	125	0	230	0
Administrative and other charges	3	0	8	0	15	0
Total expenses	41	0	133	0	245	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	18	0	92	0	122
Administrative and other charges	0	5	0	25	0	32
Total expenses	0	23	0	117	0	154
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	41	23	133	117	245	154
Net investment income (loss)	53	139	188	872	364	1,170
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(50)	(21)	(24)	96	244	165
Realized gain distributions	18	60	79	189	147	476
Net realized gain (loss) on investments	(32)	39	55	285	391	641
Unrealized appreciation (depreciation)	(53)	(242)	(366)	(1,403)	(1,081)	(2,251)
Net increase (decrease) in net assets from operations	$ (32)	$ (64)	$ (123)	$ (246)	$ (326)	$ (440)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - contined

For the year ended December 31, 2011

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2020	VIP - Freedom 2020 Investor Class	VIP - Freedom 2025	VIP - Freedom 2025 Investor Class	VIP - Freedom 2030	VIP - Freedom 2030 Investor Class
Income:
Dividends	$ 510	$ 2,041	$ 243	$ 1,061	$ 279	$ 1,022
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	185	0	96	0	102	0
Administrative and other charges	12	0	6	0	7	0
Total expenses	197	0	102	0	109	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	171	0	91	0	92
Administrative and other charges	0	47	0	23	0	24
Total expenses	0	218	0	114	0	116
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	197	218	102	114	109	116
Net investment income (loss)	313	1,823	141	947	170	906
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	143	423	281	458	(33)	551
Realized gain distributions	88	512	37	176	39	172
Net realized gain (loss) on investments	231	935	318	634	6	723
Unrealized appreciation (depreciation)	(1,013)	(4,371)	(760)	(3,084)	(675)	(3,301)
Net increase (decrease) in net assets from operations	$ (469)	$ (1,613)	$ (301)	$ (1,503)	$ (499)	$ (1,672)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - contined

For the year ended December 31, 2011

(In thousands)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I	VIP - Freedom Lifetime Income II	VIP - Freedom Lifetime Income III	VIP - Disciplined Small Cap	VIP - Disciplined Small Cap Investor Class	VIP - FundsManager 20%	VIP - FundsManager 50%
Income:
Dividends	$ 186	$ 360	$ 150	$ 94	$ 217	$ 7,596	$ 11,932
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	0	0	0	128	0	429	704
Administrative and other charges	0	0	0	9	0	29	47
Total expenses	0	0	0	137	0	458	751
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	20	0	85	431
Administrative and other charges	0	0	0	7	0	29	144
Total expenses	0	0	0	27	0	114	575
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	0	79	601	907
Administrative and other charges	0	0	0	0	25	170	250
Total expenses	0	0	0	0	104	771	1,157
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	41	78	35	0	0	13	34
Administrative and other charges	8	15	7	0	0	3	7
Total expenses	49	93	42	0	0	16	41
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	49	93	42	164	104	1,359	2,524
Net investment income (loss)	137	267	108	(70)	113	6,237	9,408
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	69	20	9	963	1,464	3,596	8,121
Realized gain distributions	55	72	21	0	0	868	1,492
Net realized gain (loss) on investments	124	92	30	963	1,464	4,464	9,613
Unrealized appreciation (depreciation)	(259)	(430)	(334)	(1,582)	(3,108)	(3,423)	(25,634)
Net increase (decrease) in net assets from operations	$ 2	$ (71)	$ (196)	$ (689)	$ (1,531)	$ 7,278	$ (6,613)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - contined

For the year ended December 31, 2011

(In thousands)	Subaccounts Investing In:
	VIP - FundsManager 60%	VIP - FundsManager 70%	VIP - FundsManager 85%	VIP - Consumer Staples	VIP - Consumer Staples Investor Class	VIP - Materials	VIP - Materials Investor Class
Income:
Dividends	$ 16,949	$ 8,110	$ 2,645	$ 130	$ 399	$ 437	$ 736
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	277	400	297	57	0	226	0
Administrative and other charges	18	27	20	4	0	15	0
Total expenses	295	427	317	61	0	241	0
Fidelity Income Advantage:
Mortality and expense risk charges	169	258	120	13	0	38	0
Administrative and other charges	56	87	38	0	0	2	0
Total expenses	225	345	158	13	0	40	0
Fidelity Personal Retirement:
Mortality and expense risk charges	397	757	267	0	37	0	89
Administrative and other charges	117	209	79	0	11	0	28
Total expenses	514	966	346	0	48	0	117
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	23	2	8	0	0	0	0
Administrative and other charges	5	0	2	0	0	0	0
Total expenses	28	2	10	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	8,819	0	0	0	0	0	0
Administrative and other charges	2,301	0	0	0	0	0	0
Total expenses	11,120	0	0	0	0	0	0
Total expenses	12,182	1,740	831	74	48	281	117
Net investment income (loss)	4,767	6,370	1,814	56	351	156	619
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	27,113	3,565	2,051	388	551	2,831	2,484
Realized gain distributions	2,561	1,289	553	0	0	0	0
Net realized gain (loss) on investments	29,674	4,854	2,604	388	551	2,831	2,484
Unrealized appreciation (depreciation)	(72,362)	(28,763)	(17,799)	220	1,169	(6,342)	(8,501)
Net increase (decrease) in net assets from operations	$ (37,921)	$ (17,539)	$ (13,381)	$ 664	$ 2,071	$ (3,355)	$ (5,398)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - contined

For the year ended December 31, 2011

(In thousands)	Subaccounts Investing In:
	VIP - Telecommunications	VIP - Telecommunications Investor Class	VIP - Emerging Markets	VIP - Emerging Markets Investor Class	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt
Income:
Dividends	$ 44	$ 92	$ 156	$ 316	$ 655	$ 5,230
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	24	0	133	0	684	240
Administrative and other charges	2	0	9	0	46	16
Total expenses	26	0	142	0	730	256
Fidelity Income Advantage:
Mortality and expense risk charges	5	0	14	0	76	31
Administrative and other charges	0	0	4	0	25	11
Total expenses	5	0	18	0	101	42
Fidelity Personal Retirement:
Mortality and expense risk charges	0	10	0	59	97	168
Administrative and other charges	0	3	0	18	29	55
Total expenses	0	13	0	77	126	223
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	31	13	160	77	957	521
Net investment income (loss)	13	79	(4)	239	(302)	4,709
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	135	153	2,088	1,187	(11,714)	287
Realized gain distributions	0	0	0	0	0	1,630
Net realized gain (loss) on investments	135	153	2,088	1,187	(11,714)	1,917
Unrealized appreciation (depreciation)	(500)	(744)	(6,458)	(9,387)	(19,726)	2,236
Net increase (decrease) in net assets from operations	$ (352)	$ (512)	$ (4,374)	$ (7,961)	$ (31,742)	$ 8,862

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - contined

For the year ended December 31, 2011

(In thousands)	Subaccounts Investing In:
	UIF - Global Tactical Asset Allocation	Invesco - Van Kampen Global Value Equity	WFAF - Advantage VT Discovery	WFAF - Advantage VT Opportunity	CST - U.S. Equity Flex I
Income:
Dividends	$ 539	$ 839	$ 0	$ 29	$ 54
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	126	97	181	131	60
Administrative and other charges	8	6	12	9	4
Total expenses	134	103	193	140	64
Fidelity Income Advantage:
Mortality and expense risk charges	34	22	30	22	11
Administrative and other charges	11	7	10	7	3
Total expenses	45	29	40	29	14
Fidelity Personal Retirement:
Mortality and expense risk charges	33	15	0	0	0
Administrative and other charges	10	5	0	0	0
Total expenses	43	20	0	0	0
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0
Administrative and other charges	0	0	0	0	0
Total expenses	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0
Administrative and other charges	0	0	0	0	0
Total expenses	0	0	0	0	0
Total expenses	222	152	233	169	78
Net investment income (loss)	317	687	(233)	(140)	(24)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(5,467)	899	(1,624)	(1,502)	(18,816)
Realized gain distributions	0	0	0	0	0
Net realized gain (loss) on investments	(5,467)	899	(1,624)	(1,502)	(18,816)
Unrealized appreciation (depreciation)	3,646	(4,612)	1,847	402	18,203
Net increase (decrease) in net assets from operations	$ (1,504)	$ (3,026)	$ (10)	$ (1,240)	$ (637)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations - contined

For the year ended December 31, 2011

(In thousands)	Subaccounts Investing In:
	CST - International Equity Flex III	Lazard - Retirement Emerging Markets	PVIT - Low Duration	PVIT - Real Return	PVIT - Total Return
Income:
Dividends	$ 551	$ 4,288	$ 7,762	$ 5,566	$ 13,903
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	74	403	342	221	334
Administrative and other charges	5	27	23	15	22
Total expenses	79	430	365	236	356
Fidelity Income Advantage:
Mortality and expense risk charges	11	32	22	18	21
Administrative and other charges	3	11	7	6	6
Total expenses	14	43	29	24	27
Fidelity Personal Retirement:
Mortality and expense risk charges	9	221	621	388	757
Administrative and other charges	3	66	208	127	240
Total expenses	12	287	829	515	997
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0
Administrative and other charges	0	0	0	0	0
Total expenses	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0
Administrative and other charges	0	0	0	0	0
Total expenses	0	0	0	0	0
Total expenses	105	760	1,223	775	1,380
Net investment income (loss)	446	3,528	6,539	4,791	12,523
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(1,457)	1,342	1,071	2,334	475
Realized gain distributions	0	0	0	11,245	8,643
Net realized gain (loss) on investments	(1,457)	1,342	1,071	13,579	9,118
Unrealized appreciation (depreciation)	(2,273)	(42,716)	(4,685)	10,561	(5,562)
Net increase (decrease) in net assets from operations	$ (3,284)	$ (37,846)	$ 2,925	$ 28,931	$ 16,079

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets

For the years ended December 31, 2011 and 2010

(In thousands)	Subaccounts Investing In:
	VIP - Money Market		VIP - Money Market Investor Class		VIP - High Income		VIP - High Income Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ (3,401)	$ (3,799)	$ (1,033)	$ (806)	$ 8,057	$ 9,947	$ 14,746	$ 12,152
Net realized gain (loss) on investments	0	323	0	490	(3,899)	2,314	2,948	19,104
Unrealized appreciation (depreciation)	0	0	0	0	402	5,983	(10,751)	(9,478)
Net increase (decrease) in net assets from operations	(3,401)	(3,476)	(1,033)	(316)	4,560	18,244	6,943	21,778
Contract Transactions:
Payments received from contract owners	8,037	11,318	1,100,327	1,052,620	983	851	22,302	23,632
Transfers between sub-accounts and the fixed account, net	100,029	(28,730)	(794,424)	(981,760)	(10,270)	(12,239)	10,225	14,132
Contract benefits	(8,358)	(11,894)	(18,111)	(17,139)	(4,214)	(4,269)	(272)	(101)
Contract terminations	(127,805)	(151,145)	(222,712)	(240,185)	(7,259)	(6,808)	(6,252)	(4,860)
Contract maintenance charges	(138)	(165)	0	0	(27)	(28)	0	0
Other transfers (to) from FILI, net	(257)	524	(63)	3	(184)	29	(1)	1
Net increase (decrease) in net assets from contract transactions	(28,492)	(180,092)	65,017	(186,461)	(20,971)	(22,464)	26,002	32,804
Total increase (decrease) in net assets	(31,893)	(183,568)	63,984	(186,777)	(16,411)	(4,220)	32,945	54,582
Net Assets:
Beginning of period	506,091	689,659	733,485	920,262	150,089	154,309	204,605	150,023
End of period	$ 474,198	$ 506,091	$ 797,469	$ 733,485	$ 133,678	$ 150,089	$ 237,550	$ 204,605
(In thousands)	Subaccounts Investing In:
	VIP - Equity-Income		VIP - Equity-Income Investor Class		VIP - Growth		VIP - Growth Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 6,887	$ 4,195	$ 3,116	$ 1,739	$ (1,834)	$ (2,002)	$ 68	$ (20)
Net realized gain (loss) on investments	(13,730)	(21,537)	909	(11,512)	(11,644)	(20,713)	1,192	(720)
Unrealized appreciation (depreciation)	8,403	76,527	(3,630)	25,325	12,358	100,062	(2,304)	15,042
Net increase (decrease) in net assets from operations	1,560	59,185	395	15,552	(1,120)	77,347	(1,044)	14,302
Contract Transactions:
Payments received from contract owners	1,301	1,730	2,534	1,424	1,492	1,348	1,340	703
Transfers between sub-accounts and the fixed account, net	(26,738)	(31,982)	13,338	1,296	(24,088)	(22,313)	10,891	5,427
Contract benefits	(11,789)	(9,897)	(77)	(25)	(6,722)	(5,510)	(72)	(28)
Contract terminations	(23,073)	(22,431)	(5,353)	(4,419)	(19,262)	(17,676)	(2,988)	(1,924)
Contract maintenance charges	(90)	(98)	0	0	(102)	(103)	0	0
Other transfers (to) from FILI, net	(574)	78	4	3	(155)	76	9	0
Net increase (decrease) in net assets from contract transactions	(60,963)	(62,600)	10,446	(1,721)	(48,837)	(44,178)	9,180	4,178
Total increase (decrease) in net assets	(59,403)	(3,415)	10,841	13,831	(49,957)	33,169	8,136	18,480
Net Assets:
Beginning of period	462,690	466,105	124,725	110,894	400,095	366,926	80,947	62,467
End of period	$ 403,287	$ 462,690	$ 135,566	$ 124,725	$ 350,138	$ 400,095	$ 89,083	$ 80,947

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - contined

For the years ended December 31, 2011 and 2010

(In thousands)	Subaccounts Investing In:
	VIP - Overseas		VIP - Overseas, Class R		VIP - Overseas, Class R Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 439	$ 500	$ 231	$ 284	$ 1,318	$ 1,204
Net realized gain (loss) on investments	(4,760)	(6,358)	(2,794)	(3,766)	130	(7,897)
Unrealized appreciation (depreciation)	(10,928)	16,107	(6,239)	9,325	(24,167)	19,929
Net increase (decrease) in net assets from operations	(15,249)	10,249	(8,802)	5,843	(22,719)	13,236
Contract Transactions:
Payments received from contract owners	0	0	364	508	3,136	2,492
Transfers between sub-accounts and the fixed account, net	(6,977)	(7,890)	(6,257)	(7,403)	6,018	1,571
Contract benefits	(1,218)	(1,151)	(1,031)	(870)	(50)	(70)
Contract terminations	(3,388)	(4,009)	(2,397)	(2,780)	(5,356)	(3,411)
Contract maintenance charges	(20)	(22)	(15)	(16)	(6)	(2)
Other transfers (to) from FILI, net	(49)	(23)	(37)	18	14	(2)
Net increase (decrease) in net assets from contract transactions	(11,652)	(13,095)	(9,373)	(10,543)	3,756	578
Total increase (decrease) in net assets	(26,901)	(2,846)	(18,175)	(4,700)	(18,963)	13,814
Net Assets:
Beginning of period	95,324	98,170	56,429	61,129	119,350	105,536
End of period	$ 68,423	$ 95,324	$ 38,254	$ 56,429	$ 100,387	$ 119,350
(In thousands)	Subaccounts Investing In:
	VIP - Investment Grade Bond		VIP - Investment Grade Bond Investor Class		VIP - Asset Manager		VIP - Asset Manager Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 8,290	$ 10,016	$ 13,168	$ 12,935	$ 3,045	$ 2,462	$ 1,615	$ 1,116
Net realized gain (loss) on investments	9,100	6,105	12,602	18,154	(1,605)	(3,579)	1,494	1,487
Unrealized appreciation (depreciation)	3,797	11,328	(204)	(2,091)	(10,561)	38,290	(6,131)	6,722
Net increase (decrease) in net assets from operations	21,187	27,449	25,566	28,998	(9,121)	37,173	(3,022)	9,325
Contract Transactions:
Payments received from contract owners	2,175	1,648	22,508	20,548	729	838	4,900	4,112
Transfers between sub-accounts and the fixed account, net	(16,254)	(36,798)	29,659	(26,121)	(12,889)	(7,958)	6,460	14,621
Contract benefits	(9,727)	(10,553)	(1,044)	(450)	(8,404)	(8,878)	0	(32)
Contract terminations	(19,039)	(23,759)	(19,926)	(18,795)	(12,868)	(16,767)	(4,259)	(2,848)
Contract maintenance charges	(62)	(78)	0	0	(59)	(64)	0	0
Other transfers (to) from FILI, net	(369)	159	4	2	(236)	(20)	(1)	0
Net increase (decrease) in net assets from contract transactions	(43,276)	(69,381)	31,201	(24,816)	(33,727)	(32,849)	7,100	15,853
Total increase (decrease) in net assets	(22,089)	(41,932)	56,767	4,182	(42,848)	4,324	4,078	25,178
Net Assets:
Beginning of period	370,235	412,167	387,545	383,363	306,579	302,255	86,659	61,481
End of period	$ 348,146	$ 370,235	$ 444,312	$ 387,545	$ 263,731	$ 306,579	$ 90,737	$ 86,659

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - contined

For the years ended December 31, 2011 and 2010

(In thousands)	Subaccounts Investing In:
	VIP - Index 500		VIP - Asset Manager: Growth		VIP - Asset Manager: Growth Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 8,990	$ 8,115	$ 640	$ 283	$ 476	$ 243
Net realized gain (loss) on investments	15,024	6,325	(1,012)	(2,310)	345	154
Unrealized appreciation (depreciation)	(15,197)	67,340	(5,566)	15,086	(3,355)	3,327
Net increase (decrease) in net assets from operations	8,817	81,780	(5,938)	13,059	(2,534)	3,724
Contract Transactions:
Payments received from contract owners	9,170	7,409	721	830	310	531
Transfers between sub-accounts and the fixed account, net	(10,321)	(8,259)	(5,054)	(5,725)	6,141	3,503
Contract benefits	(6,734)	(7,130)	(2,780)	(2,033)	(15)	(34)
Contract terminations	(26,055)	(24,865)	(3,629)	(5,183)	(1,292)	(1,380)
Contract maintenance charges	(82)	(87)	(22)	(23)	0	0
Other transfers (to) from FILI, net	94	179	(80)	(8)	3	0
Net increase (decrease) in net assets from contract transactions	(33,928)	(32,753)	(10,844)	(12,142)	5,147	2,620
Total increase (decrease) in net assets	(25,111)	49,027	(16,782)	917	2,613	6,344
Net Assets:
Beginning of period	656,558	607,531	95,386	94,469	29,732	23,388
End of period	$ 631,447	$ 656,558	$ 78,604	$ 95,386	$ 32,345	$ 29,732
(In thousands)	Subaccounts Investing In:
	VIP - Contrafund		VIP - Contrafund Investor Class		VIP - Balanced		VIP - Balanced Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 1,296	$ 3,470	$ 3,829	$ 4,226	$ 966	$ 1,078	$ 7,595	$ 7,285
Net realized gain (loss) on investments	(4,269)	(16,321)	4,672	(11,608)	1,169	90	28,594	29,286
Unrealized appreciation (depreciation)	(24,723)	148,345	(24,677)	75,762	(8,323)	20,266	(95,655)	144,272
Net increase (decrease) in net assets from operations	(27,696)	135,494	(16,176)	68,380	(6,188)	21,434	(59,466)	180,843
Contract Transactions:
Payments received from contract owners	2,984	3,377	14,026	12,593	973	900	14,494	10,432
Transfers between sub-accounts and the fixed account, net	(62,693)	(62,036)	26,845	32,963	(6,578)	(358)	34,938	30,698
Contract benefits	(15,843)	(14,366)	(359)	(319)	(4,662)	(5,060)	(960)	(1,076)
Contract terminations	(39,515)	(44,088)	(19,282)	(13,828)	(6,655)	(8,437)	(67,956)	(60,639)
Contract maintenance charges	(214)	(226)	0	0	(23)	(26)	0	0
Other transfers (to) from FILI, net	(331)	321	10	24	(59)	92	16	(2)
Net increase (decrease) in net assets from contract transactions	(115,612)	(117,018)	21,240	31,433	(17,004)	(12,889)	(19,468)	(20,587)
Total increase (decrease) in net assets	(143,308)	18,476	5,064	99,813	(23,192)	8,545	(78,934)	160,256
Net Assets:
Beginning of period	953,950	935,474	495,538	395,725	147,021	138,476	1,261,094	1,100,838
End of period	$ 810,642	$ 953,950	$ 500,602	$ 495,538	$ 123,829	$ 147,021	$ 1,182,160	$ 1,261,094

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - contined

For the years ended December 31, 2011 and 2010

(In thousands)	Subaccounts Investing In:
	VIP - Dynamic Capital Appreciation		VIP - Dynamic Capital Appreciation Investor Class		VIP - Growth & Income		VIP - Growth & Income Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ (91)	$ (104)	$ (6)	$ (14)	$ 919	$ (166)	$ 481	$ 101
Net realized gain (loss) on investments	(355)	(297)	(55)	(23)	(3,467)	(6,742)	389	(1,082)
Unrealized appreciation (depreciation)	7	2,966	(605)	3,306	3,481	20,772	(606)	3,807
Net increase (decrease) in net assets from operations	(439)	2,565	(666)	3,269	933	13,864	264	2,826
Contract Transactions:
Payments received from contract owners	54	78	591	986	371	436	1,071	587
Transfers between sub-accounts and the fixed account, net	(2,745)	483	(539)	2,756	(7,573)	(8,941)	3,787	2,595
Contract benefits	(349)	(298)	(60)	(8)	(2,962)	(3,185)	(72)	0
Contract terminations	(1,232)	(899)	(751)	(890)	(4,633)	(5,529)	(709)	(874)
Contract maintenance charges	(3)	(4)	0	0	(27)	(29)	0	0
Other transfers (to) from FILI, net	(12)	19	0	0	(83)	26	(1)	5
Net increase (decrease) in net assets from contract transactions	(4,287)	(621)	(759)	2,844	(14,907)	(17,222)	4,076	2,313
Total increase (decrease) in net assets	(4,726)	1,944	(1,425)	6,113	(13,974)	(3,358)	4,340	5,139
Net Assets:
Beginning of period	17,557	15,613	22,625	16,512	111,769	115,127	26,858	21,719
End of period	$ 12,831	$ 17,557	$ 21,200	$ 22,625	$ 97,795	$ 111,769	$ 31,198	$ 26,858
(In thousands)	Subaccounts Investing In:
	VIP - Growth Opportunities		VIP - Growth Opportunities Investor Class		VIP - Mid Cap		VIP - Mid Cap Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ (418)	$ (344)	$ (42)	$ (23)	$ (2,489)	$ (1,907)	$ (148)	$ 213
Net realized gain (loss) on investments	(322)	171	2,274	4,022	11,788	4,501	2,260	7,652
Unrealized appreciation (depreciation)	1,284	11,129	(2,569)	1,313	(56,021)	99,174	(37,636)	52,184
Net increase (decrease) in net assets from operations	544	10,956	(337)	5,312	(46,722)	101,768	(35,524)	60,049
Contract Transactions:
Payments received from contract owners	251	176	833	548	1,575	1,505	8,797	7,959
Transfers between sub-accounts and the fixed account, net	3,118	(933)	17,302	3,470	(48,501)	(288)	(560)	46,720
Contract benefits	(1,169)	(1,043)	(23)	0	(8,645)	(8,171)	(309)	(101)
Contract terminations	(2,793)	(3,045)	(1,327)	(1,128)	(18,411)	(18,913)	(8,888)	(7,394)
Contract maintenance charges	(15)	(14)	0	0	(88)	(89)	0	0
Other transfers (to) from FILI, net	7	(3)	0	(1)	(432)	453	21	31
Net increase (decrease) in net assets from contract transactions	(601)	(4,862)	16,785	2,889	(74,502)	(25,503)	(939)	47,215
Total increase (decrease) in net assets	(57)	6,094	16,448	8,201	(121,224)	76,265	(36,463)	107,264
Net Assets:
Beginning of period	60,910	54,816	34,050	25,849	464,251	387,986	306,656	199,392
End of period	$ 60,853	$ 60,910	$ 50,498	$ 34,050	$ 343,027	$ 464,251	$ 270,193	$ 306,656

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - contined

For the years ended December 31, 2011 and 2010

(In thousands)	Subaccounts Investing In:
	VIP - Value Strategies		VIP - Value Strategies Investor Class		VIP - Utilities		VIP - Utilities Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 60	$ (179)	$ 336	$ 87	$ 292	$ 372	$ 664	$ 436
Net realized gain (loss) on investments	(3,648)	(2,674)	(969)	(1,163)	(467)	(1,530)	(90)	(201)
Unrealized appreciation (depreciation)	(1,082)	14,387	(3,691)	9,969	2,609	2,918	2,642	1,345
Net increase (decrease) in net assets from operations	(4,670)	11,534	(4,324)	8,893	2,434	1,760	3,216	1,580
Contract Transactions:
Payments received from contract owners	189	248	667	873	108	95	1,074	764
Transfers between sub-accounts and the fixed account, net	(5,561)	(527)	(43)	2,445	6,170	(3,505)	21,612	4,056
Contract benefits	(1,482)	(1,186)	(5)	(27)	(402)	(299)	0	(31)
Contract terminations	(2,647)	(2,246)	(2,034)	(2,044)	(743)	(954)	(874)	(3,326)
Contract maintenance charges	(10)	(11)	0	0	(14)	(6)	(8)	(30)
Other transfers (to) from FILI, net	(13)	55	1	(1)	13	17	1	0
Net increase (decrease) in net assets from contract transactions	(9,524)	(3,667)	(1,414)	1,246	5,132	(4,652)	21,805	1,433
Total increase (decrease) in net assets	(14,194)	7,867	(5,738)	10,139	7,566	(2,892)	25,021	3,013
Net Assets:
Beginning of period	57,532	49,665	46,862	36,723	19,116	22,008	17,799	14,786
End of period	$ 43,338	$ 57,532	$ 41,124	$ 46,862	$ 26,682	$ 19,116	$ 42,820	$ 17,799
(In thousands)	Subaccounts Investing In:
	VIP - Technology		VIP - Technology Investor Class		VIP - Energy		VIP - Energy Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ (693)	$ (638)	$ (183)	$ (160)	$ 224	$ (292)	$ 846	$ 238
Net realized gain (loss) on investments	9,396	7,306	7,397	9,576	324	(5,980)	1,985	(4,651)
Unrealized appreciation (depreciation)	(17,497)	10,735	(16,685)	5,590	(8,845)	26,098	(10,589)	17,849
Net increase (decrease) in net assets from operations	(8,794)	17,403	(9,471)	15,006	(8,297)	19,826	(7,758)	13,436
Contract Transactions:
Payments received from contract owners	415	447	2,779	1,802	721	431	3,182	1,122
Transfers between sub-accounts and the fixed account, net	(13,648)	(2,869)	(4,790)	10,496	(4,529)	(15,675)	9,460	478
Contract benefits	(1,686)	(954)	(74)	(52)	(2,725)	(2,233)	(3)	(33)
Contract terminations	(4,244)	(3,043)	(2,194)	(1,888)	(5,405)	(5,224)	(3,554)	(3,115)
Contract maintenance charges	(49)	(56)	(31)	(30)	(89)	(128)	(59)	(20)
Other transfers (to) from FILI, net	(16)	21	11	3	54	113	(3)	(4)
Net increase (decrease) in net assets from contract transactions	(19,228)	(6,454)	(4,299)	10,331	(11,973)	(22,716)	9,023	(1,572)
Total increase (decrease) in net assets	(28,022)	10,949	(13,770)	25,337	(20,270)	(2,890)	1,265	11,864
Net Assets:
Beginning of period	92,109	81,160	84,555	59,218	136,935	139,825	95,287	83,423
End of period	$ 64,087	$ 92,109	$ 70,785	$ 84,555	$ 116,665	$ 136,935	$ 96,552	$ 95,287

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - contined

For the years ended December 31, 2011 and 2010

(In thousands)	Subaccounts Investing In:
	VIP - Health Care		VIP - Health Care Investor Class		VIP - Financial Services		VIP - Financial Services Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ (371)	$ (214)	$ (110)	$ (36)	$ (58)	$ (121)	$ 14	$ (14)
Net realized gain (loss) on investments	2,126	(122)	1,151	25	(1,728)	(2,716)	(970)	(731)
Unrealized appreciation (depreciation)	(594)	5,049	148	3,706	(1,083)	1,996	(2,718)	1,063
Net increase (decrease) in net assets from operations	1,161	4,713	1,189	3,695	(2,869)	(841)	(3,674)	318
Contract Transactions:
Payments received from contract owners	138	93	3,995	759	119	244	477	332
Transfers between sub-accounts and the fixed account, net	15,285	(3,359)	31,614	2,127	(3,256)	1,530	(3,646)	4,657
Contract benefits	(828)	(476)	0	(49)	(186)	(525)	0	(35)
Contract terminations	(1,661)	(1,862)	(1,167)	(712)	(599)	(606)	(516)	(951)
Contract maintenance charges	(45)	(17)	(38)	(5)	(15)	(18)	(10)	(12)
Other transfers (to) from FILI, net	(19)	33	0	(1)	12	(44)	(1)	1
Net increase (decrease) in net assets from contract transactions	12,870	(5,588)	34,404	2,119	(3,925)	581	(3,696)	3,992
Total increase (decrease) in net assets	14,031	(875)	35,593	5,814	(6,794)	(260)	(7,370)	4,310
Net Assets:
Beginning of period	32,803	33,678	28,133	22,319	17,678	17,938	19,588	15,278
End of period	$ 46,834	$ 32,803	$ 63,726	$ 28,133	$ 10,884	$ 17,678	$ 12,218	$ 19,588
(In thousands)	Subaccounts Investing In:
	VIP - Industrials		VIP - Industrials Investor Class		VIP - Consumer Discretionary		VIP - Consumer Discretionary Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 15	$ (58)	$ 308	$ 135	$ (30)	$ (39)	$ 36	$ (6)
Net realized gain (loss) on investments	486	440	865	1,144	688	149	886	1,128
Unrealized appreciation (depreciation)	(3,528)	8,075	(5,099)	6,624	(899)	1,334	(1,272)	1,115
Net increase (decrease) in net assets from operations	(3,027)	8,457	(3,926)	7,903	(241)	1,444	(350)	2,237
Contract Transactions:
Payments received from contract owners	162	94	1,618	1,020	20	10	666	432
Transfers between sub-accounts and the fixed account, net	(2,630)	3,705	257	13,081	(6,334)	9,337	(8,519)	16,057
Contract benefits	(675)	(618)	(79)	(35)	(164)	(113)	(2)	0
Contract terminations	(2,016)	(1,621)	(1,564)	(1,004)	(326)	(321)	(905)	(85)
Contract maintenance charges	(26)	(19)	(20)	(15)	(10)	(8)	(12)	(23)
Other transfers (to) from FILI, net	(68)	28	5	1	6	12	1	4
Net increase (decrease) in net assets from contract transactions	(5,253)	1,569	217	13,048	(6,808)	8,917	(8,771)	16,385
Total increase (decrease) in net assets	(8,280)	10,026	(3,709)	20,951	(7,049)	10,361	(9,121)	18,622
Net Assets:
Beginning of period	39,862	29,836	44,301	23,350	13,914	3,553	22,490	3,868
End of period	$ 31,582	$ 39,862	$ 40,592	$ 44,301	$ 6,865	$ 13,914	$ 13,369	$ 22,490

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - contined

For the years ended December 31, 2011 and 2010

(In thousands)	Subaccounts Investing In:
	VIP - Real Estate		VIP - Real Estate Investor Class		VIP - Strategic Income		VIP - Strategic Income Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 111	$ 260	$ 633	$ 553	$ 4,621	$ 4,850	$ 29,057	$ 23,139
Net realized gain (loss) on investments	(528)	(458)	665	2,314	5,106	7,684	17,701	33,162
Unrealized appreciation (depreciation)	3,279	10,872	2,561	7,662	(4,633)	(98)	(20,476)	(11,785)
Net increase (decrease) in net assets from operations	2,862	10,674	3,859	10,529	5,094	12,436	26,282	44,516
Contract Transactions:
Payments received from contract owners	465	447	3,092	4,670	2,172	3,120	68,197	47,065
Transfers between sub-accounts and the fixed account, net	(3,797)	3,570	12,585	12,353	2,618	(16,098)	100,849	70,305
Contract benefits	(935)	(602)	(4)	0	(2,689)	(2,800)	(513)	(919)
Contract terminations	(1,812)	(1,771)	(2,145)	(2,068)	(6,760)	(7,974)	(20,713)	(19,493)
Contract maintenance charges	(12)	(12)	0	0	(25)	(28)	0	0
Other transfers (to) from FILI, net	9	38	6	1	(129)	88	4	9
Net increase (decrease) in net assets from contract transactions	(6,082)	1,670	13,534	14,956	(4,813)	(23,692)	147,824	96,967
Total increase (decrease) in net assets	(3,220)	12,344	17,393	25,485	281	(11,256)	174,106	141,483
Net Assets:
Beginning of period	50,017	37,673	56,952	31,467	139,473	150,729	580,146	438,663
End of period	$ 46,797	$ 50,017	$ 74,345	$ 56,952	$ 139,754	$ 139,473	$ 754,252	$ 580,146
(In thousands)	Subaccounts Investing In:
	VIP - Growth Strategies		VIP - Growth Strategies Investor Class		VIP - International Capital Appreciation, Class R		VIP - International Capital Appreciation, Class R Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ (49)	$ (42)	$ (17)	$ (14)	$ 1	$ 35	$ 172	$ 220
Net realized gain (loss) on investments	(162)	(95)	66	(78)	(109)	592	(394)	582
Unrealized appreciation (depreciation)	(353)	1,158	(819)	1,180	(1,308)	1,114	(3,033)	2,517
Net increase (decrease) in net assets from operations	(564)	1,021	(770)	1,088	(1,416)	1,741	(3,255)	3,319
Contract Transactions:
Payments received from contract owners	22	54	131	320	33	92	496	384
Transfers between sub-accounts and the fixed account, net	(1,327)	1,364	(839)	2,703	(2,161)	(2,126)	5	(1,049)
Contract benefits	(165)	(75)	0	(22)	(198)	(174)	(62)	0
Contract terminations	(135)	(167)	(190)	(168)	(582)	(842)	(616)	(1,547)
Contract maintenance charges	(2)	(1)	0	0	(5)	(9)	(2)	(4)
Other transfers (to) from FILI, net	(2)	5	(1)	(1)	(4)	0	2	0
Net increase (decrease) in net assets from contract transactions	(1,609)	1,180	(899)	2,832	(2,917)	(3,059)	(177)	(2,216)
Total increase (decrease) in net assets	(2,173)	2,201	(1,669)	3,920	(4,333)	(1,318)	(3,432)	1,103
Net Assets:
Beginning of period	6,697	4,496	8,333	4,413	13,958	15,276	26,163	25,060
End of period	$ 4,524	$ 6,697	$ 6,664	$ 8,333	$ 9,625	$ 13,958	$ 22,731	$ 26,163

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - contined

For the years ended December 31, 2011 and 2010

(In thousands)	Subaccounts Investing In:
	VIP - Value Leaders		VIP - Value Leaders Investor Class		VIP - Value		VIP - Value Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 31	$ 38	$ 162	$ 151	$ 13	$ 90	$ 222	$ 347
Net realized gain (loss) on investments	(1,117)	(1,636)	(1,271)	(3,447)	549	1,144	46	2,393
Unrealized appreciation (depreciation)	520	2,403	133	4,717	(970)	1,092	(1,075)	2,019
Net increase (decrease) in net assets from operations	(566)	805	(976)	1,421	(408)	2,326	(807)	4,759
Contract Transactions:
Payments received from contract owners	6	32	220	366	36	163	676	661
Transfers between sub-accounts and the fixed account, net	(2,501)	(2,933)	(2,225)	(3,031)	(3,041)	509	(4,987)	1,141
Contract benefits	(146)	(153)	(2)	(15)	(297)	(295)	(85)	0
Contract terminations	(214)	(513)	(623)	(671)	(889)	(987)	(1,398)	(1,366)
Contract maintenance charges	(2)	(2)	0	0	(4)	(4)	0	0
Other transfers (to) from FILI, net	(1)	20	(1)	1	(11)	(8)	0	2
Net increase (decrease) in net assets from contract transactions	(2,858)	(3,549)	(2,631)	(3,350)	(4,206)	(622)	(5,794)	438
Total increase (decrease) in net assets	(3,424)	(2,744)	(3,607)	(1,929)	(4,614)	1,704	(6,601)	5,197
Net Assets:
Beginning of period	9,261	12,005	15,574	17,503	17,724	16,020	34,759	29,562
End of period	$ 5,837	$ 9,261	$ 11,967	$ 15,574	$ 13,110	$ 17,724	$ 28,158	$ 34,759
Operations:
(In thousands)	Subaccounts Investing In:
	VIP - Growth Stock		VIP - Growth Stock Investor Class		VIP - Freedom Income		VIP - Freedom Income Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ (68)	$ (46)	$ (41)	$ (23)	$ 93	$ 101	$ 442	$ 480
Net realized gain (loss) on investments	258	81	571	626	56	330	265	669
Unrealized appreciation (depreciation)	(346)	954	(1,337)	1,273	(77)	192	(340)	793
Net increase (decrease) in net assets from operations	(156)	989	(807)	1,876	72	623	367	1,942
Contract Transactions:
Payments received from contract owners	32	44	1,214	276	24	7	303	771
Transfers between sub-accounts and the fixed account, net	2,257	878	9,027	5,212	968	(717)	1,462	5,342
Contract benefits	(121)	(82)	0	0	(60)	(905)	(337)	0
Contract terminations	(135)	(232)	(743)	(318)	(849)	(362)	(3,739)	(1,307)
Contract maintenance charges	(2)	(1)	0	0	(2)	(2)	0	0
Other transfers (to) from FILI, net	(9)	6	1	(1)	3	(4)	1	0
Net increase (decrease) in net assets from contract transactions	2,022	613	9,499	5,169	84	(1,983)	(2,310)	4,806
Total increase (decrease) in net assets	1,866	1,602	8,692	7,045	156	(1,360)	(1,943)	6,748
Net Assets:
Beginning of period	6,619	5,017	13,485	6,440	9,435	10,795	30,246	23,498
End of period	$ 8,485	$ 6,619	$ 22,177	$ 13,485	$ 9,591	$ 9,435	$ 28,303	$ 30,246

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - contined

For the years ended December 31, 2011 and 2010

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2005		VIP - Freedom 2005 Investor Class		VIP - Freedom 2010		VIP - Freedom 2010 Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 53	$ 59	$ 139	$ 140	$ 188	$ 221	$ 872	$ 889
Net realized gain (loss) on investments	(32)	(22)	39	334	55	277	285	283
Unrealized appreciation (depreciation)	(53)	502	(242)	408	(366)	1,427	(1,403)	4,224
Net increase (decrease) in net assets from operations	(32)	539	(64)	882	(123)	1,925	(246)	5,396
Contract Transactions:
Payments received from contract owners	3	13	152	174	406	93	833	548
Transfers between sub-accounts and the fixed account, net	224	(1,007)	52	261	(1,314)	85	43	3,171
Contract benefits	(36)	(7)	0	0	(4)	(543)	0	(35)
Contract terminations	(479)	(566)	(514)	(542)	(1,257)	(913)	(3,686)	(3,313)
Contract maintenance charges	(1)	(2)	0	0	(3)	(4)	0	0
Other transfers (to) from FILI, net	(6)	2	0	0	1	21	0	1
Net increase (decrease) in net assets from contract transactions	(295)	(1,567)	(310)	(107)	(2,171)	(1,261)	(2,810)	372
Total increase (decrease) in net assets	(327)	(1,028)	(374)	775	(2,294)	664	(3,056)	5,768
Net Assets:
Beginning of period	5,267	6,295	8,992	8,217	17,308	16,644	49,257	43,489
End of period	$ 4,940	$ 5,267	$ 8,618	$ 8,992	$ 15,014	$ 17,308	$ 46,201	$ 49,257
(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2015		VIP - Freedom 2015 Investor Class		VIP - Freedom 2020		VIP - Freedom 2020 Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 364	$ 392	$ 1,170	$ 1,166	$ 313	$ 318	$ 1,823	$ 1,557
Net realized gain (loss) on investments	391	774	641	1,133	231	464	935	1,521
Unrealized appreciation (depreciation)	(1,081)	2,156	(2,251)	4,522	(1,013)	2,264	(4,371)	7,182
Net increase (decrease) in net assets from operations	(326)	3,322	(440)	6,821	(469)	3,046	(1,613)	10,260
Contract Transactions:
Payments received from contract owners	562	129	2,804	1,422	110	816	4,024	3,637
Transfers between sub-accounts and the fixed account, net	(232)	(139)	357	2,484	(270)	(555)	9,315	4,692
Contract benefits	(286)	(46)	(48)	(27)	(33)	(121)	(132)	(50)
Contract terminations	(1,504)	(1,886)	(3,187)	(3,175)	(999)	(1,582)	(4,805)	(4,337)
Contract maintenance charges	(7)	(7)	0	0	(6)	(6)	0	0
Other transfers (to) from FILI, net	1	4	(1)	(2)	(1)	1	20	1
Net increase (decrease) in net assets from contract transactions	(1,466)	(1,945)	(75)	702	(1,199)	(1,447)	8,422	3,943
Total increase (decrease) in net assets	(1,792)	1,377	(515)	7,523	(1,668)	1,599	6,809	14,203
Net Assets:
Beginning of period	30,377	29,000	62,259	54,736	24,908	23,309	85,916	71,713
End of period	$ 28,585	$ 30,377	$ 61,744	$ 62,259	$ 23,240	$ 24,908	$ 92,725	$ 85,916

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - contined

For the years ended December 31, 2011 and 2010

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2025		VIP - Freedom 2025 Investor Class		VIP - Freedom 2030		VIP - Freedom 2030 Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 141	$ 169	$ 947	$ 709	$ 170	$ 154	$ 906	$ 695
Net realized gain (loss) on investments	318	214	634	1,177	6	81	723	971
Unrealized appreciation (depreciation)	(760)	1,295	(3,084)	3,315	(675)	1,425	(3,301)	3,773
Net increase (decrease) in net assets from operations	(301)	1,678	(1,503)	5,201	(499)	1,660	(1,672)	5,439
Contract Transactions:
Payments received from contract owners	230	122	3,449	1,822	290	162	3,054	2,396
Transfers between sub-accounts and the fixed account, net	(1,147)	361	6,531	5,152	67	137	4,676	4,289
Contract benefits	(59)	(1)	(9)	0	(4)	(69)	0	0
Contract terminations	(728)	(340)	(1,702)	(1,342)	(374)	(732)	(1,102)	(1,335)
Contract maintenance charges	(4)	(4)	0	0	(5)	(4)	0	0
Other transfers (to) from FILI, net	1	0	1	0	1	(2)	(1)	0
Net increase (decrease) in net assets from contract transactions	(1,707)	138	8,270	5,632	(25)	(508)	6,627	5,350
Total increase (decrease) in net assets	(2,008)	1,816	6,767	10,833	(524)	1,152	4,955	10,789
Net Assets:
Beginning of period	13,290	11,474	41,723	30,890	13,427	12,275	42,626	31,837
End of period	$ 11,282	$ 13,290	$ 48,490	$ 41,723	$ 12,903	$ 13,427	$ 47,581	$ 42,626
(In thousands)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I		VIP - Freedom Lifetime Income II		VIP - Freedom Lifetime Income III
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 137	$ 129	$ 267	$ 219	$ 108	$ 95
Net realized gain (loss) on investments	124	117	92	70	30	88
Unrealized appreciation (depreciation)	(259)	535	(430)	1,297	(334)	749
Net increase (decrease) in net assets from operations	2	781	(71)	1,586	(196)	932
Contract Transactions:
Payments received from contract owners	0	0	0	0	0	0
Transfers between sub-accounts and the fixed account, net	1,176	1,327	3,166	141	684	(339)
Contract benefits	(549)	(470)	(962)	(1,077)	(424)	(395)
Contract terminations	(59)	(140)	(122)	(187)	0	(85)
Contract maintenance charges	0	0	0	0	0	0
Other transfers (to) from FILI, net	9	13	3	(33)	16	0
Net increase (decrease) in net assets from contract transactions	577	730	2,085	(1,156)	276	(819)
Total increase (decrease) in net assets	579	1,511	2,014	430	80	113
Net Assets:
Beginning of period	8,041	6,530	14,047	13,617	6,741	6,628
End of period	$ 8,620	$ 8,041	$ 16,061	$ 14,047	$ 6,821	$ 6,741

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - contined

For the years ended December 31, 2011 and 2010

(In thousands)	Subaccounts Investing In:
	VIP - Disciplined Small Cap		VIP - Disciplined Small Cap Investor Class		VIP - FundsManager 20%		VIP - FundsManager 50%
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ (70)	$ (62)	$ 113	$ 44	$ 6,237	$ 4,150	$ 9,408	$ 6,956
Net realized gain (loss) on investments	963	569	1,464	1,477	4,464	4,793	9,613	11,374
Unrealized appreciation (depreciation)	(1,582)	2,419	(3,108)	5,214	(3,423)	11,249	(25,634)	39,108
Net increase (decrease) in net assets from operations	(689)	2,926	(1,531)	6,735	7,278	20,192	(6,613)	57,438
Contract Transactions:
Payments received from contract owners	178	313	2,207	1,271	24,631	17,225	35,082	16,975
Transfers between sub-accounts and the fixed account, net	1,208	3,548	4,728	14,513	127,618	87,971	91,092	105,810
Contract benefits	(288)	(232)	(65)	(23)	(2,259)	(2,085)	(7,924)	(5,976)
Contract terminations	(491)	(525)	(1,665)	(866)	(26,391)	(19,112)	(36,406)	(32,285)
Contract maintenance charges	(4)	(3)	0	0	(15)	(16)	(26)	(25)
Other transfers (to) from FILI, net	(14)	(14)	0	3	72	33	(66)	282
Net increase (decrease) in net assets from contract transactions	589	3,087	5,205	14,898	123,656	84,016	81,752	84,781
Total increase (decrease) in net assets	(100)	6,013	3,674	21,633	130,934	104,208	75,139	142,219
Net Assets:
Beginning of period	18,362	12,349	45,481	23,848	341,711	237,503	602,036	459,817
End of period	$ 18,262	$ 18,362	$ 49,155	$ 45,481	$ 472,645	$ 341,711	$ 677,175	$ 602,036
(In thousands)	Subaccounts Investing In:
	VIP - FundsManager 60%		VIP - FundsManager 70%		VIP - FundsManager 85%
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 4,767	$ 2,550	$ 6,370	$ 4,641	$ 1,814	$ 1,292
Net realized gain (loss) on investments	29,674	25,905	4,854	3,596	2,604	4,360
Unrealized appreciation (depreciation)	(72,362)	99,142	(28,763)	48,133	(17,799)	19,120
Net increase (decrease) in net assets from operations	(37,921)	127,597	(17,539)	56,370	(13,381)	24,772
Contract Transactions:
Payments received from contract owners	18,126	9,101	21,353	20,400	7,316	7,924
Transfers between sub-accounts and the fixed account, net	74,832	80,494	41,846	32,002	26,241	20,714
Contract benefits	(3,554)	(2,567)	(4,102)	(3,816)	(1,776)	(1,833)
Contract terminations	(58,800)	(44,525)	(24,142)	(21,565)	(7,542)	(12,227)
Contract maintenance charges	(11)	(9)	(14)	(13)	(12)	(10)
Other transfers (to) from FILI, net	107	391	(173)	201	101	66
Net increase (decrease) in net assets from contract transactions	30,700	42,885	34,768	27,209	24,328	14,634
Total increase (decrease) in net assets	(7,221)	170,482	17,229	83,579	10,947	39,406
Net Assets:
Beginning of period	1,186,470	1,015,988	477,307	393,728	198,844	159,438
End of period	$ 1,179,249	$ 1,186,470	$ 494,536	$ 477,307	$ 209,791	$ 198,844

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - contined

For the years ended December 31, 2011 and 2010

(In thousands)	Subaccounts Investing In:
	VIP - Consumer Staples		VIP - Consumer Staples Investor Class		VIP - Materials		VIP - Materials Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 56	$ 45	$ 351	$ 152	$ 156	$ 479	$ 619	$ 671
Net realized gain (loss) on investments	388	92	551	329	2,831	2,541	2,484	4,298
Unrealized appreciation (depreciation)	220	844	1,169	1,018	(6,342)	4,007	(8,501)	2,990
Net increase (decrease) in net assets from operations	664	981	2,071	1,499	(3,355)	7,027	(5,398)	7,959
Contract Transactions:
Payments received from contract owners	40	7	1,564	420	204	98	2,357	1,607
Transfers between sub-accounts and the fixed account, net	4,698	(888)	23,969	2,489	(13,481)	5,785	(1,226)	7,675
Contract benefits	(142)	(124)	0	(32)	(464)	(458)	0	(34)
Contract terminations	(396)	(294)	(428)	(235)	(1,162)	(1,183)	(1,177)	(1,293)
Contract maintenance charges	(4)	(6)	(13)	(3)	(27)	(27)	(20)	(20)
Other transfers (to) from FILI, net	8	(1)	0	0	45	(5)	(2)	1
Net increase (decrease) in net assets from contract transactions	4,204	(1,306)	25,092	2,639	(14,885)	4,210	(68)	7,936
Total increase (decrease) in net assets	4,868	(325)	27,163	4,138	(18,240)	11,237	(5,466)	15,895
Net Assets:
Beginning of period	7,687	8,012	13,672	9,534	43,549	32,312	51,289	35,394
End of period	$ 12,555	$ 7,687	$ 40,835	$ 13,672	$ 25,309	$ 43,549	$ 45,823	$ 51,289
(In thousands)	Subaccounts Investing In:
	VIP - Telecommunications		VIP - Telecommunications Investor Class		VIP - Emerging Markets		VIP - Emerging Markets Investor Class
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 13	$ 35	$ 79	$ 69	$ (4)	$ 13	$ 239	$ 237
Net realized gain (loss) on investments	135	450	153	338	2,088	3,375	1,187	4,905
Unrealized appreciation (depreciation)	(500)	18	(744)	172	(6,458)	(45)	(9,387)	(316)
Net increase (decrease) in net assets from operations	(352)	503	(512)	579	(4,374)	3,343	(7,961)	4,826
Contract Transactions:
Payments received from contract owners	4	12	329	72	157	262	1,356	2,028
Transfers between sub-accounts and the fixed account, net	104	(468)	856	1,019	(9,906)	(2,981)	(5,841)	(565)
Contract benefits	(71)	(47)	0	0	(181)	(284)	(118)	0
Contract terminations	(108)	(127)	(127)	(77)	(594)	(1,019)	(611)	(2,220)
Contract maintenance charges	(6)	(6)	(11)	(3)	(21)	(20)	(16)	(11)
Other transfers (to) from FILI, net	(8)	(5)	0	0	0	3	18	(2)
Net increase (decrease) in net assets from contract transactions	(85)	(641)	1,047	1,011	(10,545)	(4,039)	(5,212)	(770)
Total increase (decrease) in net assets	(437)	(138)	535	1,590	(14,919)	(696)	(13,173)	4,056
Net Assets:
Beginning of period	3,204	3,342	5,008	3,418	28,716	29,412	40,744	36,688
End of period	$ 2,767	$ 3,204	$ 5,543	$ 5,008	$ 13,797	$ 28,716	$ 27,571	$ 40,744

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - contined

For the years ended December 31, 2011 and 2010

(In thousands)	Subaccounts Investing In:
	UIF - Emerging Markets Equity		UIF - Emerging Markets Debt		UIF - Global Tactical Asset Allocation (b)		Invesco - Van Kampen Global Value Equity (b)
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ (302)	$ (54)	$ 4,709	$ 3,313	$ 317	$ 1,199	$ 687	$ 294
Net realized gain (loss) on investments	(11,714)	(8,401)	1,917	3,244	(5,467)	(7,750)	899	(28,509)
Unrealized appreciation (depreciation)	(19,726)	39,081	2,236	388	3,646	8,800	(4,612)	30,447
Net increase (decrease) in net assets from operations	(31,742)	30,626	8,862	6,945	(1,504)	2,249	(3,026)	2,232
Contract Transactions:
Payments received from contract owners	1,126	1,863	13,950	16,242	568	882	267	243
Transfers between sub-accounts and the fixed account, net	(39,515)	(18,238)	9,007	43,066	(10,573)	(7,366)	70	(1,096)
Contract benefits	(1,820)	(1,781)	(559)	(703)	(521)	(581)	(354)	(382)
Contract terminations	(8,433)	(7,256)	(4,341)	(4,083)	(1,949)	(2,345)	(894)	(1,170)
Contract maintenance charges	(26)	(33)	(8)	(9)	(3)	(4)	(3)	(3)
Other transfers (to) from FILI, net	89	140	(55)	61	(52)	31	(13)	(3)
Net increase (decrease) in net assets from contract transactions	(48,579)	(25,305)	17,994	54,574	(12,530)	(9,383)	(927)	(2,411)
Total increase (decrease) in net assets	(80,321)	5,321	26,856	61,519	(14,034)	(7,134)	(3,953)	(179)
Net Assets:
Beginning of period	203,011	197,690	139,380	77,861	48,648	55,782	24,894	25,073
End of period	$ 122,690	$ 203,011	$ 166,236	$ 139,380	$ 34,614	$ 48,648	$ 20,941	$ 24,894
(In thousands)	Subaccounts Investing In:
	WFAF - Advantage VT Discovery		WFAF - Advantage VT Opportunity		CST - U.S. Equity Flex I
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ (233)	$ (223)	$ (140)	$ (14)	$ (24)	$ (86)
Net realized gain (loss) on investments	(1,624)	(3,299)	(1,502)	(2,054)	(18,816)	(3,524)
Unrealized appreciation (depreciation)	1,847	11,630	402	6,374	18,203	5,167
Net increase (decrease) in net assets from operations	(10)	8,108	(1,240)	4,306	(637)	1,557
Contract Transactions:
Payments received from contract owners	0	0	0	0	0	0
Transfers between sub-accounts and the fixed account, net	(1,979)	(2,916)	(1,378)	(2,165)	(11,408)	(1,254)
Contract benefits	(535)	(518)	(609)	(328)	(207)	(220)
Contract terminations	(1,348)	(1,228)	(1,130)	(993)	(441)	(791)
Contract maintenance charges	(9)	(9)	(5)	(5)	(2)	(3)
Other transfers (to) from FILI, net	(29)	12	(31)	13	1	(2)
Net increase (decrease) in net assets from contract transactions	(3,900)	(4,659)	(3,153)	(3,478)	(12,057)	(2,270)
Total increase (decrease) in net assets	(3,910)	3,449	(4,393)	828	(12,694)	(713)
Net Assets:
Beginning of period	29,322	25,873	21,916	21,088	12,694	13,407
End of period	$ 25,412	$ 29,322	$ 17,523	$ 21,916	$ 0	$ 12,694

(b) Fund name change. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets - contined

For the years ended December 31, 2011 and 2010

(In thousands)	Subaccounts Investing In:
	CST - International Equity Flex III		Lazard - Retirement Emerging Markets
	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 446	$ (121)	$ 3,528	$ 2,386
Net realized gain (loss) on investments	(1,457)	32	1,342	10,682
Unrealized appreciation (depreciation)	(2,273)	2,048	(42,716)	19,220
Net increase (decrease) in net assets from operations	(3,284)	1,959	(37,846)	32,288
Contract Transactions:
Payments received from contract owners	590	208	7,344	9,036
Transfers between sub-accounts and the fixed account, net	(17,591)	(1,350)	(33,191)	43,853
Contract benefits	(204)	(291)	(658)	(664)
Contract terminations	(1,058)	(926)	(8,134)	(7,095)
Contract maintenance charges	(3)	(4)	(14)	(16)
Other transfers (to) from FILI, net	(12)	11	(8)	53
Net increase (decrease) in net assets from contract transactions	(18,278)	(2,352)	(34,661)	45,167
Total increase (decrease) in net assets	(21,562)	(393)	(72,507)	77,455
Net Assets:
Beginning of period	21,562	21,955	224,295	146,840
End of period	$ 0	$ 21,562	$ 151,788	$ 224,295
(In thousands)	Subaccounts Investing In:
	PVIT - Low Duration		PVIT - Real Return		PVIT - Total Return
	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Operations:
Net investment income (loss)	$ 6,539	$ 3,887	$ 4,791	$ 1,590	$ 12,523	$ 7,047
Net realized gain (loss) on investments	1,071	4,005	13,579	4,704	9,118	16,361
Unrealized appreciation (depreciation)	(4,685)	4,658	10,561	2,416	(5,562)	(3,472)
Net increase (decrease) in net assets from operations	2,925	12,550	28,931	8,710	16,079	19,936
Contract Transactions:
Payments received from contract owners	40,419	52,307	46,588	32,185	49,911	84,203
Transfers between sub-accounts and the fixed account, net	83,712	214,568	137,212	98,110	111,987	214,951
Contract benefits	(2,608)	(422)	(1,145)	(185)	(1,739)	(569)
Contract terminations	(28,532)	(18,521)	(10,076)	(6,344)	(24,011)	(16,460)
Contract maintenance charges	(7)	(5)	(7)	(5)	(8)	(8)
Other transfers (to) from FILI, net	18	2	31	9	55	43
Net increase (decrease) in net assets from contract transactions	93,002	247,929	172,603	123,770	136,195	282,160
Total increase (decrease) in net assets	95,927	260,479	201,534	132,480	152,274	302,096
Net Assets:
Beginning of period	395,385	134,906	202,358	69,878	455,439	153,343
End of period	$ 491,312	$ 395,385	$ 403,892	$ 202,358	$ 607,713	$ 455,439

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

Fidelity Investments Variable Annuity Account I

1. Organization

Fidelity Investments Variable Annuity Account I (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Fidelity Investments Life Insurance Company ("FILI"), a wholly-owned subsidiary of FMR LLC, on July 22, 1987 and exists in accordance with the regulations of the State of Utah Insurance Department. The Account is a funding vehicle of individual Fidelity Retirement Reserves, Fidelity Personal Retirement, Fidelity Growth and Guaranteed Income, Fidelity Income Advantage and Fidelity Freedom Lifetime Income variable annuity contracts. Effective March 31, 2009, Fidelity Growth and Guaranteed Income, which offered a guaranteed minimum withdrawal benefit was closed to new business. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of FILI. The Account cannot be charged with liabilities arising out of any other business of FILI.

Each subaccount invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

Fund Groups
Fidelity Variable Insurance Product Funds ("VIP")
Fidelity Variable Insurance Product Funds ("Investor Class") ("VIP - Investor Class")
The Universal Institutional Funds ("UIF")
Wells Fargo Advantage Variable Trust Funds ("WFAF")
Lazard Retirement Series, Inc. ("Lazard")
PIMCO Variable Insurance Trust Funds ("PVIT")
Invesco Advisers, Inc. ("Invesco")

Effective October 21, 2011, the CST U.S. Equity Flex I and CST International Flex III funds were liquidated and closed. Any policyholders with remaining shares in the funds were transferred to the VIP Money Market Portfolio.

During 2010, Invesco was added as a fund group and the following underlying funds were renamed:

Old Name	New Name
UIF - Global Value Equity	Invesco - Van Kampen Global Value Equity
UIF - International Magnum	UIF - Global Tactical Asset Allocation

As of December 31, 2011, the net assets and units of Fidelity Retirement Reserve contracts that have annuitized were $91,685,000 and 4,157,000 respectively.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The Financial Accounting Standards Board ("FASB") established the FASB Accounting Standards Codification ("the Codification") as the source of authoritative GAAP. All guidance contained in the Codification carries an equal level of authority.

Investments

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Receivable from/Payable to FILI

Receivable from/payable to FILI represents adjustments for contract guarantees which are the responsibility of FILI.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

2. Significant Accounting Policies - continued

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("the Code").

Under the current provisions of the Code, FILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. FILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by FILI when the difference reverses. As such, no charge is being made currently to the Account for federal income taxes. FILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the Code, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the Code. FILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Estimates

The preparation of the Financial Statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Fair Value Measurements

In September 2006, the Financial Accounting Standards Board issued the guidance on fair value measurements. The guidance establishes a framework for measuring fair value under U.S. GAAP and enhances disclosures about fair value measurements. The new definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable market price existed (an exit price). In addition, the guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2, and 3").

The Account carries investments which are made by the subaccounts in their corresponding mutual funds at fair value in the financial statements. The mutual funds are valued at the reported net asset values of such portfolios. The Account categorized the financial assets carried at fair value in the Statement of Assets and Liabilities based upon the guidance's three-level valuation hierarchy. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. The assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

  Level 1 - Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market (e.g., active exchange-traded equities).
  Level 2 - Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.
  Level 3 - Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect judgments about the assumptions that a market participant would use in pricing the asset or liability, and are based on the best available information, some of which is internally developed.

All subaccounts are invested in mutual funds whose value is based on the underlying net asset value of those funds. Open ended mutual funds in the subaccounts produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

2. Significant Accounting Policies - continued

Adoption of New Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board ("FASB") issued updated guidance that requires new fair value disclosures about significant transfers between Level 1 and 2 measurement categories and separate presentation of purchases, sales, issuances, and settlements within the roll forward of Level 3 activity. The updated guidance also clarifies the disclosure requirements about level of disaggregation and valuation techniques and inputs. This new guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of Level 3 activity, which are effective for interim and annual reporting periods beginning after December 15, 2010. The Account adopted the effective portions of this guidance on January 1, 2010. The account adopted the required disclosures about purchases, sales, issuances, and settlements in the roll forward of Level 3 activity is effective January 1, 2011. The account had no Level 3 activity during 2011. Adoption of this guidance did not have a material impact on the financial statements.

Future Adoption of New Accounting Pronouncements

In May 2011, the FASB issued amended guidance regarding fair value measurements and disclosures. Although the amended guidance is largely consistent with existing fair value measurement principles under GAAP, some of the amendments could change how the fair value measurement guidance is applied. In addition, the existing disclosure requirements for fair value measurements have been expanded. The amended guidance is effective for the Company beginning January 1, 2012. The Company does not expect the adoption of this amended guidance to have a material impact on the consolidated financial statements.

3. Expenses and Related Party Transactions

FILI deducts a daily charge, through a reduction in unit values, from the net assets of the Account for the assumption of mortality and expense risks and for administrative charges. FILI also deducts an annual maintenance charge, through a redemption of units, for the Fidelity Retirement Reserves. The maintenance charge, which is waived on certain contracts, is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

FILI previously offered Fidelity Retirement Reserves contract holders the opportunity to elect a death benefit rider. The rider allowed the contract holder to lock in their death benefit at the highest contract value at any contract anniversary date before the annuitant reached age 80. Effective January 1, 2003, the rider was no longer available to new contracts. For those contract holders who had elected the rider, FILI continues to deduct a quarterly charge, through a redemption of units. There will be no charges made once the annuitants reach their 85th birthday. The death benefit rider is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

Effective September 7, 2010, the annual mortality and expense and administrative charge for certain contract holders in Fidelity Personal Retirement is .20% and .05%, respectively. In addition, certain Fidelity Personal Retirement contract holders are eligible for a lower annual mortality and expense and administrative charge of .05% and .05%, respectively, with an initial purchase or contract value of $1 million or greater. The total return shown for this product in Footnote 6 is for the period from September 7, 2010 to December 31, 2010.

Effective January 1, 2009 through September 6, 2010, the annual mortality and expense and administrative charges for new contract holders in Fidelity Personal Retirement was .25% and .10%, respectively. The annual mortality and expense and administrative charge for contract holders in Fidelity Personal Retirement prior to January 1, 2009 was .20% and .05%, respectively.

Effective January 1, 2009, the annual mortality and expense and administrative charges for new contract holders in Fidelity Growth and Guaranteed Income is 1.00% and .25%, respectively for single annuitants and 1.15% and .25%, respectively for joint annuitants. The annual mortality and expense and administrative charge for contract holders in Fidelity Growth and Guaranteed Income prior to January 1, 2009 is .85% and .25%, respectively for single annuitants and 1.00% and .25%, respectively for joint annuitants.

The annual rates of mortality and expense risk fees, administrative expense fees, death benefit fees, and the maximum dollar amount of the contract fee for the year ended are displayed in the table below.

	Fidelity Retirement Reserves	Fidelity Income Advantage	Fidelity Personal Retirement	Fidelity Freedom Lifetime Income	Fidelity Growth and Guaranteed Income
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)	0.75%	0.75%	0.05% - 0.20%	0.50%	0.85%-1.15%
Administrative Expense (Annual Rate)	0.05%	0.25%	0.05%	0.10%	0.25%

Contract Deductions:
Death Benefit Fees (Annual Rate)	0.20%	-	-	-	-
Annual Maintenance Charge (Maximum)	$30	-	-	-	-

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

3. Expenses and Related Party Transactions - continued

The following Underlying Funds impose a 1.0% redemption fee for interests held for less than 60 days:

VIP - Overseas, Class R	VIP - Consumer Discretionary
VIP - Overseas, Class R Investor Class	VIP - Consumer Discretionary Investor Class
VIP - Utilities	VIP - International Capital Appreciation, Class R
VIP - Utilities Investor Class	VIP - International Capital Appreciation, Class R Investor Class
VIP - Technology	VIP - Consumer Staples
VIP - Technology Investor Class	VIP - Consumer Staples Investor Class
VIP - Energy	VIP - Materials
VIP - Energy Investor Class	VIP - Materials Investor Class
VIP - Health Care	VIP - Telecommunications
VIP - Health Care Investor Class	VIP - Telecommunications Investor Class
VIP - Financial Services	VIP - Emerging Markets
VIP - Financial Services Investor Class	VIP - Emerging Markets Investor Class
VIP - Industrials
VIP - Industrials Investor Class

FILI collects these fees on behalf of these VIP portfolios through a redemption of units, but the fees are retained by the portfolios, not by FILI, and are part of the portfolios' assets. The redemption fee is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

FILI charges an amount equal to the state premium taxes it pays, ranging from 0-3.5%, pursuant to provisions in the contracts it issues.

The disclosures above include charges currently assessed to the contract holder. There are certain other additional charges, such as exchange charges and other taxes, which may be assessed in accordance with the terms of the contract in future periods.

The contracts are distributed through Fidelity Brokerage Services LLC ("FBS"), Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc. ("FIIS"), all of which are affiliated with FMR LLC. FBS, FIA, and FIIS are the distributors and FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, Inc. ("FIIOC"), an affiliate of FMR LLC, is the transfer and shareholder servicing agent for the VIP portfolios.

Management fees are paid by certain funds to Fidelity Management & Research Company, an affiliate of FMR LLC, in its capacity as advisor to the VIP mutual fund portfolios. The total management fees, as a percentage of a fund's average net assets, for the year ended December 31, 2011 were 0.045% to 0.81% depending on the fund.

4. Investments

Purchases and Sales

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the year ended
December 31, 2011:

	Purchases (000s)	Sales (000s)
VIP - Money Market	$ 162,385	$ 194,267
VIP - Money Market Investor Class	638,136	574,082
VIP - High Income	22,923	35,835
VIP - High Income Investor Class	216,059	175,311
VIP - Equity-Income	14,301	68,395
VIP - Equity-Income Investor Class	32,996	19,433
VIP - Growth	7,397	56,784
VIP - Growth Investor Class	29,804	20,249
VIP - Overseas	1,323	12,368
VIP - Overseas, Class R	3,599	12,643
VIP - Overseas, Class R Investor Class	25,629	20,341
VIP - Investment Grade Bond	46,018	71,825
VIP - Investment Grade Bond Investor Class	140,193	85,421
VIP - Asset Manager	9,229	38,554
VIP - Asset Manager Investor Class	30,365	21,193
VIP - Index 500	107,373	116,944
VIP - Asset Manager: Growth	3,921	13,968

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Asset Manager: Growth Investor Class	$ 13,456	$ 7,764
VIP - Contrafund	14,085	128,418
VIP - Contrafund Investor Class	91,933	66,864
VIP - Balanced	13,057	28,747
VIP - Balanced Investor Class	98,609	107,137
VIP - Dynamic Capital Appreciation	981	5,358
VIP - Dynamic Capital Appreciation Investor Class	6,457	7,222
VIP - Growth & Income	4,309	18,285
VIP - Growth & Income Investor Class	13,768	9,211
VIP - Growth Opportunities	14,031	15,049
VIP - Growth Opportunities Investor Class	30,869	14,125
VIP - Mid Cap	7,544	83,891
VIP - Mid Cap Investor Class	56,401	56,974
VIP - Value Strategies	3,790	13,254
VIP - Value Strategies Investor Class	16,361	17,439
VIP - Utilities	10,928	5,504
VIP - Utilities Investor Class	29,402	6,933
VIP - Technology	26,743	43,657
VIP - Technology Investor Class	42,751	44,278
VIP - Energy	35,422	47,174
VIP - Energy Investor Class	48,368	38,497
VIP - Health Care	31,751	19,254
VIP - Health Care Investor Class	51,669	17,375
VIP - Financial Services	6,626	10,608
VIP - Financial Services Investor Class	10,400	14,082
VIP - Industrials	12,901	18,139
VIP - Industrials Investor Class	30,783	30,258
VIP - Consumer Discretionary	3,002	9,841
VIP - Consumer Discretionary Investor Class	9,363	18,098
VIP - Real Estate	9,241	15,213
VIP - Real Estate Investor Class	32,344	18,177
VIP - Strategic Income	29,386	26,661
VIP - Strategic Income Investor Class	244,212	52,256
VIP - Growth Strategies	2,601	4,259
VIP - Growth Strategies Investor Class	5,192	6,108
VIP - International Capital Appreciation, Class R	2,183	5,082
VIP - International Capital Appreciation, Class R Investor Class	7,409	7,387
VIP - Value Leaders	877	3,704
VIP - Value Leaders Investor Class	4,445	6,913
VIP - Value	2,775	6,987
VIP - Value Investor Class	7,257	12,829
VIP - Growth Stock	5,879	3,924
VIP - Growth Stock Investor Class	21,318	11,860
VIP - Freedom Income	5,274	5,061
VIP - Freedom Income Investor Class	7,897	9,575
VIP - Freedom 2005	1,327	1,550
VIP - Freedom 2005 Investor Class	3,432	3,543
VIP - Freedom 2010	2,017	3,921
VIP - Freedom 2010 Investor Class	11,462	13,210
VIP - Freedom 2015	5,826	6,782
VIP - Freedom 2015 Investor Class	19,968	18,397

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Freedom 2020	$ 4,332	$ 5,130
VIP - Freedom 2020 Investor Class	23,705	12,968
VIP - Freedom 2025	2,049	3,578
VIP - Freedom 2025 Investor Class	15,455	6,062
VIP - Freedom 2030	2,668	2,484
VIP - Freedom 2030 Investor Class	12,779	5,075
VIP - Freedom Lifetime Income I	1,874	1,105
VIP - Freedom Lifetime Income II	3,526	1,104
VIP - Freedom Lifetime Income III	1,215	810
VIP - Disciplined Small Cap	8,711	8,192
VIP - Disciplined Small Cap Investor Class	27,995	22,678
VIP - FundsManager 20%	193,975	63,240
VIP - FundsManager 50%	179,102	86,472
VIP - FundsManager 60%	161,526	123,468
VIP - FundsManager 70%	113,833	71,405
VIP - FundsManager 85%	63,450	36,772
VIP - Consumer Staples	7,928	3,669
VIP - Consumer Staples Investor Class	31,872	6,429
VIP - Materials	10,109	24,839
VIP - Materials Investor Class	31,446	30,895
VIP - Telecommunications	3,887	3,959
VIP - Telecommunications Investor Class	8,127	7,001
VIP - Emerging Markets	5,880	16,429
VIP - Emerging Markets Investor Class	12,559	17,532
UIF - Emerging Markets Equity	10,253	59,133
UIF - Emerging Markets Debt	66,803	42,469
UIF - Global Tactical Asset Allocation	4,225	16,437
Invesco - Van Kampen Global Value Equity	8,211	8,449
WFAF - Advantage VT Discovery	13	4,147
WFAF - Advantage VT Opportunity	46	3,338
CST - U.S. Equity Flex I	55	12,138
CST - International Equity Flex III	8,442	26,275
Lazard - Retirement Emerging Markets	53,841	84,975
PVIT - Low Duration	198,403	98,863
PVIT - Real Return	230,963	42,325
PVIT - Total Return	231,530	74,171

Shares, Aggregate Cost and Net Asset Value

The following table shows the number of shares owned, aggregate cost and net asset value per share of each portfolio at
December 31, 2011:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Money Market	474,224	$ 474,224	$ 1.00
VIP - Money Market Investor Class	797,552	797,552	1.00
VIP - High Income	24,800	280,728	5.39
VIP - High Income Investor Class	44,237	262,852	5.37
VIP - Equity-Income	21,578	538,832	18.69
VIP - Equity-Income Investor Class	7,273	174,263	18.64
VIP - Growth	9,491	484,683	36.89
VIP - Growth Investor Class	2,420	97,988	36.81

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Overseas	5,020	$ 125,383	$ 13.63
VIP - Overseas, Class R	2,813	65,762	13.60
VIP - Overseas, Class R Investor Class	7,387	156,638	13.59
VIP - Investment Grade Bond	26,843	357,899	12.97
VIP - Investment Grade Bond Investor Class	34,363	446,781	12.93
VIP - Asset Manager	19,113	317,889	13.80
VIP - Asset Manager Investor Class	6,604	99,171	13.74
VIP - Index 500	4,883	731,179	129.33
VIP - Asset Manager: Growth	5,888	96,200	13.35
VIP - Asset Manager: Growth Investor Class	2,434	36,273	13.29
VIP - Contrafund	35,214	977,793	23.02
VIP - Contrafund Investor Class	21,822	626,371	22.94
VIP - Balanced	8,464	132,632	14.63
VIP - Balanced Investor Class	81,192	1,164,069	14.56
VIP - Dynamic Capital Appreciation	1,561	15,475	8.22
VIP - Dynamic Capital Appreciation Investor Class	2,579	24,372	8.22
VIP - Growth & Income	7,769	126,491	12.59
VIP - Growth & Income Investor Class	2,484	36,155	12.56
VIP - Growth Opportunities	3,325	72,083	18.30
VIP - Growth Opportunities Investor Class	2,770	53,316	18.23
VIP - Mid Cap	11,796	370,751	29.08
VIP - Mid Cap Investor Class	9,317	310,343	29.00
VIP - Value Strategies	4,936	67,177	8.78
VIP - Value Strategies Investor Class	4,705	56,293	8.74
VIP - Utilities	2,441	30,776	10.93
VIP - Utilities Investor Class	3,936	44,695	10.88
VIP - Technology	6,533	73,140	9.81
VIP - Technology Investor Class	7,260	81,487	9.75
VIP - Energy	6,202	151,834	18.81
VIP - Energy Investor Class	5,144	124,937	18.77
VIP - Health Care	3,421	47,034	13.69
VIP - Health Care Investor Class	4,675	63,832	13.63
VIP - Financial Services	1,961	24,949	5.55
VIP - Financial Services Investor Class	2,205	22,732	5.54
VIP - Industrials	2,210	34,671	14.29
VIP - Industrials Investor Class	2,851	45,507	14.24
VIP - Consumer Discretionary	560	7,278	12.26
VIP - Consumer Discretionary Investor Class	1,091	13,949	12.25
VIP - Real Estate	3,115	72,588	15.02
VIP - Real Estate Investor Class	4,966	87,361	14.97
VIP - Strategic Income	12,534	140,111	11.15
VIP - Strategic Income Investor Class	67,828	773,995	11.12
VIP - Growth Strategies	552	6,250	8.20
VIP - Growth Strategies Investor Class	819	8,518	8.14
VIP - International Capital Appreciation, Class R	1,143	15,487	8.42
VIP - International Capital Appreciation, Class R Investor Class	2,716	32,445	8.37
VIP - Value Leaders	630	9,607	9.26
VIP - Value Leaders Investor Class	1,295	17,713	9.24
VIP - Value	1,237	16,946	10.60
VIP - Value Investor Class	2,659	35,230	10.59

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Growth Stock	622	$ 9,122	$ 13.64
VIP - Growth Stock Investor Class	1,638	23,312	13.54
VIP - Freedom Income	939	10,260	10.21
VIP - Freedom Income Investor Class	2,748	29,391	10.30
VIP - Freedom 2005	501	5,922	9.86
VIP - Freedom 2005 Investor Class	898	9,910	9.60
VIP - Freedom 2010	1,456	17,142	10.31
VIP - Freedom 2010 Investor Class	4,729	51,763	9.77
VIP - Freedom 2015	2,754	32,619	10.38
VIP - Freedom 2015 Investor Class	6,465	69,783	9.55
VIP - Freedom 2020	2,276	27,222	10.21
VIP - Freedom 2020 Investor Class	9,958	106,517	9.31
VIP - Freedom 2025	1,126	13,798	10.02
VIP - Freedom 2025 Investor Class	5,181	54,626	9.36
VIP - Freedom 2030	1,330	16,779	9.70
VIP - Freedom 2030 Investor Class	5,334	56,386	8.92
VIP - Freedom Lifetime Income I	893	9,474	9.65
VIP - Freedom Lifetime Income II	1,682	18,707	9.55
VIP - Freedom Lifetime Income III	765	8,513	8.92
VIP - Disciplined Small Cap	1,669	19,370	10.94
VIP - Disciplined Small Cap Investor Class	4,501	51,817	10.92
VIP - FundsManager 20%	44,255	469,441	10.68
VIP - FundsManager 50%	69,237	706,066	9.78
VIP - FundsManager 60%	123,873	1,108,243	9.52
VIP - FundsManager 70%	54,766	562,390	9.03
VIP - FundsManager 85%	24,451	248,813	8.58
VIP - Consumer Staples	1,010	11,888	12.42
VIP - Consumer Staples Investor Class	3,296	39,041	12.39
VIP - Materials	2,169	27,272	11.67
VIP - Materials Investor Class	3,927	50,380	11.67
VIP - Telecommunications	354	3,283	7.81
VIP - Telecommunications Investor Class	712	6,469	7.78
VIP - Emerging Markets	1,783	17,323	7.74
VIP - Emerging Markets Investor Class	3,571	33,987	7.72
UIF - Emerging Markets Equity	9,792	208,538	12.53
UIF - Emerging Markets Debt	20,004	169,886	8.31
UIF - Global Tactical Asset Allocation	4,039	54,385	8.57
Invesco - Van Kampen Global Value Equity	3,080	21,859	6.80
WFAF - Advantage VT Discovery	1,189	37,779	21.37
WFAF - Advantage VT Opportunity	1,008	27,909	17.38
Lazard - Retirement Emerging Markets	8,196	202,226	18.52
PVIT - Low Duration	47,333	496,181	10.38
PVIT - Real Return	28,953	621,274	13.95
PVIT - Total Return	55,146	393,090	11.02

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2011 and 2010 were as follows:

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2011	2010	2011	2010
VIP - Money Market
Units Issued	16,444	13,656	1,132	631
Units Redeemed	(18,021)	(21,449)	(875)	(1,098)
Net Increase (Decrease)	(1,577)	(7,793)	257	(467)
VIP - High Income
Units Issued	616	706	134	193
Units Redeemed	(1,029)	(1,210)	(255)	(317)
Net Increase (Decrease)	(413)	(504)	(121)	(124)
VIP - Equity-Income
Units Issued	254	234	36	29
Units Redeemed	(1,167)	(1,290)	(157)	(170)
Net Increase (Decrease)	(913)	(1,056)	(121)	(141)
VIP - Growth
Units Issued	276	186	41	33
Units Redeemed	(977)	(943)	(104)	(102)
Net Increase (Decrease)	(701)	(757)	(63)	(69)
VIP - Overseas
Units Issued	5	1	0	0
Units Redeemed	(304)	(367)	(23)	(31)
Net Increase (Decrease)	(299)	(366)	(23)	(31)
VIP - Overseas, Class R
Units Issued	423	480	74	42
Units Redeemed	(1,018)	(1,232)	(182)	(154)
Net Increase (Decrease)	(595)	(752)	(108)	(112)
VIP - Investment Grade Bond
Units Issued	1,376	1,581	132	165
Units Redeemed	(2,343)	(3,241)	(377)	(482)
Net Increase (Decrease)	(967)	(1,660)	(245)	(317)
VIP - Asset Manager
Units Issued	179	190	34	29
Units Redeemed	(892)	(929)	(153)	(180)
Net Increase (Decrease)	(713)	(739)	(119)	(151)
VIP - Index 500
Units Issued	709	830	43	60
Units Redeemed	(1,969)	(2,331)	(213)	(269)
Net Increase (Decrease)	(1,260)	(1,501)	(170)	(209)
VIP - Asset Manager: Growth
Units Issued	142	100	3	9
Units Redeemed	(497)	(554)	(74)	(85)
Net Increase (Decrease)	(355)	(454)	(71)	(76)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2011	2010	2011	2010
VIP - Contrafund
Units Issued	909	1,021	78	103
Units Redeemed	(3,163)	(3,652)	(334)	(376)
Net Increase (Decrease)	(2,254)	(2,631)	(256)	(273)
VIP - Balanced
Units Issued	916	1,009	116	144
Units Redeemed	(1,526)	(1,624)	(397)	(298)
Net Increase (Decrease)	(610)	(615)	(281)	(154)
VIP - Dynamic Capital Appreciation
Units Issued	95	274	6	96
Units Redeemed	(327)	(359)	(62)	(63)
Net Increase (Decrease)	(232)	(85)	(56)	33
VIP - Growth & Income
Units Issued	284	312	18	13
Units Redeemed	(958)	(1,196)	(162)	(206)
Net Increase (Decrease)	(674)	(884)	(144)	(193)
VIP - Growth Opportunities
Units Issued	1,321	801	203	174
Units Redeemed	(1,382)	(1,285)	(214)	(175)
Net Increase (Decrease)	(61)	(484)	(11)	(1)
VIP - Mid Cap
Units Issued	1,082	2,410	83	233
Units Redeemed	(3,637)	(3,394)	(471)	(447)
Net Increase (Decrease)	(2,555)	(984)	(388)	(214)
VIP - Value Strategies
Units Issued	382	1,158	90	209
Units Redeemed	(965)	(1,404)	(143)	(285)
Net Increase (Decrease)	(583)	(246)	(53)	(76)
VIP - Utilities
Units Issued	807	258	169	13
Units Redeemed	(509)	(611)	(102)	(64)
Net Increase (Decrease)	298	(353)	67	(51)
VIP - Technology
Units Issued	2,229	2,410	209	324
Units Redeemed	(3,387)	(3,068)	(427)	(384)
Net Increase (Decrease)	(1,158)	(658)	(218)	(60)
VIP - Energy
Units Issued	1,814	1,297	252	93
Units Redeemed	(2,318)	(2,274)	(269)	(259)
Net Increase (Decrease)	(504)	(977)	(17)	(166)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2011	2010	2011	2010
VIP - Health Care
Units Issued	2,324	495	333	63
Units Redeemed	(1,718)	(896)	(185)	(108)
Net Increase (Decrease)	606	(401)	148	(45)
VIP - Financial Services
Units Issued	1,007	2,023	74	221
Units Redeemed	(1,332)	(2,245)	(200)	(160)
Net Increase (Decrease)	(325)	(222)	(126)	61
VIP - Industrials
Units Issued	695	636	113	113
Units Redeemed	(950)	(619)	(150)	(81)
Net Increase (Decrease)	(255)	17	(37)	32
VIP - Consumer Discretionary
Units Issued	362	1,020	39	186
Units Redeemed	(815)	(421)	(106)	(84)
Net Increase (Decrease)	(453)	599	(67)	102
VIP - Real Estate
Units Issued	707	1,285	70	185
Units Redeemed	(988)	(1,270)	(115)	(134)
Net Increase (Decrease)	(281)	15	(45)	51
VIP - Strategic Income
Units Issued	2,560	2,462	201	293
Units Redeemed	(2,762)	(3,765)	(313)	(556)
Net Increase (Decrease)	(202)	(1,303)	(112)	(263)
VIP - Growth Strategies
Units Issued	234	290	31	41
Units Redeemed	(373)	(216)	(34)	(20)
Net Increase (Decrease)	(139)	74	(3)	21
VIP - International Capital Appreciation, Class R
Units Issued	249	517	9	48
Units Redeemed	(460)	(783)	(42)	(87)
Net Increase (Decrease)	(211)	(266)	(33)	(39)
VIP - Value Leaders
Units Issued	108	166	10	7
Units Redeemed	(371)	(432)	(41)	(134)
Net Increase (Decrease)	(263)	(266)	(31)	(127)
VIP - Value
Units Issued	356	762	65	145
Units Redeemed	(692)	(848)	(118)	(150)
Net Increase (Decrease)	(336)	(86)	(53)	(5)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2011	2010	2011	2010
VIP - Growth Stock
Units Issued	539	335	63	34
Units Redeemed	(404)	(287)	(44)	(29)
Net Increase (Decrease)	135	48	19	5
VIP - Freedom Income
Units Issued	454	236	0	0
Units Redeemed	(448)	(404)	0	0
Net Increase (Decrease)	6	(168)	0	0
VIP - Freedom 2005
Units Issued	108	111	0	0
Units Redeemed	(132)	(246)	0	0
Net Increase (Decrease)	(24)	(135)	0	0
VIP - Freedom 2010
Units Issued	172	268	0	0
Units Redeemed	(341)	(374)	0	0
Net Increase (Decrease)	(169)	(106)	0	0
VIP - Freedom 2015
Units Issued	474	454	0	0
Units Redeemed	(588)	(622)	0	0
Net Increase (Decrease)	(114)	(168)	0	0
VIP - Freedom 2020
Units Issued	363	417	0	0
Units Redeemed	(461)	(540)	0	0
Net Increase (Decrease)	(98)	(123)	0	0
VIP - Freedom 2025
Units Issued	157	151	0	0
Units Redeemed	(287)	(143)	0	0
Net Increase (Decrease)	(130)	8	0	0
VIP - Freedom 2030
Units Issued	213	279	0	0
Units Redeemed	(219)	(335)	0	0
Net Increase (Decrease)	(6)	(56)	0	0
VIP - Disciplined Small Cap
Units Issued	1,145	1,047	128	131
Units Redeemed	(1,128)	(748)	(113)	(123)
Net Increase (Decrease)	17	299	15	8

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2011	2010	2011	2010
VIP - Funds Manager 20%
Units Issued	2,450	1,680	264	254
Units Redeemed	(2,189)	(1,406)	(265)	(270)
Net Increase (Decrease)	261	274	(1)	(16)
VIP - Funds Manager 50%
Units Issued	2,281	2,031	467	779
Units Redeemed	(2,653)	(1,959)	(760)	(888)
Net Increase (Decrease)	(372)	72	(293)	(109)
VIP - Funds Manager 60%
Units Issued	1,618	1,689	299	637
Units Redeemed	(1,466)	(941)	(463)	(288)
Net Increase (Decrease)	152	748	(164)	349
VIP - Funds Manager 70%
Units Issued	956	1,290	264	270
Units Redeemed	(1,504)	(1,452)	(705)	(716)
Net Increase (Decrease)	(548)	(162)	(441)	(446)
VIP - Funds Manager 85%
Units Issued	528	1,508	237	487
Units Redeemed	(1,017)	(1,834)	(405)	(390)
Net Increase (Decrease)	(489)	(326)	(168)	97
VIP - Consumer Staples
Units Issued	677	221	102	62
Units Redeemed	(384)	(321)	(55)	(87)
Net Increase (Decrease)	293	(100)	47	(25)
VIP - Materials
Units Issued	1,103	1,924	192	214
Units Redeemed	(2,269)	(1,633)	(194)	(331)
Net Increase (Decrease)	(1,166)	291	(2)	(117)
VIP - Telecommunications
Units Issued	364	281	116	112
Units Redeemed	(420)	(322)	(101)	(149)
Net Increase (Decrease)	(56)	(41)	15	(37)
VIP - Emerging Markets
Units Issued	919	1,905	38	222
Units Redeemed	(1,991)	(2,466)	(193)	(292)
Net Increase (Decrease)	(1,072)	(561)	(155)	(70)
UIF - Emerging Markets Equity
Units Issued	201	525	14	68
Units Redeemed	(1,270)	(1,441)	(148)	(179)
Net Increase (Decrease)	(1,069)	(916)	(134)	(111)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2011	2010	2011	2010
UIF - Emerging Markets Debt
Units Issued	383	735	37	83
Units Redeemed	(606)	(627)	(86)	(91)
Net Increase (Decrease)	(223)	108	(49)	(8)
UIF - Global Tactical Asset Allocation (b)
Units Issued	60	168	2	18
Units Redeemed	(499)	(621)	(69)	(72)
Net Increase (Decrease)	(439)	(453)	(67)	(54)
Invesco - Van Kampen Global Value Equity (b)
Units Issued	161	1,105	22	245
Units Redeemed	(320)	(1,279)	(49)	(273)
Net Increase (Decrease)	(159)	(174)	(27)	(28)
WFAF - Advantage VT Discovery
Units Issued	1	0	0	1
Units Redeemed	(149)	(229)	(28)	(25)
Net Increase (Decrease)	(148)	(229)	(28)	(24)
WFAF - Advantage VT Opportunity
Units Issued	0	1	0	1
Units Redeemed	(117)	(145)	(16)	(22)
Net Increase (Decrease)	(117)	(144)	(16)	(21)
CST - U.S Equity Flex I
Units Issued	0	1	0	0
Units Redeemed	(1,010)	(211)	(182)	(27)
Net Increase (Decrease)	(1,010)	(210)	(182)	(27)
CST - International Equity Flex III
Units Issued	218	98	15	5
Units Redeemed	(1,465)	(392)	(189)	(51)
Net Increase (Decrease)	(1,247)	(294)	(174)	(46)
Lazard - Retirement Emerging Markets
Units Issued	1,087	2,811	118	246
Units Redeemed	(2,840)	(3,211)	(240)	(243)
Net Increase (Decrease)	(1,753)	(400)	(122)	3

(b) Fund name change. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2011	2010	2011	2010
PVIT- Low Duration
Units Issued	3,187	5,300	204	354
Units Redeemed	(2,541)	(2,895)	(127)	(211)
Net Increase (Decrease)	646	2,405	77	143
PVIT- Real Return
Units Issued	3,209	3,209	324	194
Units Redeemed	(1,413)	(2,373)	(87)	(176)
Net Increase (Decrease)	1,796	836	237	18
PVIT- Total Return
Units Issued	2,726	4,639	171	517
Units Redeemed	(2,308)	(2,616)	(131)	(423)
Net Increase (Decrease)	418	2,023	40	94
	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

(in thousands)	2011	2010	2011	2010
VIP - Money Market Investor Class
Units Issued	207,667	204,195	1,847	486
Units Redeemed	(201,391)	(219,217)	(1,953)	(435)
Net Increase (Decrease)	6,276	(15,022)	(106)	51
VIP - High Income Investor Class
Units Issued	18,679	18,611	0	0
Units Redeemed	(16,490)	(14,897)	0	0
Net Increase (Decrease)	2,189	3,714	0	0
VIP - Equity Income Investor Class
Units Issued	3,913	4,546	0	0
Units Redeemed	(3,026)	(5,229)	0	0
Net Increase (Decrease)	887	(683)	0	0
VIP - Growth Investor Class
Units Issued	3,259	2,703	0	0
Units Redeemed	(2,573)	(2,597)	0	0
Net Increase (Decrease)	686	106	0	0
VIP - Overseas, Class R Investor Class
Units Issued	2,961	3,563	0	0
Units Redeemed	(2,743)	(3,681)	0	0
Net Increase (Decrease)	218	(118)	0	0
VIP - Investment Grade Bond Investor Class
Units Issued	14,270	19,613	0	0
Units Redeemed	(11,619)	(19,660)	0	0
Net Increase (Decrease)	2,651	(47)	0	0
VIP - Asset Manager Investor Class
Units Issued	2,724	3,447	0	0
Units Redeemed	(2,113)	(2,082)	0	0
Net Increase (Decrease)	611	1,365	0	0
VIP - Index 500
Units Issued	9,605	11,786	0	0
Units Redeemed	(8,129)	(10,290)	0	0
Net Increase (Decrease)	1,476	1,496	0	0
VIP - Asset Manager: Growth Investor Class
Units Issued	1,098	814	0	0
Units Redeemed	(682)	(610)	0	0
Net Increase (Decrease)	416	204	0	0
VIP - Contrafund Investor Class
Units Issued	12,000	16,464	0	0
Units Redeemed	(10,191)	(14,131)	0	0
Net Increase (Decrease)	1,809	2,333	0	0
VIP - Balanced Investor Class
Units Issued	6,864	7,340	0	0
Units Redeemed	(4,496)	(5,475)	0	0
Net Increase (Decrease)	2,368	1,865	0	0

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2011	2010	2011	2010
VIP - Dynamic Capital Appreciation Investor Class
Units Issued	614	1,408	0	0
Units Redeemed	(675)	(1,172)	0	0
Net Increase (Decrease)	(61)	236	0	0
VIP - Growth & Income Investor Class
Units Issued	1,357	1,377	0	0
Units Redeemed	(1,006)	(1,290)	0	0
Net Increase (Decrease)	351	87	0	0
VIP - Growth Opportunities Investor Class
Units Issued	3,014	1,989	0	0
Units Redeemed	(1,760)	(1,896)	0	0
Net Increase (Decrease)	1,254	93	0	0
VIP - Mid Cap Investor Class
Units Issued	7,455	11,810	0	0
Units Redeemed	(7,482)	(7,670)	0	0
Net Increase (Decrease)	(27)	4,140	0	0
VIP - Value Strategies Investor Class
Units Issued	1,632	2,982	0	0
Units Redeemed	(1,718)	(3,020)	0	0
Net Increase (Decrease)	(86)	(38)	0	0
VIP - Utilities Investor Class
Units Issued	2,598	1,128	0	0
Units Redeemed	(907)	(972)	0	0
Net Increase (Decrease)	1,691	156	0	0
VIP - Technology Investor Class
Units Issued	3,705	4,565	0	0
Units Redeemed	(3,943)	(3,686)	0	0
Net Increase (Decrease)	(238)	879	0	0
VIP - Energy Investor Class
Units Issued	4,661	3,645	0	0
Units Redeemed	(4,173)	(3,823)	0	0
Net Increase (Decrease)	488	(178)	0	0
VIP - Health Care Investor Class
Units Issued	4,598	1,328	0	0
Units Redeemed	(2,187)	(1,178)	0	0
Net Increase (Decrease)	2,411	150	0	0
VIP - Financial Services Investor Class
Units Issued	1,481	2,562	0	0
Units Redeemed	(2,004)	(2,460)	0	0
Net Increase (Decrease)	(523)	102	0	0

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2011	2010	2011	2010
VIP - Industrials Investor Class
Units Issued	2,488	2,388	0	0
Units Redeemed	(2,586)	(1,383)	0	0
Net Increase (Decrease)	(98)	1,005	0	0
VIP - Consumer Discretionary Investor Class
Units Issued	1,017	2,318	0	0
Units Redeemed	(1,659)	(1,005)	0	0
Net Increase (Decrease)	(642)	1,313	0	0
VIP - Real Estate Investor Class
Units Issued	3,274	3,911	0	0
Units Redeemed	(2,309)	(2,651)	0	0
Net Increase (Decrease)	965	1,260	0	0
VIP - Strategic Income Investor Class
Units Issued	23,852	26,936	0	0
Units Redeemed	(11,980)	(16,900)	0	0
Net Increase (Decrease)	11,872	10,036	0	0
VIP - Growth Strategies Investor Class
Units Issued	466	682	0	0
Units Redeemed	(545)	(478)	0	0
Net Increase (Decrease)	(79)	204	0	0
VIP - International Capital Appreciation, Class R Investor Class
Units Issued	748	1,008	0	0
Units Redeemed	(747)	(1,296)	0	0
Net Increase (Decrease)	1	(288)	0	0
VIP - Value Leaders Investor Class
Units Issued	461	613	0	0
Units Redeemed	(728)	(1,084)	0	0
Net Increase (Decrease)	(267)	(471)	0	0
VIP - Value Investor Class
Units Issued	833	1,674	0	0
Units Redeemed	(1,373)	(1,777)	0	0
Net Increase (Decrease)	(540)	(103)	0	0
VIP - Growth Stock Investor Class
Units Issued	1,942	979	0	0
Units Redeemed	(1,249)	(533)	0	0
Net Increase (Decrease)	693	446	0	0
VIP - Freedom Income Investor Class
Units Issued	675	1,300	0	0
Units Redeemed	(883)	(815)	0	0
Net Increase (Decrease)	(208)	485	0	0

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2011	2010	2011	2010
VIP - Freedom 2005 Investor Class
Units Issued	280	260	0	0
Units Redeemed	(310)	(268)	0	0
Net Increase (Decrease)	(30)	(8)	0	0
VIP - Freedom 2010 Investor Class
Units Issued	962	1,025	0	0
Units Redeemed	(1,148)	(992)	0	0
Net Increase (Decrease)	(186)	33	0	0
VIP - Freedom 2015 Investor Class
Units Issued	1,697	1,344	0	0
Units Redeemed	(1,756)	(1,278)	0	0
Net Increase (Decrease)	(59)	66	0	0
VIP - Freedom 2020 Investor Class
Units Issued	1,994	2,014	0	0
Units Redeemed	(1,337)	(1,747)	0	0
Net Increase (Decrease)	657	267	0	0
VIP - Freedom 2025 Investor Class
Units Issued	1,245	1,027	0	0
Units Redeemed	(599)	(631)	0	0
Net Increase (Decrease)	646	396	0	0
VIP - Freedom 2030 Investor Class
Units Issued	1,001	932	0	0
Units Redeemed	(488)	(568)	0	0
Net Increase (Decrease)	513	364	0	0
VIP - Freedom Lifetime Income I
Units Issued	0	0	134	116
Units Redeemed	0	0	(87)	(54)
Net Increase (Decrease)	0	0	47	62
VIP - Freedom Lifetime Income II
Units Issued	0	0	258	41
Units Redeemed	0	0	(93)	(140)
Net Increase (Decrease)	0	0	165	(99)
VIP - Freedom Lifetime Income III
Units Issued	0	0	85	7
Units Redeemed	0	0	(62)	(80)
Net Increase (Decrease)	0	0	23	(73)
VIP - Disciplined Small Cap Investor Class
Units Issued	3,079	3,414	0	0
Units Redeemed	(2,692)	(2,286)	0	0
Net Increase (Decrease)	387	1,128	0	0

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2011	2010	2011	2010
VIP - FundsManager 20%
Units Issued	18,557	14,230	174	185
Units Redeemed	(8,142)	(7,082)	(137)	(9)
Net Increase (Decrease)	10,415	7,148	37	176
VIP - FundsManager 50%
Units Issued	17,257	16,344	725	113
Units Redeemed	(10,124)	(9,235)	(38)	(59)
Net Increase (Decrease)	7,133	7,109	687	54
VIP - FundsManager 60%
Units Issued	12,587	11,661	716	47
Units Redeemed	(4,956)	(4,113)	(68)	(10)
Net Increase (Decrease)	7,631	7,548	648	37
VIP - FundsManager 70%
Units Issued	11,233	11,023	97	0
Units Redeemed	(7,220)	(8,783)	(60)	(4)
Net Increase (Decrease)	4,013	2,240	37	(4)
VIP - FundsManager 85%
Units Issued	5,540	6,213	94	29
Units Redeemed	(2,926)	(5,116)	(10)	(6)
Net Increase (Decrease)	2,614	1,097	84	23
VIP - Consumer Staples Investor Class
Units Issued	2,964	883	0	0
Units Redeemed	(951)	(665)	0	0
Net Increase (Decrease)	2,013	218	0	0
VIP - Materials Investor Class
Units Issued	2,994	3,270	0	0
Units Redeemed	(3,096)	(2,858)	0	0
Net Increase (Decrease)	(102)	412	0	0
VIP - Telecommunications Investor Class
Units Issued	840	464	0	0
Units Redeemed	(759)	(421)	0	0
Net Increase (Decrease)	81	43	0	0
VIP - Emerging Markets Investor Class
Units Issued	1,754	3,083	0	0
Units Redeemed	(2,262)	(3,459)	0	0
Net Increase (Decrease)	(508)	(376)	0	0
UIF - Emerging Markets Equity
Units Issued	1,071	2,920	0	0
Units Redeemed	(2,349)	(2,809)	0	0
Net Increase (Decrease)	(1,278)	111	0	0

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2011	2010	2011	2010
UIF - Emerging Markets Debt
Units Issued	5,837	8,246	0	0
Units Redeemed	(3,737)	(3,824)	0	0
Net Increase (Decrease)	2,100	4,422	0	0
UIF - Global Tactical Asset Allocation (b)
Units Issued	389	1,336	0	0
Units Redeemed	(955)	(1,817)	0	0
Net Increase (Decrease)	(566)	(481)	0	0
Invesco - Van Kampen Global Value Equity (b)
Units Issued	586	1,212	0	0
Units Redeemed	(448)	(1,237)	0	0
Net Increase (Decrease)	138	(25)	0	0
Lazard - Retirement Emerging Markets
Units Issued	5,066	7,828	0	0
Units Redeemed	(5,522)	(4,321)	0	0
Net Increase (Decrease)	(456)	3,507	0	0
CST - International Equity Flex III
Units Issued	592	384	0	0
Units Redeemed	(1,084)	(305)	0	0
Net Increase (Decrease)	(492)	79	0	0
PVIT- Low Duration
Units Issued	25,408	40,282	0	0
Units Redeemed	(17,291)	(18,422)	0	0
Net Increase (Decrease)	8,117	21,860	0	0
PVIT- Real Return
Units Issued	21,468	20,637	0	0
Units Redeemed	(8,520)	(9,550)	0	0
Net Increase (Decrease)	12,948	11,087	0	0
PVIT- Total Return
Units Issued	24,970	43,360	0	0
Units Redeemed	(12,721)	(18,072)	0	0
Net Increase (Decrease)	12,249	25,288	0	0

(b) Fund name change. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Growth and Guaranteed Income
(in thousands)	2011	2010
VIP - Money Market Investor Class
Units Issued	1,100	833
Units Redeemed	(1,080)	(693)
Net Increase (Decrease)	20	140
VIP - Balanced Investor Class
Units Issued	1,164	1,292
Units Redeemed	(6,141)	(5,937)
Net Increase (Decrease)	(4,977)	(4,645)
VIP - Funds Manager 60%
Units Issued	426	271
Units Redeemed	(5,723)	(5,555)
Net Increase (Decrease)	(5,297)	(5,824)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values

A summary of unit values, units outstanding, income and expense ratios, investment income, and total return for each sub account, for each of the five years in the period ended December 31:

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Money Market
2011	22,023	$21.58	$21.04	$ 474,198	0.80%	1.00%	0.11%	(0.69%)	(0.89%)
2010	23,343	$21.73	$21.23	$ 506,091	0.80%	1.00%	0.18%	(0.56%)	(0.76%)
2009	31,603	$21.86	$21.39	$ 689,659	0.80%	1.00%	0.79%	(0.08%)	(0.29%)
2008	56,273	$21.88	$21.46	$ 1,229,224	0.80%	1.00%	2.95%	2.19%	1.99%
2007	39,849	$21.41	$21.04	$ 852,298	0.80%	1.00%	5.09%	4.36%	4.15%
VIP - Money Market Investor Class
2011	73,170	$10.01	$9.69	$ 797,469	0.10%	1.40%	0.09%	(0.01%)	(1.31%)
2010	66,980	$10.00	$9.82	$ 733,485	0.10%	1.40%	0.15%	0.09%	(1.18%)
2009	81,811	$11.46	$9.94	$ 920,262	0.25%	1.40%	0.75%	0.45%	(0.56%)
2008	132,876	$11.41	$10.29	$ 1,513,016	0.25%	1.25%	2.92%	2.74%	1.70%
2007	103,716	$11.10	$10.12	$ 1,147,660	0.25%	1.25%	4.85%	4.89%	1.20%
VIP - High Income
2011	3,385	$39.76	$38.76	$ 133,678	0.80%	1.00%	6.46%	3.20%	2.99%
2010	3,919	$38.52	$37.63	$ 150,089	0.80%	1.00%	7.46%	12.91%	12.69%
2009	4,547	$34.12	$33.39	$ 154,309	0.80%	1.00%	8.15%	42.81%	42.52%
2008	4,637	$23.89	$23.43	$ 110,267	0.80%	1.00%	7.90%	(25.59%)	(25.74%)
2007	5,828	$32.11	$31.55	$ 186,401	0.80%	1.00%	7.36%	1.96%	1.75%
VIP - High Income Investor Class
2011	17,762	$10.95	$17.38	$ 237,550	0.10%	0.25%	6.86%	3.72%	3.56%
2010	15,573	$10.56	$16.78	$ 204,605	0.10%	0.25%	7.29%	5.59%	13.68%
2009	11,859	$14.76	$12.33	$ 150,023	0.25%	0.35%	9.61%	43.40%	43.29%
2008	8,134	$8.60	$8.60	$ 69,947	0.25%	0.25%	7.94%	(25.14%)	(25.14%)
2007	6,700	$11.49	$11.49	$ 76,967	0.25%	0.25%	8.85%	2.30%	2.30%
VIP - Equity-Income
2011	6,944	$58.29	$56.83	$ 403,287	0.80%	1.00%	2.41%	0.17%	(0.04%)
2010	7,978	$58.20	$56.85	$ 462,690	0.80%	1.00%	1.77%	14.23%	14.00%
2009	9,175	$50.95	$49.87	$ 466,105	0.80%	1.00%	2.25%	29.17%	28.91%
2008	10,803	$39.44	$38.69	$ 424,958	0.80%	1.00%	2.30%	(43.12%)	(43.23%)
2007	13,635	$69.34	$68.14	$ 943,119	0.80%	1.00%	1.64%	0.71%	0.51%
VIP - Equity-Income Investor Class
2011	11,968	$11.79	$17.56	$ 135,566	0.10%	0.25%	2.54%	0.79%	0.64%
2010	11,081	$11.70	$17.44	$ 124,725	0.10%	0.25%	1.76%	16.95%	14.67%
2009	11,764	$15.21	$9.21	$ 110,894	0.25%	0.35%	2.27%	29.77%	29.64%
2008	13,030	$7.10	$7.10	$ 92,452	0.25%	0.25%	2.34%	(42.85%)	(42.85%)
2007	15,010	$12.42	$12.42	$ 186,353	0.25%	0.25%	1.78%	1.13%	1.13%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth
2011	5,626	$62.39	$60.83	$ 350,138	0.80%	1.00%	0.35%	(0.60%)	(0.80%)
2010	6,390	$62.77	$61.32	$ 400,095	0.80%	1.00%	0.27%	23.18%	22.93%
2009	7,216	$50.96	$49.88	$ 366,926	0.80%	1.00%	0.43%	27.26%	27.00%
2008	8,479	$40.04	$39.27	$ 338,847	0.80%	1.00%	0.78%	(47.59%)	(47.70%)
2007	9,915	$76.40	$75.09	$ 756,185	0.80%	1.00%	0.86%	25.94%	25.69%
VIP - Growth Investor Class
2011	7,373	$12.23	$17.79	$ 89,083	0.10%	0.25%	0.29%	0.04%	(0.11%)
2010	6,687	$12.23	$17.81	$ 80,947	0.10%	0.25%	0.22%	22.30%	23.68%
2009	6,581	$14.40	$9.30	$ 62,467	0.25%	0.35%	0.32%	27.82%	27.69%
2008	9,026	$7.28	$7.28	$ 65,684	0.25%	0.25%	0.70%	(47.35%)	(47.35%)
2007	9,432	$13.82	$13.82	$ 130,363	0.25%	0.25%	0.62%	26.49%	26.49%
VIP - Overseas
2011	2,229	$30.76	$29.98	$ 68,423	0.80%	1.00%	1.33%	(17.83%)	(17.99%)
2010	2,551	$37.43	$36.56	$ 95,324	0.80%	1.00%	1.37%	12.21%	11.98%
2009	2,948	$33.36	$32.65	$ 98,170	0.80%	1.00%	2.08%	25.52%	25.26%
2008	3,588	$26.57	$26.06	$ 95,220	0.80%	1.00%	2.43%	(44.26%)	(44.37%)
2007	4,328	$47.67	$46.85	$ 206,041	0.80%	1.00%	3.27%	16.37%	16.13%
VIP - Overseas, Class R
2011	3,316	$11.56	$11.38	$ 38,254	0.80%	1.00%	1.30%	(17.81%)	(17.97%)
2010	4,019	$14.06	$13.88	$ 56,429	0.80%	1.00%	1.35%	12.17%	11.94%
2009	4,883	$12.54	$12.40	$ 61,129	0.80%	1.00%	2.16%	25.59%	25.34%
2008	5,700	$9.98	$9.89	$ 56,847	0.80%	1.00%	2.17%	(44.27%)	(44.38%)
2007	8,259	$17.91	$17.78	$ 147,801	0.80%	1.00%	3.38%	16.41%	16.18%
VIP - Overseas, Class R Investor Class
2011	9,748	$7.79	$13.63	$ 100,387	0.10%	0.25%	1.32%	(17.37%)	(17.49%)
2010	9,530	$11.85	$16.52	$ 119,350	0.10%	0.25%	1.35%	18.49%	12.72%
2009	9,648	$14.65	$10.76	$ 105,536	0.25%	0.35%	2.19%	26.10%	25.98%
2008	10,333	$8.53	$8.53	$ 88,190	0.25%	0.25%	2.36%	(44.01%)	(44.01%)
2007	11,592	$15.24	$15.24	$ 176,714	0.25%	0.25%	3.29%	16.91%	16.91%
VIP - Investment Grade Bond
2011	9,202	$38.05	$37.09	$ 348,146	0.80%	1.00%	3.26%	6.48%	6.26%
2010	10,414	$35.73	$34.91	$ 370,235	0.80%	1.00%	3.31%	6.94%	6.73%
2009	12,391	$33.41	$32.71	$ 412,167	0.80%	1.00%	8.71%	14.80%	14.57%
2008	12,725	$29.11	$28.55	$ 368,697	0.80%	1.00%	4.32%	(4.03%)	(4.22%)
2007	14,462	$30.33	$29.80	$ 436,813	0.80%	1.00%	4.40%	3.51%	3.30%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Investment Grade Bond Investor Class
2011	34,292	$10.69	$13.80	$ 444,312	0.10%	0.25%	3.64%	7.14%	6.98%
2010	31,641	$9.97	$13.04	$ 387,545	0.10%	0.25%	3.33%	(0.26%)	7.45%
2009	31,688	$12.12	$12.01	$ 383,363	0.25%	0.35%	8.59%	15.46%	15.34%
2008	20,484	$10.50	$10.50	$ 215,079	0.25%	0.25%	3.77%	(3.52%)	(3.52%)
2007	15,945	$10.88	$10.88	$ 173,527	0.25%	0.25%	3.23%	4.01%	4.01%
VIP - Asset Manager
2011	6,766	$39.17	$38.18	$ 263,731	0.80%	1.00%	1.89%	(3.34%)	(3.53%)
2010	7,598	$40.52	$39.58	$ 306,579	0.80%	1.00%	1.67%	13.35%	13.12%
2009	8,488	$35.75	$34.99	$ 302,255	0.80%	1.00%	2.36%	28.08%	27.82%
2008	9,649	$27.91	$27.37	$ 268,386	0.80%	1.00%	2.47%	(29.29%)	(29.43%)
2007	11,194	$39.47	$38.79	$ 440,524	0.80%	1.00%	6.11%	14.57%	14.34%
VIP - Asset Manager Investor Class
2011	7,202	$10.78	$15.32	$ $90,737	0.10%	0.25%	1.99%	7.14%	(2.97%)
2010	6,591	$11.10	$15.79	$ 86,659	0.10%	0.25%	1.84%	10.95%	13.80%
2009	5,226	$14.57	$10.94	$ 61,481	0.25%	0.35%	2.61%	28.69%	28.56%
2008	5,243	$8.93	$8.93	$ 46,832	0.25%	0.25%	2.82%	(28.97%)	(28.97%)
2007	3,344	$12.58	$12.58	$ 42,052	0.25%	0.25%	6.19%	15.09%	15.09%
VIP - Index 500
2011	33,267	$11.81	$35.26	$ 631,447	0.10%	1.00%	1.94%	1.94%	1.02%
2010	33,221	$11.59	$34.90	$ 656,558	0.10%	1.00%	1.93%	15.86%	13.87%
2009	33,435	$30.65	$14.30	$ 607,531	0.25%	1.00%	2.54%	26.29%	25.34%
2008	35,594	$7.76	$24.45	$ 523,217	0.25%	1.00%	2.20%	(37.16%)	(37.63%)
2007	34,117	$12.36	$39.21	$ 884,464	0.25%	1.00%	3.56%	5.17%	4.38%
VIP - Asset Manager: Growth
2011	3,298	$23.96	$23.35	$ 78,604	0.80%	1.00%	1.56%	(6.92%)	(7.11%)
2010	3,724	$25.74	$25.14	$ 95,386	0.80%	1.00%	1.15%	15.41%	15.18%
2009	4,254	$22.30	$21.83	$ 94,469	0.80%	1.00%	1.55%	31.84%	31.58%
2008	4,890	$16.91	$16.59	$ 82,393	0.80%	1.00%	1.79%	(36.33%)	(36.46%)
2007	5,490	$26.56	$26.11	$ 145,388	0.80%	1.00%	4.24%	18.01%	17.77%
VIP - Asset Manager: Growth Investor Class
2011	2,688	$10.77	$15.79	$ 32,345	0.10%	0.25%	1.65%	(6.37%)	(6.51%)
2010	2,272	$11.50	$16.88	$ 29,732	0.10%	0.25%	1.18%	15.03%	15.88%
2009	2,068	$14.57	$10.94	$ 23,388	0.25%	0.35%	1.55%	32.35%	32.22%
2008	2,169	$8.27	$8.27	$ 17,930	0.25%	0.25%	2.26%	(36.01%)	(36.01%)
2007	1,127	$12.92	$12.92	$ 14,563	0.25%	0.25%	4.32%	18.48%	18.48%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Contrafund
2011	18,231	$44.59	$43.47	$ 810,642	0.80%	1.00%	0.97%	(3.30%)	(3.50%)
2010	20,741	$46.11	$45.04	$ 953,950	0.80%	1.00%	1.21%	16.28%	16.05%
2009	23,645	$39.65	$38.81	$ 935,474	0.80%	1.00%	1.39%	34.62%	34.35%
2008	26,628	$29.46	$28.89	$ 782,687	0.80%	1.00%	0.93%	(42.98%)	(43.09%)
2007	31,312	$51.65	$50.76	$ 1,614,334	0.80%	1.00%	0.89%	16.65%	16.41%
VIP - Contrafund Investor Class
2011	39,873	$11.49	$17.63	$ 500,602	0.10%	0.25%	0.96%	(2.71%)	(2.86%)
2010	38,064	$11.81	$18.15	$ 495,538	0.10%	0.25%	1.22%	18.09%	16.72%
2009	35,731	$15.55	$10.79	$ 395,725	0.25%	0.35%	1.41%	35.32%	35.19%
2008	35,197	$7.97	$7.97	$ 280,538	0.25%	0.25%	0.94%	(42.74%)	(42.74%)
2007	33,303	$13.92	$13.92	$ 463,608	0.25%	0.25%	1.01%	17.17%	17.17%
VIP - Balanced
2011	6,610	$18.87	$18.39	$ 123,829	0.80%	1.00%	1.55%	(4.38%)	(4.58%)
2010	7,501	$19.73	$19.28	$ 147,021	0.80%	1.00%	1.64%	17.13%	16.89%
2009	8,270	$16.85	$16.49	$ 138,476	0.80%	1.00%	1.91%	37.49%	37.21%
2008	9,106	$12.25	$12.02	$ 110,975	0.80%	1.00%	1.61%	(34.49%)	(34.62%)
2007	10,814	$18.70	$18.38	$ 201,326	0.80%	1.00%	3.29%	8.17%	7.95%
VIP - Balanced Investor Class
2011	106,462	$11.13	$17.25	$ 1,182,160	0.10%	1.40%	1.58%	(3.81%)	(5.06%)
2010	109,071	$11.57	$18.17	$ 1,261,094	0.10%	1.40%	1.40%	15.66%	16.34%
2009	111,851	$15.80	$8.94	$ 1,100,838	0.25%	1.40%	1.91%	38.10%	37.96%
2008	105,199	$8.30	$6.54	$ 716,148	0.25%	1.25%	2.44%	(34.16%)	(34.82%)
2007	32,409	$12.60	$10.03	$ 363,794	0.25%	1.25%	3.53%	8.62%	0.28%
VIP - Dynamic Capital Appreciation
2011	899	$14.31	$14.07	$ 12,831	0.80%	1.00%	0.23%	(3.46%)	(3.66%)
2010	1,187	$14.82	$14.60	$ 17,557	0.80%	1.00%	0.21%	17.46%	17.22%
2009	1,239	$12.62	$12.46	$ 15,613	0.80%	1.00%	0.25%	35.01%	34.74%
2008	1,578	$9.34	$9.25	$ 14,724	0.80%	1.00%	0.61%	(41.71%)	(41.82%)
2007	2,480	$16.03	$15.89	$ 39,718	0.80%	1.00%	0.30%	6.26%	6.04%
VIP - Dynamic Capital Appreciation Investor Class
2011	1,702	$11.39	$18.20	$ 21,200	0.10%	0.25%	0.19%	(2.74%)	(2.89%)
2010	1,763	$11.71	$18.74	$ 22,625	0.10%	0.25%	0.18%	17.14%	17.89%
2009	1,527	$15.90	$10.51	$ 16,512	0.25%	0.35%	0.18%	35.67%	35.53%
2008	1,711	$7.75	$7.75	$ 13,263	0.25%	0.25%	0.53%	(41.39%)	(41.39%)
2007	2,217	$13.22	$13.22	$ 29,314	0.25%	0.25%	0.29%	6.64%	6.64%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth & Income
2011	5,404	$18.19	$17.74	$ 97,795	0.80%	1.00%	1.73%	0.80%	0.59%
2010	6,222	$18.05	$17.63	$ 111,769	0.80%	1.00%	0.69%	13.95%	13.72%
2009	7,299	$15.84	$15.50	$ 115,127	0.80%	1.00%	1.07%	26.19%	25.93%
2008	8,641	$12.55	$12.31	$ 108,042	0.80%	1.00%	1.15%	(42.17%)	(42.29%)
2007	9,669	$21.71	$21.33	$ 209,188	0.80%	1.00%	1.85%	11.22%	11.00%
VIP - Growth & Income Investor Class
2011	2,617	$12.02	$16.58	$ 31,198	0.10%	0.25%	1.80%	1.43%	1.28%
2010	2,266	$11.85	$16.38	$ 26,858	0.10%	0.25%	0.73%	18.49%	14.36%
2009	2,179	$14.32	$9.73	$ 21,719	0.25%	0.35%	1.07%	26.84%	26.72%
2008	2,497	$7.67	$7.67	$ 19,159	0.25%	0.25%	1.09%	(41.95%)	(41.95%)
2007	2,157	$13.22	$13.22	$ 28,518	0.25%	0.25%	1.80%	11.77%	11.77%
VIP - Growth Opportunities
2011	4,592	$13.31	$12.97	$ 60,853	0.80%	1.00%	0.17%	1.48%	1.28%
2010	4,664	$13.11	$12.81	$ 60,910	0.80%	1.00%	0.21%	22.75%	22.50%
2009	5,149	$10.68	$10.45	$ 54,816	0.80%	1.00%	0.50%	44.68%	44.39%
2008	4,849	$7.38	$7.24	$ 35,694	0.80%	1.00%	0.38%	(55.38%)	(55.47%)
2007	6,129	$16.55	$16.26	$ 101,147	0.80%	1.00%	-	22.19%	21.94%
VIP - Growth Opportunities Investor Class
2011	4,161	$12.45	$20.77	$ 50,498	0.10%	0.25%	0.12%	2.08%	1.93%
2010	2,907	$12.20	$20.37	$ 34,050	0.10%	0.25%	0.17%	21.97%	23.30%
2009	2,814	$16.52	$8.92	$ 25,849	0.25%	0.35%	0.56%	45.21%	45.06%
2008	1,056	$6.14	$6.14	$ 6,487	0.25%	0.25%	0.23%	(55.16%)	(55.16%)
2007	1,422	$13.70	$13.70	$ 19,479	0.25%	0.25%	-	22.72%	22.72%
VIP - Mid Cap
2011	14,739	$23.36	$22.82	$ 343,027	0.80%	1.00%	0.24%	(11.33%)	(11.51%)
2010	17,682	$26.34	$25.78	$ 464,251	0.80%	1.00%	0.37%	27.80%	27.55%
2009	18,880	$20.61	$20.21	$ 387,986	0.80%	1.00%	0.69%	38.97%	38.69%
2008	21,386	$14.83	$14.58	$ 316,322	0.80%	1.00%	0.44%	(39.93%)	(40.05%)
2007	27,031	$24.69	$24.31	$ 665,751	0.80%	1.00%	0.91%	14.70%	14.46%
VIP - Mid Cap Investor Class
2011	20,885	$10.36	$18.58	$ 270,193	0.10%	0.25%	0.17%	(10.78%)	(10.92%)
2010	20,912	$11.62	$20.85	$ 306,656	0.10%	0.25%	0.33%	16.16%	28.35%
2009	16,772	$16.25	$11.63	$ 199,392	0.25%	0.35%	0.65%	39.63%	39.49%
2008	16,196	$8.33	$8.33	$ 134,928	0.25%	0.25%	0.38%	(39.65%)	(39.65%)
2007	16,509	$13.80	$13.80	$ 227,889	0.25%	0.25%	0.75%	15.17%	15.17%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Value Strategies
2011	3,181	$13.67	$13.45	$ 43,338	0.80%	1.00%	0.96%	(9.54%)	(9.72%)
2010	3,817	$15.11	$14.89	$ 57,532	0.80%	1.00%	0.51%	25.62%	25.37%
2009	4,139	$12.03	$11.88	$ 49,665	0.80%	1.00%	0.61%	56.33%	56.01%
2008	4,475	$7.70	$7.61	$ 34,365	0.80%	1.00%	0.68%	(51.55%)	(51.65%)
2007	6,661	$15.88	$15.75	$ 105,634	0.80%	1.00%	0.94%	4.88%	4.66%
VIP - Value Strategies Investor Class
2011	3,595	$11.04	$22.97	$ 41,124	0.10%	0.25%	0.95%	(9.01%)	(9.15%)
2010	3,681	$12.13	$25.29	$ 46,862	0.10%	0.25%	0.44%	21.28%	26.11%
2009	3,719	$20.05	$9.58	$ 36,723	0.25%	0.35%	0.58%	57.12%	56.96%
2008	3,164	$6.10	$6.10	$ 19,293	0.25%	0.25%	0.60%	(51.33%)	(51.33%)
2007	4,462	$12.53	$12.53	$ 55,898	0.25%	0.25%	0.77%	5.26%	5.26%
VIP - Utilities
2011	1,859	$14.39	$14.09	$ 26,682	0.80%	1.00%	2.29%	12.30%	12.07%
2010	1,494	$12.82	$12.58	$ 19,116	0.80%	1.00%	2.76%	10.31%	10.09%
2009	1,898	$11.62	$11.42	$ 22,008	0.80%	1.00%	3.05%	14.50%	14.26%
2008	2,822	$10.15	$10.00	$ 28,577	0.80%	1.00%	1.86%	(36.12%)	(36.25%)
2007	4,464	$15.89	$15.68	$ 70,793	0.80%	1.00%	1.57%	19.70%	19.45%
VIP - Utilities Investor Class
2011	3,112	$11.85	$14.86	$ 42,820	0.10%	0.25%	2.93%	13.00%	12.83%
2010	1,421	$10.49	$13.17	$ 17,799	0.10%	0.25%	3.06%	4.88%	10.69%
2009	1,265	$11.90	$11.67	$ 14,786	0.25%	0.35%	3.26%	14.95%	14.83%
2008	1,670	$10.16	$10.16	$ 16,955	0.25%	0.25%	1.95%	(35.81%)	(35.81%)
2007	2,092	$15.82	$15.82	$ 33,094	0.25%	0.25%	1.94%	20.23%	20.23%
VIP - Technology
2011	4,803	$13.37	$13.09	$ 64,087	0.80%	1.00%	-	(10.50%)	(10.68%)
2010	6,179	$14.94	$14.66	$ 92,109	0.80%	1.00%	-	26.73%	26.47%
2009	6,897	$11.79	$11.59	$ 81,160	0.80%	1.00%	0.18%	94.45%	94.06%
2008	3,817	$6.06	$5.97	$ 23,110	0.80%	1.00%	0.14%	(51.17%)	(51.26%)
2007	5,228	$12.41	$12.25	$ 64,826	0.80%	1.00%	-	14.43%	14.20%
VIP - Technology Investor Class
2011	5,008	$11.19	$26.12	$ 70,785	0.10%	0.25%	-	(10.01%)	(10.15%)
2010	5,246	$12.44	$29.07	$ 84,555	0.10%	0.25%	-	24.35%	27.24%
2009	4,367	$22.85	$12.80	$ 59,218	0.25%	0.35%	0.14%	95.44%	95.24%
2008	1,784	$6.55	$6.55	$ 11,682	0.25%	0.25%	0.06%	(50.97%)	(50.97%)
2007	2,357	$13.36	$13.36	$ 31,480	0.25%	0.25%	-	14.86%	14.86%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Energy
2011	4,927	$23.74	$23.25	$ 116,665	0.80%	1.00%	0.98%	(5.75%)	(5.94%)
2010	5,448	$25.19	$24.72	$ 136,935	0.80%	1.00%	0.59%	18.50%	18.26%
2009	6,591	$21.26	$20.90	$ 139,825	0.80%	1.00%	0.44%	46.84%	46.54%
2008	7,589	$14.48	$14.26	$ 109,664	0.80%	1.00%	0.09%	(54.67%)	(54.76%)
2007	10,071	$31.94	$31.53	$ 321,162	0.80%	1.00%	0.28%	44.80%	44.51%
VIP - Energy Investor Class
2011	6,916	$12.46	$18.64	$ 96,552	0.10%	0.25%	0.96%	(5.19%)	(5.33%)
2010	6,428	$13.14	$19.69	$ 95,287	0.10%	0.25%	0.54%	31.39%	18.96%
2009	6,606	$16.56	$12.43	$ 83,423	0.25%	0.35%	0.42%	47.42%	47.27%
2008	6,009	$8.43	$8.43	$ 50,657	0.25%	0.25%	0.02%	(54.43%)	(54.43%)
2007	6,380	$18.50	$18.50	$ 118,044	0.25%	0.25%	0.26%	45.51%	45.51%
VIP - Health Care
2011	3,043	$15.43	$15.11	$ 46,834	0.80%	1.00%	-	7.44%	7.23%
2010	2,289	$14.36	$14.09	$ 32,803	0.80%	1.00%	0.17%	16.41%	16.18%
2009	2,735	$12.34	$12.13	$ 33,678	0.80%	1.00%	0.31%	31.58%	31.32%
2008	3,706	$9.38	$9.24	$ 34,692	0.80%	1.00%	0.38%	(32.77%)	(32.90%)
2007	3,507	$13.95	$13.77	$ 48,860	0.80%	1.00%	0.54%	9.32%	9.10%
VIP - Health Care Investor Class
2011	4,588	$12.94	$19.07	$ 63,726	0.10%	0.25%	-	8.15%	7.99%
2010	2,177	$11.96	$17.66	$ 28,133	0.10%	0.25%	0.11%	19.65%	16.86%
2009	2,027	$15.11	$10.77	$ 22,319	0.25%	0.35%	0.24%	32.20%	32.06%
2008	2,492	$8.15	$8.15	$ 20,299	0.25%	0.25%	0.31%	(32.48%)	(32.48%)
2007	1,873	$12.06	$12.06	$ 22,595	0.25%	0.25%	0.35%	9.74%	9.74%
VIP - Financial Services
2011	1,594	$6.83	$6.69	$ 10,884	0.80%	1.00%	0.40%	(21.10%)	(21.26%)
2010	2,045	$8.66	$8.50	$ 17,678	0.80%	1.00%	0.20%	6.42%	6.21%
2009	2,206	$8.14	$8.00	$ 17,938	0.80%	1.00%	1.34%	26.28%	26.02%
2008	2,504	$6.45	$6.35	$ 16,123	0.80%	1.00%	2.22%	(50.48%)	(50.58%)
2007	1,642	$13.02	$12.85	$ 21,341	0.80%	1.00%	2.71%	(14.12%)	(14.30%)
VIP - Financial Services Investor Class
2011	1,781	$9.11	$14.37	$ 12,218	0.10%	0.25%	0.29%	(20.55%)	(20.66%)
2010	2,304	$11.47	$18.12	$ 19,588	0.10%	0.25%	0.17%	14.67%	6.90%
2009	2,202	$16.95	$6.75	$ 15,278	0.25%	0.35%	1.38%	26.98%	26.86%
2008	2,059	$5.31	$5.31	$ 10,941	0.25%	0.25%	2.51%	(50.30%)	(50.30%)
2007	891	$10.69	$10.69	$ 9,524	0.25%	0.25%	2.60%	(13.81%)	(13.81%)

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Industrials
2011	1,512	$20.96	$20.53	$ 31,582	0.80%	1.00%	0.87%	(5.41%)	(5.60%)
2010	1,804	$22.16	$21.75	$ 39,862	0.80%	1.00%	0.66%	30.04%	29.78%
2009	1,755	$17.04	$16.76	$ 29,836	0.80%	1.00%	1.11%	39.10%	38.82%
2008	1,796	$12.25	$12.07	$ 21,961	0.80%	1.00%	1.05%	(40.32%)	(40.44%)
2007	1,978	$20.53	$20.27	$ 40,545	0.80%	1.00%	0.56%	17.34%	17.11%
VIP - Industrials Investor Class
2011	2,836	$11.61	$20.55	$ 40,592	0.10%	0.25%	0.81%	(4.79%)	(4.94%)
2010	2,934	$12.20	$21.62	$ 44,301	0.10%	0.25%	0.66%	21.97%	30.54%
2009	1,929	$16.56	$11.93	$ 23,350	0.25%	0.35%	1.04%	39.67%	39.48%
2008	1,810	$8.54	$8.54	$ 15,465	0.25%	0.25%	1.03%	(39.99%)	(39.99%)
2007	1,651	$14.24	$14.24	$ 23,514	0.25%	0.25%	0.69%	17.82%	17.82%
VIP - Consumer Discretionary
2011	531	$12.94	$12.67	$ 6,865	0.80%	1.00%	0.50%	(2.53%)	(2.73%)
2010	1,051	$13.28	$13.03	$ 13,914	0.80%	1.00%	0.27%	30.25%	29.98%
2009	350	$10.19	$10.02	$ 3,553	0.80%	1.00%	0.53%	37.21%	36.93%
2008	283	$7.43	$7.32	$ 2,099	0.80%	1.00%	0.58%	(34.63%)	(34.76%)
2007	275	$11.36	$11.22	$ 3,118	0.80%	1.00%	0.22%	(8.88%)	(9.06%)
VIP - Consumer Discretionary Investor Class
2011	1,069	$11.88	$21.71	$ 13,369	0.10%	0.25%	0.42%	(1.86%)	(2.00%)
2010	1,711	$12.10	$22.16	$ 22,490	0.10%	0.25%	0.18%	21.00%	30.74%
2009	398	$16.95	$9.37	$ 3,868	0.25%	0.35%	0.66%	37.83%	37.69%
2008	177	$6.80	$6.80	$ 1,200	0.25%	0.25%	0.44%	(34.26%)	(34.26%)
2007	198	$10.34	$10.34	$ 2,050	0.25%	0.25%	0.16%	(8.52%)	(8.52%)
VIP - Real Estate
2011	2,243	$20.91	$20.56	$ 46,797	0.80%	1.00%	1.05%	7.22%	7.01%
2010	2,569	$19.50	$19.21	$ 50,017	0.80%	1.00%	1.41%	29.38%	29.12%
2009	2,503	$15.07	$14.88	$ 37,673	0.80%	1.00%	2.86%	36.59%	36.32%
2008	2,721	$11.03	$10.92	$ 29,984	0.80%	1.00%	2.60%	(40.35%)	(40.47%)
2007	3,150	$18.50	$18.34	$ 58,211	0.80%	1.00%	0.91%	(18.39%)	(18.55%)
VIP - Real Estate Investor Class
2011	5,319	$11.72	$28.65	$ 74,345	0.10%	0.25%	1.10%	7.93%	7.76%
2010	4,354	$10.86	$26.59	$ 56,952	0.10%	0.25%	1.48%	8.58%	29.84%
2009	3,094	$20.48	$9.60	$ 31,467	0.25%	0.35%	3.02%	37.23%	37.09%
2008	3,006	$6.99	$6.99	$ 21,022	0.25%	0.25%	2.82%	(40.06%)	(40.06%)
2007	2,515	$11.67	$11.67	$ 29,336	0.25%	0.25%	1.21%	(18.04%)	(18.04%)

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Strategic Income
2011	8,650	$16.19	$15.94	$ 139,754	0.80%	1.00%	4.15%	3.83%	3.62%
2010	8,964	$15.60	$15.39	$ 139,473	0.80%	1.00%	4.11%	8.76%	8.54%
2009	10,530	$14.34	$14.18	$ 150,729	0.80%	1.00%	4.92%	28.98%	28.72%
2008	8,049	$11.12	$11.01	$ 89,331	0.80%	1.00%	4.95%	(10.92%)	(11.10%)
2007	8,464	$12.48	$12.39	$ 105,500	0.80%	1.00%	4.48%	4.74%	4.52%
VIP - Strategic Income Investor Class
2011	54,717	$10.71	$15.64	$ 754,252	0.10%	0.25%	4.54%	4.45%	4.29%
2010	42,845	$10.25	$15.00	$ 580,146	0.10%	0.25%	4.64%	2.50%	9.28%
2009	32,809	$13.73	$13.27	$ 438,663	0.25%	0.35%	5.39%	29.74%	29.61%
2008	21,024	$10.22	$10.22	$ 214,969	0.25%	0.25%	5.21%	(10.56%)	(10.56%)
2007	18,325	$11.43	$11.43	$ 209,503	0.25%	0.25%	5.98%	5.28%	5.28%
VIP - Growth Strategies
2011	422	$10.75	$10.61	$ 4,524	0.80%	1.00%	-	(9.72%)	(9.90%)
2010	564	$11.91	$11.78	$ 6,697	0.80%	1.00%	-	23.97%	23.72%
2009	469	$9.61	$9.52	$ 4,496	0.80%	1.00%	-	38.61%	38.33%
2008	590	$6.93	$6.88	$ 4,084	0.80%	1.00%	-	(49.18%)	(49.29%)
2007	964	$13.64	$13.57	$ 13,141	0.80%	1.00%	-	16.58%	16.34%
VIP - Growth Strategies Investor Class
2011	589	$11.03	$18.45	$ 6,664	0.10%	0.25%	-	(9.14%)	(9.28%)
2010	668	$12.14	$20.34	$ 8,333	0.10%	0.25%	-	21.40%	24.43%
2009	464	$16.34	$9.27	$ 4,413	0.25%	0.35%	-	39.42%	39.28%
2008	593	$6.65	$6.65	$ 3,945	0.25%	0.25%	-	(49.00%)	(49.00%)
2007	700	$13.04	$13.04	$ 9,126	0.25%	0.25%	-	17.10%	17.10%
2006	301	$11.13	$11.13	$ 3,353	0.25%	0.25%	-	8.17%	8.17%
VIP - International Capital Appreciation, Class R
2011	948	$10.17	$10.03	$ 9,625	0.80%	1.00%	0.84%	(13.27%)	(13.44%)
2010	1,192	$11.72	$11.59	$ 13,958	0.80%	1.00%	1.07%	14.81%	14.58%
2009	1,497	$10.21	$10.12	$ 15,276	0.80%	1.00%	1.00%	54.52%	54.21%
2008	1,145	$6.61	$6.56	$ 7,560	0.80%	1.00%	-	(51.00%)	(51.10%)
2007	2,168	$13.49	$13.42	$ 29,215	0.80%	1.00%	0.83%	4.32%	4.11%
VIP - International Capital Appreciation Investor Class
2011	2,160	$10.37	$19.92	$ 22,731	0.10%	0.25%	0.90%	(12.72%)	(12.85%)
2010	2,159	$11.88	$22.85	$ 26,163	0.10%	0.25%	1.14%	18.82%	15.32%
2009	2,447	$19.82	$9.83	$ 25,060	0.25%	0.35%	1.00%	55.22%	55.06%
2008	2,031	$6.33	$6.33	$ 12,865	0.25%	0.25%	-	(50.77%)	(50.77%)
2007	2,681	$12.86	$12.86	$ 34,491	0.25%	0.25%	0.66%	4.80%	4.80%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Value Leaders
2011	656	$8.92	$8.80	$ 5,837	0.80%	1.00%	1.24%	(8.73%)	(8.91%)
2010	950	$9.77	$9.66	$ 9,261	0.80%	1.00%	1.20%	9.16%	8.94%
2009	1,343	$8.95	$8.87	$ 12,005	0.80%	1.00%	1.52%	26.89%	26.63%
2008	2,542	$7.05	$7.00	$ 17,904	0.80%	1.00%	1.81%	(45.05%)	(45.16%)
2007	2,024	$12.84	$12.77	$ 25,966	0.80%	1.00%	1.08%	3.72%	3.51%
VIP - Value Leaders Investor Class
2011	1,237	$10.48	$15.20	$ 11,967	0.10%	0.25%	1.37%	(8.19%)	(8.33%)
2010	1,504	$11.41	$16.59	$ 15,574	0.10%	0.25%	1.15%	14.11%	9.73%
2009	1,975	$15.12	$8.76	$ 17,503	0.25%	0.35%	1.56%	27.40%	27.28%
2008	3,147	$6.88	$6.88	$ 21,639	0.25%	0.25%	1.67%	(44.81%)	(44.81%)
2007	2,912	$12.46	$12.46	$ 36,274	0.25%	0.25%	1.29%	4.22%	4.22%
VIP - Value
2011	1,260	$10.43	$10.29	$ 13,110	0.80%	1.00%	0.92%	(3.28%)	(3.48%)
2010	1,649	$10.78	$10.66	$ 17,724	0.80%	1.00%	1.34%	16.88%	16.64%
2009	1,740	$9.22	$9.14	$ 16,020	0.80%	1.00%	1.11%	41.52%	41.23%
2008	1,166	$6.52	$6.47	$ 7,595	0.80%	1.00%	0.93%	(46.97%)	(47.08%)
2007	1,392	$12.29	$12.23	$ 17,088	0.80%	1.00%	0.57%	1.27%	1.07%
VIP - Value Investor Class
2011	2,506	$11.36	$19.99	$ 28,158	0.10%	0.25%	0.90%	(2.69%)	(2.84%)
2010	3,046	$11.67	$20.58	$ 34,759	0.10%	0.25%	1.31%	16.72%	17.37%
2009	3,149	$17.53	$9.05	$ 29,562	0.25%	0.35%	0.97%	42.05%	41.91%
2008	2,420	$6.37	$6.37	$ 15,419	0.25%	0.25%	0.82%	(46.66%)	(46.66%)
2007	2,885	$11.95	$11.95	$ 34,465	0.25%	0.25%	0.57%	1.73%	1.73%
VIP - Growth Stock
2011	700	$12.13	$11.97	$ 8,485	0.80%	1.00%	-	0.01%	(0.19%)
2010	546	$12.13	$12.00	$ 6,619	0.80%	1.00%	-	19.09%	18.85%
2009	493	$10.19	$10.09	$ 5,017	0.80%	1.00%	0.43%	43.70%	43.41%
2008	441	$7.09	$7.04	$ 3,120	0.80%	1.00%	0.12%	(45.11%)	(45.23%)
2007	804	$12.91	$12.85	$ 10,372	0.80%	1.00%	-	21.68%	21.43%
VIP - Growth Stock Investor Class
2011	1,742	$12.04	$19.65	$ 22,177	0.10%	0.25%	-	0.57%	0.42%
2010	1,049	$11.97	$19.56	$ 13,485	0.10%	0.25%	-	19.73%	19.60%
2009	603	$16.36	$10.10	$ 6,440	0.25%	0.35%	0.45%	44.28%	44.14%
2008	437	$7.00	$7.00	$ 3,061	0.25%	0.25%	0.11%	(44.82%)	(44.82%)
2007	669	$12.69	$12.69	$ 8,494	0.25%	0.25%	-	22.15%	22.15%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom Income
2011	770	$12.45	$12.45	$ 9,591	0.80%	0.80%	1.75%	0.82%	0.82%
2010	764	$12.35	$12.35	$ 9,435	0.80%	0.80%	1.86%	6.63%	6.63%
2009	932	$11.58	$11.58	$ 10,795	0.80%	0.80%	4.15%	14.03%	14.03%
2008	711	$10.16	$10.16	$ 7,221	0.80%	0.80%	3.51%	(11.17%)	(11.17%)
2007	685	$11.44	$11.44	$ 7,833	0.80%	0.80%	3.71%	5.35%	5.35%
VIP - Freedom Income Investor Class
2011	2,276	$10.53	$13.03	$ 28,303	0.10%	0.25%	1.75%	1.44%	1.29%
2010	2,484	$10.38	$12.86	$ 30,246	0.10%	0.25%	1.97%	3.76%	7.16%
2009	1,999	$12.00	$11.69	$ 23,498	0.25%	0.35%	4.23%	14.57%	14.45%
2008	1,515	$10.20	$10.20	$ 15,455	0.25%	0.25%	3.22%	(10.77%)	(10.77%)
2007	1,644	$11.43	$11.43	$ 18,793	0.25%	0.25%	5.58%	5.81%	5.81%
VIP - Freedom 2005
2011	397	$12.43	$12.43	$ 4,940	0.80%	0.80%	1.85%	(0.62%)	(0.62%)
2010	421	$12.51	$12.51	$ 5,267	0.80%	0.80%	1.90%	10.45%	10.45%
2009	556	$11.33	$11.33	$ 6,295	0.80%	0.80%	4.01%	22.04%	22.04%
2008	584	$9.28	$9.28	$ 5,417	0.80%	0.80%	3.50%	(24.44%)	(24.44%)
2007	654	$12.28	$12.28	$ 8,036	0.80%	0.80%	3.26%	7.78%	7.78%
VIP - Freedom 2005 Investor Class
2011	673	$10.78	$14.80	$ 8,618	0.10%	0.25%	1.76%	(0.08%)	(0.23%)
2010	703	$10.79	$14.83	$ 8,992	0.10%	0.25%	1.92%	7.91%	11.06%
2009	711	$13.36	$11.27	$ 8,217	0.25%	0.35%	4.27%	22.40%	22.28%
2008	622	$9.21	$9.21	$ 5,734	0.25%	0.25%	3.01%	(24.10%)	(24.10%)
2007	608	$12.14	$12.14	$ 7,373	0.25%	0.25%	4.26%	8.28%	8.28%
VIP - Freedom 2010
2011	1,196	$12.55	$12.55	$ 15,014	0.80%	0.80%	1.95%	(0.99%)	(0.99%)
2010	1,365	$12.68	$12.68	$ 17,308	0.80%	0.80%	2.12%	12.05%	12.05%
2009	1,471	$11.31	$11.31	$ 16,644	0.80%	0.80%	3.99%	23.28%	23.28%
2008	1,681	$9.18	$9.18	$ 15,426	0.80%	0.80%	2.71%	(25.65%)	(25.65%)
2007	1,862	$12.34	$12.34	$ 22,972	0.80%	0.80%	2.74%	7.84%	7.84%
VIP - Freedom 2010 Investor Class
2011	3,649	$10.87	$15.19	$ 46,201	0.10%	0.25%	2.02%	(0.45%)	(0.60%)
2010	3,835	$10.91	$15.29	$ 49,257	0.10%	0.25%	2.20%	9.14%	12.52%
2009	3,802	$13.58	$11.25	$ 43,489	0.25%	0.35%	4.18%	23.78%	23.66%
2008	4,117	$9.09	$9.09	$ 37,407	0.25%	0.25%	2.97%	(25.17%)	(25.17%)
2007	4,313	$12.14	$12.14	$ 52,377	0.25%	0.25%	4.00%	8.36%	8.36%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2015
2011	2,255	$12.68	$12.68	$ 28,585	0.80%	0.80%	1.99%	(1.15%)	(1.15%)
2010	2,369	$12.82	$12.82	$ 30,377	0.80%	0.80%	2.16%	12.18%	12.18%
2009	2,537	$11.43	$11.43	$ 29,000	0.80%	0.80%	3.93%	24.28%	24.28%
2008	2,351	$9.20	$9.20	$ 21,625	0.80%	0.80%	2.87%	(27.61%)	(27.61%)
2007	2,212	$12.71	$12.71	$ 28,100	0.80%	0.80%	3.05%	8.45%	8.45%
VIP - Freedom 2015 Investor Class
2011	4,778	$10.90	$15.42	$ 61,744	0.10%	0.25%	2.08%	(0.43%)	(0.58%)
2010	4,837	$10.94	$15.51	$ 62,259	0.10%	0.25%	2.29%	9.44%	12.70%
2009	4,771	$13.77	$11.30	$ 54,736	0.25%	0.35%	4.05%	24.94%	24.81%
2008	4,872	$9.05	$9.05	$ 44,069	0.25%	0.25%	3.04%	(27.30%)	(27.30%)
2007	4,476	$12.44	$12.44	$ 55,690	0.25%	0.25%	3.72%	8.99%	8.99%
VIP - Freedom 2020
2011	1,869	$12.43	$12.43	$ 23,240	0.80%	0.80%	2.08%	(1.82%)	(1.82%)
2010	1,967	$12.66	$12.66	$ 24,908	0.80%	0.80%	2.12%	13.57%	13.57%
2009	2,090	$11.15	$11.15	$ 23,309	0.80%	0.80%	3.56%	27.94%	27.94%
2008	2,003	$8.72	$8.72	$ 17,457	0.80%	0.80%	2.61%	(33.14%)	(33.14%)
2007	1,864	$13.04	$13.04	$ 24,299	0.80%	0.80%	2.34%	9.35%	9.35%
VIP - Freedom 2020 Investor Class
2011	7,320	$11.01	$16.19	$ 92,725	0.10%	0.25%	2.21%	(1.21%)	(1.36%)
2010	6,663	$11.14	$16.42	$ 85,916	0.10%	0.25%	2.25%	11.42%	14.10%
2009	6,396	$14.39	$10.97	$ 71,713	0.25%	0.35%	3.79%	28.43%	28.30%
2008	6,231	$8.54	$8.54	$ 53,246	0.25%	0.25%	2.78%	(32.80%)	(32.80%)
2007	5,410	$12.72	$12.72	$ 68,795	0.25%	0.25%	3.46%	9.92%	9.92%
VIP - Freedom 2025
2011	909	$12.42	$12.42	$ 11,282	0.80%	0.80%	1.91%	(2.89%)	(2.89%)
2010	1,039	$12.79	$12.79	$ 13,290	0.80%	0.80%	2.22%	14.86%	14.86%
2009	1,031	$11.13	$11.13	$ 11,474	0.80%	0.80%	3.70%	29.01%	29.01%
2008	959	$8.63	$8.63	$ 8,271	0.80%	0.80%	2.72%	(34.69%)	(34.69%)
2007	890	$13.21	$13.21	$ 11,761	0.80%	0.80%	2.68%	9.61%	9.61%
VIP - Freedom 2025 Investor Class
2011	3,774	$11.03	$16.44	$ 48,490	0.10%	0.25%	2.24%	(2.38%)	(2.53%)
2010	3,128	$11.30	$16.86	$ 41,723	0.10%	0.25%	2.26%	13.03%	15.43%
2009	2,732	$14.61	$10.91	$ 30,890	0.25%	0.35%	3.55%	29.63%	29.50%
2008	2,399	$8.42	$8.42	$ 20,188	0.25%	0.25%	2.91%	(34.38%)	(34.38%)
2007	2,040	$12.83	$12.83	$ 26,159	0.25%	0.25%	3.46%	10.11%	10.11%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2030
2011	1,070	$12.06	$12.06	$ 12,903	0.80%	0.80%	2.05%	(3.37%)	(3.37%)
2010	1,076	$12.48	$12.48	$ 13,427	0.80%	0.80%	2.09%	15.15%	15.15%
2009	1,132	$10.84	$10.84	$ 12,275	0.80%	0.80%	2.43%	30.61%	30.61%
2008	1,245	$8.30	$8.30	$ 10,336	0.80%	0.80%	2.20%	(38.54%)	(38.54%)
2007	1,335	$13.51	$13.51	$ 18,031	0.80%	0.80%	2.27%	10.47%	10.47%
VIP - Freedom 2030 Investor Class
2011	3,797	$11.08	$16.79	$ 47,581	0.10%	0.25%	2.17%	(2.87%)	(3.02%)
2010	3,284	$11.41	$17.32	$ 42,626	0.10%	0.25%	2.21%	14.08%	15.75%
2009	2,920	$14.96	$10.58	$ 31,837	0.25%	0.35%	2.81%	31.24%	31.11%
2008	2,846	$8.06	$8.06	$ 22,948	0.25%	0.25%	2.97%	(38.28%)	(38.28%)
2007	2,181	$13.06	$13.06	$ 28,486	0.25%	0.25%	2.38%	11.00%	11.00%
VIP - Freedom Lifetime Income I
2011	692	$12.45	$12.45	$ 8,620	0.60%	0.60%	2.31%	(0.12%)	(0.12%)
2010	645	$12.46	$12.46	$ 8,041	0.60%	0.60%	2.40%	11.17%	11.17%
2009	583	$11.21	$11.21	$ 6,530	0.60%	0.60%	4.22%	22.02%	22.02%
2008	633	$9.19	$9.19	$ 5,816	0.60%	0.60%	3.49%	(23.15%)	(23.15%)
2007	714	$11.95	$11.95	$ 8,532	0.60%	0.60%	3.05%	7.50%	7.50%
VIP - Freedom Lifetime Income II
2011	1,287	$12.48	$12.48	$ 16,061	0.60%	0.60%	2.34%	(0.35%)	(0.35%)
2010	1,122	$12.52	$12.52	$ 14,047	0.60%	0.60%	2.21%	12.31%	12.31%
2009	1,221	$11.15	$11.15	$ 13,617	0.60%	0.60%	4.32%	25.68%	25.68%
2008	1,399	$8.87	$8.87	$ 12,412	0.60%	0.60%	2.94%	(28.93%)	(28.93%)
2007	1,658	$12.48	$12.48	$ 20,699	0.60%	0.60%	2.64%	9.01%	9.01%
VIP - Freedom Lifetime Income III
2011	568	$12.01	$12.01	$ 6,821	0.60%	0.60%	2.14%	(2.95%)	(2.95%)
2010	545	$12.37	$12.37	$ 6,741	0.60%	0.60%	2.07%	15.28%	15.28%
2009	618	$10.73	$10.73	$ 6,628	0.60%	0.60%	3.43%	29.56%	29.56%
2008	654	$8.28	$8.28	$ 5,416	0.60%	0.60%	2.53%	(35.64%)	(35.64%)
2007	758	$12.87	$12.87	$ 9,760	0.60%	0.60%	2.44%	10.21%	10.21%
VIP - Disciplined Small Cap
2011	1,923	$9.51	$9.40	$ 18,262	0.80%	1.00%	0.48%	(2.15%)	(2.35%)
2010	1,891	$9.72	$9.63	$ 18,362	0.80%	1.00%	0.38%	24.54%	24.29%
2009	1,584	$7.80	$7.75	$ 12,349	0.80%	1.00%	0.58%	21.30%	21.06%
2008	1,165	$6.43	$6.40	$ 7,483	0.80%	1.00%	1.08%	(34.31%)	(34.45%)
2007	958	$9.79	$9.76	$ 9,377	0.80%	1.00%	0.45%	(3.03%)	(3.23%)

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Disciplined Small Cap Investor Class
2011	4,347	$12.21	$18.12	$ 49,155	0.10%	0.25%	0.43%	(1.45%)	(1.59%)
2010	3,960	$12.39	$18.41	$ 45,481	0.10%	0.25%	0.39%	23.85%	25.04%
2009	2,832	$14.72	$7.93	$ 23,848	0.25%	0.35%	0.48%	21.79%	21.66%
2008	2,242	$6.51	$6.51	$ 14,603	0.25%	0.25%	0.77%	(34.00%)	(34.00%)
2007	1,875	$9.87	$9.87	$ 18,504	0.25%	0.25%	0.46%	(2.65%)	(2.65%)
VIP - FundsManager 20%
2011	39,623	$10.60	$11.67	$ 472,645	0.10%	1.00%	1.85%	2.20%	1.29%
2010	28,911	$10.37	$11.52	$ 341,711	0.10%	1.00%	1.81%	3.72%	6.39%
2009	21,329	$11.13	$10.83	$ 237,503	0.25%	1.00%	2.19%	10.04%	9.22%
2008	13,494	$10.12	$9.92	$ 135,995	0.25%	1.00%	3.39%	(8.47%)	(9.16%)
2007	9,370	$11.06	$10.92	$ 103,405	0.25%	1.00%	4.33%	5.75%	4.95%
VIP - FundsManager 50%
2011	57,896	$10.84	$11.01	$ 677,175	0.10%	1.00%	1.82%	(0.52%)	(1.41%)
2010	50,741	$10.90	$11.17	$ 602,036	0.10%	1.00%	1.77%	8.98%	10.77%
2009	43,615	$10.36	$10.08	$ 459,817	0.25%	1.00%	2.08%	18.68%	17.79%
2008	33,766	$8.73	$8.56	$ 293,413	0.25%	1.00%	2.69%	(22.77%)	(23.35%)
2007	28,535	$11.31	$11.17	$ 321,865	0.25%	1.00%	2.98%	6.82%	6.01%
VIP - FundsManager 60%
2011	108,577	$10.87	$14.46	$ 1,179,249	0.10%	1.40%	1.40%	(2.12%)	(3.39%)
2010	105,607	$11.11	$14.97	$ 1,186,470	0.10%	1.40%	1.33%	11.06%	12.03%
2009	102,209	$9.19	$8.88	$ 1,015,988	0.25%	1.40%	1.84%	22.17%	20.94%
2008	73,201	$7.52	$7.34	$ 538,687	0.25%	1.25%	2.65%	(27.11%)	(27.66%)
2007	10,126	$10.17	$10.16	$ 102,926	1.10%	1.25%	1.35%	(0.37%)	(0.42%) (g)
VIP - FundsManager 70%
2011	44,286	$10.94	$10.23	$ 494,536	0.10%	1.00%	1.61%	(3.00%)	(3.87%)
2010	41,225	$11.28	$10.64	$ 477,307	0.10%	1.00%	1.47%	12.82%	13.18%
2009	39,597	$9.66	$9.40	$ 393,728	0.25%	1.00%	1.75%	24.13%	23.20%
2008	36,449	$7.78	$7.63	$ 282,634	0.25%	1.00%	2.04%	(32.20%)	(32.71%)
2007	33,860	$11.48	$11.34	$ 387,737	0.25%	1.00%	2.15%	7.52%	6.71%
VIP - FundsManager 85%
2011	20,014	$10.92	$9.61	$ 209,791	0.10%	1.00%	1.23%	(5.39%)	(6.24%)
2010	17,973	$11.54	$10.25	$ 198,844	0.10%	1.00%	1.19%	15.37%	15.04%
2009	17,082	$9.16	$8.91	$ 159,438	0.25%	1.00%	1.53%	28.24%	27.28%
2008	14,682	$7.15	$7.00	$ 104,371	0.25%	1.00%	1.49%	(38.35%)	(38.82%)
2007	13,237	$11.59	$11.45	$ 152,960	0.25%	1.00%	1.49%	8.35%	7.53%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Consumer Staples
2011	989	$12.71	$12.59	$ 12,555	0.80%	1.00%	1.46%	7.32%	7.10%
2010	649	$11.84	$11.75	$ 7,687	0.80%	1.00%	1.42%	14.30%	14.07%
2009	774	$10.36	$10.30	$ 8,012	0.80%	1.00%	1.75%	19.77%	19.53%
2008	1,035	$8.65	$8.62	$ 8,951	0.80%	1.00%	1.71%	(21.98%)	(22.14%)
2007	431	$11.09	$11.07	$ 4,886	0.80%	1.00%	0.89%	10.87%	10.72% (f)
VIP - Consumer Staples Investor Class
2011	3,126	$12.09	$16.25	$ 40,835	0.10%	0.25%	1.77%	7.97%	7.80%
2010	1,113	$11.20	$15.07	$ 13,672	0.10%	0.25%	1.66%	11.99%	14.73%
2009	895	$13.14	$10.49	$ 9,534	0.25%	0.35%	1.53%	20.37%	20.25%
2008	1,421	$8.72	$8.72	$ 12,389	0.25%	0.25%	1.95%	(21.60%)	(21.60%)
2007	335	$11.12	$11.12	$ 3,726	0.25%	0.25%	0.85%	11.19%	11.19% (f)
VIP - Materials
2011	2,063	$12.28	$12.17	$ 25,309	0.80%	1.00%	1.29%	(8.94%)	(9.12%)
2010	3,231	$13.49	$13.39	$ 43,549	0.80%	1.00%	2.42%	27.52%	27.26%
2009	3,057	$10.58	$10.52	$ 32,312	0.80%	1.00%	1.21%	76.66%	76.31%
2008	1,547	$5.99	$5.97	$ 9,263	0.80%	1.00%	0.85%	(47.31%)	(47.42%)
2007	915	$11.36	$11.35	$ 10,416	0.80%	1.00%	1.09%	13.65%	13.49% (f)
VIP - Materials Investor Class
2011	3,475	$11.59	$25.44	$ 45,823	0.10%	0.25%	1.29%	(8.39%)	(8.53%)
2010	3,577	$12.65	$27.81	$ 51,289	0.10%	0.25%	2.11%	26.52%	28.05%
2009	3,165	$21.72	$10.71	$ 35,394	0.25%	0.35%	1.34%	77.57%	77.39%
2008	1,179	$6.03	$6.03	$ 7,106	0.25%	0.25%	0.70%	(47.11%)	(47.11%)
2007	643	$11.40	$11.40	$ 7,335	0.25%	0.25%	0.96%	14.00%	14.00% (f)
VIP - Telecommunications
2011	322	$8.58	$8.50	$ 2,767	0.80%	1.00%	1.18%	(2.78%)	(2.98%)
2010	363	$8.83	$8.76	$ 3,204	0.80%	1.00%	1.97%	16.60%	16.37%
2009	441	$7.57	$7.53	$ 3,342	0.80%	1.00%	1.71%	46.82%	46.53%
2008	147	$5.16	$5.14	$ 758	0.80%	1.00%	2.14%	(47.84%)	(47.94%)
2007	142	$9.89	$9.87	$ 1,403	0.80%	1.00%	0.31%	(1.12%)	(1.25%) (f)
VIP - Telecommunications Investor Class
2011	554	$11.19	$21.27	$ 5,543	0.10%	0.25%	1.48%	(2.13%)	(2.28%)
2010	473	$11.43	$21.78	$ 5,008	0.10%	0.25%	2.17%	14.32%	17.08%
2009	430	$18.60	$7.66	$ 3,418	0.25%	0.35%	1.92%	47.53%	47.38%
2008	186	$5.20	$5.20	$ 969	0.25%	0.25%	1.87%	(47.60%)	(47.60%)
2007	174	$9.91	$9.91	$ 1,727	0.25%	0.25%	0.39%	(0.85%)	(0.85%) (f)
VIP - Emerging Markets
2011	1,950	$7.08	$7.03	$ 13,797	0.80%	1.00%	0.81%	(21.72%)	(21.88%)
2010	3,177	$9.04	$9.00	$ 28,716	0.80%	1.00%	0.87%	17.06%	16.83%
2009	3,808	$7.73	$7.70	$ 29,412	0.80%	1.00%	0.54%	74.00%	73.65%
2008	605	$4.44	$4.43	$ 2,688	0.80%	1.00%	1.32%	(55.60%)	(55.66%) (e)
VIP - Emerging Markets Investor Class
2011	3,130	$9.18	$19.22	$ 27,571	0.10%	0.25%	0.90%	(21.13%)	(21.25%)
2010	3,638	$11.63	$24.41	$ 40,744	0.10%	0.25%	0.89%	16.34%	17.42%
2009	4,014	$20.79	$7.79	$ 36,688	0.25%	0.35%	0.62%	75.12%	74.95%
2008	594	$4.45	$4.45	$ 2,642	0.25%	0.25%	1.39%	(55.53%)	(55.53%) (e)

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
UIF - Emerging Markets Equity
2011	7,360	$9.33	$22.93	$ 122,690	0.10%	1.00%	0.41%	(18.30%)	(19.03%)
2010	9,841	$11.41	$28.32	$ 203,011	0.10%	1.00%	0.60%	14.14%	17.84%
2009	10,757	$24.03	$11.49	$ 197,690	0.25%	1.00%	-	69.42%	68.15%
2008	10,846	$6.78	$14.29	$ 120,234	0.25%	1.00%	-	(56.73%)	(57.06%)
2007	17,884	$15.68	$33.28	$ 464,356	0.25%	1.00%	0.42%	40.10%	39.04%
UIF - Emerging Markets Debt
2011	11,029	$10.57	$27.47	$ 166,236	0.10%	1.00%	3.56%	6.93%	5.97%
2010	9,201	$9.89	$25.92	$ 139,380	0.10%	1.00%	3.47%	(1.12%)	8.65%
2009	4,678	$23.86	$12.70	$ 77,861	0.25%	1.00%	7.38%	29.88%	28.91%
2008	2,909	$9.78	$18.51	$ 40,810	0.25%	1.00%	7.44%	(15.19%)	(15.83%)
2007	3,149	$11.53	$21.99	$ 53,610	0.25%	1.00%	7.26%	6.26%	5.46%
UIF - Global Tactical Asset Allocation (b)
2011	3,069	$10.86	$12.25	$ 34,614	0.10%	1.00%	1.30%	(3.77%)	(4.64%)
2010	4,141	$11.29	$12.85	$ 48,648	0.10%	1.00%	2.88%	12.87%	4.63%
2009	5,129	$12.28	$9.15	$ 55,782	0.25%	1.00%	3.08%	32.20%	31.20%
2008	5,895	$6.92	$9.36	$ 48,777	0.25%	1.00%	3.30%	(44.76%)	(45.18%)
2007	8,245	$12.53	$17.07	$ 126,122	0.25%	1.00%	1.51%	14.30%	13.44%
Invesco - Van Kampen Global Value Equity (b)
2011	1,938	$10.06	$12.49	$ 20,941	0.10%	1.00%	3.37%	(10.97%)	(11.78%)
2010	1,986	$11.30	$14.16	$ 24,894	0.10%	1.00%	1.91%	13.04%	9.84%
2009	2,213	$13.11	$8.17	$ 25,073	0.25%	1.00%	7.10%	15.70%	14.84%
2008	2,646	$7.06	$11.23	$ 26,133	0.25%	1.00%	2.62%	(40.30%)	(40.75%)
2007	3,569	$11.82	$18.95	$ 59,901	0.25%	1.00%	1.85%	6.37%	5.57%
OMIF - Growth II
2008	-	-	-	-	-	-	-	(34.41%)	(34.53%)
2007	1,252	$13.69	$13.45	$ 17,121	0.80%	1.00%	0.13%	22.44%	22.19%
OMIF - Small Cap
2008	-	-	-	-	-	-	0.95%	(12.78%)	(12.95%)
2007	3,174	$25.12	$24.69	$ 79,472	0.80%	1.00%	-	5.78%	5.57%
OMIF - Select Value
2008	-	-	-	-	-	-	0.95%	(23.08%)	(23.23%)
2007	1,436	$21.57	$21.20	$ 30,856	0.80%	1.00%	1.17%	4.67%	4.46%
OMIF - Columbus Circle Technology & Communications
2008	-	-	-	-	-	-	-	(26.13%)	(26.27%)
2007	4,513	$12.13	$11.92	$ 54,718	0.80%	1.00%	-	32.26%	31.99%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
OMIF - Large Cap Growth
2008	-	-	-	-	-	-	-	(36.87%)	(36.99%)
2007	2,746	$21.00	$20.64	$ 57,589	0.80%	1.00%	-	22.71%	22.46%
WFAF - Advantage VT Discovery
2011	1,185	$21.52	$20.98	$ 25,412	0.80%	1.00%	-	(0.38%)	(0.58%)
2010	1,361	$21.61	$21.11	$ 29,322	0.80%	1.00%	-	34.46%	34.19%
2009	1,614	$16.07	$15.73	$ 25,873	0.80%	1.00%	-	39.18%	38.90%
2008	1,893	$11.55	$11.32	$ 21,805	0.80%	1.00%	-	(44.80%)	(44.92%)
2007	2,313	$20.92	$20.56	$ 48,278	0.80%	1.00%	-	21.34%	21.09%
WFAF - Advantage VT Opportunity
2011	780	$22.57	$22.01	$ 17,523	0.80%	1.00%	0.14%	(6.27%)	(6.46%)
2010	913	$24.08	$23.53	$ 21,916	0.80%	1.00%	0.76%	22.77%	22.52%
2009	1,078	$19.62	$19.20	$ 21,088	0.80%	1.00%	-	46.55%	46.26%
2008	1,267	$13.39	$13.13	$ 16,902	0.80%	1.00%	1.91%	(40.58%)	(40.70%)
2007	1,574	$22.53	$22.14	$ 35,369	0.80%	1.00%	0.59%	5.78%	5.56%
CST - U.S. Equity Flex I
2011	-	-	-	$ -	-	-	-	-	-
2010	1,192	$10.69	$10.44	$ 12,694	0.80%	1.00%	0.15%	13.54%	13.32%
2009	1,429	$9.41	$9.21	$ 13,407	0.80%	1.00%	1.13%	23.67%	23.42%
2008	1,762	$7.61	$7.46	$ 13,371	0.80%	1.00%	0.08%	(35.12%)	(35.26%)
2007	2,313	$11.73	$11.53	$ 27,071	0.80%	1.00%	-	(1.63%)	(1.83%)
CST - International Equity Flex I
2011	-	-	-	$ -	-	-	-	-	-
2010	-	-	-	-	-	-	-	-	-
2009	-	-	-	-	-	-	-	-	-
2008	1,792	$6.12	$9.68	$ 16,462	0.25%	1.00%	1.78%	(41.18%)	(41.63%)
2007	1,576	$16.88	$16.59	$ 26,556	0.80%	1.00%	1.03%	15.66%	15.42%
CST - International Equity Flex II
2011	-	-	-	$ -	-	-	-	-	-
2010	-	-	-	-	-	-	-	-	-
2009	-	-	-	-	-	-	-	-	-
2008	741	$7.29	$7.15	$ 5,390	0.80%	1.00%	1.71%	(47.18%)	(47.29%)
2007	1,091	$13.81	$13.57	$ 15,031	0.80%	1.00%	-	(4.73%)	(4.92%)
CST - International Equity Flex III
2011	-	-	-	$ -	-	-	-	-	-
2010	1,913	$11.58	$11.22	$ 21,562	0.10%	1.00%	0.09%	15.75%	11.11%
2009	2,174	$10.10	$10.10	$ 21,955	0.25%	1.00%	-	51.24%	50.10% (d)

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
Lazard - Retirement Emerging Markets
2011	12,133	$9.40	$12.36	$ 151,788	0.10%	1.00%	2.26%	(17.87%)	(18.61%)
2010	14,464	$11.45	$15.19	$ 224,295	0.10%	1.00%	1.00%	14.45%	21.82%
2009	11,354	$20.22	$12.47	$ 146,840	0.25%	1.00%	4.26%	69.81%	68.53%
2008	7,385	$7.55	$7.40	$ 55,353	0.25%	1.00%	2.06%	(48.72%)	(49.11%)
2007	9,088	$14.72	$14.54	$ 133,122	0.25%	1.00%	2.08%	33.29%	32.29%
SAI - Mid Cap Value
2011	-	-	-	$ -	-	-	-	-	-
2010	-	-	-	-	-	-	-	-	-
2009	-	-	-	-	-	-	-	-	-
2008	419	$6.02	$6.00	$ 2,525	0.80%	1.00%	3.10%	(35.66%)	(35.79%)
2007	67	$9.36	$9.35	$ 630	0.80%	1.00%	0.67%	(6.35%)	(6.48%) (f)
SAI - Mid Cap Value Investor Class
2011	-	-	-	$ -	-	-	-	-	-
2010	-	-	-	-	-	-	-	-	-
2009	-	-	-	-	-	-	-	-	-
2008	351	$6.06	$6.06	$ 2,128	0.25%	0.25%	1.22%	(35.42%)	(35.42%)
2007	162	$9.39	$9.39	$ 1,522	0.25%	0.25%	0.73%	(6.10%)	(6.10%) (f)
SAI - Small Cap Blend
2011	-	-	-	$ -	-	-	-	-	-
2010	-	-	-	-	-	-	-	-	-
2009	-	-	-	-	-	-	-	-	-
2008	534	$5.59	$5.57	$ 2,986	0.80%	1.00%	0.79%	(38.91%)	(39.03%)
2007	100	$9.15	$9.14	$ 908	0.80%	1.00%	0.21%	(8.47%)	(8.60%) (f)
SAI - Small Cap Blend Investor Class
2011	-	-	-	$ -	-	-	-	-	-
2010	-	-	-	-	-	-	-	-	-
2009	-	-	-	-	-	-	-	-	-
2008	649	$5.63	$5.63	$ 3,654	0.25%	0.25%	0.18%	(38.69%)	(38.69%)
2007	297	$9.18	$9.18	$ 2,724	0.25%	0.25%	0.15%	(8.21%)	(8.21%) (f)
PVIT- Low Duration
2011	46,534	$10.18	$10.57	$ 491,312	0.10%	1.00%	1.67%	1.01%	0.10%
2010	37,694	$10.08	$10.56	$ 395,385	0.10%	1.00%	1.55%	0.80%	4.24%
2009	13,286	$10.15	$10.14	$ 134,906	0.25%	1.00%	0.58%	1.12%	1.09% (c)
PVIT- Real Return
2011	33,712	$11.17	$12.16	$ 403,892	0.10%	1.00%	4.87%	11.55%	10.55%
2010	18,731	$10.01	$11.00	$ 202,358	0.10%	1.00%	1.32%	0.10%	7.02%
2009	6,790	$10.29	$10.27	$ 69,878	0.25%	1.00%	0.97%	2.05%	2.02% (c)
PVIT- Total Return
2011	55,249	$10.34	$11.10	$ 607,713	0.10%	1.00%	1.06%	3.50%	2.57%
2010	42,542	$9.99	$10.82	$ 455,439	0.10%	1.00%	2.29%	(0.13%)	7.02%
2009	15,137	$10.13	$10.11	$ 153,343	0.25%	1.00%	0.44%	0.65%	0.62% (c)

(1) These amounts represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4) The unit value and total return columns labeled "Highest" correspond with the product with the lowest expense ratio. The unit value and total return columns labeled "Lowest" correspond with the product with the highest expense ratio. Please see Footnote 3 for additional information regarding total return.

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

(f) These portfolios commenced operations on May 1, 2007.

(g) These portfolios commenced operations on September 4, 2007.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

7. Subsequent Events

The Account has evaluated subsequent events from the Balance Sheet date through the date of this report and no events have occurred that would require disclosure.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Fidelity Investments Life Insurance Company and the Contractholders of Fidelity Investments Variable Annuity Account I of Fidelity Investments Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Fidelity Investments Variable Annuity Account I of Fidelity Investments Life Insurance Company at December 31, 2011, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Fidelity Investments Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2011 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts
April 19, 2012

Annual Report

Fidelity Retirement Reserves, Fidelity Income Advantage, Fidelity Personal Retirement, Fidelity Freedom Lifetime Income and Fidelity Growth and Guaranteed Income are issued by Fidelity Investments Life Insurance Company.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc., and Fidelity Investments Institutional Services Company, Inc. are the distributors.

82 Devonshire Street, Boston, MA 02109

N.NRR/FIA-ANN-0212
1.540223.114

PART C
OTHER INFORMATION

Item 24. Financial Statements and Exhibits

a) Financial Statements included in Part B

The following financial statements of Fidelity Investments Variable Annuity Account I and of Fidelity Investments Life Insurance Company are filed in Part B.

(1) Statements of Assets and Liabilities and Statements of Operations for Fidelity Investments Variable Annuity Account I as of December 31, 2011.

(2) Statements of Changes in Net Assets for Fidelity Investments Variable Annuity Account I for Years Ended December 31, 2011 and 2010.

(3) Report of PricewaterhouseCoopers LLP on the Financial Statements of Fidelity Investments Variable Annuity Account I.

(4) Balance Sheets of Fidelity Investments Life Insurance Company as of December 31, 2011 and 2010.

(5) Consolidated Statements of Income and Comprehensive Income for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2011, 2010, and 2009.

(6) Consolidated Statements of Stockholder's Equity for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2011, 2010, and 2009.

(7) Consolidated Statements of Cash Flows for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2011, 2010, and 2009.

(8) Report of PricewaterhouseCoopers LLP on Financial Statements of Fidelity Investments Life Insurance Company.

(9) There are no financial statements included in Part A, other than Accumulation Unit Values.

b) Exhibits

(1) Resolution of Board of Directors of Fidelity Investments Life Insurance Company ("Fidelity Investments Life") establishing the Fidelity Investments Variable Annuity Account I (Note 1)

(2) Custody Agreement - Not Applicable

(3) Distribution Agreement between Fidelity Investments Life, Fidelity Insurance Agency and Fidelity Brokerage Services LLC (Note 1)

(a) Second Amendment to the Distribution Agreement

(4) Variable Annuity Policy (Note 3)

(5) Form of Application for Deferred Variable Annuity (Note 4)

(6) Certification of Incorporation and By-laws

(a) Articles of Domestication of Fidelity Investments Life (Note 1)

(b) Amended Bylaws of Fidelity Investments Life (Note 1)

(7) Form of Reinsurance Agreement - Not Applicable

(8) Not Applicable

(9) Legal opinion and consent of Edward M. Shea filed herein as Exhibit 9

(10) Written consent of PricewaterhouseCoopers LLP filed herein as Exhibit 10

(11) Not Applicable

(12) Not Applicable

(13) Performance Advertising Calculations (Note 1)

(14) (a) Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund. (Note 1)

(b) Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund II. (Note 1)

(c) Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund III. (Note 1)

(d) Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund IV. (Note 1)

(e) Participation Agreement between Fidelity Investments Life and MORGAN STANLEY UNIVERSAL FUNDS, INC. (the "Fund"), and MORGAN STANLEY ASSET MANAGEMENT INC. and MILLER ANDERSON & SHERRERD, LLP (the "Advisers"). (Note 2)

(f) Participation Agreement between Fidelity Investments Life Insurance Company and LAZARD ASSET MANAGEMENT SECURITIES LLC ("Adviser") and LAZARD RETIREMENT SERIES, INC. ("Fund") (Note 5)

(g) Participation Agreement between Fidelity Investments Life Insurance Company and PIMCO Variable Insurance Trust (the "Fund"), a Delaware statutory trust, and Allianz Global Investors Distributors LLC (the "Underwriter"), a Delaware limited liability company (Note 6)

(h) Participation Agreement between Fidelity Investments Life Insurance Company and AIM Variable Insurance Funds, a Deleware Trust, and Invesco Distributors, Inc., a Deleware corporation, and Invesco Advisers, Inc. (Note 8)

(15) Powers of Attorney

(a) Power of Attorney for Jon J. Skillman (Note 6)

(b) Power of Attorney for Miles Mei (Note 6)

(c) Power of Attorney for William R. Ebsworth (Note 6)

(d) Power of Attorney for Kathleen A. Murphy (Note 6)

(e) Power of Attorney for Rodney R. Rohda (Note 6)

(f) Power of Attorney for Roger T. Servison (Note 6)

(g) Power of Attorney for G. Michael Slovak (Note 6)

(h) Power of Attorney for Jeffrey K. Cimini (Note 7)

(Note 1) Incorporated by reference from Post-Effective Amendment No. 10 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed on April 26, 1996.

(Note 2) Incorporated by reference from Post-Effective Amendment No. 15 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed on January 25, 1999.

(Note 3) Incorporated by reference from Pre-Effective Amendment No. 1 to Registration Statement on Form N-4, Reg. No. 333-123884, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 6, 2005.

(Note 4) Incorporated by reference from Pre-Effective Amendment No. 2 to Registration Statement on Form N-4, Reg. No. 333-123884, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on July 20, 2005.

(Note 5) Incorporated by reference from Post-Effective Amendment No. 26 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 27, 2006.

(Note 6) Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 333-123884, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on September 21, 2009.

(Note 7) Incorporated by reference from Post-Effective Amendment No. 6 to Registration Statement on Form N-4, Reg. No 333-123884, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on April 28, 2010.

(Note 8) Incorporated by reference from Post-Effective Amendment No. 7 to Registration Statement on Form N-4, Reg. No. 333-123884, on behalf of Fidelity Investments Variable Annuity Account I, filed electronically on June 18, 2010.

Item 25.Directors and Officers of the Depositor

The directors and officers of Fidelity Investments Life are as follows:

Directors of Fidelity Investments Life

JEFFREY K. CIMINI, Director and President

WILLIAM R. EBSWORTH, Director

KATHLEEN M. GRAVELINE, Director

PETER G. JOHANNSEN, Director

MALCOLM MACKAY, Director

KATHLEEN A. MURPHY, Director

RODNEY R. ROHDA, Director

ROGER T. SERVISON, Director

JON J. SKILLMAN, Director

G. MICHAEL SLOVAK, Director

FLOYD L. SMITH, Director

Executive Officers Who Are Not Directors of Fidelity Investments Life

William J. Johnson Jr.	Actuary and Executive Vice President, Investment Product Development and Risk Management
Robert J. Cummings	Senior Vice President, Client Services and Sales
Edward M. Shea	Vice President, General Counsel, and Secretary
David A. Golino	Senior Vice President and Chief Financial Officer
Miles Mei	Treasurer
Brian N. Leary	Consumer Services Officer and Chief Compliance Officer
Felicia F. Tierney	Vice President, Human Resources
Ed Cady	Vice President, Systems and Technology
Jeffrey C. Wall	Assistant Vice President, Operations
Earl F. Martin	Appointed Actuary
Maryann P. Crews	Illustration Actuary
Brett Wollam	Senior Vice President, Marketing

The principal business address for each of the persons named in Item 25 is 82 Devonshire Street, Boston, Massachusetts 02109.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant.

See Exhibit 26 of the original registration statement on Form N-4 filed August 17, 1991, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, which is incorporated herein by reference.

Item 27. Number of Contract Owners.

On March 31, 2012 there were 0 Qualified Contracts and 54,101 Non-Qualified Contracts.

Item 28. Indemnification

FMR LLC and its subsidiaries own a directors' and officers' liability reimbursement contract (the "Policies"), issued by National Union Fire Insurance Company, that provides coverage for "Loss" (as defined in the Policies) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer. The coverage is provided to these insureds, including Fidelity Investments Life, to the extent required or permitted by applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters. Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions. Loss is essentially the legal liability on claims against a director or officer, including damages, judgements, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage. Among the matters excluded are Losses arising as the result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which the Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed upon fiduciaries by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omissions, and (5) claims for an accounting of profits in fact made from the purchase or sale by a director or officer of any securities of the insured corporations within the meaning of Section 16(b) of the Securities Exchange Act of 1934 and amendments thereto or similar provisions of any state statutory law.

A $100 million limit (policy aggregate limit) and a $500,000 deductible apply to Loss for which the directors and officers are indemnified by Fidelity Investments Life Insurance Company. A $10 million limit (policy aggregate) and a $0 deductible apply to Loss for which the directors and officers are not indemnified by Fidelity Investments Life Insurance Company.

Utah law (Revised Business Corporation Act §16-10a-901 et seq.) provides, in substance, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interest of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The Text of Article XIV of Fidelity's By-Laws, which relates to indemnification of the directors and officers, is as follows:

INDEMNIFICATION OF DIRECTORS, OFFICERS AND PERSONS

ADMINISTERING EMPLOYEE BENEFIT PLANS

Each officer or Director or former officer or Director of the Corporation, and each person who shall, at the Corporation's request, have served as an officer or director of another corporation or as trustee, partner or officer of a trust, partnership or association, and each person who shall, at the Corporation's request, have served in any capacity with respect to any employee benefit plan, whether or not then in office then serving with respect to such employee benefit plan, and the heirs, executors, administrators, successors and assigns of each of them, shall be indemnified by the Corporation against all satisfaction of judgements, in compromise and or as fines or penalties and fees and disbursement of counsel, imposed upon or reasonably incurred by him or them in connection with or arising out of any action, suit or proceeding, by reason of his being or having been such officer, trustee, partner or director, or by reason of any alleged act or omission by him in such capacity or in serving with respect to an employee benefit plan, including the cost of reasonable settlements (other than amounts paid to the Corporation itself) made with a view to curtailment of costs of litigation.

The Corporation shall not, however, indemnify any such person, or his heirs, executors, administrators, successors, or assigns, with respect to any matter as to which his conduct shall be finally adjudged in any such action, suit, or proceedings to constitute willful misconduct or recklessness or to the extent that such matter relates to service with respect to any employee benefit plan, to not be in the best interest of the participants or beneficiaries of such employee benefit plan.

Such indemnification may include payment by the Corporation of expenses incurred in defending any such action, suit, or proceeding in advance of the final disposition thereof, upon receipt of an undertaking by or on behalf of the person indemnified to repay such payment if it shall ultimately be determined that he is not entitled to be indemnified by the Corporation. Such undertaking may be accepted by the corporation without reference to the financial ability of such person to make repayment.

The foregoing rights of indemnification shall not be exclusive of other rights to which any such director, officer, trustee, partner or person serving with respect to an employee benefit plan may be entitled as a matter of law. These indemnity provisions shall be separable, and if any portion thereof shall be finally adjudged to be invalid, such invalidity shall not affect any other portion which can be given effect.

The Board of Directors may purchase and maintain insurance on behalf of any persons who is or was a Director, officer, trustee, partner, employee or other agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, trustee, partner, employee or other agent of another corporation, association, trust or partnership, against any liability incurred by him in any such, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director or officer, or controlling persons of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by its is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

a) Fidelity Brokerage Services LLC acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life, and Empire Fidelity Investments Life Insurance Company.

(b)	James C. Burton	Director, Chief Executive Officer, and President
	Michael Durbin	Director
	Kathleen Murphy	Director
	Jeffrey Lagarce	Director
	Richard Lyons	Chief Financial Officer and Senior Vice President
	Tami R. Rash	Treasurer
	Charles M. Morgan	Assistant Treasurer
	David Forman	Secretary and Chief Legal Officer
	Norman Ashkenas	Chief Compliance Officer
	Peter D. Stahl	Assistant Secretary
	Susan Sturdy	Assistant Secretary
	Jim Smith	Senior Vice President, Real Estate
	Donald St. Peter	Vice President, Real Estate

The address for each person named in Item 29 is 82 Devonshire Street, Boston, Massachusetts 02109.

(c) $0.00

Item 30. Location of Accounts and Records

The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Fidelity Investments Life Insurance Company at 82 Devonshire Street, Boston, Massachusetts 02109.

Item 31. Management Services - Not applicable

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information ("SAI"), or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a SAI.

(c) Registrant undertakes to deliver any SAI and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it meets the definition of a "separate account" under the federal securities laws.

(e) Fidelity Investments Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy ("the contract") offered by Fidelity Investments Life Insurance Company are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Fidelity Investments Life Insurance Company

SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Fidelity Investments Variable Annuity Account I, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 11 to the Registration Statement to be signed on its behalf in the city of Boston and the Commonwealth of Massachusetts, on this 27th day of April, 2012.

FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I

(Registrant)

By: FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Depositor)

By:	/s/ *	Attest:	/s/Edward M. Shea
	Jeffrey K. Cimini		Edward M. Shea,
	President		Secretary

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on this 27th day of April, 2012.

Signature	Title

/s/ *		)
Jeffrey K. Cimini	President and Director	)
)
/s/ *		)
Jon J. Skillman	Director	)
)
/s/ *		)
William R. Ebsworth	Director	)
)
/s/ *		)
Miles Mei	Treasurer	)
)
/s/ *		)
Kathleen A. Murphy	Director	)
)
/s/ *		)
Rodney R. Rohda	Director	) By:	/s/Edward M. Shea
		)	Edward M. Shea
/s/ *		)	(Attorney-in-Fact)*
Roger T. Servison	Director	)
)
/s/ *		)
G. Michael Slovak	Director	)